                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3990

                      Northwestern Mutual Series Fund, Inc.

               (Exact name of registrant as specified in charter)

              720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

               (Address of principal executive offices) (Zip code)

 Jeffrey Michaelson, Assistant Controller, Northwestern Mutual Series Fund, Inc.

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 35

                              REPORT ON FORM N-CSR
               RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                Semi-Annual Report June 30, 2004
[LOGO] Northwestern Mutual(R)

          ---------------------------------------------------------

                Northwestern Mutual Series Fund, Inc.

                A Series Fund Offering Eighteen Portfolios

                . Small Cap Growth Stock Portfolio
                . T. Rowe Price Small Cap Value Portfolio
                . Aggressive Growth Stock Portfolio
                . International Growth Portfolio
                . Franklin Templeton International Equity Portfolio . AllianceBernstein Mid Cap Value Portfolio
                . Index 400 Stock Portfolio
                . Janus Capital Appreciation Portfolio
                . Growth Stock Portfolio
                . Large Cap Core Stock Portfolio
                . Capital Guardian Domestic Equity Portfolio
                . T. Rowe Price Equity Income Portfolio
                . Index 500 Stock Portfolio
                . Asset Allocation Portfolio
                . Balanced Portfolio
                . High Yield Bond Portfolio
                . Select Bond Portfolio
                . Money Market Portfolio

                     Northwestern Mutual Series Fund, Inc.

                               Table of Contents


          Series Fund Objectives and Schedules of Investments

              Small Cap Growth Stock Portfolio...................  1

              T. Rowe Price Small Cap Value Portfolio............  3

              Aggressive Growth Stock Portfolio..................  6

              International Growth Portfolio.....................  8

              Franklin Templeton International Equity Portfolio.. 11

              AllianceBernstein Mid Cap Value Portfolio.......... 13

              Index 400 Stock Portfolio.......................... 15

              Janus Capital Appreciation Portfolio............... 20

              Growth Stock Portfolio............................. 21

              Large Cap Core Stock Portfolio..................... 23

              Capital Guardian Domestic Equity Portfolio......... 25

              T. Rowe Price Equity Income Portfolio.............. 27

              Index 500 Stock Portfolio.......................... 29

              Asset Allocation Portfolio......................... 35

              Balanced Portfolio................................. 46

              High Yield Bond Portfolio.......................... 57

              Select Bond Portfolio.............................. 62

              Money Market Portfolio............................. 68

          Statements of Assets and Liabilities................... 70

          Statements of Operations............................... 72

          Statement of Changes in Net Assets..................... 74

          Financial Highlights................................... 83

          Notes to Series Fund Financial Statements.............. 92

 Small Cap Growth Stock Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)


                                                    Shares/  Value
            Common Stocks (95.9%)                    $ Par  $ (000)
            -------------------------------------------------------

            Consumer Discretionary (22.7%)
            Aaron Rents, Inc.                       238,195  7,893
            *AnnTaylor Stores Corp.                 244,650  7,090
            *Coach, Inc.                             90,100  4,072
            *Cumulus Media, Inc. -- Class A         116,300  1,955
            *Digital Theater Systems, Inc.          140,300  3,669
            *Getty Images, Inc.                      86,650  5,199
            *Guitar Center, Inc.                    156,000  6,937
            *Multimedia Games, Inc.                 319,800  8,576
            *O'Reilly Automotive, Inc.              165,100  7,463
            *Orbitz, Inc. -- Class A                 54,800  1,185
            Orient-Express Hotel, Ltd. -- Class A   381,750  6,467
            *Pinnacle Entertainment, Inc.           311,100  3,923
            Polaris Industries, Inc.                 96,400  4,627
            *Sharper Image Corp.                    135,300  4,247
            *The Sports Authority, Inc.              52,000  1,867
            Station Casinos, Inc.                   106,250  5,143
            Thor Industries, Inc.                   189,200  6,331
            *WMS Industries, Inc.                   179,900  5,361
                                                            ------
                Total                                       92,005
                                                            ------

            Consumer Staples (2.9%)
            *Peet's Coffee & Tea, Inc.              190,100  4,751
            *United Natural Foods, Inc.             206,600  5,972
            *Wild Oats Markets, Inc.                 86,500  1,217
                                                            ------
                Total                                       11,940
                                                            ------

            Energy (5.9%)
            *FMC Technologies, Inc.                 178,700  5,147
            *Grant Prideco, Inc.                    347,700  6,418
            *National-Oilwell, Inc.                 196,950  6,202
            Patterson-UTI Energy, Inc.              183,500  6,131
                                                            ------
                Total                                       23,898
                                                            ------

            Financials (4.3%)
            BankAtlantic Bancorp, Inc. -- Class A   120,000  2,214
            Boston Private Financial Holdings, Inc.  85,200  1,973
            Investors Financial Services Corp.      127,550  5,558
            National Financial Partners, Corp.      154,400  5,446
            *Silicon Valley Bancshares               61,100  2,423
                                                            ------
                Total                                       17,614
                                                            ------

            Health Care (19.3%)
            *AmSurg Corp.                           226,300  5,687
            *Bio-Rad Laboratories, Inc. -- Class A   35,000  2,060
            *Bradley Pharmaceuticals, Inc.          134,400  3,750
            *Cerner Corp.                           106,100  4,730
            *Endocardial Solutions, Inc.            205,100  2,123
            *Inveresk Research Group, Inc.          141,000  4,348
            *Kyphon, Inc.                           179,300  5,053
            *Nabi Biopharmaceuticals                108,300  1,540
            *Patterson Dental Co.                    56,700  4,337
            *Pediatrix Medical Group, Inc.           67,700  4,729
            *Providence Service Corp.               178,500  3,354
            *Psychiatric Solutions, Inc.            218,600  5,450

                                                      Shares/  Value
           Common Stocks (95.9%)                       $ Par  $ (000)
           ----------------------------------------------------------

           Health Care continued
           *Radiation Therapy Services, Inc.           80,000  1,136
           *Renal Care Group, Inc.                    119,100  3,946
           *ResMed, Inc.                              150,100  7,648
           *Salix Pharmaceuticals, Ltd.                60,300  1,987
           Select Medical Corp.                       189,000  2,536
           *Ventana Medical Systems, Inc.             133,300  6,336
           *VistaCare -- Class A                      105,600  1,959
           *Wright Medical Group, Inc.                163,900  5,835
                                                              ------
               Total                                          78,544
                                                              ------

           Industrials (16.2%)
           C.H. Robinson Worldwide, Inc.              157,650  7,227
           The Corporate Executive Board Co.          142,000  8,205
           *Corrections Corp. of America              159,450  6,297
           *Education Management Corp.                 96,900  3,184
           *Forward Air Corp.                         118,900  4,447
           *Intersections, Inc.                       127,300  3,054
           *Knight Transportation, Inc.               220,352  6,331
           *Marlin Business Services, Inc.            258,600  3,887
           MSC Industrial Direct Co., Inc. -- Class A 221,600  7,277
           *Pacer International, Inc.                 176,850  3,272
           *Resources Connection, Inc.                114,700  4,486
           *School Specialty, Inc.                    138,300  5,022
           Strayer Education, Inc.                     27,000  3,012
                                                              ------
               Total                                          65,701
                                                              ------

           Information Technology (18.4%)
           *Amphenol Corp. -- Class A                 190,600  6,351
           *Brooks Automation, Inc.                   184,408  3,716
           *Cognizant Technology Solutions Corp.      242,200  6,154
           *Cree, Inc.                                157,800  3,674
           *Digital Insight Corp.                     179,600  3,723
           *Digital River, Inc.                        60,700  1,981
           *Electronics for Imaging, Inc.             230,300  6,507
           *Entegris, Inc.                            332,700  3,849
           *Euronet Worldwide, Inc.                   201,200  4,654
           *Genesis Microchip, Inc.                   224,300  3,089
           *Hyperion Solutions Corp.                  101,950  4,457
           *Inforte Corp.                             296,300  2,992
           *MKS Instruments, Inc.                     161,250  3,680
           *NETGEAR, Inc.                             164,500  1,767
           *O2Micro International, Ltd.               182,650  3,111
           *Plexus Corp.                              115,000  1,553
           *Tollgrade Communications, Inc.            351,550  3,733
           *Varian, Inc.                               65,050  2,742
           *Verint Systems, Inc.                      148,800  5,092
           *Westell Technologies, Inc. -- Class A     334,800  1,707
                                                              ------
               Total                                          74,532
                                                              ------

           Materials (4.3%)
           Airgas, Inc.                               307,650  7,355
           Minerals Technologies, Inc.                103,200  5,986
           Silgan Holdings, Inc.                      101,700  4,100
                                                              ------
               Total                                          17,441
                                                              ------

                                               Small Cap Growth Stock Portfolio

 Small Cap Growth Stock Portfolio


                                                   Shares/   Value
            Common Stocks (95.9%)                   $ Par   $ (000)
            --------------------------------------------------------

            Other Holdings (1.9%)
            iShares Russell 2000 Index Fund          66,200   7,804
                                                            -------
                Total                                         7,804
                                                            -------

                Total Common Stocks
                 (Cost: $329,615)                           389,479
                                                            -------

            Money Market Investments (4.3%)
            --------------------------------------------------------

            Agricultural Services (0.8%)
            Cargill, Inc., 1.44%, 7/1/04          3,100,000   3,100
                                                            -------
                Total                                         3,100
                                                            -------

            Federal Government & Agencies (1.1%)
            Federal Home Loan Bank,
             1.055%, 7/16/04                      4,500,000   4,498
                                                            -------
                Total                                         4,498
                                                            -------

            Finance Lessors (1.2%)
            Receivable Capital Trust,
             1.30%, 7/27/2004                     5,000,000   4,995
                                                            -------
                Total                                         4,995
                                                            -------

            Short Term Business Credit (1.2%)
            (b)Sheffield Receivables,
             1.24%, 7/20/04                       5,000,000   4,997
                                                            -------
                Total                                         4,997
                                                            -------

                Total Money Market Investments
                 (Cost: $17,590)                             17,590
                                                            -------

                Total Investments (100.2%)
                 (Cost $347,205)(a)                         407,069
                                                            -------

                Other Assets, Less Liabilities
                 (-0.2%)                                       (938)
                                                            -------

                Total Net Assets (100.0%)                   406,131
                                                            -------

* Non-Income Producing

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $347,205 and the net unrealized appreciation of investments based on that cost was $59,864 which is comprised of $71,987 aggregate gross unrealized appreciations and $12,123 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                        Unrealized
                                                       Appreciation/
                                  Number of Expiration Depreciation
            Issuer (000's)        Contracts    Date       (000's)
            --------------------------------------------------------
            Russell 2000 Index
             Futures                 16        9/04         $40
            (Total Notional Value
             at June 30, 2004,
             $4,699 )

    The Accompanying Notes are an Integral Part of the Financial Statements

Small Cap Growth Stock Portfolio

 T. Rowe Price Small Cap Value Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                     Shares/  Value
           Common Stocks (96.7%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Consumer Discretionary (17.1%)
           Aaron Rents, Inc.                          72,700  2,409
           Aaron Rents, Inc. -- Class A                3,150     95
           Abercrombie & Fitch Co. -- Class A          4,900    190
           *Big Lots, Inc.                            12,600    182
           *Cablevision Systems Corp.                 18,500    364
           *Cox Radio Inc. -- Class A                  7,600    132
           CSS Industries, Inc.                       32,500  1,139
           *Culp, Inc.                                30,400    237
           Dillard's, Inc. -- Class A                 10,800    241
           Dow Jones & Co., Inc.                       7,500    338
           Eastman Kodak Co.                           2,000     54
           *Entercom Communications Corp. --
            Class A                                   10,700    399
           Family Dollar Stores, Inc.                 11,300    344
           Fred's, Inc.                               54,050  1,194
           The Gap, Inc.                               4,200    102
           Hancock Fabrics, Inc.                      43,400    553
           Haverty Furniture Companies, Inc.          74,500  1,302
           *Journal Register Co.                      47,900    958
           *Lamar Advertising Co. -- Class A           1,900     82
           Matthews International Corp. -- Class A    60,400  1,990
           Meredith Corp.                              3,400    187
           The New York Times Co. -- Class A           4,900    219
           Newell Rubbermaid, Inc.                    13,900    327
           Pearson PLC-Sponsored ADR                  30,000    374
           *RARE Hospitality International, Inc.      61,650  1,535
           Reuters Group PLC-Spons ADR                 7,700    314
           Ruby Tuesday, Inc.                         92,300  2,533
           *Saga Communications, Inc. -- Class A      64,500  1,177
           *Scholastic Corp.                           9,900    297
           SCP Pool Corp.                             34,950  1,573
           Sinclair Broadcast Group, Inc. -- Class A  18,200    187
           Skyline Corp.                              22,900    931
           Stanley Furniture Co., Inc.                22,000    926
           *Stein Mart, Inc.                         104,420  1,698
           *TBC Corp.                                 57,200  1,361
           *Unifi, Inc.                              114,400    335
           The Washington Post Co. -- Class B            249    232
                                                             ------
               Total                                         26,511
                                                             ------

           Consumer Staples (1.6%)
           Archer-Daniels-Midland Co.                  6,800    114
           Campbell Soup Co.                          11,800    317
           Casey's General Stores, Inc.               65,300  1,195
           Costco Wholesale Corp.                      3,300    136
           H.J. Heinz Co.                              7,000    274
           *Wild Oats Markets, Inc.                   37,100    522
                                                             ------
               Total                                          2,558
                                                             ------

           Energy (7.7%)
           *Atwood Oceanics, Inc.                     18,300    764
           Baker Hughes, Inc.                          1,900     72
           CARBO Ceramics, Inc.                       18,500  1,263

                                                   Shares/  Value
              Common Stocks (96.7%)                 $ Par  $ (000)
              ----------------------------------------------------

              Energy continued
              *Cooper Cameron Corp.                 6,600     321
              Diamond Offshore Drilling, Inc.      31,600     753
              *Forest Oil Corp.                    54,250   1,482
              *Grant Prideco, Inc.                 24,700     456
              *Hanover Compressor Co.              20,500     244
              *Key Energy Services, Inc.            5,100      48
              *Lone Star Technologies, Inc.        23,100     637
              *Magnum Hunter Resources, Inc.       89,900     933
              Murphy Oil Corp.                      2,700     199
              Penn Virginia Corp.                  44,000   1,589
              *Petroleum Geo-Services-ADR           3,200     129
              *TETRA Technologies, Inc.            50,550   1,357
              *Todco -- Class A                    67,700   1,047
              *W-H Energy Services, Inc.           32,100     629
                                                           ------
                  Total                                    11,923
                                                           ------

              Financials (21.6%)
              Allied Capital Corp.                 44,000   1,074
              American Capital Strategies, Ltd.    20,800     583
              Aon Corp.                             3,400      97
              Apartment Investment and
               Management Co. -- Class A           10,900     339
              Bedford Property Investors, Inc.     34,700   1,015
              Brown & Brown, Inc.                  35,100   1,513
              The Charles Schwab Corp.             35,200     338
              Charter One Financial, Inc.           5,000     221
              Citizens Banking Corp.                4,300     134
              Commerce Bancshares, Inc.             3,530     162
              *Conseco Inc.                        12,000     239
              East West Bancorp, Inc.              65,400   2,008
              Equity Office Properties Trust        3,300      90
              Federated Investors, Inc. -- Class B  4,100     124
              First Financial Fund, Inc.           56,500   1,003
              First Horizon National Corp.          5,400     246
              First Republic Bank                  44,300   1,908
              *Genworth Financial, Inc.            17,700     406
              Glenborough Realty Trust, Inc.       26,700     490
              Huntington Bancshares, Inc.          16,500     378
              Innkeepers USA Trust                 66,400     685
              Janus Capital Group, Inc.            16,300     269
              Kilroy Realty Corp.                  42,100   1,436
              LaBranche & Co., Inc.                19,800     167
              Lasalle Hotel Properties             41,300   1,008
              Loews Corp.                           3,300     198
              *Markel Corp.                         4,400   1,221
              Midland Co.                          27,300     809
              National Commerce Financial Corp.     6,700     218
              Northern Trust Corp.                  7,800     330
              *Ohio Casualty Corp.                 13,000     262
              *ProAssurance Corp.                  55,900   1,907
              Protective Life Corp.                 4,200     162
              Radian Group, Inc.                    6,600     316
              Reckson Associates Realty Corp.       4,000     110
              SAFECO Corp.                          9,400     414

                                        T. Rowe Price Small Cap Value Portfolio

 T. Rowe Price Small Cap Value Portfolio


                                                      Shares/  Value
           Common Stocks (96.7%)                       $ Par  $ (000)
           ----------------------------------------------------------

           Financials continued
           Scottish Annuity & Life Holdings, Ltd.     36,100     839
           *Silicon Valley Bancshares                 51,200   2,030
           The St. Paul Travelers Companies, Inc.     12,030     488
           Sun Communities, Inc.                      32,300   1,216
           Synovus Financial Corp.                    14,100     357
           TCF Financial Corp.                         5,400     313
           Texas Regional Bancshares, Inc. -- Class A 59,300   2,722
           *Triad Guaranty, Inc.                      32,000   1,862
           Union Planters Corp.                        8,800     262
           UnumProvident Corp.                        18,700     297
           Washington Real Estate Trust               29,800     876
           XL Capital, Ltd. -- Class A                 3,300     249
                                                              ------
               Total                                          33,391
                                                              ------

           Health Care (5.8%)
           AmerisourceBergen Corp.                     5,500     329
           Analogic Corp.                             10,300     437
           *Andrx Corp.                                2,400      67
           Arrow International, Inc.                  18,530     554
           *Barr Laboratories, Inc.                    4,000     135
           *Bone Care International, Inc.             50,500   1,183
           *Diversa Corp.                             76,200     772
           *Exelixis Inc.                             65,500     661
           *HEALTHSOUTH Corp.                         46,200     275
           *Human Genome Sciences, Inc.                5,700      66
           *King Pharmaceuticals, Inc.                23,100     264
           *Laboratory Corp. of America Holdings       1,300      52
           *Lexicon Genetics Inc.                     92,500     725
           *Lincare Holdings, Inc.                    10,400     342
           *MedImmune, Inc.                           17,800     417
           *Neighborcare, Inc.                        13,900     435
           Owens & Minor, Inc.                        65,300   1,691
           *Tenet Healthcare Corp.                    30,200     405
           Valeant Pharmaceuticals International Co.   3,800      76
           *Vertex Pharmaceuticals, Inc.              10,900     118
                                                              ------
               Total                                           9,004
                                                              ------

           Industrials (18.5%)
           Ameron International Corp.                 18,500     631
           C&D Technologies, Inc.                     43,400     774
           *Casella Waste Systems, Inc. -- Class A    76,100   1,001
           CNF, Inc.                                     800      33
           CSX Corp.                                  11,500     377
           *Dollar Thrifty Automotive Group, Inc.     39,000   1,070
           EDO Corp.                                  28,700     692
           Electro Rent Corp.                         71,000     743
           ElkCorp                                    30,800     737
           Equifax, Inc.                              12,600     312
           Franklin Electric Co., Inc.                48,600   1,836
           *FTI Consulting, Inc.                      35,400     584
           G & K Services, Inc. -- Class A            32,500   1,306
           *Genesee & Wyoming, Inc.                   25,800     611
           Herman Miller, Inc.                         9,600     278
           *Hewitt Associates, Inc.                    2,600      72
           IDEX Corp.                                 39,800   1,367
           *Insituform Technologies, Inc. -- Class A  62,300   1,014
           JLG Industries, Inc.                       79,800   1,108
           *Kirby Corp.                               36,100   1,404

                                                   Shares/  Value
              Common Stocks (96.7%)                 $ Par  $ (000)
              ----------------------------------------------------

              Industrials continued
              *Landstar System, Inc.                65,500  3,464
              Manpower, Inc.                         5,700    289
              McGrath Rentcorp                      31,000  1,145
              Nordson Corp.                         37,700  1,635
              Raytheon Co.                           9,900    354
              Rockwell Collins, Inc.                 7,000    233
              The ServiceMaster Co.                 14,700    181
              Southwest Airlines Co.                23,800    399
              Thomas Industries, Inc.               38,400  1,275
              Union Pacific Corp.                    5,300    315
              UTI Worldwide, Inc.                   27,040  1,425
              Viad Corp.                            14,948    404
              *Waste Connections, Inc.              27,900    828
              *Weight Watchers Intl., Inc.           2,600    102
              Woodward Governor Co.                 11,400    822
                                                           ------
                  Total                                    28,821
                                                           ------

              Information Technology (10.5%)
              *ATMI, Inc.                           30,100    822
              AVX Corp.                             15,800    228
              *Bearingpoint, Inc.                   35,600    316
              *The BISYS Group, Inc.                23,500    330
              *BMC Software, Inc.                   20,700    383
              *Cable Design Technologies Corp.     107,600  1,141
              *Cadence Design Systems, Inc.         20,900    306
              *Ceridian Corp.                       11,600    261
              *Exar Corp.                           53,800    789
              *Ingram Micro, Inc. -- Class A        10,500    152
              *Intuit, Inc.                          4,400    170
              Landauer, Inc.                        16,500    737
              *Littelfuse, Inc.                     35,000  1,484
              Methode Electronics, Inc. -- Class A  37,100    481
              Molex, Inc. -- Class A                13,300    363
              *MPS Group, Inc.                     122,200  1,481
              *Mykrolis Corp.                       70,600  1,230
              *Netegrity, Inc.                      52,300    442
              *Network Associates, Inc.             16,200    294
              *Novellus Systems, Inc.               11,100    349
              *Packeteer, Inc.                      79,100  1,277
              *Progress Software Corp.              51,700  1,120
              *SPSS, Inc.                           45,625    820
              *Tellabs, Inc.                        15,100    132
              *Websense, Inc.                       33,200  1,236
                                                           ------
                  Total                                    16,344
                                                           ------

              Materials (9.3%)
              Agrium, Inc.                           3,800     55
              Airgas, Inc.                          50,700  1,212
              AptarGroup, Inc.                      32,250  1,409
              Arch Chemicals, Inc.                  37,500  1,081
              Bowater, Inc.                          7,500    312
              Carpenter Technology Corp.            28,900    984
              Chesapeake Corp.                      16,200    432
              Deltic Timber Corp.                   28,300  1,087
              Domtar, Inc.                          13,200    171
              Florida Rock Industries, Inc.         28,225  1,190
              Gibraltar Steel Corp.                 39,651  1,301
              Great Lakes Chemical Corp.             8,900    241

T. Rowe Price Small Cap Value Portfolio

 T. Rowe Price Small Cap Value Portfolio


                                                     Shares/  Value
           Common Stocks (96.7%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Materials continued
           Harmony Gold Mining Co.-Sponsored
            ADR                                      15,100      160
           IMC Global, Inc.                           8,500      114
           MacDermid, Inc.                           20,500      694
           MeadWestvaco Corp.                        12,700      373
           *Meridian Gold, Inc.                      62,200      807
           Myers Industries, Inc.                    37,225      525
           Nucor Corp.                                  600       46
           Potash Corp. of Saskatchewan, Inc.         1,750      170
           Potlatch Corp.                             4,100      171
           *Symyx Technologies, Inc.                 27,500      663
           Wausau-Mosinee Paper Corp.                75,100    1,299
                                                             -------
               Total                                          14,497
                                                             -------

           Telecommunication Services (0.6%)
           AT&T Corp.                                12,500      183
           *Crown Castle International Corp.         12,900      190
           *Qwest Communications International, Inc. 91,700      329
           Telephone and Data Systems, Inc.           4,100      292
                                                             -------
               Total                                             994
                                                             -------

           Utilities (4.0%)
           Black Hills Corp.                         34,100    1,075
           Cleco Corp.                               36,900      663
           *CMS Energy Corp.                         11,100      101
           Duke Energy Corp.                         17,400      353
           *Dynegy, Inc. -- Class A                  56,000      239
           *El Paso Electric Co.                     54,700      846
           FirstEnergy Corp.                          6,800      254
           NiSource, Inc.                            18,200      375
           *NRG Energy, Inc.-W/I                     15,300      379
           Otter Tail Corp.                          20,900      561
           Pinnacle West Capital Corp.                5,000      202
           TECO Energy, Inc.                         26,800      321
           Unisource Energy Corp.                     2,700       67
           Vectren Corp.                             28,400      713
           Xcel Energy, Inc.                          5,100       84
                                                             -------
               Total                                           6,233
                                                             -------

               Total Common Stocks
                (Cost: $118,488)                             150,276
                                                             -------

                                                    Shares/   Value
            Investment Grade Bonds (0.0%)            $ Par   $ (000)
            --------------------------------------------------------

            Radiotelephone Communications (0.0%)
            US Cellular Corp., 0.00%, 6/15/15         45,000      23
                                                             -------
                Total                                             23
                                                             -------

            Utilities (0.0%)
            Xcel Energy Inc., 7.50%, 11/21/07 144A     2,000       3
                                                             -------
                Total                                              3
                                                             -------

                Total Investment Grade Bonds
                 (Cost: $27)                                      26
                                                             -------

            Money Market Investments (3.2%)
            --------------------------------------------------------

            Other Holdings (3.2%)
            Reserve Investment Fund                5,006,065   5,006
                                                             -------

                Total Money Market Investments
                 (Cost: $5,006)                                5,006
                                                             -------

                Total Investments (99.9%)
                 (Cost $123,521)(a)                          155,308
                                                             -------

                Other Assets, Less Liabilities
                 (0.1%)                                          107
                                                             -------

                Total Net Assets (100.0%)                    155,415
                                                             -------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $123,521 and the net unrealized appreciation of investments based on that cost was $31,787 which is comprised of $33,881 aggregate gross unrealized appreciations and $2,094 aggregate gross unrealized depreciation.
    The Accompanying Notes are an Integral Part of the Financial Statements

                                        T. Rowe Price Small Cap Value Portfolio

 Aggressive Growth Stock Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)

                                                  Shares/  Value
               Common Stocks (97.8%)               $ Par  $ (000)
               --------------------------------------------------

               Consumer Discretionary (15.2%)
               *Cabela's, Inc. -- Class A          21,000     566
               Circuit City Stores, Inc.          459,400   5,949
               *Dick's Sporting Goods, Inc.        97,200   3,242
               Fairmont Hotels & Resorts, Inc.    362,720   9,775
               Garmin, Ltd.                       350,700  12,990
               Gentex Corp.                       344,930  13,687
               *Getty Images, Inc.                300,070  18,004
               Jones Apparel Group, Inc.          423,700  16,728
               *Lamar Advertising Co. -- Class A  374,625  16,240
               *MGM MIRAGE                        187,560   8,804
               Michaels Stores, Inc.              280,700  15,439
               *O'Reilly Automotive, Inc.         454,830  20,557
               PETsMART, Inc.                     308,600  10,014
               *Pixar                              65,800   4,574
               The Talbots, Inc.                  327,400  12,818
               *Tempur-Pedic International, Inc.  420,458   5,891
               *Univision Communications, Inc. --
                Class A                           208,027   6,642
               *Westwood One, Inc.                232,800   5,541
                                                          -------
                   Total                                  187,461
                                                          -------

               Consumer Staples (1.4%)
               *Smithfield Foods, Inc.            237,800   6,991
               Whole Foods Market, Inc.           107,300  10,242
                                                          -------
                   Total                                   17,233
                                                          -------

               Energy (5.8%)
               *BJ Services Co.                   330,900  15,168
               *Cooper Cameron Corp.              342,900  16,699
               *Nabors Industries, Ltd.           442,000  19,987
               Pioneer Natural Resources Co.      189,900   6,662
               *Smith International, Inc.         222,700  12,418
                                                          -------
                   Total                                   70,934
                                                          -------

               Financials (9.2%)
               *Ameritrade Holding Corp.          482,700   5,479
               *Assured Guaranty, Ltd.            354,300   6,005
               *CapitalSource, Inc.               705,300  17,245
               CIT Group, Inc.                    535,000  20,484
               Investors Financial Services Corp. 459,980  20,046
               Legg Mason, Inc.                   218,380  19,875
               SouthTrust Corp.                   427,100  16,576
               Ventas, Inc.                       331,000   7,729
                                                          -------
                   Total                                  113,439
                                                          -------

               Health Care (17.0%)
               *Biogen Idec, Inc.                 277,100  17,527
               Biomet, Inc.                       408,610  18,158
               *Caremark Rx, Inc.                 389,794  12,840
               *Charles River Laboratories
                International, Inc.               352,300  17,217
               *Covance, Inc.                     356,700  13,761
               *Cytyc Corp.                       575,700  14,606
               *DaVita, Inc.                      352,500  10,868

                                                    Shares/  Value
            Common Stocks (97.8%)                    $ Par  $ (000)
            -------------------------------------------------------

            Health Care continued
            *Elan Corp. PLC, ADR                    472,700  11,695
            Health Management Associates, Inc. --
             Class A                                696,210  15,609
            *Kinetic Concepts, Inc.                 271,700  13,558
            Medicis Pharmaceutical Corp. -- Class A 282,900  11,302
            *Neurocrine Biosciences, Inc.           153,700   7,969
            *Patterson Dental Co.                   184,798  14,135
            *St. Jude Medical, Inc.                 206,200  15,599
            *Varian Medical Systems Inc.             70,600   5,602
            *VCA Antech, Inc.                       204,400   9,161
                                                            -------
                Total                                       209,607
                                                            -------

            Industrials (19.0%)
            *Apollo Group, Inc. -- Class A          103,980   9,180
            ARAMARK Corp. -- Class B                592,100  17,029
            *Career Education Corp.                  98,800   4,501
            Cintas Corp.                            259,950  12,392
            The Corporate Executive Board Co.       433,620  25,059
            Deere & Co.                             197,140  13,827
            Expeditors International of
             Washington, Inc.                       426,030  21,050
            Fastenal Co.                            443,390  25,198
            Graco, Inc.                             881,400  27,367
            *Hewitt Associates, Inc.                596,510  16,404
            L-3 Communications Holdings, Inc.       361,550  24,152
            Manpower, Inc.                          261,840  13,294
            Robert Half International, Inc.         388,100  11,554
            *Stericycle, Inc.                       256,080  13,250
                                                            -------
                Total                                       234,257
                                                            -------

            Information Technology (27.5%)
            Adobe Systems, Inc.                     358,130  16,653
            *Amdocs, Ltd.                           684,150  16,030
            *Avaya, Inc.                            717,900  11,336
            CDW Corp.                               285,240  18,187
            *Cognos, Inc.                           678,300  24,527
            *DST Systems, Inc.                      175,200   8,425
            Harris Corp.                            247,700  12,571
            Infosys Technologies, Ltd., ADR         141,085  13,088
            *Integrated Circuit Systems, Inc.       434,280  11,795
            *Jabil Circuit, Inc.                    475,500  11,973
            *KLA-Tencor Corp.                       258,780  12,779
            *Lam Research Corp.                     477,600  12,800
            *Mercury Interactive Corp.              252,300  12,572
            Microchip Technology, Inc.              519,795  16,394
            Paychex, Inc.                           510,340  17,290
            *QLogic Corp.                           368,470   9,798
            *Semtech Corp.                          736,990  17,349
            *Silicon Laboratories, Inc.             218,300  10,118
            *UTStarcom, Inc.                        401,800  12,154
            *VeriSign, Inc.                         328,920   6,546
            *VERITAS Software Corp.                 436,770  12,099
            *Waters Corp.                           474,470  22,670

Aggressive Growth Stock Portfolio

 Aggressive Growth Stock Portfolio


                                                 Shares/     Value
           Common Stocks (97.8%)                  $ Par     $ (000)
           ---------------------------------------------------------

           Information Technology continued
           *Zebra Technologies Corp. -- Class A    382,435    33,271
                                                           ---------
               Total                                         340,425
                                                           ---------

           Materials (1.7%)
           Praxair, Inc.                           512,540    20,455
                                                           ---------
               Total                                          20,455
                                                           ---------

           Other Holdings (1.0%)
           Broadband HOLDRS (SM) Trust             362,700     6,046
           *iShares Goldman Sachs Networking
            Index Fund                             185,800     5,886
                                                           ---------
               Total                                          11,932
                                                           ---------

               Total Common Stocks
                (Cost: $983,438)                           1,205,743
                                                           ---------

           Money Market Investments (2.4%)
           ---------------------------------------------------------

           Agricultural Services (1.4%)
           Cargill, Inc., 1.44%, 7/1/04         17,100,000    17,100
                                                           ---------
               Total                                          17,100
                                                           ---------

                                                     Shares/     Value
      Money Market Investments (2.4%)                 $ Par     $ (000)
      -------------------------------------------------------------------

      Federal Government & Agencies (0.2%)
      Federal Home Loan Bank,
       1.07%, 7/16/04                                3,000,000     2,999
                                                               ---------
          Total                                                    2,999
                                                               ---------

      Short Term Business Credit (0.8%)
      Sheffield Receivables,
       1.30%, 7/26/04                               10,000,000     9,991
                                                               ---------
          Total                                                    9,991
                                                               ---------

          Total Money Market Investments
           (Cost: $30,090)                                        30,090
                                                               ---------

          Total Investments (100.2%)
           (Cost $1,013,528)(a)                                1,235,833
                                                               ---------

          Other Assets, Less Liabilities (-0.2%)                  (2,345)
                                                               ---------

          Total Net Assets (100.0%)                            1,233,488
                                                               ---------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $1,013,528 and the net unrealized appreciation of investments based on that cost was $222,305 which is comprised of $245,563 aggregate gross unrealized appreciations and $23,258 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                              Aggressive Growth Stock Portfolio

 International Growth Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

            Foreign Common                          Shares/   Value
            Stocks (97.4%)             Country       $ Par   $ (000)
            --------------------------------------------------------

            Basic Materials (3.1%)
            +CRH PLC                Ireland           26,525    562
            *+SGL Carbon AG         Germany           12,070    113
            +Shin-Etsu Chemical
             Co., Ltd.              Japan              4,800    173
            +Sumitomo Chemical
             Co., Ltd.              Japan            112,000    526
            *+Syngenta AG           Switzerland        7,005    589
            +Wienerberger AG        Austria           17,955    626
                                                              -----
                Total                                         2,589
                                                              -----

            Conglomerates (4.9%)
            +Grupo Ferrovial        Spain             20,170    841
            *iShares MSCI EAFE
             Index Fund             United States     12,090  1,729
            *+Nomura TOPIX
             Exchange Traded
             Fund                   Japan             65,400    727
            +Vinci SA               France             7,455    752
                                                              -----
                Total                                         4,049
                                                              -----

            Consumer Cyclical (22.9%)
            +Autoliv                Sweden            12,915    541
            Belluna Warrants        Japan              1,452      8
            +Berkeley Group PLC     United Kingdom    26,355    591
            +Beru AG
             Ludwigsburg            Germany            6,885    529
            +Bridgestone Corp.      Japan             33,000    624
            *+Bulgari SPA           Italy             37,005    375
            +Burberry Group PLC     United Kingdom    74,240    551
            Carnival Corp.          Panama            13,215    621
            +Denway Motors, Ltd.    Hong Kong      1,124,000    411
            +Esprit Holdings, Ltd.  Hong Kong        155,000    698
            +Funai Electric Co.,
             Ltd.                   Japan              3,500    530
            *+Gestevision Telecinco
             SA                     Spain              5,585     83
            +Hilton Group PLC       United Kingdom   119,490    599
            +Hyundai Motor Co.,
             Ltd.                   South Korea       14,050    543
            +Intercontinental
             Hotels                 United Kingdom    45,710    484
            +Lagardere S.C.A.       France             7,700    483
            +Lottomatica SPA        Italy              8,315    206
            +Mediaset SPA           Italy             49,705    568
            +Metro AG               Germany           10,195    485
            +Michelin -- Class B
             Shares                 France            10,820    600
            News Corp., Ltd.
             ADR                    Australia         10,670    378
            +Next PLC               United Kingdom    33,970    880
            +Nissan Motor Co.,
             Ltd.                   Japan             44,800    499
            +Nitori Co., Ltd.       Japan              8,950    563

          Foreign Common                              Shares/   Value
          Stocks (97.4%)                 Country       $ Par   $ (000)
          ------------------------------------------------------------

          Consumer Cyclical continued
          +Nobia AB                   Sweden            22,115    261
          +Nokian Renkaat Oyj         Finland            2,040    199
          +Opap SA                    Greece            27,560    518
          +Porsche AG                 Germany              905    610
          +Punch Taverns PLC          United Kingdom    71,645    664
          +Rank Group PLC             United Kingdom   107,395    585
          +Signet Group PLC           United Kingdom   278,670    579
          *+Sogecable SA              Spain              4,685    190
          +Swatch Group AG            Switzerland        4,630    604
          +Techtronics Industries Co. Hong Kong        345,000    551
          *Urbi Desarrollos Urbanos
           SA                         Mexico            40,390    130
          +USS Co., Ltd.              Japan              7,020    606
          *+Vivendi Universal SA      France            21,635    603
          Walmart de Mexico --
           Series V                   Mexico           147,165    436
          +Wolseley PLC               United Kingdom    36,695    570
                                                               ------
              Total                                            18,956
                                                               ------

          Consumer Non-Cyclical (6.4%)
          *Cott Corp. ADR             Canada            19,085    618
          *Natura Cosmeticos SA       Brazil            11,475    185
          +Nestle SA                  Switzerland        2,200    588
          +Puma AG Rudolf Dassler
           Sport                      Germany            4,440  1,130
          +Reckitt Benckiser PLC      United Kingdom    26,335    746
          *+Royal Numico NV           Netherlands       17,015    548
          +Swedish Match AB           Sweden            76,270    781
          +Tesco PLC                  United Kingdom   143,960    696
                                                               ------
              Total                                             5,292
                                                               ------

          Energy (4.3%)
          +BG Group PLC               United Kingdom    83,200    513
          Encana Corp.                Canada            14,215    611
          +ENI SPA                    Italy             32,195    641
          Suncor Energy, Inc.         Canada            19,205    487
          +Technip                    France             4,520    614
          +Total Fina Elf SA          France             3,575    684
                                                               ------
              Total                                             3,550
                                                               ------

          Financials (14.6%)
          +Alpha Bank AE              Greece            24,918    636
          +AMP, Ltd.                  Australia        143,605    636
          +Anglo Irish Bank Corp.     Ireland           69,937  1,094
          *+Banco Espanol de Credito
           SA                         Spain             40,665    484
          +Banco Popolare Di Verona   Italy             33,455    576
          +Bank Rakyat Indonesia      Indonesia      2,757,000    493
          +BNP Paribas SA             France             8,405    519
          +Cattles PLC                United Kingdom    67,925    391
          +Corporacion Mapfre         Spain             24,325    299
          +Depfa Bank PLC             Ireland           40,480    589
          +Erste Bank Der Oester      Austria            3,795    597
          +Fondiaria SAI SPA          Italy             23,560    526

International Growth Portfolio

 International Growth Portfolio


         Foreign Common                                Shares/  Value
         Stocks (97.4%)                    Country      $ Par  $ (000)
         -------------------------------------------------------------

         Financials continued
         +HSBC Holdings PLC             United Kingdom  24,892    376
         +ING Groep NV                  Netherlands     19,929    473
         *+Kookmin Bank                 South Korea      9,930    310
         +Man Group PLC                 United Kingdom  19,915    516
         Manulife Financial Corp.
          ADR                           Canada          12,980    526
         +Mitsubishi Tokyo Financial    Japan               64    597
         *+OM Hex AB                    Sweden          28,170    339
         +OTP Bank RT                   Hungary         34,835    712
         +Royal Bank of Scotland
          Group PLC                     United Kingdom  18,361    530
         +Storebrand ASA                Norway          89,020    610
         +UFJ Holdings, Inc.            Japan               57    254
                                                               ------
             Total                                             12,083
                                                               ------

         Health Care (7.4%)
         *+Actelion, Ltd.               Switzerland      4,050    466
         +CSL, Ltd.                     Australia       32,520    506
         *+Elekta AB -- B Shares        Sweden          22,120    490
         +GN Store Nord A/S             Denmark         75,795    671
         Nobel Bicare AB                Sweden              35      5
         +Nobel Biocare Holding AG      Switzerland      3,935    617
         +Novartis AG                   Switzerland     12,005    531
         *QLT, Inc.                     Canada          27,215    545
         +Roche Holding AG              Switzerland      4,895    486
         +Straumann Holding --
          N Shares                      Switzerland      2,195    442
         +Synthes, Inc.                 Switzerland      6,380    728
         Teva Pharmaceutical
          Industries, Ltd. ADR          Israel           9,035    608
                                                               ------
             Total                                              6,095
                                                               ------

         Industrials (10.6%)
         *+Ainax AB                     Sweden           1,046     34
         +Atlas Copco AB -- A Shares    Sweden          16,045    597
         +Capita Group PLC              United Kingdom 116,760    676
         *+Chiyoda Corp.                Japan           94,000    671
         +Cobham Group PLC              United Kingdom  24,895    631
         +Computershare, Ltd.           Australia       49,550    110
         +Daewoo Shipbuilding &
          Marine Engineering Co.        South Korea     42,410    514
         *+Deutz AG                     Germany         26,733    115
         +Keyence Corp.                 Japan            2,700    620
         +Kubota Corp.                  Japan          140,000    747
         +Li & Fung, Ltd.               Hong Kong      214,000    314
         +Meggitt PLC                   United Kingdom 109,718    521
         +Neopost SA                    France           8,285    490
         +Omron Corp.                   Japan           26,500    622
         +Premier Farnell PLC           United Kingdom 110,480    494
         +Schneider Electric SA         France           7,895    540
         +SMC Corp.                     Japan            3,900    425
         +Volvo AB                      Sweden          17,035    595
                                                               ------
             Total                                              8,716
                                                               ------

         Technology (12.5%)
         +ASM Pacific Technology        Hong Kong       59,000    223
         +Canon, Inc.                   Japan           11,900    632
         *+Chi Mei Optoelectronics      Taiwan         300,000    485
         +Citizen Electronics Co., Ltd. Japan           10,650    608

           Foreign Common                             Shares/  Value
           Stocks (97.4%)                 Country      $ Par  $ (000)
           ----------------------------------------------------------

           Technology continued
           +Dassault Systemes SA       France          10,635    495
           *+Epcos AG                  Germany         19,560    411
           *+Ericsson LM -- B Shares   Sweden         324,000    959
           *+Gresham Computing PLC     United Kingdom  83,850    526
           +Hoya Corp.                 Japan            6,000    631
           +Indra Sistemas SA          Spain           40,415    517
           +INFOSYS Technologies,
            Ltd.                       India            3,592    432
           *+Kontron AG                Germany         71,985    600
           +Murata Manufacturing Co.,
            Ltd.                       Japan            5,100    293
           +Net One Systems Co., Ltd.  Japan              130    509
           *+Opera Software ASA        Norway          32,830     43
           +Philips Electronics NV     Netherlands     20,440    554
           +Sage Group PLC             United Kingdom 130,630    443
           +Samsung Electronics Co.,
            Ltd.                       South Korea      1,670    695
           +Siemens AG                 Germany          5,265    381
           +Taiwan Semiconductor
            Manufacturing Co., Ltd.    Taiwan         243,401    352
           +TDK Corp.                  Japan            6,900    526
                                                              ------
               Total                                          10,315
                                                              ------

           Telecommunication Services (4.5%)
           *+Freenet.de AG             Germany          6,770    587
           +KDDI Corp.                 Japan              105    604
           *+Mobistar SA               Belgium         12,350    771
           *+PT Telekomunikasi
            Indonesia                  Indonesia      510,500    400
           +Tele2 AB -- B Shares       Sweden           4,210    185
           +Telefonica SA              Spain           37,955    563
           +Telekom Austria AG         Austria          5,365     82
           +Vodafone Group PLC         United Kingdom 227,845    500
                                                              ------
               Total                                           3,692
                                                              ------

           Transportation (4.3%)
           Canadian National Railway
            Co.                        Canada          13,165    567
           +Deutsche Post AG           Germany         20,220    438
           +Exel PLC                   United Kingdom  23,660    330
           +Fraport AG                 Germany         10,715    300
           *+Golar LNG, Ltd.           Bermuda         31,460    488
           +Iberia Linea Aereas de
            Espana SA                  Spain           54,505    157
           +Kamigumi Co., Ltd.         Japan           79,000    575
           +Neptune Orient Lines, Ltd. Singapore      273,000    375
           Thai Airways International  Thailand       252,100    348
                                                              ------
               Total                                           3,578
                                                              ------

           Utilities (1.9%)
           +Brisa Auto Estrada de
            Portugal SA                Portugal        72,180    521
           +Centrica PLC               United Kingdom 136,260    556
           +Iberdrola SA               Spain           23,680    501
                                                              ------
               Total                                           1,578
                                                              ------

               Total Foreign Common Stocks
                (Cost: $64,569)                               80,493
                                                              ------

                                                 International Growth Portfolio

 International Growth Portfolio


                Money Market                              Shares/  Value
                Investments (0.6%)         Country         $ Par  $ (000)
                ---------------------------------------------------------

                Agricultural Services (0.6%)
                  Cargill, Inc.,
                   1.44%, 7/1/04        United States     500,000    500
                                                                  ------

                    Total Money Market Investments
                     (Cost: $500)                                    500
                                                                  ------

                    Total Investments (98.0%)
                     (Cost $65,069)(a)                            80,993
                                                                  ------

                    Other Assets, Less Liabilities (2.0%)          1,622
                                                                  ------

                    Total Net Assets (100.0%)                     82,615
                                                                  ------

* Non-Income Producing

 ADR -- American Depository Receipt

+ Security was fair valued under procedures adopted by the Board of Directors.

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $65,069 and the net unrealized appreciation of investments based on that cost was $15,924 which is comprised of $16,707 aggregate gross unrealized appreciations and $783 aggregate gross unrealized depreciation.

 Investment Percentage by Country:

                             United Kingdom  17.2%
                             Japan           15.5%
                             France           7.1%
                             Germany          7.0%
                             Switzerland      6.2%
                             Sweden           5.9%
                             Other           41.1%
                                            ------
                                 Total      100.0%
                                            ------

    The Accompanying Notes are an Integral Part of the Financial Statements

International Growth Portfolio

 Franklin Templeton International Equity Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)

           Foreign Common                           Shares/   Value
           Stocks (92.1%)              Country       $ Par   $ (000)
           ---------------------------------------------------------

           Consumer Discretionary (9.4%)
           +Accor SA                France           173,000  7,320
           +GKN PLC                 United Kingdom 2,091,540  9,533
           +Koninklijke (Royal)
            Philips Electronics NV  Netherlands      576,875 15,621
           +Michelin SA -- Class B  France           209,230 11,609
           +Reed Elsevier NV        Netherlands      645,340  9,080
           +Sony Corp.              Japan            200,900  7,613
           +Valeo SA                France           148,650  6,213
           *+Volkswagen AG          Germany          230,450  9,772
           +Wolters Kluwer NV       Netherlands      166,630  3,033
                                                             ------
               Total                                         79,794
                                                             ------

           Consumer Staples (4.2%)
           +Cadbury Schweppes PLC   United Kingdom 1,000,720  8,647
           +J Sainsbury PLC         United Kingdom 1,769,000  9,154
           +Nestle SA               Switzerland       38,980 10,410
           +Unilever PLC            United Kingdom   773,990  7,613
                                                             ------
               Total                                         35,824
                                                             ------

           Energy (8.0%)
           +BP PLC                  United Kingdom 1,037,940  9,173
           CNOOC, Ltd., ADR         Hong Kong        197,530  8,444
           +ENI SPA                 Italy            414,535  8,250
           Husky Energy, Inc.       Canada           150,650  2,882
           +IHC Caland NV           Netherlands      112,800  5,255
           +Norsk Hydro ASA         Norway           125,558  8,175
           +Repsol YPF SA           Spain            493,680 10,836
           +Shell Transport &
            Trading Co. PLC         United Kingdom 1,428,430 10,506
           +Total SA                France            21,182  4,050
                                                             ------
               Total                                         67,571
                                                             ------

           Financials (18.9%)
           +Abbey National PLC      United Kingdom   697,500  6,503
           ACE, Ltd.                Cayman Island    234,580  9,918
           *+Ainax AB               Sweden            17,983    591
           +Australia & New Zealand
            Banking Group, Ltd.     Australia        582,319  7,425
           +Axa SA                  France           433,842  9,603
           Axa SA                   France            27,115    600
           *+Banca Nazionale Del
            Lavoro SPA              Italy          3,584,211  8,354
           +Cheung Kong Holdings,
            Ltd.                    Hong Kong      1,035,000  7,650
           +DBS Group Holdings,
            Ltd.                    Singapore      1,192,000 10,005
           *+HSBC Holdings PLC      United Kingdom   530,937  8,010
           +ING Groep NV            Netherlands      436,000 10,350
           +Lloyds TSB Group PLC    United Kingdom 1,165,150  9,145
           +Nomura Holdings, Inc.   Japan            332,400  4,963
           +Nordea Bank AB          Sweden         1,651,590 11,906
           +Riunione Adriatica di
            Sicurta SPA             Italy            447,283  8,129

           Foreign Common                            Shares/   Value
           Stocks (92.1%)               Country       $ Par   $ (000)
           ----------------------------------------------------------

           Financials continued
           +Sompo Japan Insurance,
            Inc.                     Japan          1,103,000  11,349
           +Standard Chartered PLC   United Kingdom   370,360   6,046
           +Swire Pacific, Ltd. --
            Class B                  Hong Kong      1,746,500  11,365
           +Swiss Re                 Switzerland      170,200  11,082
           XL Capital, Ltd. --
            Class A                  Cayman Island     94,850   7,157
                                                              -------
               Total                                          160,151
                                                              -------

           Health Care (5.0%)
           +Aventis SA               France           197,550  14,943
           *+CK Life Sciences
            International, Inc.      Hong Kong         29,640       6
           +GlaxoSmithKline PLC      United Kingdom   365,910   7,421
           +Mayne Group, Ltd.        Australia             10       0
           +Ono Pharmaceutical Co.,
            Ltd.                     Japan            191,000   8,976
           *+Shire Pharmaceuticals
            Group PLC                United Kingdom 1,124,010   9,873
           +Takeda Chemical
            Industries, Ltd.         Japan             30,400   1,340
                                                              -------
               Total                                           42,559
                                                              -------

           Industrials (16.2%)
           +Adecco. SA               Switzerland      124,930   6,246
           +Atlas Copco AB           Sweden           221,760   8,248
           +BAE Systems PLC          United Kingdom 3,411,020  13,622
           +Brambles Industries PLC  United Kingdom 1,453,754   5,633
           *+British Airways PLC     United Kingdom 1,228,800   6,169
           +Deutsche Post AG         Germany          602,100  13,037
           +Hutchison Whampoa,
            Ltd.                     Hong Kong      1,081,000   7,399
           +KCI Konecranes
            International PLC        Finland          302,500  11,238
           +Kurita Water Industries,
            Ltd.                     Japan            430,000   5,898
           +Rentokil Initial PLC     United Kingdom 2,672,940   7,015
           +Rolls-Royce Group
            +PLC                     United Kingdom 1,516,890   6,938
           +Securitas AB -- Class B  Sweden           541,000   6,774
           +Societe Bic SA           France           173,740   7,743
           +Toto, Ltd.               Japan            873,000   9,241
           +Vestas Wind Systems AS   Denmark          626,460   9,230
           +Vestas Wind Systems AS   Denmark          208,820   3,092
           +Volvo AB -- Class B      Sweden           278,740   9,731
                                                              -------
               Total                                          137,254
                                                              -------

           Materials (9.9%)
           +Akzo Nobel NV            Netherlands      234,050   8,629
           +Alumina, Ltd.            Australia      1,908,930   7,050
           +BASF AG                  Germany          206,800  11,126
           +Bayer AG                 Germany          263,150   7,621
           +BHP Billiton, Ltd.       Australia      1,681,770  14,712

                              Franklin Templeton International Equity Portfolio

 Franklin Templeton International Equity Portfolio


           Foreign Common                            Shares/   Value
           Stocks (92.1%)               Country       $ Par   $ (000)
           ----------------------------------------------------------

           Materials continued
           Companhia Vale do Rio
            Doce, ADR                Brazil           163,550   6,395
           +Norske Skogindustrier
            ASA                      Norway           684,860  12,240
           +Stora Enso OYJ --
            R Shares                 Finland          658,140   8,924
           +UPM-Kymmene OYJ          Finland          394,760   7,523
                                                              -------
               Total                                           84,220
                                                              -------

           Technology (6.9%)
           *Celestica, Inc.          Canada           415,600   8,273
           *Check Point Software
            Technologies, Ltd.       Israel           387,430  10,457
           +Hitachi, Ltd.            Japan          1,198,000   8,314
           +Nintendo Co., Ltd.       Japan             64,600   7,512
           +Samsung Electronics Co.,
            Ltd.                     South Korea       34,390  14,301
           +Toshiba Corp.            Japan          2,350,000   9,522
                                                              -------
               Total                                           58,379
                                                              -------

           Telecommunication Services (7.6%)
           BCE, Inc.                 Canada           430,910   8,581
           KT Corp., ADR             South Korea      385,100   6,947
           +Nippon Telegraph &
            Telephone Corp.          Japan              1,930  10,325
           +Portugal Telecom Sgps
            SA                       Portugal         468,980   5,072
           SK Telecom, Ltd., ADR     South Korea      322,890   6,777
           +Telecom Corp. of New
            Zealand, Ltd.            New Zealand       18,900      71
           Telefoncos de Mexico
            SA, ADR                  Mexico           257,344   8,562
           *Telefonica SA, ADR       Spain            251,528  11,226
           +Vodafone Group PLC       United Kingdom 3,279,700   7,203
                                                              -------
               Total                                           64,764
                                                              -------

           Utilities (6.0%)
           +E.ON AG                  Germany          146,700  10,597
           +Endesa SA                Spain            431,810   8,339
           +Hong Kong Electric
            Holdings, Ltd.           Hong Kong      1,549,500   6,433
           +Iberdrola SA             Spain            387,080   8,190
           +Korea Electric Power
            Corp.                    South Korea      224,850   3,627
           +Suez SA                  France           646,510  13,513
                                                              -------
               Total                                           50,699
                                                              -------

               Total Foreign Common Stocks
                (Cost: $639,700)                              781,215
                                                              -------

         Money Market Investments                    Shares/    Value
         (6.4%)                          Country      $ Par    $ (000)
         -------------------------------------------------------------

         Agricultural Services (1.7%)
         Cargill, Inc., 1.44%, 7/1/04 United States 14,400,000  14,400
                                                               -------
             Total                                              14,400
                                                               -------

         Finance Lessors (3.5%)
         Preferred Receivable
          Funding, 1.09%, 7/7/04      United States 10,000,000   9,998
         Thunder Bay Funding, Inc.,
          1.22%, 7/15/04              United States 10,000,000   9,995
         Windmill Funding Corp.,
          1.08%, 7/12/04              United States 10,000,000   9,997
                                                               -------
             Total                                              29,990
                                                               -------

         Short Term Business Credit (1.2%)
         Sheffield Receivables,
          1.17%, 7/12/04              United States 10,000,000   9,997
                                                               -------
             Total                                               9,997
                                                               -------

             Total Money Market Investments
              (Cost: $54,387)                                   54,387
                                                               -------

             Total Investments (98.5%)
              (Cost $694,087)(a)                               835,602
                                                               -------

             Other Assets, Less Liabilities
              (1.5%)                                            12,325
                                                               -------

             Total Net Assets (100.0%)                         847,927
                                                               -------

* Non-Income Producing

 ADR -- American Depository Receipt

+ Security was fair valued under procedures adopted by the Board of Directors

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $694,087 and the net unrealized appreciation of investments based on that cost was $141,515 which is comprised of $176,004 aggregate gross unrealized appreciations and $34,489 aggregate gross unrealized depreciation.

 Investment Percentage by Country:

                             United Kingdom  17.7%
                             Japan           10.2%
                             France           9.1%
                             Germany          6.2%
                             Netherlands      6.2%
                             Other           50.6%
                                            ------
                                 Total      100.0%
                                            ------

12

Franklin Templeton International Equity Portfolio

    The Accompanying Notes are an Integral Part of the Financial Statements

 AllianceBernstein Mid Cap Value Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                     Shares/  Value
            Common Stocks (94.8%)                     $ Par  $ (000)
            --------------------------------------------------------

            Consumer Discretionary (22.2%)
            American Axle & Manufacturing
             Holdings, Inc.                          17,500     636
            ArvinMeritor, Inc.                       46,700     915
            *AutoNation, Inc.                        47,900     819
            Beazer Homes USA, Inc.                    6,200     622
            Borders Group, Inc.                      37,800     886
            BorgWarner, Inc.                         14,400     630
            Brunswick Corp.                          10,800     441
            Dana Corp.                               50,000     981
            Federated Department Stores, Inc.        14,000     687
            Foot Locker, Inc.                         9,100     221
            *Group 1 Automotive, Inc.                25,200     837
            Jones Apparel Group, Inc.                22,700     896
            The Neiman Marcus Group, Inc. -- Class A 16,000     890
            *Office Depot, Inc.                      46,200     827
            *Payless ShoeSource, Inc.                51,200     763
            The Reader's Digest Association, Inc. --
             Class A                                 35,200     563
            V. F. Corp.                              13,900     677
                                                             ------
                Total                                        12,291
                                                             ------

            Consumer Staples (8.0%)
            *BJ's Wholesale Club, Inc.               34,500     863
            *Constellation Brands, Inc. -- Class A   28,700   1,065
            Corn Products International, Inc.        17,300     805
            *Del Monte Foods Co.                     85,300     867
            Universal Corp.                          16,600     846
                                                             ------
                Total                                         4,446
                                                             ------

            Energy (2.6%)
            Pogo Producing Co.                       16,600     820
            *Seacor Smit, Inc.                       13,900     611
                                                             ------
                Total                                         1,431
                                                             ------

            Financials (15.2%)
            Astoria Financial Corp.                  20,100     735
            Banknorth Group, Inc.                    19,300     627
            Commercial Federal Corp.                 23,000     623
            Fidelity National Financial, Inc.         6,300     235
            Hibernia Corp. -- Class A                30,000     729
            Old Republic International Corp.         30,900     733
            Popular, Inc.                            13,800     590
            Radian Group, Inc.                       19,300     924
            Sovereign Bancorp, Inc.                  27,600     610
            StanCorp Financial Group, Inc.           10,500     704
            UnionBanCal Corp.                        12,000     677
            Washington Federal, Inc.                 22,000     528
            Whitney Holding Corp.                    15,100     675
                                                             ------
                Total                                         8,390
                                                             ------

            Health Care (3.8%)
            Owens & Minor, Inc.                      30,950     801
            *PacifiCare Health Systems, Inc.         20,500     793

                                                      Shares/  Value
           Common Stocks (94.8%)                       $ Par  $ (000)
           ----------------------------------------------------------

           Health Care continued
           Universal Health Services, Inc. -- Class B  11,000    505
                                                              ------
               Total                                           2,099
                                                              ------

           Industrials (19.1%)
           Cooper Industries, Ltd. -- Class A          12,000    713
           Deluxe Corp.                                16,800    731
           Harsco Corp.                                14,200    667
           Hughes Supply, Inc.                         13,300    784
           Lincoln Electric Holdings, Inc.             22,600    770
           Mueller Industries, Inc.                    19,600    702
           PACCAR, Inc.                                 9,750    565
           Parker-Hannifin Corp.                       10,600    630
           Reliance Steel & Aluminum Co.               25,000  1,008
           *Terex Corp.                                17,100    584
           Textron, Inc.                               12,000    712
           *United Stationers, Inc.                    24,700    981
           *URS Corp.                                  41,400  1,135
           USF Corp.                                   17,000    597
                                                              ------
               Total                                          10,579
                                                              ------

           Information Technology (9.6%)
           *Adaptec, Inc.                              73,500    622
           *ADC Telecommunications, Inc.              235,000    667
           *Andrew Corp.                               33,600    672
           Anixter International, Inc.                 25,900    882
           *Tech Data Corp.                            18,000    704
           *Tellabs, Inc.                              70,000    612
           *Vishay Intertechnology, Inc.               33,200    617
           *Western Digital Corp.                      61,600    533
                                                              ------
               Total                                           5,309
                                                              ------

           Materials (9.0%)
           Albemarle Corp.                             22,500    712
           Ball Corp.                                  10,900    785
           Crompton Corp.                              83,000    523
           Cytec Industries, Inc.                      21,300    968
           *FMC Corp.                                  12,600    543
           MeadWestvaco Corp.                          18,000    529
           Texas Industries, Inc.                      22,000    906
                                                              ------
               Total                                           4,966
                                                              ------

           Utilities (5.3%)
           Northeast Utilities                         32,800    638
           OGE Energy Corp.                            23,900    609
           PNM Resources, Inc.                         22,800    474
           Puget Energy, Inc.                          28,200    618
           WPS Resources Corp.                         12,900    598
                                                              ------
               Total                                           2,937
                                                              ------

               Total Common Stocks
                (Cost: $43,073)                               52,448
                                                              ------

                                      AllianceBernstein Mid Cap Value Portfolio

 AllianceBernstein Mid Cap Value Portfolio


                                                   Shares/   Value
            Money Market Investments (5.6%)         $ Par   $ (000)
            -------------------------------------------------------

            Agricultural Services (1.3%)
            Cargill, Inc., 1.44%, 7/1/04            700,000    700
                                                            ------
                Total                                          700
                                                            ------

            Finance Services (2.1%)
            Preferred Receivables Funding,
             1.2%, 7/13/04                        1,200,000  1,200
                                                            ------
                Total                                        1,200
                                                            ------

            Short Term Business Credit (2.2%)
            Sheffield Receivables, 1.24%, 7/20/04 1,200,000  1,199
                                                            ------
                Total                                        1,199
                                                            ------

                Total Money Market Investments
                 (Cost: $3,099)                              3,099
                                                            ------

                Total Investments (100.4%)
                 (Cost $46,172)(a)                          55,547
                                                            ------

                Other Assets, Less Liabilities
                 (-0.4%)                                      (217)
                                                            ------

                Total Net Assets (100.0%)                   55,330
                                                            ------

* Non-Income Producing

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $46,172 and the net unrealized appreciation of investments based on that cost was $9,375 which is comprised of $9,976 aggregate gross unrealized appreciations and $601 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

AllianceBernstein Mid Cap Value Portfolio

 Index 400 Stock Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)


                                                    Shares/  Value
            Common Stocks (92.4%)                    $ Par  $ (000)
            -------------------------------------------------------

            Consumer Discretionary (16.6%)
            *99 Cents Only Stores                    25,333    386
            Abercrombie & Fitch Co. -- Class A       33,900  1,314
            *American Eagle Outfitters, Inc.         24,950    721
            *American Greetings Corp. -- Class A     23,500    545
            *AnnTaylor Stores Corp.                  23,850    691
            Applebee's International, Inc.           29,200    672
            ArvinMeritor, Inc.                       24,350    477
            Bandag, Inc.                              6,800    303
            *Barnes & Noble, Inc.                    23,900    812
            Belo Corp. -- Class A                    40,600  1,090
            Blyth, Inc.                              15,700    541
            Bob Evans Farms, Inc.                    12,200    334
            Borders Group, Inc.                      27,400    642
            BorgWarner, Inc.                         19,300    845
            Boyd Gaming Corp.                        23,000    611
            *Brinker International, Inc.             33,650  1,148
            *Caesars Entertainment Corp.            106,400  1,596
            Callaway Golf Co.                        26,500    301
            *CarMax, Inc.                            36,400    796
            *Catalina Marketing Corp.                18,800    344
            CBRL Group, Inc.                         17,400    537
            *The Cheesecake Factory, Inc.            18,100    720
            *Chico's FAS, Inc.                       30,600  1,382
            Claire's Stores, Inc.                    34,500    749
            *Coach, Inc.                             65,500  2,960
            D.R. Horton, Inc.                        81,650  2,319
            *Dollar Tree Stores, Inc.                40,500  1,111
            *Emmis Communications Corp. -- Class A   19,400    407
            *Entercom Communications Corp. --
             Class A                                 18,100    675
            Furniture Brands International, Inc.     19,600    491
            Gentex Corp.                             27,000  1,071
            GTECH Holdings Corp.                     20,700    959
            Harman International                     23,100  2,102
            Harte-Hanks, Inc.                        30,650    748
            *Hovananian Enterprises, Inc.            21,300    739
            International Speedway Corp. -- Class A  18,700    910
            *Krispy Kreme Doughnuts, Inc.            21,400    409
            Lear Corp.                               24,000  1,416
            Lee Enterprises, Inc.                    15,800    759
            Lennar Corp. -- Class A                  54,600  2,442
            Mandalay Resort Group                    22,800  1,565
            Media General, Inc. -- Class A            8,300    533
            Michaels Stores, Inc.                    23,800  1,309
            Modine Manufacturing Co.                 12,000    382
            *Mohawk Industries, Inc.                 23,400  1,716
            The Neiman Marcus Group, Inc. --
             Class A                                 17,200    957
            *O'Reilly Automotive, Inc.               19,100    863
            Outback Steakhouse, Inc.                 26,300  1,088
            *Pacific Sunwear of California, Inc.     27,500    538
            *Payless ShoeSource, Inc.                23,842    355
            PETsMART, Inc.                           50,200  1,629

                                                     Shares/  Value
            Common Stocks (92.4%)                     $ Par  $ (000)
            --------------------------------------------------------

            Consumer Discretionary continued
            Pier 1 Imports, Inc.                      31,100    550
            The Reader's Digest Association, Inc. --
             Class A                                  34,800    556
            Regis Corp.                               15,600    696
            *Rent-A-Center, Inc.                      28,400    850
            Ross Stores, Inc.                         53,100  1,421
            Ruby Tuesday, Inc.                        23,100    634
            Ryland Group, Inc.                         8,700    680
            Saks, Inc.                                47,900    719
            *Scholastic Corp.                         13,800    413
            *Six Flags, Inc.                          32,500    236
            Superior Industries International, Inc.    9,400    314
            Thor Industries, Inc.                     20,100    673
            *The Timberland Co. -- Class A            12,200    788
            *Toll Brothers, Inc.                      25,700  1,088
            Tupperware Corp.                          20,500    398
            *Valassis Communications, Inc.            18,300    558
            The Washington Post Co. -- Class B         3,300  3,069
            *Westwood One, Inc.                       35,100    835
            *Williams-Sonoma, Inc.                    41,200  1,358
                                                             ------
                Total                                        63,846
                                                             ------

            Consumer Staples (4.5%)
            *BJ's Wholesale Club, Inc.                24,500    613
            Church & Dwight Co., Inc.                 14,400    659
            *Constellation Brands, Inc. -- Class A    37,200  1,381
            *Dean Foods Co.                           54,814  2,045
            *Energizer Holdings, Inc.                 28,600  1,287
            Hormel Foods Corp.                        48,700  1,515
            Interstate Bakeries Corp.                 15,700    170
            The J.M. Smucker Co.                      17,596    808
            Lancaster Colony Corp.                    12,600    525
            PepsiAmericas, Inc.                       48,200  1,024
            Ruddick Corp.                             16,300    366
            *Smithfield Foods, Inc.                   38,900  1,144
            Tootsie Roll Industries, Inc.             18,654    606
            Tyson Foods, Inc. -- Class A             123,740  2,591
            Universal Corp.                            8,800    448
            Whole Foods Market, Inc.                  21,400  2,043
                                                             ------
                Total                                        17,225
                                                             ------

            Energy (6.5%)
            *Cooper Cameron Corp.                     19,000    925
            ENSCO International, Inc.                 53,000  1,542
            *FMC Technologies, Inc.                   23,269    670
            *Forest Oil Corp.                         20,400    557
            *Grant Prideco, Inc.                      42,600    786
            *Hanover Compressor Co.                   25,800    307
            Helmerich & Payne, Inc.                   17,600    460
            Murphy Oil Corp.                          32,200  2,373
            *National-Oilwell, Inc.                   29,900    942
            *Newfield Exploration Co.                 19,700  1,098
            Noble Energy, Inc.                        19,900  1,015

                                                      Index 400 Stock Portfolio

 Index 400 Stock Portfolio


                                                  Shares/  Value
               Common Stocks (92.4%)               $ Par  $ (000)
               --------------------------------------------------

               Energy continued
               Overseas Shipholding Group, Inc.   13,800     609
               Patterson-UTI Energy, Inc.         29,000     969
               Pioneer Natural Resources Co.      41,900   1,470
               *Plains Exploration and Product    26,300     483
               Pogo Producing Co.                 22,400   1,107
               *Pride International, Inc.         47,600     814
               *Smith International, Inc.         35,100   1,957
               Tidewater, Inc.                    21,300     635
               *Varco International, Inc.         34,262     750
               *Weatherford International, Ltd.   46,100   2,074
               Western Gas Resources, Inc.        25,800     838
               XTO Energy, Inc.                   88,191   2,627
                                                          ------
                   Total                                  25,008
                                                          ------

               Financials (17.5%)
               A.G. Edwards, Inc.                 28,100     956
               *Allmerica Financial Corp.         18,600     629
               AMB Property Co.                   28,700     994
               American Financial Group, Inc.     25,600     783
               *AmeriCredit Corp.                 55,200   1,078
               Amerus Group, Co.                  13,800     571
               Arthur J. Gallagher & Co.          31,600     962
               Associated Banc-Corp.              38,563   1,143
               Astoria Financial Corp.            27,900   1,021
               Bank of Hawaii Corp.               19,200     868
               Banknorth Group, Inc.              60,400   1,962
               Brown & Brown, Inc.                24,100   1,039
               City National Corp.                17,200   1,130
               The Colonial BancGroup, Inc.       44,600     810
               Commerce Bancorp, Inc.             26,600   1,463
               Compass Bancshares, Inc.           42,700   1,836
               Cullen/Frost Bankers, Inc.         18,200     814
               Eaton Vance Corp.                  24,000     917
               Everest Re Group, Ltd.             19,500   1,567
               Fidelity National Financial, Inc.  60,515   2,260
               The First American Corp.           31,200     808
               FirstMerit Corp.                   29,800     786
               GATX Corp.                         17,300     471
               Greater Bay Bancorp                18,600     538
               GreenPoint Financial Corp.         46,850   1,860
               HCC Insurance Holdings, Inc.       22,400     748
               Hibernia Corp. -- Class A          54,500   1,324
               Highwoods Properties, Inc.         18,700     439
               Horace Mann Educators Corp.        15,000     262
               Hospitality Properties Trust       23,400     990
               Independence Community Bank Corp.  28,700   1,045
               IndyMac Bancorp, Inc.              20,600     651
               Investors Financial Services Corp. 23,100   1,007
               Jefferies Group, Inc.              19,300     597
               LaBranche & Co., Inc.              21,000     177
               Legg Mason, Inc.                   23,300   2,121
               Leucadia National Corp.            24,500   1,218
               Liberty Property Trust             29,400   1,182
               Mack-Cali Realty Corp.             21,100     873
               Mercantile Bankshares Corp.        28,000   1,311
               *The MONY Group, Inc.              15,900     498
               National Commerce Financial Corp.  71,925   2,337

                                                      Shares/  Value
           Common Stocks (92.4%)                       $ Par  $ (000)
           ----------------------------------------------------------

           Financials continued
           New Plan Excel Realty Trust, Inc.           34,900    815
           New York Community Bancorp, Inc.            94,821  1,861
           *Ohio Casualty Corp.                        21,400    431
           Old Republic International Corp.            63,600  1,509
           The PMI Group, Inc.                         32,900  1,432
           Protective Life Corp.                       24,200    936
           Provident Financial Group, Inc.             17,200    679
           Radian Group, Inc.                          33,000  1,581
           Raymond James Financial, Inc.               25,750    681
           Rayonier, Inc.                              17,111    761
           SEI Investments Co.                         37,000  1,074
           *Silicon Valley Bancshares                  12,200    484
           Sovereign Bancorp, Inc.                    107,200  2,368
           StanCorp Financial Group, Inc.              10,200    683
           TCF Financial Corp.                         24,900  1,445
           United Dominion Realty Trust, Inc.          44,500    880
           Unitrin, Inc.                               23,800  1,014
           W.R. Berkley Corp.                          29,300  1,258
           Waddell & Reed Financial, Inc. -- Class A   28,900    639
           Washington Federal, Inc.                    27,550    661
           Webster Financial Corp.                     18,400    865
           Westamerica Bancorporation                  11,500    603
           Wilmington Trust Corp.                      23,200    864
                                                              ------
               Total                                          67,570
                                                              ------

           Health Care (10.8%)
           *Apogent Technologies, Inc.                 31,100    995
           *Apria Healthcare Group, Inc.               17,900    514
           *Barr Laboratories, Inc.                    35,500  1,196
           Beckman Coulter, Inc.                       21,600  1,318
           *Cephalon, Inc.                             19,500  1,053
           *Charles River Laboratories International,
            Inc.                                       16,100    787
           *Community Health Systems, Inc.             34,600    926
           *Covance, Inc.                              22,000    849
           *Coventry Health Care, Inc.                 31,600  1,545
           *Cytyc Corp.                                38,400    974
           DENTSPLY International, Inc.                27,750  1,446
           *Edwards Lifesciences Corp.                 20,800    725
           *First Health Group Corp.                   33,100    517
           *Gilead Sciences, Inc.                      75,100  5,032
           *Health Net, Inc.                           39,900  1,057
           *Henry Schein, Inc.                         15,300    966
           Hillenbrand Industries, Inc.                21,800  1,318
           *IVAX Corp.                                 68,925  1,654
           *LifePoint Hospitals, Inc.                  13,200    491
           *Lincare Holdings, Inc.                     34,500  1,134
           *Millennium Pharmaceuticals, Inc.          105,800  1,460
           Omnicare, Inc.                              36,000  1,541
           Oxford Health Plans, Inc.                   29,100  1,602
           *PacifiCare Health Systems, Inc.            29,300  1,133
           *Par Pharmaceutical Cos, Inc.               11,900    419
           *Patterson Dental Co.                       24,000  1,836
           Perrigo Co.                                 24,600    467
           *Protein Design Labs, Inc.                  32,900    629
           *Renal Care Group, Inc.                     23,950    793
           *Sepracor, Inc.                             29,800  1,576

Index 400 Stock Portfolio

 Index 400 Stock Portfolio


                                                       Shares/  Value
          Common Stocks (92.4%)                         $ Par  $ (000)
          ------------------------------------------------------------

          Health Care continued
          *STERIS Corp.                                24,500     553
          *Triad Hospitals, Inc.                       26,439     984
          Universal Health Services, Inc. -- Class B   20,400     936
          Valeant Pharmaceuticals International Co.    29,200     584
          *Varian Medical Systems Inc.                 24,100   1,912
          *Vertex Pharmaceuticals, Inc.                27,300     296
          *VISX, Inc.                                  17,000     454
                                                               ------
              Total                                            41,672
                                                               ------

          Industrials (12.1%)
          (b)*AGCO Corp.                               31,000     631
          *Alaska Air Group, Inc.                       9,400     224
          Alexander & Baldwin, Inc.                    14,700     492
          ALLETE, Inc.                                 30,500   1,016
          *Alliant Techsystems, Inc.                   13,600     861
          AMETEK, Inc.                                 23,400     723
          Banta Corp.                                   9,000     400
          The Brink's Co.                              19,000     651
          C.H. Robinson Worldwide, Inc.                29,600   1,357
          *Career Education Corp.                      35,200   1,604
          Carlisle Companies, Inc.                     10,800     672
          *ChoicePoint, Inc.                           30,700   1,402
          CNF, Inc.                                    17,500     727
          *Copart, Inc.                                31,200     833
          *Corinthian Colleges, Inc.                   31,500     779
          *DeVry, Inc.                                 24,600     675
          Donaldson Co., Inc.                          30,400     891
          *The Dun & Bradstreet Corp.                  25,500   1,375
          *Dycom Industries, Inc.                      16,900     473
          *Education Management Corp.                  25,600     841
          Expeditors International of Washington, Inc. 36,900   1,822
          Fastenal Co.                                 26,600   1,512
          Federal Signal Corp.                         16,800     313
          *Flowserve Corp.                             19,400     484
          Graco, Inc.                                  24,000     745
          Granite Construction, Inc.                   14,600     266
          Harsco Corp.                                 14,300     672
          Herman Miller, Inc.                          25,600     741
          HNI Corp.                                    20,400     864
          Hubbell, Inc. -- Class B                     21,000     981
          *ITT Educational Services, Inc.              16,000     608
          J.B. Hunt Transport Services, Inc.           28,200   1,088
          *Jacobs Engineering Group, Inc.              19,600     772
          *Jetblue Airways Corp.                       35,850   1,053
          Kelly Services, Inc. -- Class A              12,200     364
          Kennametal, Inc.                             12,700     582
          *Korn/Ferry International                    13,200     256
          L-3 Communications Holdings, Inc.            37,000   2,471
          *Laureate Education, Inc.                    15,319     586
          Manpower, Inc.                               31,100   1,579
          Nordson Corp.                                12,100     525
          Pentair, Inc.                                34,700   1,167
          Precision Castparts Corp.                    22,700   1,241
          *Quanta Services, Inc.                       40,900     254
          Republic Services, Inc.                      55,600   1,609
          Rollins, Inc.                                15,850     365
          *Sequa Corp. -- Class A                       3,700     216

                                                       Shares/  Value
          Common Stocks (92.4%)                         $ Par  $ (000)
          ------------------------------------------------------------

          Industrials continued
          *Sotheby's Holdings, Inc. -- Class A          21,700    346
          SPX Corp.                                     26,500  1,231
          *Stericycle, Inc.                             14,800    766
          *Swift Transportation Co., Inc.               29,400    528
          Tecumseh Products Co. -- Class A               6,500    268
          Teleflex, Inc.                                13,900    697
          Trinity Industries, Inc.                      16,400    521
          *United Rentals, Inc.                         27,000    483
          Viad Corp.                                    31,000    837
          Werner Enterprises, Inc.                      27,950    590
          York International Corp.                      14,100    579
                                                               ------
              Total                                            46,609
                                                               ------

          Information Technology (14.1%)
          *3Com Corp.                                  134,300    839
          *Activision, Inc.                             47,450    754
          Acxiom Corp.                                  30,000    745
          ADTRAN, Inc.                                  27,800    928
          *Advanced Fibre Communications, Inc.          30,500    616
          *Advent Software, Inc.                        11,500    208
          *Arrow Electronics, Inc.                      39,500  1,059
          *Ascential Software Corp.                     20,875    334
          *Atmel Corp.                                 165,500    980
          *Avnet, Inc.                                  42,200    958
          *Avocent Corp.                                16,800    617
          *The BISYS Group, Inc.                        42,300    595
          *Cabot Microelectronics Corp.                  8,692    266
          *Cadence Design Systems, Inc.                 92,400  1,352
          CDW Corp.                                     29,200  1,861
          *Ceridian Corp.                               52,400  1,179
          Certegy, Inc.                                 22,600    877
          *CheckFree Corp.                              28,100    843
          *Cognizant Technology Solutions Corp.         44,500  1,131
          *CommScope, Inc.                              20,800    446
          *Credence Systems Corp.                       33,700    465
          *Cree, Inc.                                   25,900    603
          *CSG Systems International, Inc.              18,400    381
          *Cypress Semiconductor Corp.                  42,200    599
          Diebold, Inc.                                 25,600  1,353
          *DST Systems, Inc.                            29,300  1,409
          Fair, Isaac and Co., Inc.                     24,800    828
          *Fairchild Semiconductor International, Inc.
           -- Class A                                   41,300    676
          *Gartner, Inc.                                45,400    600
          Harris Corp.                                  23,400  1,188
          Imation Corp.                                 12,400    528
          *Integrated Circuit Systems, Inc.             25,400    690
          *Integrated Device Technology, Inc.           37,000    512
          *International Rectifier Corp.                23,100    957
          Intersil Corp. -- Class A                     48,800  1,057
          Jack Henry & Associates, Inc.                 31,500    633
          *Keane, Inc.                                  22,500    308
          *KEMET Corp.                                  30,300    370
          *Lam Research Corp.                           46,800  1,254
          *Lattice Semiconductor Corp.                  39,600    278
          *LTX Corp.                                    20,900    226
          *Macromedia, Inc.                             23,600    579

                                                      Index 400 Stock Portfolio

 Index 400 Stock Portfolio


                                                     Shares/  Value
            Common Stocks (92.4%)                     $ Par  $ (000)
            --------------------------------------------------------

            Information Technology continued
            *Macrovision Corp.                       17,200     431
            *McDATA Corp. -- Class A                 41,100     221
            *Mentor Graphics Corp.                   23,900     370
            *Micrel, Inc.                            32,400     394
            Microchip Technology, Inc.               73,012   2,302
            *MPS Group, Inc.                         36,700     445
            National Instruments Corp.               27,450     841
            *Network Associates, Inc.                56,700   1,028
            *Newport Corp.                           13,700     222
            *Plantronics, Inc.                       16,100     678
            *Plexus Corp.                            15,100     204
            *Polycom, Inc.                           34,800     780
            *Powerwave Technologies, Inc.            36,600     282
            *Quantum Corp. -- DLT & Storage Systems  63,200     196
            *Retek, Inc.                             19,200     118
            The Reynolds and Reynolds Co. -- Class A 23,500     544
            *RF Micro Devices, Inc.                  65,200     489
            *RSA Security, Inc.                      21,100     432
            *SanDisk Corp.                           55,900   1,212
            *Semtech Corp.                           25,900     610
            *Silicon Laboratories, Inc.              18,000     834
            *Storage Technology Corp.                38,800   1,125
            *Sybase, Inc.                            33,900     610
            *Synopsys, Inc.                          55,000   1,563
            *Tech Data Corp.                         20,000     783
            *The Titan Corp.                         28,600     371
            *Transaction Systems Architects, Inc. --
             Class A                                 13,400     289
            *TriQuint Semiconductor, Inc.            47,111     257
            *UTStarcom, Inc.                         40,000   1,210
            *Varian, Inc.                            12,200     514
            *Vishay Intertechnology, Inc.            56,287   1,046
            *Wind River Systems, Inc.                28,200     332
            *Zebra Technologies Corp. -- Class A     16,700   1,453
                                                             ------
                Total                                        54,268
                                                             ------

            Materials (4.0%)
            Airgas, Inc.                             25,700     614
            Albemarle Corp.                          14,500     459
            Arch Coal, Inc.                          18,500     677
            Bowater, Inc.                            19,400     807
            Cabot Corp.                              21,700     883
            Crompton Corp.                           39,063     246
            Cytec Industries, Inc.                   13,700     623
            Ferro Corp.                              14,500     387
            *FMC Corp.                               12,400     535
            IMC Global, Inc.                         40,400     541
            *Longview Fibre Co.                      17,900     264
            The Lubrizol Corp.                       18,100     663
            Lyondell Chemical Co.                    62,100   1,080
            Martin Marietta Materials, Inc.          17,200     762
            Minerals Technologies, Inc.               7,200     418
            Olin Corp.                               24,300     428
            P.H. Glatfelter Co.                      15,400     217
            Packaging Corp. of America               37,000     884
            Peabody Energy Corp.                     21,600   1,208
            Potlatch Corp.                           10,100     421

                                                   Shares/   Value
             Common Stocks (92.4%)                  $ Par   $ (000)
             ------------------------------------------------------

             Materials continued
             RPM, Inc.                               40,700     619
             *The Scotts Co. -- Class A              11,400     728
             Sensient Technologies Corp.             16,400     352
             Sonoco Products Co.                     34,300     875
             The Valspar Corp.                       17,800     898
                                                            -------
                 Total                                       15,589
                                                            -------

             Telecommunication Services (0.5%)
             *Cincinnati Bell, Inc.                  85,700     381
             Telephone and Data Systems, Inc.        20,200   1,438
                                                            -------
                 Total                                        1,819
                                                            -------

             Utilities (5.8%)
             AGL Resources, Inc.                     22,700     659
             Alliant Energy Corp.                    38,900   1,015
             Aqua America, Inc.                      32,450     651
             *Aquila, Inc.                           68,500     244
             Black Hills Corp.                       11,300     356
             DPL, Inc.                               44,400     862
             Duquesne Light Holdings, Inc.           26,400     510
             Energy East Corp.                       51,300   1,244
             Equitable Resources, Inc.               21,600   1,117
             Great Plains Energy, Inc.               26,100     775
             Hawaiian Electric Industries, Inc.      27,900     728
             IDACORP, Inc.                           13,400     362
             MDU Resources Group, Inc.               41,000     985
             National Fuel Gas Co.                   28,700     718
             Northeast Utilities                     44,700     870
             NSTAR                                   18,600     891
             OGE Energy Corp.                        30,500     777
             ONEOK, Inc.                             35,900     789
             Pepco Holdings, Inc.                    60,200   1,100
             PNM Resources, Inc.                     21,150     439
             Puget Energy, Inc.                      34,800     762
             Questar Corp.                           29,200   1,128
             SCANA Corp.                             38,900   1,415
             *Sierra Pacific Resouces                41,181     318
             Vectren Corp.                           26,600     667
             Westar Energy, Inc.                     29,100     579
             WGL Holdings, Inc.                      17,100     491
             Wisconsin Energy Corp.                  41,600   1,357
             WPS Resources Corp.                     12,700     589
                                                            -------
                 Total                                       22,398
                                                            -------

                 Total Common Stocks
                  (Cost: $299,132)                          356,004
                                                            -------

             Money Market Investments (7.5%)
             ------------------------------------------------------

             Agricultural Services (1.3%)
             (b)Cargill, Inc., 1.44%, 7/1/04      5,100,000   5,100
                                                            -------
                 Total                                        5,100
                                                            -------

             Federal Government & Agencies (0.5%)
             (b)Fannie Mae, 0.98%, 7/16/2004        300,000     300
             (b)Federal Home Loan Bank,
              1.055%, 7/16/04                     1,500,000   1,499
                                                            -------
                 Total                                        1,799
                                                            -------

Index 400 Stock Portfolio

 Index 400 Stock Portfolio


                                                     Shares/   Value
          Money Market Investments (7.5%)             $ Par   $ (000)
          -----------------------------------------------------------

          Finance Lessors (1.6%)
          (b)Receivable Capital Trust,
           1.33%, 7/30/04                           6,000,000   5,994
                                                              -------
              Total                                             5,994
                                                              -------

          Short Term Business Credit (2.5%)
          (b)Old Line Funding Corp.,
           1.07%, 7/8/2004                          5,000,000   4,999
          (b)Sheffield Receivables, 1.05%, 7/2/04   5,000,000   5,000
                                                              -------
              Total                                             9,999
                                                              -------

          Utilities (1.6%)
          (b)National Rural Utility, 1.30%, 7/28/04 6,000,000   5,994
                                                              -------
              Total                                             5,994
                                                              -------

              Total Money Market Investments
               (Cost: $28,886)                                 28,886
                                                              -------

              Total Investments (99.9%)
               (Cost $328,018)(a)                             384,890
                                                              -------

              Other Assets, Less Liabilities
               (0.1%)                                             462
                                                              -------

              Total Net Assets (100.0%)                       385,352
                                                              -------

* Non-Income Producing

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $328,018 and the net unrealized appreciation of investments based on that cost was $56,872 which is comprised of $82,018 aggregate gross unrealized appreciations and $25,146 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                     Unrealized
                                                    Appreciation/
                               Number of Expiration Depreciation
              Issuer (000's)   Contracts    Date       (000's)
              ---------------------------------------------------
              MidCap 400 Index
               Futures            95        9/04        $687
              (Total Notional
               Value at
               June 30, 2004,
               $28,205 )

                                                      Index 400 Stock Portfolio

                                                                             19


    The Accompanying Notes are an Integral Part of the Financial Statements

 Janus Capital Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                      Shares/  Value
          Common Stocks (82.8%)                        $ Par  $ (000)
          -----------------------------------------------------------

          Consumer Discretionary (11.3%)
          *Advance Auto Parts, Inc.                   14,280     631
          *Amazon.com, Inc.                           15,725     855
          *eBay, Inc.                                 18,000   1,655
          *Echostar Communications Corp. -- Class A    2,355      72
          *Kohl's Corp.                               10,325     437
          NIKE, Inc. -- Class B                       16,515   1,251
          Outback Steakhouse, Inc.                     3,385     140
                                                               -----
              Total                                            5,041
                                                               -----

          Consumer Staples (3.8%)
          *Energizer Holdings, Inc.                   14,535     654
          The Procter & Gamble Co.                    19,160   1,043
                                                               -----
              Total                                            1,697
                                                               -----

          Energy (2.3%)
          Murphy Oil Corp.                             8,615     635
          Suncor Energy, Inc.                         14,570     373
                                                               -----
              Total                                            1,008
                                                               -----

          Financials (14.5%)
          The Allstate Corp.                          17,160     799
          Bank of America Corp.                       19,725   1,668
          *Berkshire Hathaway, Inc. -- Class B           135     399
          The Goldman Sachs Group, Inc.               12,555   1,182
          SLM Corp.                                   29,580   1,197
          Wells Fargo & Co.                           20,680   1,184
                                                               -----
              Total                                            6,429
                                                               -----

          Health Care (21.3%)
          Aetna, Inc.                                 19,850   1,687
          *Anthem, Inc.                                4,625     414
          *Forest Laboratories, Inc.                  11,710     663
          *Genentech, Inc.                            59,000   3,317
          *Invitrogen Corp.                            5,755     414
          UnitedHealth Group, Inc.                    44,280   2,757
          *Wellpoint Health Networks, Inc. -- Class A  2,190     245
                                                               -----
              Total                                            9,497
                                                               -----

          Industrials (5.5%)
          3M Co.                                      12,760   1,149
          United Parcel Service, Inc. -- Class B      17,260   1,297
                                                               -----
              Total                                            2,446
                                                               -----

          Information Technology (19.7%)
          *Apple Computer, Inc.                       39,890   1,298
          *Applied Materials, Inc.                    59,705   1,171
          *Cisco Systems, Inc.                        33,850     802

                                                       Shares/   Value
         Common Stocks (82.8%)                          $ Par   $ (000)
         --------------------------------------------------------------

         Information Technology continued
         *Electronic Arts, Inc.                          33,130  1,807
         *KLA-Tencor Corp.                               19,555    966
         *NVIDIA Corp.                                   21,520    441
         *SanDisk Corp.                                   5,425    118
         *Synopsys, Inc.                                 11,600    330
         Texas Instruments, Inc.                         41,145    995
         *Yahoo!, Inc.                                   22,540    819
                                                                ------
             Total                                               8,747
                                                                ------

         Telecommunication Services (4.4%)
         *Nextel Communications, Inc. --
          Class A                                        50,185  1,338
         Vodafone Group PLC, ADR                         27,395    606
                                                                ------
             Total                                               1,944
                                                                ------

             Total Common Stocks
              (Cost: $29,052)                                   36,809
                                                                ------

         Money Market Investments (17.1%)
         --------------------------------------------------------------

         Federal Government & Agencies (14.4%)
         Federal National Mortgage Association,
          1.25%, 7/21/04                              6,400,000  6,395
                                                                ------
             Total                                               6,395
                                                                ------

         Finance Services (2.7%)
         Preferred Receivable Funding,
          1.20%, 7/13/04                              1,200,000  1,200
                                                                ------
             Total                                               1,200
                                                                ------

             Total Money Market Investments
              (Cost: $7,595)                                     7,595
                                                                ------

             Total Investments (99.9%)
              (Cost $36,647)(a)                                 44,404
                                                                ------

             Other Assets, Less Liabilities (0.1%)                  65
                                                                ------

             Total Net Assets (100.0%)                          44,469
                                                                ------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $36,647 and the net unrealized appreciation of investments based on that cost was $7,757 which is comprised of $8,052 aggregate gross unrealized appreciations and $295 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Janus Capital Appreciation Portfolio

 Growth Stock Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)

                                                  Shares/  Value
               Common Stocks (96.4%)               $ Par  $ (000)
               --------------------------------------------------

               Consumer Discretionary (18.3%)
               *Bed Bath & Beyond, Inc.           115,900   4,456
               Best Buy Co., Inc.                  67,900   3,445
               Carnival Corp.                     125,000   5,875
               *Comcast Corp. -- Class A          120,084   3,366
               Fortune Brands, Inc.               156,700  11,821
               Gannett Co., Inc.                   37,200   3,156
               Harley-Davidson, Inc.              129,600   8,027
               *InterActiveCorp                    95,200   2,869
               J.C. Penney Co., Inc.              192,600   7,273
               *Kohl's Corp.                       91,500   3,869
               Lowe's Companies, Inc.             118,700   6,238
               McDonald's Corp.                   178,300   4,636
               The McGraw-Hill Companies, Inc.     84,200   6,447
               The News Corp. Ltd., ADR           138,700   4,560
               NIKE, Inc. -- Class B               73,600   5,575
               PETsMART, Inc.                      79,600   2,583
               Staples, Inc.                      196,300   5,754
               Target Corp.                       275,000  11,680
               *Time Warner, Inc.                 299,000   5,256
               Tribune Co.                         99,600   4,536
               Viacom, Inc. -- Class B            149,900   5,354
               Wendy's International, Inc.        129,000   4,494
                                                          -------
                   Total                                  121,270
                                                          -------

               Consumer Staples (8.2%)
               Altria Group, Inc.                 151,200   7,568
               Anheuser-Busch Companies, Inc.      59,000   3,186
               Avon Products, Inc.                 63,100   2,911
               The Coca-Cola Co.                   94,700   4,780
               *Dean Foods Co.                    111,100   4,145
               PepsiCo, Inc.                      184,400   9,935
               The Procter & Gamble Co.            30,200   1,644
               Wal-Mart Stores, Inc.              269,800  14,236
               Walgreen Co.                       165,500   5,993
                                                          -------
                   Total                                   54,398
                                                          -------

               Energy (5.7%)
               ConocoPhillips                     118,008   9,003
               EOG Resources, Inc.                132,500   7,912
               Exxon Mobil Corp.                  287,034  12,746
               Halliburton Co.                    177,000   5,356
               *Noble Corp.                        70,700   2,679
                                                          -------
                   Total                                   37,696
                                                          -------

               Financials (15.1%)
               American Express Co.               191,600   9,844
               American International Group, Inc. 118,900   8,475
               Citigroup, Inc.                    358,700  16,681
               The Goldman Sachs Group, Inc.       91,400   8,606
               Lehman Brothers Holdings, Inc.      83,900   6,313
               Morgan Stanley                     182,400   9,625
               Principal Financial Group, Inc.    285,600   9,933
               Prudential Financial, Inc.         156,600   7,277
               U.S. Bancorp                       233,200   6,427

                                                    Shares/  Value
            Common Stocks (96.4%)                    $ Par  $ (000)
            -------------------------------------------------------

            Financials continued
            Wachovia Corp.                          105,900   4,713
            Wells Fargo & Co.                       215,700  12,345
                                                            -------
                Total                                       100,239
                                                            -------

            Health Care (15.4%)
            Abbott Laboratories                     152,500   6,216
            *Amgen, Inc.                            166,800   9,102
            *Boston Scientific Corp.                 58,100   2,487
            *Caremark Rx, Inc.                      157,800   5,198
            Eli Lilly and Co.                       124,800   8,725
            *Forest Laboratories, Inc.               66,000   3,738
            *Genentech, Inc.                         29,100   1,635
            *Gilead Sciences, Inc.                   77,000   5,159
            Guidant Corp.                            42,300   2,364
            Johnson & Johnson                       180,900  10,076
            Medtronic, Inc.                         201,100   9,798
            Pfizer, Inc.                            459,550  15,753
            *St. Jude Medical, Inc.                  55,600   4,206
            Teva Pharmaceutical Industries, Ltd.,
             ADR                                    184,800  12,435
            UnitedHealth Group, Inc.                 48,300   3,007
            *Zimmer Holdings, Inc.                   24,200   2,134
                                                            -------
                Total                                       102,033
                                                            -------

            Industrials (8.3%)
            *American Standard Companies, Inc.      378,300  15,249
            Caterpillar, Inc.                        41,800   3,321
            FedEx Corp.                             146,100  11,935
            General Electric Co.                    635,200  20,581
            Tyco International, Ltd.                120,800   4,003
                                                            -------
                Total                                        55,089
                                                            -------

            Information Technology (21.6%)
            *Accenture, Ltd. -- Class A             180,500   4,960
            *Affiliated Computer Services, Inc. --
             Class A                                125,300   6,633
            Analog Devices, Inc.                     90,300   4,251
            *Applied Materials, Inc.                179,100   3,514
            *ASML Holding N.V.                      232,400   3,976
            *Broadcom Corp. -- Class A               94,900   4,438
            *Cisco Systems, Inc.                    601,000  14,244
            *Dell, Inc.                             194,500   6,967
            First Data Corp.                        223,500   9,950
            *Fiserv, Inc.                           124,362   4,836
            Hewlett-Packard Co.                     463,300   9,776
            Intel Corp.                             499,300  13,781
            International Business Machines Corp.   109,300   9,635
            *Lexmark International, Inc. -- Class A  53,300   5,145
            Microsoft Corp.                         775,800  22,157
            Motorola, Inc.                          146,900   2,681
            *National Semiconductor Corp.           148,000   3,255
            *NVIDIA Corp.                           110,000   2,255
            Taiwan Semiconductor Manufacturing
             Co., Ltd., ADR                         558,538   4,641

                                                         Growth Stock Portfolio

 Growth Stock Portfolio


                                                 Shares/    Value
              Common Stocks (96.4%)               $ Par    $ (000)
              ----------------------------------------------------

              Information Technology continued
              Texas Instruments, Inc.              152,800   3,695
              *Yahoo!, Inc.                         91,610   3,328
                                                           -------
                  Total                                    144,118
                                                           -------

              Materials (2.3%)
              Air Products and Chemicals, Inc.      65,100   3,414
              Alcoa, Inc.                          140,400   4,638
              PPG Industries, Inc.                  60,200   3,762
              Praxair, Inc.                         86,000   3,432
                                                           -------
                  Total                                     15,246
                                                           -------

              Other Holdings (0.7%)
              Nasdaq-100 Trust, Series 1            40,200   1,518
              Semiconductor HOLDRS (SM) Trust       83,200   3,142
                                                           -------
                  Total                                      4,660
                                                           -------

              Telecommunication Services (0.8%)
              Vodafone Group PLC, ADR              233,800   5,167
                                                           -------
                  Total                                      5,167
                                                           -------

                  Total Common Stocks
                   (Cost: $575,371)                        639,916
                                                           -------

              Money Market Investments (3.8%)
              ----------------------------------------------------

              Agricultural Services (1.7%)
              Cargill, Inc., 1.44%, 7/1/04      11,400,000  11,400
                                                           -------
                  Total                                     11,400
                                                           -------

              Federal Government & Agencies (0.6%)
              Federal Home Loan Bank,
               1.055%, 7/16/04                   4,000,000   3,998
                                                           -------
                  Total                                      3,998
                                                           -------

                                                  Shares/    Value
           Money Market Investments (3.8%)         $ Par    $ (000)
           ---------------------------------------------------------

           Short Term Business Credit (1.5%)
           (b)Sheffield Receivables,
            1.30%, 7/26/04                       10,000,000   9,991
                                                            -------
               Total                                          9,991
                                                            -------

               Total Money Market
                Investments (Cost: $25,389)                  25,389
                                                            -------

               Total Investments (100.2%)
                (Cost $600,760)(a)                          665,305
                                                            -------

               Other Assets, Less Liabilities
                (-0.2%)                                      (1,335)
                                                            -------

               Total Net Assets (100.0%)                    663,970
                                                            -------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $600,760 and the net unrealized appreciation of investments based on that cost was $64,545 which is comprised of $82,227 aggregate gross unrealized appreciations and $17,682 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                     Unrealized
                                                    Appreciation/
                               Number of Expiration Depreciation
               Issuer (000's)  Contracts    Date       (000's)
               --------------------------------------------------
               S&P 500 Index
                Futures           19        9/04         $31
               (Total Notional
                Value at
                June 30, 2004,
                $5,386 )

    The Accompanying Notes are an Integral Part of the Financial Statements

Growth Stock Portfolio

 Large Cap Core Stock Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                  Shares/  Value
               Common Stocks (97.8%)               $ Par  $ (000)
               --------------------------------------------------

               Consumer Discretionary (13.4%)
               Best Buy Co., Inc.                  43,100  2,187
               Carnival Corp.                      84,700  3,981
               *Comcast Corp. -- Class A           78,014  2,187
               DaimlerChrysler AG                  47,000  2,212
               Fortune Brands, Inc.                60,000  4,526
               Gannett Co., Inc.                   24,000  2,036
               J. C. Penney Co., Inc.             130,500  4,927
               Lear Corp.                          59,600  3,516
               *Liberty Media Corp. -- Class A    364,300  3,275
               McDonald's Corp.                   110,600  2,876
               The News Corp. Ltd., ADR            94,000  3,091
               NIKE, Inc. -- Class B               57,700  4,371
               Omnicom Group, Inc.                 30,000  2,277
               PETsMART, Inc.                      54,300  1,762
               Staples, Inc.                      133,200  3,904
               Target Corp.                       100,500  4,268
               *Time Warner, Inc.                 178,000  3,129
               The TJX Companies, Inc.             91,800  2,216
               Viacom, Inc. -- Class B             39,700  1,418
               Wendy's International, Inc.         63,100  2,198
                                                          ------
                   Total                                  60,357
                                                          ------

               Consumer Staples (9.6%)
               Altria Group, Inc.                 134,400  6,727
               Anheuser-Busch Companies, Inc.      40,300  2,176
               Avon Products, Inc.                 43,300  1,998
               The Coca-Cola Co.                   85,100  4,296
               *Dean Foods Co.                     70,350  2,625
               The Gillette Co.                    57,500  2,438
               PepsiCo, Inc.                      106,400  5,733
               The Procter & Gamble Co.           138,400  7,534
               Wal-Mart Stores, Inc.              123,000  6,489
               Walgreen Co.                        87,000  3,150
                                                          ------
                   Total                                  43,166
                                                          ------

               Energy (7.4%)
               BP PLC, ADR                         40,800  2,186
               ConocoPhillips                      80,244  6,122
               Devon Energy Corp.                  28,100  1,855
               EOG Resources, Inc.                 69,300  4,138
               Exxon Mobil Corp.                  246,400 10,942
               Halliburton Co.                    120,900  3,658
               Schlumberger, Ltd.                  44,100  2,801
               Valero Energy Corp.                 23,900  1,763
                                                          ------
                   Total                                  33,465
                                                          ------

               Financials (16.7%)
               American Express Co.                60,200  3,093
               American International Group, Inc. 107,200  7,641
               Bank of America Corp.               51,700  4,375
               Bank One Corp.                      87,800  4,478
               The Chubb Corp.                     29,200  1,991
               CIT Group, Inc.                     56,200  2,152
               Citigroup, Inc.                    252,900 11,760

                                                     Shares/  Value
           Common Stocks (97.8%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Financials continued
           Countrywide Financial Corp.                66,000  4,637
           The Goldman Sachs Group, Inc.              40,000  3,766
           The Hartford Financial Services Group,
            Inc.                                      41,900  2,880
           Lehman Brothers Holdings, Inc.             46,100  3,469
           Morgan Stanley                             62,800  3,314
           *Piper Jaffray Companies, Inc.              1,658     75
           Prudential Financial, Inc.                110,000  5,112
           U.S. Bancorp                              197,300  5,438
           Wachovia Corp.                             68,900  3,066
           Wells Fargo & Co.                         129,600  7,417
                                                             ------
               Total                                         74,664
                                                             ------

           Health Care (13.0%)
           Abbott Laboratories                        93,900  3,827
           *Amgen, Inc.                               69,100  3,771
           *Boston Scientific Corp.                   39,900  1,708
           *Caremark Rx, Inc.                        107,300  3,534
           Eli Lilly and Co.                          81,300  5,684
           *Forest Laboratories, Inc.                 44,300  2,509
           *Genentech, Inc.                           20,000  1,124
           Guidant Corp.                              33,000  1,844
           Johnson & Johnson                         142,900  7,960
           Medtronic, Inc.                            90,900  4,429
           Pfizer, Inc.                              288,212  9,879
           *St. Jude Medical, Inc.                    37,900  2,867
           Teva Pharmaceutical Industries, Ltd., ADR 114,100  7,678
           UnitedHealth Group, Inc.                   26,400  1,643
                                                             ------
               Total                                         58,457
                                                             ------

           Industrials (9.6%)
           3M Co.                                     73,000  6,571
           Canadian National Railway Co.              90,000  3,923
           FedEx Corp.                                50,600  4,134
           General Electric Co.                      428,900 13,895
           Honeywell International, Inc.              89,790  3,289
           Tyco International, Ltd.                   82,700  2,741
           United Technologies Corp.                  55,000  5,031
           Waste Management, Inc.                    121,000  3,709
                                                             ------
               Total                                         43,293
                                                             ------

           Information Technology (17.3%)
           *Accenture, Ltd. -- Class A               122,400  3,364
           *Affiliated Computer Services, Inc. --
            Class A                                   42,500  2,250
           Analog Devices, Inc.                       71,600  3,371
           *ASML Holding N.V.                        133,700  2,288
           *Broadcom Corp. -- Class A                 77,200  3,611
           *Cisco Systems, Inc.                      482,700 11,440
           *Dell, Inc.                               108,500  3,886
           First Data Corp.                          133,700  5,952
           *Fiserv, Inc.                              43,200  1,680
           Hewlett-Packard Co.                       203,302  4,290
           Intel Corp.                               254,600  7,027

                                                 Large Cap Core Stock Portfolio

 Large Cap Core Stock Portfolio


                                                    Shares/  Value
            Common Stocks (97.8%)                    $ Par  $ (000)
            -------------------------------------------------------

            Information Technology continued
            International Business Machines Corp.    52,000   4,584
            *Lexmark International, Inc. -- Class A  36,700   3,543
            Microsoft Corp.                         435,700  12,443
            Motorola, Inc.                           98,800   1,803
            *National Semiconductor Corp.            99,800   2,195
            SAP AG, ADR                              88,500   3,700
                                                            -------
                Total                                        77,427
                                                            -------

            Materials (5.1%)
            Air Products and Chemicals, Inc.         21,800   1,143
            Alcoa, Inc.                              94,000   3,105
            The Dow Chemical Co.                     80,200   3,264
            Monsanto Co.                            100,800   3,880
            Newmont Mining Corp.                     47,700   1,849
            PPG Industries, Inc.                     36,000   2,250
            Praxair, Inc.                            58,200   2,323
            Temple-Inland, Inc.                      46,900   3,248
            Weyerhaeuser Co.                         31,800   2,007
                                                            -------
                Total                                        23,069
                                                            -------

            Telecommunication Services (3.2%)
            *AT&T Wireless Services, Inc.           117,900   1,688
            *Nextel Communications, Inc. --
             Class A                                131,500   3,506
            SBC Communications, Inc.                114,000   2,765
            Verizon Communications, Inc.            108,348   3,921
            Vodafone Group PLC, ADR                 103,500   2,287
                                                            -------
                Total                                        14,167
                                                            -------

            Utilities (2.5%)
            DTE Energy Co.                           50,100   2,031
            Duke Energy Corp.                       118,800   2,410
            Edison International                     70,501   1,803
            *PG&E Corp.                             178,600   4,990
                                                            -------
                Total                                        11,234
                                                            -------

                Total Common Stocks
                 (Cost: $395,719)                           439,299
                                                            -------

                                                    Shares/   Value
            Money Market Investments (2.1%)          $ Par   $ (000)
            --------------------------------------------------------

            Agricultural Services (2.0%)
            (b)Cargill, Inc., 1.44%, 7/1/04        8,900,000   8,900
                                                             -------
                Total                                          8,900
                                                             -------

            Federal Government and Agencies (0.1%)
            Federal National Mortgage Association,
             1.03%, 7/14/04                          500,000     500
                                                             -------
                Total                                            500
                                                             -------

                Total Money Market Investments
                 (Cost: $9,400)                                9,400
                                                             -------

                Total Investments (99.9%)
                 (Cost $405,119)(a)                          448,699
                                                             -------

                Other Assets, Less Liabilities (0.1%)            546
                                                             -------

                Total Net Assets (100.0%)                    449,245
                                                             -------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $405,119 and the net unrealized appreciation of investments based on that cost was $43,580 which is comprised of $61,658 aggregate gross unrealized appreciations and $18,078 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                     Unrealized
                                                    Appreciation/
                               Number of Expiration Depreciation
               Issuer (000's)  Contracts    Date       (000's)
               --------------------------------------------------
               S&P 500 Index
                Futures           14        9/04         $22
               (Total Notional
                Value at
                June 30, 2004,
                $3,969 )

    The Accompanying Notes are an Integral Part of the Financial Statements

Large Cap Core Stock Portfolio

 Capital Guardian Domestic Equity Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)

                                                    Shares/  Value
             Common Stocks (91.7%)                   $ Par  $ (000)
             ------------------------------------------------------

             Consumer Discretionary (4.3%)
             *AutoNation, Inc.                       53,900    922
             Boise Cascade Corp.                     25,300    952
             Carnival Corp.                          27,400  1,289
             Ford Motor Co.                          21,300    333
             Mattel, Inc.                            37,700    688
             Starwood Hotels & Resorts Worldwide,
              Inc.                                   24,900  1,117
             The Thomson Corp.                       31,300  1,047
             *Time Warner, Inc.                      45,700    803
                                                            ------
                 Total                                       7,151
                                                            ------

             Consumer Staples (9.2%)
             Altria Group, Inc.                      88,400  4,424
             Campbell Soup Co.                       98,100  2,637
             General Mills, Inc.                     22,800  1,084
             Kimberly-Clark Corp.                    26,900  1,772
             Kraft Foods, Inc. -- Class A           120,900  3,830
             Unilever NV                             21,700  1,487
                                                            ------
                 Total                                      15,234
                                                            ------

             Energy (9.1%)
             ChevronTexaco Corp.                      7,100    668
             Exxon Mobil Corp.                       24,300  1,079
             Royal Dutch Petroleum Co.               71,100  3,674
             Shell Transport & Trading Co., ADR      59,300  2,651
             *Transocean, Inc.                       63,400  1,835
             Unocal Corp.                            97,300  3,697
             *Weatherford International, Ltd.        31,700  1,426
                                                            ------
                 Total                                      15,030
                                                            ------

             Financials (21.0%)
             American International Group, Inc.      15,500  1,105
             *AmeriCredit Corp.                      82,100  1,603
             Assurant, Inc.                          25,400    670
             Bank One Corp.                         103,400  5,274
             The Chubb Corp.                          5,300    361
             Everest Re Group, Ltd.                  17,900  1,438
             Fannie Mae                              14,500  1,035
             General Growth Properties, Inc.        113,200  3,347
             The Goldman Sachs Group, Inc.            6,800    640
             The Hartford Financial Services Group,
              Inc.                                   66,800  4,592
             J.P. Morgan Chase & Co.                 29,300  1,136
             The PMI Group, Inc.                     44,800  1,950
             SLM Corp.                               92,100  3,725
             The St. Paul Travelers Companies, Inc.  15,823    641
             Washington Mutual, Inc.                 49,700  1,920
             Wells Fargo & Co.                       73,800  4,224
             XL Capital, Ltd. -- Class A             16,100  1,215
                                                            ------
                 Total                                      34,876
                                                            ------

             Health Care (8.9%)
             *Anthem, Inc.                           24,400  2,185
             AstraZeneca PLC, ADR                    54,400  2,483

                                                    Shares/  Value
             Common Stocks (91.7%)                   $ Par  $ (000)
             ------------------------------------------------------

             Health Care continued
             CIGNA Corp.                             15,400  1,060
             Eli Lilly and Co.                       22,800  1,594
             *Lincare Holdings, Inc.                 30,500  1,002
             Merck & Co., Inc.                       57,500  2,731
             *PacifiCare Health Systems, Inc.        13,600    526
             Pfizer, Inc.                            45,100  1,546
             *Triad Hospitals, Inc.                  44,900  1,672
                                                            ------
                 Total                                      14,799
                                                            ------

             Industrials (14.2%)
             Canadian National Railway Co.            6,750    294
             Canadian Pacific Railway, Ltd.          24,900    613
             Emerson Electric Co.                    13,400    852
             Fluor Corp.                             29,200  1,392
             General Electric Co.                   153,300  4,966
             Hubbell, Inc. -- Class B                22,600  1,056
             Ingersoll-Rand Co. -- Class A           41,600  2,842
             *Navistar International Corp.           23,100    895
             Northrop Grumman Corp.                  52,000  2,792
             Raytheon Co.                            32,000  1,145
             Siemens AG, ADR                          8,200    595
             Tyco International, Ltd.                20,100    666
             Union Pacific Corp.                     31,800  1,891
             United Technologies Corp.               38,900  3,558
                                                            ------
                 Total                                      23,557
                                                            ------

             Information Technology (3.5%)
             *Affiliated Computer Services, Inc. --
              Class A                                18,800    995
             *Avnet, Inc.                            40,400    917
             *Cadence Design Systems, Inc.           74,700  1,093
             Hewlett-Packard Co.                     30,484    643
             *Micron Technology, Inc.                30,900    473
             *Polycom, Inc.                          12,300    276
             Sabre Holdings Corp. -- Class A         52,000  1,441
                                                            ------
                 Total                                       5,838
                                                            ------

             Materials (7.4%)
             Air Products and Chemicals, Inc.        86,900  4,559
             Alcoa, Inc.                              8,600    284
             The Dow Chemical Co.                    23,300    948
             E. I. du Pont de Nemours and Co.        84,700  3,762
             International Paper Co.                 53,600  2,396
             Nucor Corp.                              3,900    299
                                                            ------
                 Total                                      12,248
                                                            ------

             Telecommunication Services (7.8%)
             CenturyTel, Inc.                        18,200    547
             SBC Communications, Inc.                79,400  1,925
             Sprint Corp.                           380,300  6,694
             Verizon Communications, Inc.           106,500  3,854
                                                            ------
                 Total                                      13,020
                                                            ------

                                     Capital Guardian Domestic Equity Portfolio

 Capital Guardian Domestic Equity Portfolio


                                                 Shares/  Value
               Common Stocks (91.7%)              $ Par  $ (000)
               -------------------------------------------------

               Utilities (6.3%)
               *The AES Corp.                     72,400     719
               American Electric Power Co., Inc.  37,400   1,197
               Duke Energy Corp.                 118,600   2,406
               Equitable Resources, Inc.          48,800   2,524
               FirstEnergy Corp.                   5,700     213
               *Kinder Morgan Management, LLC.    28,184   1,036
               NiSource, Inc.                     19,300     398
               Pinnacle West Capital Corp.        50,400   2,036
                                                         -------
                   Total                                  10,529
                                                         -------

                   Total Common Stocks
                    (Cost: $132,409)                     152,282
                                                         -------

               Preferred Stocks (1.2%)
               -------------------------------------------------

               Consumer Discretionary (0.8%)
               Ford Motor Co., Capital Trust II   22,500   1,235
                                                         -------
                   Total                                   1,235
                                                         -------

               Materials (0.4%)
               Phelps Dodge Corp.                  4,300     698
                                                         -------
                   Total                                     698
                                                         -------

                   Total Preferred Stocks
                   (Cost: $1,567)                          1,933
                                                         -------

                                                   Shares/    Value
            Money Market Investments (7.0%)         $ Par    $ (000)
            --------------------------------------------------------

            Federal Government & Agencies (6.3%)
            Federal National Mortgage
             Association, 1.25%, 7/21/04          10,500,000  10,493
                                                             -------
                Total                                         10,493
                                                             -------

            Short Term Business Credit (0.7%)
            Sheffield Receivables, 1.22%, 7/14/04  1,200,000   1,199
                                                             -------
                Total                                          1,199
                                                             -------

                Total Money Market Investments
                 (Cost: $11,692)                              11,692
                                                             -------

                Total Investments (99.9%)
                 (Cost $145,668)(a)                          165,907
                                                             -------

                Other Assets, Less Liabilities (0.1%)            109
                                                             -------

                Total Net Assets (100.0%)                    166,016
                                                             -------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $145,668 and the net unrealized appreciation of investments based on that cost was $20,239 which is comprised of $21,432 aggregate gross unrealized appreciations and $1,193 aggregate gross unrealized depreciation.

26

Capital Guardian Domestic Equity Portfolio

    The Accompanying Notes are an Integral Part of the Financial Statements

 T. Rowe Price Equity Income Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                 Shares/  Value
               Common Stocks (94.9%)              $ Par  $ (000)
               -------------------------------------------------

               Consumer Discretionary (17.3%)
               *Comcast Corp. -- Class A         25,500     715
               Dow Jones & Co., Inc.             13,900     627
               Eastman Kodak Co.                 22,400     604
               Ford Motor Co.                    16,200     254
               Fortune Brands, Inc.               8,000     603
               Genuine Parts Co.                 15,500     615
               Hasbro, Inc.                       8,600     163
               Hilton Hotels Corp.               23,100     431
               The Home Depot, Inc.              17,100     602
               Knight-Ridder, Inc.                6,900     497
               Mattel, Inc.                      31,100     568
               The May Department Stores Co.     11,300     311
               McDonald's Corp.                  23,700     616
               The New York Times Co. -- Class A 18,300     818
               Newell Rubbermaid, Inc.           30,000     705
               Starwood Hotels & Resorts
                Worldwide, Inc.                  12,500     561
               *Time Warner, Inc.                48,400     850
               *Toys "R" Us, Inc.                16,600     264
               Viacom, Inc. -- Class B           22,600     807
               The Walt Disney Co.               29,600     755
                                                         ------
                   Total                                 11,366
                                                         ------

               Consumer Staples (5.3%)
               Altria Group, Inc.                 7,200     360
               Campbell Soup Co.                 21,300     573
               The Clorox Co.                     6,500     350
               Colgate-Palmolive Co.              6,500     380
               ConAgra Foods, Inc.                8,600     233
               General Mills, Inc.               10,700     509
               Kimberly-Clark Corp.               9,600     631
               UST, Inc.                         11,500     414
               Winn-Dixie Stores, Inc.            1,500      11
                                                         ------
                   Total                                  3,461
                                                         ------

               Energy (10.5%)
               Amerada Hess Corp.                14,100   1,117
               Anadarko Petroleum Corp.           8,700     510
               Baker Hughes, Inc.                 4,900     184
               BP PLC, ADR                       12,800     686
               ChevronTexaco Corp.               13,000   1,223
               El Paso Corp.                     19,300     152
               Exxon Mobil Corp.                 29,100   1,293
               Marathon Oil Corp.                 4,200     159
               Royal Dutch Petroleum Co.         18,200     940
               Schlumberger, Ltd.                 5,800     368
               Unocal Corp.                       6,500     247
                                                         ------
                   Total                                  6,879
                                                         ------

               Financials (18.2%)
               American Express Co.              13,100     673
               Bank of America Corp.             13,250   1,121
               Bank One Corp.                    18,400     938

                                                    Shares/  Value
             Common Stocks (94.9%)                   $ Par  $ (000)
             ------------------------------------------------------

             Financials continued
             The Charles Schwab Corp.               21,200     204
             The Chubb Corp.                         7,200     491
             Citigroup, Inc.                         9,400     437
             Fannie Mae                              7,100     507
             Federated Investors, Inc. -- Class B    4,200     127
             J.P. Morgan Chase & Co.                14,600     566
             Janus Capital Group, Inc.               7,700     127
             Lincoln National Corp.                 12,076     571
             Marsh & McLennan Companies, Inc.       20,300     921
             Mellon Financial Corp.                 17,000     499
             Mercantile Bankshares Corp.             7,700     361
             Morgan Stanley                         13,300     702
             National City Corp.                     8,900     312
             Northern Trust Corp.                    6,800     288
             SAFECO Corp.                           15,000     660
             Simon Property Group, Inc.              6,500     334
             The St. Paul Travelers Companies, Inc. 16,727     678
             SunTrust Banks, Inc.                    8,500     552
             UnumProvident Corp.                    30,200     480
             Wells Fargo & Co.                       5,400     309
             Wilmington Trust Corp.                  4,500     167
                                                            ------
                 Total                                      12,025
                                                            ------

             Health Care (9.7%)
             Abbott Laboratories                    10,000     408
             Baxter International, Inc.             19,100     659
             Bristol-Myers Squibb Co.               39,200     960
             CIGNA Corp.                             8,800     606
             Johnson & Johnson                      16,400     913
             *MedImmune, Inc.                       16,800     393
             Merck & Co., Inc.                      23,900   1,135
             Schering-Plough Corp.                  27,600     510
             Wyeth                                  21,200     767
                                                            ------
                 Total                                       6,351
                                                            ------

             Industrials (13.9%)
             Cooper Industries, Ltd. -- Class A     12,900     766
             *The Dun & Bradstreet Corp.             5,500     297
             Emerson Electric Co.                    4,700     299
             General Electric Co.                   43,600   1,412
             Honeywell International, Inc.          31,400   1,150
             Hubbell, Inc. -- Class B                2,200     103
             Lockheed Martin Corp.                  13,000     677
             Norfolk Southern Corp.                 17,500     464
             Pall Corp.                             19,500     511
             Raytheon Co.                           18,100     647
             Rockwell Automation, Inc.              12,000     450
             Rockwell Collins, Inc.                 18,600     620
             Union Pacific Corp.                    15,100     898
             W.W. Grainger, Inc.                     4,300     247
             Waste Management, Inc.                 20,000     613
                                                            ------
                 Total                                       9,154
                                                            ------

                                          T. Rowe Price Equity Income Portfolio

 T. Rowe Price Equity Income Portfolio


                                                     Shares/  Value
           Common Stocks (94.9%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Information Technology (4.2%)
           *Agere Systems, Inc. -- Class A             8,400     19
           Hewlett-Packard Co.                        30,000    633
           *Lucent Technologies, Inc.                 44,800    169
           Microsoft Corp.                            26,400    755
           Motorola, Inc.                             33,800    617
           Nokia Corp., ADR                           21,000    305
           Texas Instruments, Inc.                    10,500    254
                                                             ------
               Total                                          2,752
                                                             ------

           Materials (6.4%)
           Alcoa, Inc.                                 8,400    277
           The Dow Chemical Co.                       15,100    615
           E. I. du Pont de Nemours and Co.           12,900    573
           Great Lakes Chemical Corp.                 11,500    311
           *Hercules, Inc.                            19,200    234
           International Flavors & Fragrances, Inc.    9,300    348
           International Paper Co.                    17,600    787
           MeadWestvaco Corp.                         14,400    423
           Nucor Corp.                                 6,500    499
           Vulcan Materials Co.                        2,200    105
                                                             ------
               Total                                          4,172
                                                             ------

           Telecommunication Services (5.3%)
           ALLTEL Corp.                               11,900    602
           AT&T Corp.                                 15,600    228
           *Qwest Communications International, Inc. 136,500    490
           SBC Communications, Inc.                   24,600    597
           Sprint Corp.                               36,400    641
           Verizon Communications, Inc.               26,000    941
                                                             ------
               Total                                          3,499
                                                             ------

           Utilities (4.1%)
           Constellation Energy Group, Inc.           12,900    489
           Duke Energy Corp.                          32,200    653
           FirstEnergy Corp.                          10,900    408
           NiSource, Inc.                             24,600    507
           TECO Energy, Inc.                           6,300     76
           TXU Corp.                                  13,900    563
                                                             ------
               Total                                          2,696
                                                             ------

               Total Common Stocks
                (Cost: $54,480)                              62,355
                                                             ------

                                                    Shares/   Value
           Convertible Corporate Debt (0.3%)         $ Par   $ (000)
           ---------------------------------------------------------

           Information Technology (0.3%)
           Lucent Technologies, 8.00%, 8/1/31        165,000    185
                                                             ------
               Total Convertible Corporate Debt
                (Cost: $158)                                    185
                                                             ------

           Preferred Stocks (0.3%)
           ---------------------------------------------------------

           Consumer Discretionary (0.1%)
           Ford Motor Co., Capital Trust II            1,400     77
                                                             ------
               Total                                             77
                                                             ------

           Financials (0.2%)
           (g)UnumProvident Corp.                      5,900    146
                                                             ------
               Total                                            146
                                                             ------

               Total Preferred Stocks
                (Cost: $208)                                    223
                                                             ------

           Money Market Investments (4.7%)
           ---------------------------------------------------------

           Other Holdings (4.7%)
           Reserve Investment Fund                 3,062,875  3,063
                                                             ------

               Total Money Market Investments
                (Cost: $3,063)                                3,063
                                                             ------

               Total Investments (100.2%)
                (Cost $57,909)(a)                            65,826
                                                             ------

               Other Assets, Less Liabilities (-0.2%)          (158)
                                                             ------

               Total Net Assets (100.0%)                     65,668
                                                             ------

* Non-Income Producing

 ADR -- American Depository Receipt

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $57,909 and the net unrealized appreciation of investments based on that cost was $7,917 which is comprised of $8,478 aggregate gross unrealized appreciations and $561 aggregate gross unrealized depreciation.
(g)Security restricted to resale. At June 30, 2004, the value of these securities was $146, representing 0.22% of net assets.

    The Accompanying Notes are an Integral Part of the Financial Statements

T. Rowe Price Equity Income Portfolio

 Index 500 Stock Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)


                                                     Shares/  Value
           Common Stocks (98.3%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Consumer Discretionary (10.8%)
           *AutoNation, Inc.                          44,700    764
           *AutoZone, Inc.                            13,925  1,115
           *Bed Bath & Beyond, Inc.                   50,200  1,930
           Best Buy Co., Inc.                         54,150  2,748
           *Big Lots, Inc.                            19,200    278
           The Black & Decker Corp.                   13,200    820
           Boise Cascade Corp.                        14,600    550
           Brunswick Corp.                            15,800    645
           Carnival Corp.                            105,709  4,968
           Centex Corp.                               20,600    942
           Circuit City Stores, Inc.                  33,200    430
           Clear Channel Communications, Inc.        102,650  3,793
           *Comcast Corp. -- Class A                 374,570 10,498
           Cooper Tire & Rubber Co.                   12,400    285
           Dana Corp.                                 24,850    487
           Darden Restaurants, Inc.                   26,850    552
           Delphi Automotive Systems Corp.            93,587  1,000
           Dillard's, Inc. -- Class A                 13,964    311
           Dollar General Corp.                       55,048  1,077
           Dow Jones & Co., Inc.                      13,620    614
           Eastman Kodak Co.                          47,883  1,292
           *eBay, Inc.                               109,800 10,096
           Family Dollar Stores, Inc.                 28,600    870
           Federated Department Stores, Inc.          30,051  1,476
           Ford Motor Co.                            305,794  4,786
           Fortune Brands, Inc.                       24,467  1,846
           Gannett Co., Inc.                          45,550  3,865
           The Gap, Inc.                             150,375  3,647
           General Motors Corp.                       94,327  4,395
           Genuine Parts Co.                          29,100  1,155
           *The Goodyear Tire & Rubber Co.            29,300    266
           Harley-Davidson, Inc.                      49,300  3,054
           Harrah's Entertainment, Inc.               18,850  1,020
           Hasbro, Inc.                               29,325    557
           Hilton Hotels Corp.                        64,050  1,195
           The Home Depot, Inc.                      371,294 13,069
           International Game Technology              58,300  2,250
           *The Interpublic Group of Companies, Inc.  70,000    961
           J. C. Penney Co., Inc.                     47,150  1,780
           Johnson Controls, Inc.                     31,700  1,692
           Jones Apparel Group, Inc.                  21,100    833
           KB Home                                     7,800    535
           Knight-Ridder, Inc.                        13,150    947
           *Kohl's Corp.                              56,967  2,409
           Leggett & Platt Inc.                       32,033    856
           The Limited, Inc.                          78,705  1,472
           Liz Claiborne, Inc.                        18,500    666
           Lowe's Companies, Inc.                    131,350  6,902
           Marriott International, Inc. -- Class A    37,800  1,885
           Mattel, Inc.                               70,588  1,288
           The May Department Stores Co.              48,550  1,335
           Maytag Corp.                               13,133    322
           McDonald's Corp.                          210,278  5,467

                                                   Shares/  Value
              Common Stocks (98.3%)                 $ Par  $ (000)
              ----------------------------------------------------

              Consumer Discretionary continued
              The McGraw-Hill Companies, Inc.       31,860   2,440
              Meredith Corp.                         8,400     462
              The New York Times Co. -- Class A     24,870   1,112
              Newell Rubbermaid, Inc.               45,892   1,078
              NIKE, Inc. -- Class B                 44,100   3,341
              Nordstrom, Inc.                       23,267     991
              *Office Depot, Inc.                   52,157     934
              Omnicom Group, Inc.                   31,600   2,398
              Pulte Corp.                           21,200   1,103
              RadioShack Corp.                      26,900     770
              Reebok International, Ltd.            10,000     360
              Sears, Roebuck & Co.                  35,550   1,342
              The Sherwin-Williams Co.              23,913     994
              Snap-on, Inc.                          9,717     326
              The Stanley Works                     13,650     622
              Staples, Inc.                         83,100   2,436
              *Starbucks Corp.                      66,250   2,881
              Starwood Hotels & Resorts Worldwide,
               Inc.                                 34,600   1,552
              Target Corp.                         152,557   6,479
              Tiffany & Co.                         24,467     902
              *Time Warner, Inc.                   761,600  13,388
              The TJX Companies, Inc.               82,700   1,996
              *Toys "R" Us, Inc.                    35,750     569
              Tribune Co.                           54,736   2,493
              *Univision Communications, Inc. --
               Class A                              54,000   1,724
              V. F. Corp.                           18,357     894
              Viacom, Inc. -- Class B              289,448  10,339
              Visteon Corp.                         21,583     252
              The Walt Disney Co.                  342,757   8,737
              Wendy's International, Inc.           19,050     664
              Whirlpool Corp.                       11,550     792
              *Yum! Brands, Inc.                    48,380   1,801
                                                           -------
                  Total                                    194,168
                                                           -------

              Consumer Staples (11.0%)
              Adolph Coors Co. -- Class B            6,200     449
              Alberto-Culver Co. -- Class B         15,150     760
              Albertson's, Inc.                     61,454   1,631
              Altria Group, Inc.                   342,522  17,143
              Anheuser-Busch Companies, Inc.       134,349   7,255
              Archer-Daniels-Midland Co.           108,603   1,822
              Avon Products, Inc.                   78,800   3,636
              Brown-Forman Corp. -- Class B         20,318     981
              Campbell Soup Co.                     68,622   1,845
              The Clorox Co.                        35,450   1,907
              The Coca-Cola Co.                    406,875  20,539
              Coca-Cola Enterprises, Inc.           78,500   2,276
              Colgate-Palmolive Co.                 88,922   5,197
              ConAgra Foods, Inc.                   88,267   2,390
              Costco Wholesale Corp.                76,664   3,149
              CVS Corp.                             66,367   2,789

                                                      Index 500 Stock Portfolio

 Index 500 Stock Portfolio


                                                   Shares/   Value
             Common Stocks (98.3%)                  $ Par   $ (000)
             ------------------------------------------------------

             Consumer Staples continued
             General Mills, Inc.                     63,167   3,002
             The Gillette Co.                       167,635   7,108
             H.J. Heinz Co.                          58,817   2,306
             Hershey Foods Corp.                     43,300   2,003
             Kellogg Co.                             68,557   2,869
             Kimberly-Clark Corp.                    83,756   5,518
             *The Kroger Co.                        124,005   2,257
             McCormick & Co., Inc.                   23,000     782
             The Pepsi Bottling Group, Inc.          43,000   1,313
             PepsiCo, Inc.                          285,130  15,363
             The Procter & Gamble Co.               429,410  23,377
             R.J. Reynolds Tobacco Holdings, Inc.    14,200     960
             *Safeway, Inc.                          74,500   1,888
             Sara Lee Corp.                         132,035   3,035
             SUPERVALU, Inc.                         22,550     690
             SYSCO Corp.                            106,825   3,832
             UST, Inc.                               27,667     996
             Wal-Mart Stores, Inc.                  716,400  37,796
             Walgreen Co.                           171,146   6,197
             Winn-Dixie Stores, Inc.                 23,750     171
             Wm. Wrigley Jr. Co.                     37,467   2,362
                                                            -------
                 Total                                      197,594
                                                            -------

             Energy (6.5%)
             Amerada Hess Corp.                      15,000   1,188
             Anadarko Petroleum Corp.                42,062   2,465
             Apache Corp.                            54,346   2,367
             Ashland, Inc.                           11,700     618
             Baker Hughes, Inc.                      55,630   2,094
             *BJ Services Co.                        26,900   1,233
             Burlington Resources, Inc.              66,266   2,398
             ChevronTexaco Corp.                    178,757  16,822
             ConocoPhillips                         114,510   8,736
             Devon Energy Corp.                      40,100   2,647
             El Paso Corp.                          107,071     844
             EOG Resources, Inc.                     19,460   1,162
             Exxon Mobil Corp.                    1,092,356  48,511
             Halliburton Co.                         73,469   2,223
             Kerr-McGee Corp.                        25,005   1,345
             Kinder Morgan, Inc.                     20,667   1,225
             Marathon Oil Corp.                      57,709   2,184
             *Nabors Industries, Ltd.                24,850   1,124
             *Noble Corp.                            22,550     854
             Occidental Petroleum Corp.              65,320   3,162
             *Rowan Companies, Inc.                  17,650     429
             Schlumberger, Ltd.                      98,367   6,247
             Sunoco, Inc.                            12,650     805
             *Transocean, Inc.                       53,551   1,550
             Unocal Corp.                            44,067   1,675
             Valero Energy Corp.                     21,500   1,586
             The Williams Companies, Inc.            86,800   1,033
                                                            -------
                 Total                                      116,527
                                                            -------

             Financials (19.8%)
             ACE, Ltd.                               47,300   2,000
             (b)AFLAC, Inc.                          84,950   3,467
             The Allstate Corp.                     117,328   5,462

                                                    Shares/  Value
             Common Stocks (98.3%)                   $ Par  $ (000)
             ------------------------------------------------------

             Financials continued
             Ambac Financial Group, Inc.             18,100  1,329
             American Express Co.                   213,475 10,968
             American International Group, Inc.     435,630 31,052
             AmSouth Bancorporation                  58,855  1,499
             Aon Corp.                               52,600  1,498
             Apartment Investment and Management
              Co. -- Class A                         15,700    489
             Bank of America Corp.                  340,536 28,816
             The Bank of New York Co., Inc.         129,853  3,828
             Bank One Corp.                         187,386  9,557
             BB&T Corp.                              93,700  3,464
             The Bear Stearns Companies, Inc.        17,495  1,475
             Capital One Financial Corp.             40,000  2,735
             The Charles Schwab Corp.               227,939  2,190
             Charter One Financial, Inc.             37,420  1,654
             The Chubb Corp.                         31,650  2,158
             Cincinnati Financial Corp.              28,134  1,224
             Citigroup, Inc.                        863,748 40,165
             Comerica, Inc.                          28,950  1,589
             Countrywide Financial Corp.             46,650  3,277
             *E*TRADE Group, Inc.                    61,000    680
             Equity Office Properties Trust          67,400  1,833
             Equity Residential Properties Trust     46,800  1,391
             Fannie Mae                             161,848 11,549
             Federated Investors, Inc. -- Class B    18,100    549
             Fifth Third Bancorp                     94,034  5,057
             First Horizon National Corp.            20,700    941
             Franklin Resources, Inc.                41,750  2,091
             Freddie Mac                            114,986  7,279
             Golden West Financial Corp.             25,450  2,707
             The Goldman Sachs Group, Inc.           80,600  7,589
             The Hartford Financial Services Group,
              Inc.                                   48,750  3,351
             Huntington Bancshares, Inc.             38,342    878
             J.P. Morgan Chase & Co.                347,848 13,486
             Janus Capital Group, Inc.               40,029    660
             Jefferson-Pilot Corp.                   23,334  1,185
             KeyCorp                                 68,575  2,050
             Lehman Brothers Holdings, Inc.          46,222  3,478
             Lincoln National Corp.                  29,740  1,405
             Loews Corp.                             30,967  1,857
             M&T Bank Corp.                          19,800  1,729
             Marsh & McLennan Companies, Inc.        87,380  3,965
             Marshall & Ilsley Corp.                 37,100  1,450
             MBIA, Inc.                              24,150  1,379
             MBNA Corp.                             213,415  5,504
             Mellon Financial Corp.                  70,868  2,079
             Merrill Lynch & Co., Inc.              160,500  8,664
             MetLife, Inc.                          126,236  4,526
             MGIC Investment Corp.                   16,500  1,252
             Moody's Corp.                           24,975  1,615
             Morgan Stanley                         183,613  9,689
             National City Corp.                    103,797  3,634
             North Fork Bancorporation, Inc.         28,900  1,100
             Northern Trust Corp.                    36,850  1,558
             Plum Creek Timber Co., Inc. (REIT)      30,600    997
             The PNC Financial Services Group, Inc.  47,067  2,498

Index 500 Stock Portfolio

 Index 500 Stock Portfolio


                                                    Shares/  Value
             Common Stocks (98.3%)                   $ Par  $ (000)
             ------------------------------------------------------

             Financials continued
             Principal Financial Group, Inc.         53,300   1,854
             The Progressive Corp.                   36,300   3,096
             ProLogis                                30,300     997
             *Providian Financial Corp.              48,657     714
             Prudential Financial, Inc.              87,900   4,085
             Regions Financial Corp.                 36,686   1,341
             SAFECO Corp.                            23,250   1,023
             Simon Property Group, Inc.              34,800   1,789
             SLM Corp.                               73,342   2,967
             SouthTrust Corp.                        55,067   2,137
             The St. Paul Travelers Companies, Inc. 111,410   4,517
             State Street Corp.                      56,100   2,751
             SunTrust Banks, Inc.                    47,133   3,063
             Synovus Financial Corp.                 50,950   1,290
             T. Rowe Price Group, Inc.               21,100   1,063
             Torchmark Corp.                         18,550     998
             U.S. Bancorp                           316,621   8,726
             Union Planters Corp.                    31,737     946
             UnumProvident Corp.                     49,531     788
             Wachovia Corp.                         219,581   9,771
             Washington Mutual, Inc.                144,487   5,583
             Wells Fargo & Co.                      281,880  16,132
             XL Capital, Ltd. -- Class A             23,100   1,743
             Zions Bancorporation                    15,000     922
                                                            -------
                 Total                                      359,847
                                                            -------

             Health Care (13.1%)
             Abbott Laboratories                    260,550  10,620
             Aetna, Inc.                             25,477   2,166
             Allergan, Inc.                          21,967   1,966
             AmerisourceBergen Corp.                 18,800   1,124
             *Amgen, Inc.                           212,417  11,592
             *Anthem, Inc.                           23,200   2,078
             Applera Corp. -- Applied Biosystems
              Group                                  33,733     734
             Bausch & Lomb, Inc.                      8,800     573
             Baxter International, Inc.             102,400   3,534
             Becton, Dickinson and Co.               42,350   2,194
             *Biogen Idec, Inc.                      56,790   3,592
             Biomet, Inc.                            42,545   1,891
             *Boston Scientific Corp.               139,472   5,969
             Bristol-Myers Squibb Co.               324,808   7,958
             C.R. Bard, Inc.                         17,400     986
             Cardinal Health, Inc.                   71,925   5,038
             *Caremark Rx, Inc.                      76,400   2,517
             *Chiron Corp.                           31,522   1,407
             CIGNA Corp.                             23,629   1,626
             Eli Lilly and Co.                      188,706  13,192
             *Express Scripts, Inc.                  13,000   1,030
             *Forest Laboratories, Inc.              61,766   3,498
             *Genzyme Corp.                          37,800   1,789
             Guidant Corp.                           52,388   2,927
             HCA, Inc.                               81,111   3,373
             Health Management Associates, Inc. --
              Class A                                40,600     910
             *Hospira, Inc.                          26,065     719
             *Humana, Inc.                           27,000     456

                                                  Shares/   Value
             Common Stocks (98.3%)                 $ Par   $ (000)
             -----------------------------------------------------

             Health Care continued
             IMS Health, Inc.                       39,267     920
             Johnson & Johnson                     495,837  27,618
             *King Pharmaceuticals, Inc.            40,366     462
             Manor Care, Inc.                       14,800     484
             McKesson HBOC, Inc.                    48,905   1,679
             *Medco Health Solutions, Inc.          45,272   1,698
             *MedImmune, Inc.                       41,500     971
             Medtronic, Inc.                       202,500   9,866
             Merck & Co., Inc.                     371,120  17,628
             *Millipore Corp.                        8,200     462
             Mylan Laboratories, Inc.               44,900     909
             Pfizer, Inc.                        1,274,534  43,691
             Quest Diagnostics Inc.                 17,300   1,470
             Schering-Plough Corp.                 245,850   4,543
             *St. Jude Medical, Inc.                29,400   2,224
             Stryker Corp.                          66,800   3,674
             *Tenet Healthcare Corp.                77,750   1,043
             UnitedHealth Group, Inc.              102,872   6,404
             *Watson Pharmaceuticals, Inc.          18,100     487
             *Wellpoint Health Networks, Inc. --
              Class A                               26,000   2,912
             Wyeth                                 222,729   8,054
             *Zimmer Holdings, Inc.                 40,737   3,593
                                                           -------
                 Total                                     236,251
                                                           -------

             Industrials (11.3%)
             3M Co.                                130,676  11,761
             *Allied Waste Industries, Inc.         52,950     698
             *American Power Conversion Corp.       33,350     655
             *American Standard Companies, Inc.     35,900   1,447
             *Apollo Group, Inc. -- Class A         29,500   2,605
             Avery Dennison Corp.                   18,450   1,181
             The Boeing Co.                        140,876   7,196
             Burlington Northern Santa Fe Corp.     61,985   2,174
             Caterpillar, Inc.                      57,088   4,535
             Cendant Corp.                         170,333   4,170
             Cintas Corp.                           28,633   1,365
             Cooper Industries, Ltd. -- Class A     15,500     921
             Crane Co.                               9,975     313
             CSX Corp.                              35,850   1,175
             Cummins, Inc.                           7,200     450
             Danaher Corp.                          51,400   2,665
             Deere & Co.                            41,560   2,915
             *Delta Air Lines, Inc.                 20,767     148
             Deluxe Corp.                            8,351     363
             Dover Corp.                            33,967   1,430
             Eaton Corp.                            25,200   1,631
             Emerson Electric Co.                   70,450   4,477
             Equifax, Inc.                          22,900     567
             FedEx Corp.                            49,920   4,078
             Fluor Corp.                            13,800     658
             General Dynamics Corp.                 33,200   3,297
             General Electric Co.                1,762,906  57,117
             Goodrich Corp.                         19,600     634
             H&R Block, Inc.                        29,250   1,395
             Honeywell International, Inc.         143,450   5,255
             Illinois Tool Works, Inc.              51,700   4,958

                                                      Index 500 Stock Portfolio

 Index 500 Stock Portfolio


                                                    Shares/   Value
           Common Stocks (98.3%)                     $ Par   $ (000)
           ---------------------------------------------------------

           Industrials continued
           Ingersoll-Rand Co. -- Class A              28,980   1,980
           ITT Industries, Inc.                       15,500   1,287
           Lockheed Martin Corp.                      75,008   3,906
           Masco Corp.                                73,200   2,282
           *Monster Worldwide, Inc.                   19,567     503
           *Navistar International Corp.              11,650     452
           Norfolk Southern Corp.                     65,457   1,736
           Northrop Grumman Corp.                     60,020   3,223
           PACCAR, Inc.                               29,307   1,700
           Pall Corp.                                 20,850     546
           Parker-Hannifin Corp.                      19,975   1,188
           Pitney Bowes, Inc.                         38,637   1,710
           *Power-One, Inc.                           14,000     154
           R. R. Donnelley & Sons Co.                 36,334   1,200
           Raytheon Co.                               74,800   2,676
           Robert Half International, Inc.            28,640     853
           Rockwell Automation, Inc.                  31,050   1,165
           Rockwell Collins, Inc.                     29,650     988
           Ryder System, Inc.                         10,900     437
           Southwest Airlines Co.                    131,967   2,213
           Textron, Inc.                              22,950   1,362
           *Thomas & Betts Corp.                       9,800     267
           Tyco International, Ltd.                  335,008  11,101
           Union Pacific Corp.                        43,260   2,572
           United Parcel Service, Inc. -- Class B    188,300  14,154
           United Technologies Corp.                  85,867   7,854
           W.W. Grainger, Inc.                        15,200     874
           Waste Management, Inc.                     96,885   2,970
                                                             -------
               Total                                         203,587
                                                             -------

           Information Technology (16.9%)
           (b)*ADC Telecommunications, Inc.          135,150     384
           Adobe Systems, Inc.                        39,925   1,857
           *Advanced Micro Devices, Inc.              59,100     940
           *Affiliated Computer Services, Inc. --
            Class A                                   22,700   1,202
           *Agilent Technologies, Inc.                80,437   2,355
           *Altera Corp.                              62,511   1,389
           Analog Devices, Inc.                       62,757   2,955
           *Andrew Corp.                              26,837     537
           *Apple Computer, Inc.                      63,500   2,066
           *Applied Materials, Inc.                  281,600   5,525
           *Applied Micro Circuits Corp.              52,100     277
           Autodesk, Inc.                             18,934     811
           Automatic Data Processing, Inc.            98,650   4,131
           *Avaya, Inc.                               74,116   1,170
           *BMC Software, Inc.                        37,260     689
           *Broadcom Corp. -- Class A                 52,500   2,455
           *CIENA Corp.                               94,800     353
           *Cisco Systems, Inc.                    1,129,400  26,767
           *Citrix Systems, Inc.                      28,420     579
           Computer Associates International, Inc.    97,692   2,741
           *Computer Sciences Corp.                   31,350   1,456
           *Compuware Corp.                           64,457     425
           *Comverse Technology, Inc.                 32,700     652
           *Convergys Corp.                           23,950     369
           *Corning, Inc.                            229,200   2,993
           *Dell, Inc.                               421,433  15,096

                                                    Shares/   Value
           Common Stocks (98.3%)                     $ Par   $ (000)
           ---------------------------------------------------------

           Information Technology continued
           *Electronic Arts, Inc.                     50,600   2,760
           Electronic Data Systems Corp.              80,867   1,549
           *EMC Corp.                                408,174   4,653
           First Data Corp.                          145,732   6,488
           *Fiserv, Inc.                              32,525   1,265
           *Gateway, Inc.                             62,250     280
           Hewlett-Packard Co.                       509,326  10,747
           Intel Corp.                             1,080,363  29,817
           International Business Machines Corp.     281,539  24,818
           *Intuit, Inc.                              32,000   1,235
           *Jabil Circuit, Inc.                       33,567     845
           *JDS Uniphase Corp.                       240,600     912
           *KLA-Tencor Corp.                          32,800   1,620
           *Lexmark International, Inc. -- Class A    21,700   2,095
           Linear Technology Corp.                    51,650   2,039
           *LSI Logic Corp.                           63,700     485
           *Lucent Technologies, Inc.                715,736   2,705
           Maxim Integrated Products, Inc.            53,800   2,820
           *Mercury Interactive Corp.                 15,400     767
           *Micron Technology, Inc.                  101,950   1,561
           Microsoft Corp.                         1,803,000  51,493
           Molex, Inc.                                31,650   1,015
           Motorola, Inc.                            391,577   7,146
           *National Semiconductor Corp.              59,886   1,317
           *NCR Corp.                                 15,800     784
           *Network Appliance, Inc.                   58,000   1,249
           *Novell, Inc.                              64,600     542
           *Novellus Systems, Inc.                    24,700     777
           *NVIDIA Corp.                              27,700     568
           *Oracle Corp.                             867,725  10,352
           *Parametric Technology Corp.               44,680     223
           Paychex, Inc.                              63,035   2,136
           *PeopleSoft, Inc.                          60,900   1,127
           PerkinElmer, Inc.                          21,300     427
           *PMC-Sierra, Inc.                          29,500     423
           *QLogic Corp.                              15,550     413
           QUALCOMM, Inc.                            135,367   9,879
           Sabre Holdings Corp. -- Class A            23,267     645
           *Sanmina-SCI Corp.                         87,000     792
           Scientific-Atlanta, Inc.                   25,600     883
           *Siebel Systems, Inc.                      83,900     896
           *Solectron Corp.                          160,600   1,039
           *Sun Microsystems, Inc.                   555,597   2,411
           *SunGard Data Systems, Inc.                48,500   1,261
           *Symantec Corp.                            52,100   2,281
           Symbol Technologies, Inc.                  39,150     577
           Tektronix, Inc.                            14,160     482
           *Tellabs, Inc.                             69,492     607
           *Teradyne, Inc.                            32,450     737
           Texas Instruments, Inc.                   289,100   6,990
           *Thermo Electron Corp.                     27,700     851
           *Unisys Corp.                              55,650     772
           *VERITAS Software Corp.                    72,132   1,998
           *Waters Corp.                              20,000     956
           *Xerox Corp.                              133,700   1,939
           Xilinx, Inc.                               57,900   1,929
           *Yahoo!, Inc.                             224,900   8,171
                                                             -------
               Total                                         305,723
                                                             -------

Index 500 Stock Portfolio

 Index 500 Stock Portfolio


                                                     Shares/  Value
           Common Stocks (98.3%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Materials (2.9%)
           Air Products and Chemicals, Inc.           37,967  1,991
           Alcoa, Inc.                               145,207  4,796
           Allegheny Technologies, Inc.               13,517    244
           Ball Corp.                                  9,366    675
           Bemis Co., Inc.                            17,900    506
           The Dow Chemical Co.                      156,409  6,366
           E. I. du Pont de Nemours and Co.          167,028  7,420
           Eastman Chemical Co.                       12,925    598
           Ecolab, Inc.                               42,900  1,360
           Engelhard Corp.                            20,800    672
           Freeport-McMoRan Copper & Gold,
            Inc. -- Class B                           29,581    981
           Georgia-Pacific Corp.                      42,604  1,575
           Great Lakes Chemical Corp.                  8,500    230
           *Hercules, Inc.                            18,400    224
           International Flavors & Fragrances, Inc.   15,700    587
           International Paper Co.                    81,066  3,624
           Louisiana-Pacific Corp.                    18,200    430
           MeadWestvaco Corp.                         33,679    990
           Monsanto Co.                               44,353  1,708
           Newmont Mining Corp.                       73,980  2,867
           Nucor Corp.                                13,233  1,016
           *Pactiv Corp.                              25,600    638
           *Phelps Dodge Corp.                        15,624  1,211
           PPG Industries, Inc.                       28,667  1,791
           Praxair, Inc.                              54,300  2,167
           Rohm and Haas Co.                          37,380  1,554
           *Sealed Air Corp.                          14,121    752
           Sigma-Aldrich Corp.                        11,500    686
           Temple-Inland, Inc.                         9,200    637
           United States Steel Corp.                  18,950    666
           Vulcan Materials Co.                       17,100    813
           Weyerhaeuser Co.                           40,280  2,542
           Worthington Industries, Inc.               14,500    298
                                                             ------
               Total                                         52,615
                                                             ------

           Telecommunication Services (3.4%)
           ALLTEL Corp.                               51,457  2,605
           (b)AT&T Corp.                             132,607  1,940
           (b)*AT&T Wireless Services, Inc.          455,597  6,524
           BellSouth Corp.                           306,365  8,033
           CenturyTel, Inc.                           23,200    697
           *Citizens Communications Co.               47,900    580
           *Nextel Communications, Inc. -- Class A   185,350  4,941
           *Qwest Communications International, Inc. 298,035  1,070
           SBC Communications, Inc.                  553,147 13,414
           Sprint Corp.                              238,189  4,192
           Verizon Communications, Inc.              462,742 16,746
                                                             ------
               Total                                         60,742
                                                             ------

                                                  Shares/    Value
           Common Stocks (98.3%)                   $ Par    $ (000)
           ---------------------------------------------------------

           Utilities (2.6%)
           (b)*The AES Corp.                       106,400     1,057
           *Allegheny Energy, Inc.                  21,200       327
           Ameren Corp.                             30,467     1,309
           American Electric Power Co., Inc.        66,040     2,113
           *Calpine Corp.                           69,460       300
           Centerpoint Energy, Inc.                 51,262       590
           Cinergy Corp.                            30,084     1,143
           *CMS Energy Corp.                        27,100       247
           Consolidated Edison, Inc.                40,250     1,600
           Constellation Energy Group, Inc.         28,100     1,065
           Dominion Resources, Inc.                 54,495     3,437
           DTE Energy Co.                           28,950     1,174
           Duke Energy Corp.                       152,830     3,101
           *Dynegy, Inc. -- Class A                 63,300       270
           Edison International                     54,420     1,392
           Entergy Corp.                            38,409     2,151
           Exelon Corp.                            110,424     3,675
           FirstEnergy Corp.                        55,065     2,060
           FPL Group, Inc.                          30,857     1,973
           KeySpan Corp.                            26,700       980
           Nicor, Inc.                               7,350       250
           NiSource, Inc.                           43,973       907
           Peoples Energy Corp.                      6,300       266
           *PG&E Corp.                              70,025     1,956
           Pinnacle West Capital Corp.              15,300       618
           PPL Corp.                                29,734     1,365
           Progress Energy, Inc.                    41,192     1,815
           Public Service Enterprise Group, Inc.    39,536     1,583
           Sempra Energy                            38,402     1,322
           The Southern Co.                        123,200     3,590
           TECO Energy, Inc.                        31,500       378
           TXU Corp.                                54,065     2,190
           Xcel Energy, Inc.                        66,720     1,115
                                                           ---------
               Total                                          47,319
                                                           ---------

               Total Common Stocks
                (Cost: $1,376,073)                         1,774,373
                                                           ---------

           Money Market Investments (1.1%)
           ---------------------------------------------------------

           Agricultural Services (0.4%)
           (b)Cargill, Inc., 1.44%, 7/1/04       6,600,000     6,600
                                                           ---------
               Total                                           6,600
                                                           ---------

           Federal Government & Agencies (0.2%)
           (b)Federal Home Loan Bank,
            1.055%, 7/16/04                      3,000,000     2,999
                                                           ---------
               Total                                           2,999
                                                           ---------

                                                      Index 500 Stock Portfolio

 Index 500 Stock Portfolio


                                                 Shares/     Value
            Money Market Investments (1.1%)       $ Par     $ (000)
            --------------------------------------------------------

            Finance Lessors (0.5%)
            (b)Receivable Capital Trust,
             1.33%, 7/30/04                     10,000,000     9,989
                                                           ---------
                Total                                          9,989
                                                           ---------

                Total Money Market
                 Investments (Cost: $19,588)                  19,588
                                                           ---------

                Total Investments (99.4%)
                 (Cost $1,395,661)(a)                      1,793,961
                                                           ---------

                Other Assets, Less Liabilities (0.6%)         10,240
                                                           ---------

                Total Net Assets (100.0%)                  1,804,201
                                                           ---------

* Non-Income Producing

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $1,395,661 and the net unrealized appreciation of investments based on that cost was $398,300 which is comprised of $562,782 aggregate gross unrealized appreciations and $164,482 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                     Unrealized
                                                   Appreciation/
                              Number of Expiration (Depreciation)
              Issuer (000's)  Contracts    Date       (000's)
              ---------------------------------------------------
              S&P 500 Index
               Futures           97        9/04         $169
              (Total Notional
               Value at
               June 30, 2004,
               $27,486 )

34

Index 500 Stock Portfolio

    The Accompanying Notes are an Integral Part of the Financial Statements

 Asset Allocation Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

              Domestic Common Stocks and Warrants Shares/  Value
              (38.1%)                              $ Par  $ (000)
              ---------------------------------------------------

              Large Cap Common Stocks (25.0%)
              ---------------------------------------------------

              Consumer Discretionary (5.1%)
              *Bed Bath & Beyond, Inc.             7,500     288
              Best Buy Co., Inc.                   4,100     208
              Carnival Corp.                       8,100     381
              *Comcast Corp. -- Class A            7,600     213
              DaimlerChrysler AG                   4,400     207
              Fortune Brands, Inc.                11,200     845
              Gannett Co., Inc.                    4,600     390
              Harley-Davidson, Inc.                8,200     508
              *InterActiveCorp                     7,300     220
              J. C. Penney Co., Inc.              12,400     468
              *Kohl's Corp.                        6,100     258
              Lowe's Companies, Inc.               1,500      79
              McDonald's Corp.                    10,800     281
              The McGraw-Hill Companies, Inc.      5,200     398
              The News Corp., Ltd., ADR            9,200     302
              NIKE, Inc. -- Class B                4,800     364
              Omnicom Group, Inc.                  6,000     455
              PETsMART, Inc.                       5,200     169
              Staples, Inc.                       12,900     378
              Target Corp.                        18,000     764
              *Time Warner, Inc.                  19,000     334
              Tribune Co.                          6,000     273
              Viacom, Inc. -- Class B             11,500     411
              Wendy's International, Inc.          8,600     300
                                                           -----
                  Total Consumer Discretionary             8,494
                                                           -----

              Consumer Staples (2.1%)
              Altria Group, Inc.                  11,400     571
              Anheuser-Busch Companies, Inc.       3,600     194
              Avon Products, Inc.                  4,200     194
              The Coca-Cola Co.                    6,400     323
              *Dean Foods Co.                      7,250     270
              PepsiCo, Inc.                       11,700     630
              The Procter & Gamble Co.             1,800      98
              Wal-Mart Stores, Inc.               17,000     898
              Walgreen Co.                        10,500     380
                                                           -----
                  Total Consumer Staples                   3,558
                                                           -----

              Energy (1.5%)
              ConocoPhillips                       8,100     618
              EOG Resources, Inc.                 8,600      514
              Exxon Mobil Corp.                   19,300     857
              Halliburton Co.                     11,300     342
              *Noble Corp.                        3,800      144
                                                           -----
                  Total Energy                             2,475
                                                           -----

              Financials (3.9%)
              American Express Co.                6,400      329
              American International Group, Inc.  12,200     870
              The Chubb Corp.                     5,700      389

                                                     Shares/  Value
           Large Cap Common Stocks (25.0%)            $ Par  $ (000)
           ---------------------------------------------------------

           Financials continued
           Citigroup, Inc.                           23,100   1,075
           Countrywide Credit Industries, Inc.        4,149     291
           The Goldman Sachs Group, Inc.              5,800     546
           Lehman Brothers Holdings, Inc.             5,100     384
           Morgan Stanley                            11,000     580
           Prudential Financial, Inc.                 8,400     390
           U.S. Bancorp                              15,500     427
           Wachovia Corp.                             7,100     316
           Wells Fargo & Co.                         15,300     876
                                                              -----
               Total Financials                               6,473
                                                              -----

           Health Care (3.9%)
           Abbott Laboratories                        8,800     359
           *Amgen, Inc.                              11,400     622
           *Boston Scientific Corp.                   3,700     158
           *Caremark Rx, Inc.                        10,200     336
           Eli Lilly and Co.                          6,000     419
           *Forest Laboratories, Inc.                 4,600     260
           *Genentech, Inc.                           1,900     107
           *Gilead Sciences, Inc.                     4,900     328
           Guidant Corp.                              2,800     156
           Johnson & Johnson                         11,500     641
           Medtronic, Inc.                           13,000     633
           *Pfizer, Inc.                             31,200   1,071
           *St. Jude Medical, Inc.                    3,600     272
           Teva Pharmaceutical Industries, Ltd., ADR 11,800     795
           *UnitedHealth Group, Inc.                  2,400     149
           *Zimmer Holdings, Inc.                     1,500     132
                                                              -----
               Total Health Care                              6,438
                                                              -----

           Industrials (1.6%)
           Canadian National Railway Co.             10,000     436
           Caterpillar, Inc.                          2,800     222
           FedEx Corp.                                1,700     139
           General Electric Co.                      42,000   1,361
           Tyco International, Ltd.                   7,800     258
           United Parcel Service, Inc. -- Class B     3,000     226
                                                              -----
               Total Industrials                              2,642
                                                              -----

           Information Technology (5.4%)
           *Accenture Ltd. -- Class A                11,300     311
           *Affiliated Computer Services, Inc. --
            Class A                                   8,300     439
           Analog Devices, Inc.                       5,300     250
           *Applied Materials, Inc.                  11,300     222
           *ASML Holding N.V.                        15,100     258
           *Broadcom Corp. -- Class A                 6,400     299
           *Cisco Systems, Inc.                      36,300     861
           *Dell, Inc.                               11,900     426
           First Data Corp.                          13,500     601
           *Fiserv, Inc.                              8,000     311
           Hewlett-Packard Co.                       30,500     644

                                                     Asset Allocation Portfolio

 Asset Allocation Portfolio


                                                   Shares/  Value
             Large Cap Common Stocks (25.0%)        $ Par  $ (000)
             -----------------------------------------------------

             Information Technology continued
             Intel Corp.                           30,600     845
             International Business Machines Corp.  6,400     564
             *Lexmark International Group,
              Inc. -- Class A                       3,500     338
             Microsoft Corp.                       47,800   1,366
             Motorola, Inc.                         9,700     177
             *National Semiconductor Corp.          9,700     213
             *NVIDIA Corp.                          7,000     144
             Taiwan Semiconductor-ADR              36,388     302
             Texas Instruments, Inc.               10,100     244
             *Yahoo!, Inc.                          5,966     217
                                                           ------
                 Total Information Technology               9,032
                                                           ------

             Materials (1.1%)
             Air Products and Chemicals, Inc.       3,800     199
             Alcoa, Inc.                           22,600     747
             Newmont Mining Corp.                   4,900     190
             Praxair, Inc.                          5,600     223
             Weyerhaeuser Co.                       6,800     429
                                                           ------
                 Total Materials                            1,788
                                                           ------

             Other Holdings (0.2%)
             *Nasdaq-100 Trust, Series 1            3,000     113
             Semiconductor Holders Trust            5,800     219
                                                           ------
                 Total Other Holdings                         332
                                                           ------

             Telecommunication Services (0.2%)
             Vodafone Group PLC, ADR               15,500     343
                                                           ------
                 Total Telecommunication Services             343
                                                           ------

                 Total Large Cap Common Stocks             41,575
                                                           ------

             Small Cap Common Stocks (13.1%)
             -----------------------------------------------------

             Consumer Discretionary (3.1%)
             *AnnTaylor Stores Corp.                7,625     221
             *Cabela's, Inc. -- Class A               400      11
             Circuit City Stores, Inc.              4,700      61
             *Coach, Inc.                           4,500     203
             *Digital Theater Systems, Inc.         4,700     123
             *Entercom Communications
              Corp. -- Class A                      2,700     101
             Fairmont Hotels & Resorts, Inc.        6,400     172
             Jones Apparel Group, Inc.              4,900     193
             *Lamar Advertising Co. -- Class A      7,200     312
             Leggett & Platt Inc.                  17,600     470
             Michaels Stores, Inc.                  9,600     528
             *Multimedia Games, Inc.               11,800     316
             *O'Reilly Automotive, Inc.            22,300   1,009
             *Orbitz, Inc. -- Class A               6,000     130
             Orient-Express Hotel, Ltd. -- Class A 12,000     203
             *Pinnacle Entertainment, Inc.         17,300     218

                                                   Shares/  Value
             Small Cap Common Stocks (13.1%)        $ Par  $ (000)
             -----------------------------------------------------

             Consumer Discretionary continued
             Polaris Industries, Inc.               4,600     221
             *Sharper Image Corp.                   5,600     176
             *Stoneridge, Inc.                      1,700      29
             The Talbots, Inc.                      6,000     235
             *Tommy Hilfiger Corp.                  9,000     136
             *Westwood One, Inc.                    4,100      98
                                                            -----
                 Total Consumer Discretionary               5,166
                                                            -----

             Energy (0.7%)
             *BJ Services Co.                       5,800     266
             *National-Oilwell, Inc.                8,200     258
             Patterson-UTI Energy, Inc.             7,400     247
             Pioneer Natural Resources Co.          3,400     119
             *Smith International, Inc.             4,100     229
                                                            -----
                 Total Energy                               1,119
                                                            -----

             Financials (1.2%)
             *Assured Guaranty, Ltd.                6,500     110
             BankAtlantic Bancorp, Inc.             6,500     120
             CIT Group, Inc.                        4,700     180
             Investors Financial Services Corp.    18,000     784
             Old Republic International Corp.       9,450     224
             *Silicon Valley Bancshares             3,400     135
             SouthTrust Corp.                       9,100     353
             *Trammell Crow Co.                     9,800     138
                                                            -----
                 Total Financials                           2,044
                                                            -----

             Health Care (3.0%)
             *Bio-Rad Laboratories,
              Inc. Class A                          2,200     129
             *Bradley Pharmaceuticals, Inc.         7,500     209
             *Caremark Rx, Inc.                    11,136     367
             *Cytyc Corp.                          10,200     259
             *DaVita, Inc.                         46,750   1,442
             Health Management Associates, Inc. --
              Class A                              12,200     274
             *Kinetic Concepts, Inc.                3,700     185
             *Kyphon, Inc.                          6,600     186
             *Lincare Holdings, Inc.               10,300     338
             *Patterson Dental Co.                  8,700     665
             *Psychiatric Solutions, Inc.           8,200     204
             *Radiation Therapy Services, Inc.      4,200      60
             *Renal Care Group, Inc.               13,600     451
             Select Medical Corp.                   6,400      86
             *Varian Medical Systems Inc.           1,200      95
                                                            -----
                 Total Health Care                          4,950
                                                            -----

             Industrials (2.1%)
             C.H. Robinson Worldwide, Inc.          9,800     449
             Cintas Corp.                           3,700     176
             The Corporate Executive Board Co.      4,700     272
             *Forward Air Corp.                     4,900     183
             *Hewitt Associates, Inc.               7,900     217
             *Intersections, Inc.                   7,400     178
             *Knight Transportation, Inc.          11,750     338

Asset Allocation Portfolio

 Asset Allocation Portfolio


                                                      Shares/  Value
           Small Cap Common Stocks (13.1%)             $ Par  $ (000)
           ----------------------------------------------------------

           Industrials continued
           L-3 Communications Holdings, Inc.           3,800     254
           Manpower, Inc.                              1,600      81
           *Marlin Business Services Inc.              7,000     105
           MSC Industrial Direct Co., Inc. -- Class A 10,800     355
           Robert Half International, Inc.             6,800     202
           Teleflex, Inc.                             12,600     632
                                                              ------
               Total Industrials                               3,442
                                                              ------

           Information Technology (3.0%)
           *Amdocs, Ltd.                               7,100     166
           *Brooks Automation, Inc.                    7,380     149
           CDW Corp.                                   3,800     242
           *Cognos, Inc.                               7,900     286
           *Cree, Inc.                                 7,700     179
           *Digital River, Inc.                        3,400     111
           *Electronics for Imaging, Inc.             10,100     285
           *Genesis Microchip, Inc.                    9,100     125
           Harris Corp.                                2,300     117
           *Hyperion Solutions Corp.                   5,300     232
           *Integrated Circuit Systems, Inc.           4,500     122
           *Lam Research Corp.                         4,300     115
           *Mercury Interactive Corp.                  3,400     169
           Microchip Technology, Inc.                  9,100     287
           *Netgear, Inc.                              9,300     100
           *O2Micro International, Ltd.                6,600     112
           Paychex, Inc.                               7,700     261
           *Plexus Corp.                               5,700      77
           *QLogic Corp.                               6,700     178
           *Semtech Corp.                             10,300     242
           *Silicon Laboratories, Inc.                 3,900     181
           *Thermo Electron Corp.                      7,400     227
           *Tollgrade Communications, Inc.             5,800      62
           *UTStarcom, Inc.                            7,400     224
           *Verint Systems, Inc.                       4,100     140
           *Westell Technologies, Inc. -- Class A     16,300      83
           *Zebra Technologies Corp. -- Class A        6,200     539
                                                              ------
               Total Information Technology                    5,011
                                                              ------

               Total Small Cap Common Stocks                  21,732
                                                              ------

           Warrants (0.0%)
           ----------------------------------------------------------

           Basic Materials (0.0%)
           *Umicore-Strip VVPR                            75       0
                                                              ------
               Total Basic Materials                               0
                                                              ------

           Information Technology (0.0%)
           Belluna Co. Ltd.                              307       2
                                                              ------

               Total Information Technology                        2
                                                              ------

           Telecommunications (0.0%)
           IWO Holdings, Inc. 144A                        50       0
                                                              ------

               Total Telecommunications                            0
                                                              ------

               Total Warrants                                      2
                                                              ------

               Total Domestic Common Stocks
                and Warrants (Cost: $55,459)                  63,309
                                                              ------

            Foreign Common                           Shares/  Value
            Stocks (15.8%)               Country      $ Par  $ (000)
            --------------------------------------------------------

            Basic Materials (0.5%)
            +CRH PLC                  Ireland          7,620    161
            *+SGL Carbon AG           Germany          3,781     36
            +Shin-Etsu Chemical
             Co., Ltd.                Japan            1,500     54
            +Sumitomo Chemical
             Co., Ltd.                Japan           35,000    164
            *+Syngenta AG             Switzerland      2,285    192
            +Wienerberger AG          Austria          4,556    159
                                                              -----
                Total Basic Materials                           766
                                                              -----

            Conglomerates (1.1%)
            +Grupo Ferrovial          Spain            6,685    279
            *iShares MSCI EAFE
             Index Fund               United States    7,840  1,122
            *+Nomura TOPIX
             Exchange Traded
             Fund                     Japan           20,700    230
            +Vinci SA                 France           2,380    240
                                                              -----
                Total Conglomerates                           1,871
                                                              -----

            Consumer Cyclical (3.7%)
            +Autoliv, Inc.            Sweden           4,090    171
            +Berkeley Group PLC       United Kingdom   8,290    186
            +Beru AG Ludwigsburg      Germany          2,200    169
            +Bridgestone Corp.        Japan           11,000    208
            *+Bulgari SPA             Italy           11,815    120
            +Burberry Group PLC       United Kingdom  24,335    181
            Carnival Corp.            United Kingdom   4,295    202
            +Denway Motors, Ltd.      Hong Kong      362,200    132
            +Esprit Holdings, Ltd.    Hong Kong       51,500    231
            +Funai Electric Co., Ltd. Japan            1,100    167
            *+Gestevision Telecinco
             SA                       Spain            1,755     26
            +Hilton Group PLC         United Kingdom  37,845    190
            +Hyundai Motor Co.,
             Ltd.                     South Korea      4,470    173
            +Intercontinental Hotels  United Kingdom  14,375    152
            +Lagardere S.C.A.         France           2,400    150
            +Lottomatica SPA          Italy            2,630     65
            +Mediaset SPA             Italy           15,870    181
            +Metro AG                 Germany          3,225    154
            +Michelin -- Class B
             Shares                   France           3,420    190
            The News Corp., Ltd.,
             ADR                      Australia        3,345    118
            +Next PLC                 United Kingdom  14,675    379
            +Nissan Motor Co., Ltd.   Japan           14,200    158
            +Nitori Co. Ltd.          Japan            2,950    186
            +Nobia AB                 Sweden           7,005     83
            +Nokian Renkaat Oyj       Finland            640     62
            +Opap SA                  Greece           8,755    165
            +Porsche AG               Germany            222    150
            +Punch Taverns PLC        United Kingdom  22,695    210
            +Rank Group PLC           United Kingdom  29,115    159
            +Signet Group PLC         United Kingdom  91,330    190
            *+Sogecable SA            Spain            1,535     62
            +Swatch Group AG          Switzerland      1,550    202

                                                     Asset Allocation Portfolio

 Asset Allocation Portfolio


             Foreign Common                         Shares/  Value
             Stocks (15.8%)             Country      $ Par  $ (000)
             ------------------------------------------------------

             Consumer Cyclical continued
             +Techtronic Industries
              Co.                    Hong Kong      107,500    172
             *Urbi Desarrollos
              Urbanos SA             Mexico          13,240     42
             *+USS Co., Ltd.         Japan            2,220    192
             *+Vivendi Universal SA  France           6,885    192
             Wal-Mart de Mexico --
              Series V               Mexico          46,945    139
             +Wolseley PLC           United Kingdom  11,715    182
                                                             -----
                 Total Consumer Cyclical                     6,091
                                                             -----

             Consumer Non-Cyclical (1.0%)
             *Cott Corp., ADR        Canada           5,875    190
             *Natura Cosmeticos SA   Brazil           3,610     58
             +Nestle SA              Switzerland        710    190
             +Puma AG Rudolf
              Dassler Sport          Germany          1,320    336
             +Reckitt Benckiser PLC  United Kingdom   8,805    249
             *+Royal Numico NV       Netherlands      5,270    170
             +Swedish Match AB       Sweden          25,200    258
             +Tesco PLC              United Kingdom  42,810    207
                                                             -----
                 Total Consumer Non-Cyclical                 1,658
                                                             -----

             Energy (0.7%)
             +BG Group PLC           United Kingdom  35,860    222
             EnCana Corp.            Canada           3,975    170
             +ENI SPA                Italy            9,565    190
             Suncor Energy, Inc.     Canada           6,130    155
             +Technip                France           1,418    193
             +Total Fina Elf SA      France           1,105    211
                                                             -----
                 Total Energy                                1,141
                                                             -----

             Financials (2.4%)
             +Alpha Bank AE          Greece           7,182    183
             +AMP, Ltd.              Australia       47,625    211
             *+Anglo Irish Bank Corp Ireland         21,892    344
             *+Banco Espanol de
              Credito, SA            Spain           12,920    154
             +Banco Popolare Di
              Verona                 Italy           10,630    183
             +Bank Rakyat Indonesia  Indonesia      877,500    157
             +BNP Paribas SA         France           2,680    165
             +Cattles PLC            United Kingdom  23,195    133
             +Corporacion Mapfre     Spain            7,740     95
             +Depra Bank PLC         Ireland         12,885    188
             +Erste Bank Der Oester  Austria          1,710    269
             +Fondiaria SAI SPA      Italy            7,610    170
             +HSBC Holdings PLC      United Kingdom   7,759    117
             +ING Groep NV           Netherlands      6,380    151
             *+Kookmin Bank          South Korea      3,120     97
             +Man Group PLC          United Kingdom   6,370    165
             Manulife Financial
              Corp. ADR              Canada           4,215    171
             *+Mitsubishi Tokyo
              Financial              Japan               19    177
             *+OM Hex AB             Sweden           8,790    106
             +OTP Bank RT            Hungary         10,850    222

            Foreign Common                           Shares/  Value
            Stocks (15.8%)               Country      $ Par  $ (000)
            --------------------------------------------------------

            Financials continued
            +Royal Bank of Scotland
             Group PLC                United Kingdom  5,835     168
            +Storebrand ASA           Norway         28,640     196
            +UFJ Holdings, Inc.       Japan              19      85
                                                              -----
                Total Financials                              3,907
                                                              -----

            Health Care (1.1%)
            *+Actelion, Ltd.          Switzerland     1,315     151
            +CSL., Ltd.               Australia       9,125     142
            *+Elekta AB -- Class B
             Shares                   Sweden          6,435     143
            +GN Store Nord A/S        Denmark        23,935     212
            *Nobel Biocare AB         Sweden             10       2
            +Nobel Biocare
             Holding AG               Switzerland     1,395     219
            +Novartis AG              Switzerland     4,030     178
            *QLT, Inc.                Canada          7,990     160
            +Roche Holdings AG        Switzerland     1,645     163
            +Straumann Holding --
             N Shares                 Switzerland       680     137
            +Synthes, Inc.            Switzerland     1,840     210
            Teva Pharmaceutical
             Industries, Ltd., ADR    Israel          2,770     186
                                                              -----
                Total Health Care                             1,903
                                                              -----

            Industrials (1.7%)
            *+Ainax AB                Sweden            330      11
            +Atlas Copco AB-A
             Shares                   Sweden          5,075     189
            +Canadian National
             Railway Co.              Canada          4,320     184
            +Capita Group PLC         United Kingdom 33,820     196
            *+Chiyoda Corp.           Japan          29,000     207
            +Cobham Group PLC         United Kingdom  7,195     182
            +Computershare, Ltd.      Australia      15,265      34
            *+Daewoo Shipbuilding &
             Marine Engineering Co.   South Korea    13,290     161
            *+Deutz AG                Germany         8,909      38
            +Keyence Corp.            Japan             800     184
            +Kubota Corp.             Japan          45,000     241
            +Li & Fung, Ltd.          Hong Kong      74,000     108
            +Meggitt PLC              United Kingdom 34,141     162
            *+Neopost SA              France          2,620     155
            +Omron Corp.              Japan           7,900     185
            +Premier Farnell PLC      United Kingdom 35,135     157
            +Schneider Electric SA    France          2,500     171
            +SMC Corp.                Japan           1,200     131
            +Volvo AB                 Sweden          5,370     187
                                                              -----
                Total Industrials                             2,883
                                                              -----

            Technology (2.0%)
            +ASM Pacific Technology   Hong Kong      18,500      70
            +Canon, Inc.              Japan           3,800     202
            *+Chi Mei Optoelectronics Taiwan         97,000     157
            +Citizen Electronics
             Co. Ltd.                 Japan           3,200     183

Asset Allocation Portfolio

 Asset Allocation Portfolio


            Foreign Common                          Shares/  Value
            Stocks (15.8%)              Country      $ Par  $ (000)
            -------------------------------------------------------

            Technology continued
            +Dassault Systemes SA    France           3,340    155
            *+Epcos AG               Germany          6,105    128
            *+Ericsson LM --
             B Shares                Sweden         102,000    302
            *+Gresham Computing
             PLC                     United Kingdom  26,575    167
            +Hoya Corp.              Japan            1,900    200
            +Indra Sistemas SA       Spain           13,060    167
            +INFOSYS
             Technologies, Ltd.      India            1,168    140
            *+Kontron AG             Germany         22,590    188
            +Murata Manufacturing
             Co., Ltd.               Japan            1,700     98
            +Net One Systems
             Co., Ltd.               Japan               65    255
            *+Opera Software ASA     Norway          10,540     14
            +Philips Electronics NV  Netherlands      6,515    176
            +Sage Group PLC          United Kingdom  41,065    139
            +Samsung Electronics
             Co., Ltd.               South Korea        520    216
            +Siemens AG              Germany          1,665    121
            +Taiwan Semiconductor
             Manufacturing
             Co., Ltd.               Taiwan          75,625    109
            +TDK Corp.               Japan            2,100    160
                                                             -----
                Total Technology                             3,347
                                                             -----

            Telecommunication Services (0.7%)
            *+Freenet.de AG          Germany          1,900    165
            +KDDI Corp.              Japan               34    196
            *+Mobistar SA            Belgium          3,860    241
            *+PT Telekomunikasi
             Indonesia               Indonesia      149,500    117
            +Tele2 AB -- B Shares    Sweden           1,345     59
            *+Telefonica SA          Spain           11,785    175
            +Telekom Austria AG      Austria          3,170     48
            +Vodafone Group PLC      United Kingdom  72,515    159
                                                             -----
                Total Telecommunication Services             1,160
                                                             -----

            Transportation (0.6%)
            +Deutsche Post AG        Germany          6,415    139
            +Exel PLC                United Kingdom   7,570    106
            +Fraport AG              Germany          3,385     95
            *+Golar LNG, Ltd.        Bermuda          9,860    153
            +Iberia Lineas Aereas de
             Espana SA               Spain           16,545     48
            +Kamigumi Co., Ltd.      Japan           25,000    181
            +Neptune Orient Lines,
             Ltd.                    Singapore       87,000    119
            Thai Airways
             International           Thailand        81,900    113
                                                             -----
                Total Transportation                           954
                                                             -----

            Utilities (0.3%)
            +Brisa-Auto Estradas de
             Portugal SA             Portugal        23,320    168
            +Centrica PLC            United Kingdom  39,045    159

              Foreign Common                           Shares/   Value
              Stocks (15.8%)               Country      $ Par   $ (000)
              ---------------------------------------------------------

              Utilities continued
              +Iberdrola SA                 Spain         8,180    174
                                                                ------
                  Total Utilities                                  501
                                                                ------

                  Total Foreign Common Stocks
                   (Cost: $21,280)                              26,182
                                                                ------

              Revenue Bonds (0.2%)
              ---------------------------------------------------------

              Municipal Bonds -- Revenue (0.2%)
              Nashville & Davidson County,
               Tennessee Health and Educational         850,000    344
              Facilities Board of The Metropolitan
               Government, 0.00%, 6/1/21, RB
                                                                ------
                  Total Revenue Bonds (Cost: $363)                 344
                                                                ------

              Investment Grade Bonds (7.7%)
              ---------------------------------------------------------

              Auto Related (0.6%)
              American Honda Finance,
               4.50%, 5/26/09 144A                      350,000    350
              Toyota Motor Credit Corp.,
               4.35%, 12/15/10                          600,000    591
                                                                ------
                  Total Auto Related                               941
                                                                ------

              Beverages, Malt Beverages (0.1%)
              Anheuser-Busch Companies, Inc.,
               7.50%, 3/15/12                            23,000     27
              Coca-Cola Enterprises, Inc.,
               5.25%, 5/15/07                           125,000    131
              Coca-Cola Enterprises, Inc.,
               5.375%, 8/15/06                           75,000     78
                                                                ------
                  Total Beverages, Malt Beverages                  236
                                                                ------

              Brokers (0.1%)
              Credit Suisse First Boston USA, Inc.,
               4.70%, 6/1/09                            190,000    191
                                                                ------
                  Total Brokers                                    191
                                                                ------

              Commercial Banks (1.3%)
              Bank of America Corp.,
               5.375%, 6/15/14                           35,000     35
              Bank One Corp., 5.25%, 1/30/13            250,000    246
              HBOS Treasury Services,
               3.75%, 9/30/08 144A                      350,000    345
              Rabobank Capital Fund II,
               5.26%, 12/31/13 144A                     350,000    339
              RBS Capital Trust II, 6.425%, 1/3/34      350,000    335
              Supra -- National Agency.,
               0.00%, 3/1/28 MTNB                     1,550,000    361
              UnionBanCal Corp., 5.25%, 12/16/13        350,000    345
              Wells Fargo & Co., 3.125%, 4/1/09         250,000    237
                                                                ------
                  Total Commercial Banks                         2,243
                                                                ------

              Commercial Physical Research (0.2%)
              Monsanto Co., 7.375%, 8/15/12             250,000    283
                                                                ------
                  Total Commercial Physical Research               283
                                                                ------

                                                     Asset Allocation Portfolio

 Asset Allocation Portfolio


                                                     Shares/  Value
           Investment Grade Bonds (7.7%)              $ Par  $ (000)
           ---------------------------------------------------------

           Computer and Other Data Processing Service (0.3%)
           Gtech Holdings Corp., 4.75%, 10/15/10     565,000    553
                                                              -----
               Total Computer and Other Data Processing
                Service                                         553
                                                              -----

           Crude Petroleum and Natural Gas (0.1%)
           Occidental Petroleum, 10.125%, 9/15/09    120,000    149
                                                              -----
               Total Crude Petroleum and Natural Gas            149
                                                              -----

           Electrical Equipment and Supplies (0.1%)
           Cooper Industries, Inc., 5.50%, 11/1/09   200,000    209
                                                              -----
               Total Electrical Equipment and Supplies          209
                                                              -----

           Fire, Marine and Casualty Insurance (1.0%)
           Berkley (WR) Corp., 5.875%, 2/15/13       200,000    204
           Berkley (WR) Corp., 9.875%, 5/15/08       600,000    709
           Berkshire Hathaway, Inc.,
            4.625%, 10/15/13                         400,000    382
           Progressive Corp., 6.25%, 12/1/32         176,000    176
           Progressive Corp., 6.375%, 1/15/12        130,000    140
                                                              -----
               Total Fire, Marine and Casualty Insurance      1,611
                                                              -----

           Measuring and Controlling Devices (0.1%)
           Rockwell Automation, Inc., 6.70%, 1/15/28 160,000    171
                                                              -----
               Total Measuring and Controlling Devices          171
                                                              -----

           Medical and Hospital Equipment (0.1%)
           Astrazeneca PLC, 5.40%, 6/1/14            165,000    167
                                                              -----
               Total Medical and Hospital Equipment             167
                                                              -----

           Miscellaneous Business Credit Institutions (0.2%)
           Textron Financial Corp., 2.75%, 6/1/06    350,000    347
                                                              -----
               Total Miscellaneous Business Credit
                Institutions                                    347
                                                              -----

           Motors and Generators (0.1%)
           Emerson Electric Co., 4.50%, 5/1/13        70,000     67
           Emerson Electric Co., 5.75%, 11/1/11       48,000     51
                                                              -----
               Total Motors and Generators                      118
                                                              -----

           Office Machines (0.1%)
           Pitney Bowes Credit Corp., 5.75%, 8/15/08 100,000    106
                                                              -----
               Total Office Machines                            106
                                                              -----

           Pharmaceutical Preparations (1.2%)
           Abbott Laboratories, 3.75%, 3/15/11       260,000    247
           GlaxoSmithKline Capital, Inc.,
            4.375%, 4/15/14                          400,000    374
           Johnson & Johnson, Inc., 3.80%, 5/15/13   350,000    321
           Johnson & Johnson, Inc., 4.95%, 5/15/33   350,000    307
           Merck & Co., Inc., 6.40%, 3/1/28          350,000    370
           Pfizer, Inc., 4.50% 2/15/14               350,000    335
                                                              -----
               Total Pharmaceutical Preparations              1,954
                                                              -----

           Radio, TV Electronic Stores (0.2%)
           RadioShack Corp., 6.95%, 9/1/07           350,000    381
                                                              -----
               Total Radio, TV Electronic Stores                381
                                                              -----

                                                     Shares/     Value
            Investment Grade Bonds (7.7%)             $ Par     $ (000)
            -----------------------------------------------------------

            Real Estate Investment Trusts (0.3%)
            ERP Operating LP, 4.75%, 6/15/09           60,000       60
            First Industrial LP, 5.25%, 6/15/09        50,000       50
            Vornado Realty Trust, 4.75%, 12/1/10      350,000      340
                                                                ------
                Total Real Estate Investment Trusts                450
                                                                ------

            Retail-Retail Stores (0.5%)
            Fortune Brands, Inc., 4.875%, 12/1/13     350,000      342
            Limited Brands, Inc., 6.125%, 12/1/12      70,000       73
            Limited Brands, Inc., 6.95%, 3/1/33       205,000      215
            VF Corp., 6.00%, 10/15/33                 200,000      191
                                                                ------
                Total Retail-Retail Stores                         821
                                                                ------

            Savings Institutions Except Federal (0.2%)
            U.S. Central Credit Union,
             2.75%, 5/30/08                           350,000      334
                                                                ------
                Total Savings Institutions Except Federal          334
                                                                ------

            Security Brokers and Dealers (0.2%)
            Goldman Sachs Group, Inc.,
             5.15%, 1/15/14                           350,000      336
                                                                ------
                Total Security Brokers and Dealers                 336
                                                                ------

            Steel Wire and Related Products (0.2%)
            Hubbell, Inc., 6.375%, 5/15/12            300,000      317
                                                                ------
                Total Steel Wire and Related Products              317
                                                                ------

            Toilet Preparations (0.4%)
            Estee Lauder, Inc., 5.75%, 10/15/33       350,000      333
            The Gillette Co., 2.50%, 6/1/08           350,000      333
                                                                ------
                Total Toilet Preparations                          666
                                                                ------

            Wines and Distilled Beverages (0.1%)
            Brown Forman Corp., 3.00%, 3/15/08        125,000      121
                                                                ------
                Total Wines and Distilled Beverages                121
                                                                ------
                Total Investment Grade Bonds (Cost: $13,069)    12,705
                                                                ------

            Government (Domestic and Foreign)
            and Agency Bonds (19.7%)
            -----------------------------------------------------------

            Federal Government and Agencies (19.7%)
            Housing & Urban Development,
             6.08%, 8/1/13                            100,000      107
            Quebec Province, 4.875%, 5/5/14           160,000      156
            State of Israel, 7.25%, 12/15/28          350,000      370
            US Treasury, 1.125%, 6/30/05               80,000       79
            US Treasury, 1.625%, 1/31/05               40,000       40
            US Treasury, 1.625%, 4/30/05               55,000       55
            US Treasury, 1.75%, 12/31/04               70,000       70
            US Treasury, 1.875%, 11/30/05           1,100,000    1,092
            US Treasury, 1.875%, 1/31/06              330,000      327
            US Treasury, 2.00%, 8/31/05               140,000      140
            US Treasury, 2.125%, 10/31/04             500,000      501
            US Treasury, 2.25%, 2/15/07             2,600,000    2,549
            US Treasury, 2.625%, 5/15/08            2,750,000    2,664
            US Treasury, 2.625%, 3/15/09            1,081,000    1,029
            US Treasury, 3.00%, 2/15/08               125,000      123
            US Treasury, 3.00%, 2/15/09             3,205,000    3,105
            US Treasury, 3.125%, 4/15/09              650,000      632

Asset Allocation Portfolio

 Asset Allocation Portfolio


           Government (Domestic and Foreign) and     Shares/   Value
           Agency Bonds (19.7%)                       $ Par   $ (000)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           US Treasury, 3.25%, 8/15/07              2,600,000  2,602
           US Treasury, 3.25%, 1/15/09              4,315,000  4,231
           US Treasury, 3.375%, 12/15/08              880,000    869
           US Treasury, 3.50%, 11/15/06             2,129,000  2,157
           US Treasury, 4.125%, 2/15/14               967,000    922
           US Treasury, 4.25%, 11/15/13               645,000    628
           US Treasury, 4.625%, 5/15/06               153,000    158
           US Treasury, 4.875%, 2/15/12               900,000    930
           US Treasury, 5.00%, 8/15/11                900,000    940
           US Treasury, 5.375%, 2/15/31               772,000    779
           US Treasury, 6.50%, 5/15/05              1,325,000  1,376
           US Treasury, 6.50%, 8/15/05              1,000,000  1,048
           US Treasury Inflation Index Bond,
            3.375%, 1/15/07                         2,521,270  2,700
           US Treasury Stripped, 0.00%, 8/15/27     1,200,000    326
                                                              ------
               Total Government (Domestic and Foreign)
                and Agency Bonds (Cost: $33,416)              32,705
                                                              ------

           Mortgage-Backed and Asset Backed Securities (1.4%)
           ----------------------------------------------------------
           Federal Government and Agencies (1.4%)
           Government National Mortgage
            Association, TBA, 4.50%, 7/1/34         2,390,726  2,246
                                                              ------
               Total Mortgage-Backed and Asset Backed
                Securities (Cost: $2,217)                      2,246
                                                              ------

           Below Investment Grade Bonds (7.1%)
           ----------------------------------------------------------

           Aerospace/Defense (0.0%)
           L-3 Communications Corp.,
            6.125%, 1/15/14                            50,000     48
                                                              ------
               Total Aerospace/Defense                            48
                                                              ------

           Autos/Vehicle Parts (0.2%)
           Collins & Aikman Products,
            10.75%, 12/31/11                           75,000     75
           Delco Remy International, Inc.,
            9.375%, 4/15/12 144A                       63,000     61
           HLI Operating Co., 10.50%, 6/15/10          32,000     36
           Metaldyne Corp., 10.00%, 11/1/13 144A      100,000     98
           United Rentals NA, Inc., 6.50%, 2/15/12     62,000     59
           Visteon Corp., 7.00%, 3/10/14               50,000     48
                                                              ------
               Total Autos/Vehicle Parts                         377
                                                              ------

           Basic Materials (0.9%)
           Chemicals (0.5%)
           BCP Caylux Holding, 9.625%, 6/15/14
            144A                                       72,000     75
           Huntsman Adv. Materials,
            11.00%, 7/15/10 144A                       60,000     68
           Huntsman Co., LLC, 11.50%, 7/15/12
            144A                                       75,000     76
           Huntsman LLC, 11.625%, 10/15/10             50,000     55
           Invista, 9.25%, 5/1/12 144A                 80,000     80
           Koppers, Inc., 9.875%, 10/15/13             75,000     82
           NOVA Chemicals, Ltd., 6.50%, 1/15/12        63,000     62
           Rockwood Specialties Group, Inc.,
            10.265%, 5/15/11                          100,000    106
           Terra Capital Corp., 11.50%, 6/1/10        100,000    109
                                                              ------
               Total                                             713
                                                              ------

                                                      Shares/  Value
           Below Investment Grade Bonds (7.1%)         $ Par  $ (000)
           ----------------------------------------------------------

           Metals/Mining (0.2%)
           CSN Islands VIII Corp., 9.75%, 12/16/13
            144A                                       50,000     45
           Ispat Inland ULC, 9.75%, 4/1/14 144A        63,000     65
           Texas Industries, Inc., 10.25%, 6/15/11     50,000     56
           Wise Metals Group LLC, 10.25%, 5/15/12
            144A                                      100,000    102
                                                               -----
               Total                                             268
                                                               -----

           Packaging/Containers (0.1%)
           (e)Consolidated Container, Co.              75,000     57
           Crown European Holdings SA,
            9.50%, 3/1/11                              25,000     27
           Owens Brockway Glass Container,
            8.25%, 5/15/13                             25,000     26
           Owens Brockway Glass Container,
            8.75%, 11/15/12                            75,000     81
           Pliant Corp., 11.125%, 9/1/09               40,000     43
                                                               -----
               Total                                             234
                                                               -----

           Paper & Forest Products (0.1%)
           Abitibi-Consolidated, Inc., 7.75%, 6/15/11
            144A                                       79,000     79
           Appleton Papers, Inc., 8.125%, 6/15/11
            144A                                       57,000     58
           Appleton Papers, Inc., 9.75%, 6/15/14
            144A                                       50,000     50
                                                               -----
               Total                                             187
                                                               -----

               Total Basic Materials                           1,402
                                                               -----

           Builders/Building Materials (0.2%)
           Building Materials (0.0%)
           Integrated Electrical Services, Inc.,
            9.375%, 2/1/09                             40,000     41
           (e)Nortek Holdings, Inc.,
            10.00%, 5/15/11 144A                       50,000     40
                                                               -----
               Total                                              81
                                                               -----

           Home Builders (0.2%)
           Hovnanian Enterprises, 6.375%, 12/15/14
            144A                                       60,000     55
           Technical Olympic USA, Inc.,
            7.50%, 3/15/11                             75,000     70
           Technical Olympic USA, Inc.,
            9.00%, 7/1/10                              50,000     51
           William Lyon Homes, 7.50%, 2/15/14
            144A                                       75,000     70
                                                               -----
               Total                                             246
                                                               -----

               Total Builders/Building Materials                 327
                                                               -----

           Capital Goods (0.5%)
           AEARO CO. I, 8.25%, 4/15/12 144A            75,000     77
           Amsted Industries, Inc., 10.25%, 10/15/11
            144A                                       50,000     54
           Bombardier Recreational,
            8.375%, 12/15/13 144A                      25,000     25
           Columbus McKinnon Corp.,
            10.00%, 8/1/10                             50,000     53
           Communications & Power Ind.,
            8.00%, 2/1/12                              75,000     75

                                                     Asset Allocation Portfolio

 Asset Allocation Portfolio


                                                      Shares/  Value
           Below Investment Grade Bonds (7.1%)         $ Par  $ (000)
           ----------------------------------------------------------

           Capital Goods continued
           DA-Lite Screen Co. Inc., 9.50%, 5/15/11
            144A                                       70,000     73
           General Cable Corp., 9.50%, 11/15/10        50,000     54
           ITRON, Inc., 7.75%, 5/15/12 144A            75,000     75
           Mueller Group, Inc., 10.00%, 5/1/12 144A    20,000     21
           Rexnord Corp., 10.125%, 12/15/12           100,000    110
           Superior Essx Com & Essx Group,
            9.00%, 4/15/12 144A                       125,000    119
           Terex Corp., 7.375%, 1/15/14                32,000     31
           Trimas Corp., 9.875%, 6/15/12               50,000     53
           Trinity Industries LE, 6.50%, 3/15/14 144A  62,000     57
                                                               -----
               Total Capital Goods                               877
                                                               -----

           Consumer Products/Retailing (0.8%)
           Consumer Products (0.3%)
           American Achievement Corp.,
            8.25%, 4/1/12 144A                         50,000     51
           Ames True Temper, Inc., 10.00%, 7/15/12
            144A                                       87,000     87
           Amscan Holdings, Inc., 8.75%, 5/1/14
            144A                                       62,000     61
           Jafra Cosmetics, 10.75%, 5/15/11            50,000     56
           (e)Jostens Holding Corp., 10.25%, 12/1/13   75,000     51
           Playtex Products, Inc., 9.375%, 6/1/11     100,000     97
           Samsonite Corp., 8.875%, 6/1/11 144A        60,000     62
           Sealy Mattress Co., 8.25%, 6/15/14 144A     45,000     45
                                                               -----
               Total                                             510
                                                               -----

           Retail Food & Drug (0.1%)
           Delhaize America, Inc., 9%, 4/15/31         25,000     27
           Stater Brothers Holdings, 8.125%, 6/15/12
            144A                                      108,000    109
                                                               -----
               Total                                             136
                                                               -----

           Retail Stores (0.2%)
           Cole National Group, 8.875%, 5/15/12        75,000     80
           Couche-Tard US, 7.50%, 12/15/13             50,000     50
           Finlay Fine Jewelry Corp., 8.375%, 6/1/12
            144A                                       63,000     65
           TOYS R US, 7.875%, 4/15/13                 125,000    126
                                                               -----
               Total                                             321
                                                               -----

           Textile/Apparel (0.2%)
           Oxford Industries, Inc., 8.875%, 6/1/11
            144A                                       75,000     79
           Perry Ellis International, Inc.,
            8.875%, 9/15/13                            50,000     52
           Phillips Van Heusen, 7.25%, 2/15/11 144A    75,000     75
           Tommy Hilfiger USA, Inc., 6.85%, 6/1/08     92,000     92
                                                               -----
               Total                                             298
                                                               -----

               Total Consumer Products/Retailing               1,265
                                                               -----

           Energy (0.6%)
           Gas Pipelines/Oil Field Services (0.2%)
           Hanover Equipment Trust 01 A,
            0.00%, 3/31/07                             50,000     40
           Hanover Equipment Trust, 8.75% 9/1/11      100,000    106
           Parker Drilling Co., 9.625%, 10/1/13        75,000     78

                                                      Shares/  Value
           Below Investment Grade Bonds (7.1%)         $ Par  $ (000)
           ----------------------------------------------------------

           Gas Pipelines/Oil Field Services continued
           Pride International, Inc., 7.375%, 7/15/14
            144A                                       60,000    61
                                                                ---
               Total                                            285
                                                                ---

           Oil & Gas Exploration/Production (0.3%)
           Chesapeake Energy Corp., 7.50%, 6/15/14
            144A                                       93,000    96
           Compton Pete Corp., 9.90%, 5/15/09          50,000    55
           Comstock Resources, Inc., 6.875%, 3/1/12    90,000    86
           EXCO Resources, Inc., 7.25%, 1/15/11        75,000    76
           Hilcorp Energy, 10.50%, 9/1/10 144A        100,000   107
           KCS Energy, Inc., 7.125%, 4/1/12 144A       50,000    50
           Range Resources Corp., 7.375%, 7/15/13      50,000    50
           Range Resources Corp., 7.375%, 7/15/13
            144A                                       20,000    20
           Whiting Petroleum Corp., 7.25%, 5/1/12
            144A                                       63,000    62
                                                                ---
               Total                                            602
                                                                ---

           Oil Refining & Marketing (0.1%)
           Citgo Petroleum Corp., 11.375%, 2/1/11      75,000    87
                                                                ---
               Total                                             87
                                                                ---

               Total Energy                                     974
                                                                ---

           Financials (0.3%)
           Banking/Savings and Loan (0.0%)
           Western Financial Bank-FSB, 9.625%,
            5/15/12                                    50,000    55
                                                                ---
               Total                                             55
                                                                ---

           Financials Services (0.2%)
           Dollar Financial Group, 9.75%, 11/15/11     75,000    78
           E*Trade Financial Corp., 8.00%, 6/15/11
            144A                                       50,000    50
           Ios Capital LLC, 7.25%, 6/30/08              6,000     6
           LaBranche and Co., 11.00%, 5/15/12 144A     63,000    65
           LaBranche and Co., 9.50%, 5/15/09 144A      63,000    64
                                                                ---
               Total                                            263
                                                                ---

           Insurance (0.1%)
           Crum and Forster Holding Corp.,
            10.375%, 6/15/13                           50,000    55
           Fairfax Financial Holdings,
            7.375%, 3/15/06                            75,000    77
                                                                ---
               Total                                            132
                                                                ---

               Total Financials                                 450
                                                                ---

           Foods (0.4%)
           Food/Beverage/Tobacco (0.3%)
           Gold Kist, Inc., 10.25%, 3/15/14 144A       60,000    65
           Merisant Co., 9.50%, 7/15/13 144A           75,000    80
           North Atlantic Trading Co., 9.25%, 3/1/12
            144A                                      100,000    97
           Pinnacle Foods Holding, 8.25%, 12/1/13
            144A                                       50,000    48
           RJ Reynolds Tobacco Holdings,
            7.25%, 6/1/12                             100,000    97

Asset Allocation Portfolio

 Asset Allocation Portfolio


                                                      Shares/  Value
           Below Investment Grade Bonds (7.1%)         $ Par  $ (000)
           ----------------------------------------------------------

           Food/Beverage/Tobacco continued
           Standard Commercial Corp.,
            8.00%, 4/15/12 144A                        42,000     41
           (e)Tabletop Holdings, 12.25%, 5/15/14 144A 125,000     76
                                                               -----
               Total                                             504
                                                               -----

           Restaurants (0.1%)
           Friendly Ice Cream Corp., 8.375%, 6/15/12
            144A                                       75,000     73
           O'Charleys, Inc., 9.00%, 11/1/13            33,000     34
           VICORP Restaurants, Inc.,
            10.50%, 4/15/11 144A                       80,000     80
                                                               -----
               Total                                             187
                                                               -----

               Total Foods                                       691
                                                               -----

           Gaming/Leisure/Lodging (0.7%)
           Gaming (0.5%)
           American Casino & Entertainment.,
            7.85%, 2/1/12 144A                         50,000     51
           Aztar Corp., 7.875%, 6/15/14 144A           50,000     51
           Boyd Gaming Corp., 6.75%, 4/15/14 144A      37,000     35
           (d)Hollywood Casino Shreveport,
            13.00%, 8/1/06                             50,000     38
           Inn of the Mountain Gods.,
            12.00%, 11/15/10 144A                     100,000    110
           Jacobs Entertainment, Inc.,
            11.875%, 2/01/09                           50,000     55
           Majestic Star Casino LLC, 9.50%, 10/15/10   75,000     75
           MGM Mirage, Inc., 5.875%, 2/27/14 144A      37,000     34
           Resort Intl. Hotel/Casino, 11.50%, 3/15/09  75,000     85
           River Rock Entertainment, 9.75%, 11/1/11    75,000     82
           Seneca Gaming Corp., 7.25%, 5/1/12 144A     45,000     45
           Station Casinos, Inc., 6.00%, 4/1/12        50,000     48
           Wheeling Island Gaming,
            10.125%, 12/15/09                          75,000     80
                                                               -----
               Total                                             789
                                                               -----

           Leisure (0.2%)
           AMC Entertainment, Inc., 9.875%, 2/1/12    100,000    104
           Royal Caribbean Cruises, 6.875%, 12/1/13   100,000     99
           Universal City Development Corp.,
            11.75%, 4/1/10                             50,000     58
                                                               -----
               Total                                             261
                                                               -----

           Lodging (0.0%)
           Host Marriot LP, 7.125%, 11/1/13            50,000     49
                                                               -----
               Total                                              49
                                                               -----

               Total Gaming/Leisure/Lodging                    1,099
                                                               -----

           Health Care/Pharmaceuticals (0.4%)
           Ameripath, Inc., 10.50%, 4/1/13             25,000     25
           General Nutrition Center, 8.5%, 12/1/10
            144A                                       75,000     78
           Genesis HealthCare Corp., 8.00%, 10/15/13
            144A                                       50,000     51
           Iasis Health Care Corp., 8.75%, 06/15/14
            144A                                       79,000     80

                                                     Shares/  Value
           Below Investment Grade Bonds (7.1%)        $ Par  $ (000)
           ---------------------------------------------------------

           Health Care/Pharmaceuticals continued
           Medcath Holdings Corp., 9.875%, 7/15/12
            144A                                      87,000     87
           Medical Device Manufacturing, Inc.,
            10.00%, 7/15/12 144A                      75,000     77
           Quintiles Transnational, 10.00%, 10/1/13   50,000     50
           Senior Housing Property Trust,
            7.875%, 4/15/15                           25,000     26
           Tenet Health Care Corp., 9.875%, 7/1/14
            144A                                      50,000     51
           Triad Hospitals, Inc., 7.00%, 5/15/12      62,000     62
           Universal Hospital Service,
            10.125%, 11/1/11                          50,000     51
           Valeant Pharmaceuticals, 7.00%, 12/15/11
            144A                                      25,000     24
           Ventas Realty Ltd. Partnership,
            9.00%, 5/1/12                             50,000     55
                                                              -----
               Total Health Care/Pharmaceuticals                717
                                                              -----

           Media (0.6%)
           Cable/Satellite (0.3%)
           Cablevision Systems Corp., 8.00%, 4/15/12
            144A                                     125,000    123
           Charter Communications OPT LLC/Cap,
            8.00%, 4/30/12 144A                      100,000     97
           CSC Holdings, Inc., 6.75%, 4/15/12 144A    37,000     36
           Echostar Corp., 6.375%, 10/1/11            50,000     49
           Insight Midwest, 9.75%, 10/1/09            50,000     53
           Kabel Deutschland GMBH,
            10.625%, 7/1/14 144A                     125,000    127
           MediaCom LLC, 9.50%, 1/15/13               50,000     48
           NTL Cable PLC, 8.75%, 4/15/14 144A         50,000     51
                                                              -----
               Total                                            584
                                                              -----

           Publishing (0.3%)
           American Media, Inc., 8.875%, 1/15/11      75,000     73
           Dex Media Inc. 8.00%, 11/15/13 144A        75,000     72
           Dex Media West, LLC, 9.875%, 8/15/13       75,000     82
           Primedia, Inc., 7.625%, 4/1/08             25,000     25
           Reader's Digest Association, Inc.,
            6.50%, 3/1/11                             60,000     59
           Vertis, Inc., 10.875%, 6/15/09             71,000     76
           Von Hoffman Corp., 10.25%, 3/15/09         90,000     93
                                                              -----
               Total                                            480
                                                              -----

               Total Media                                    1,064
                                                              -----

           Real Estate (0.1%)
           LNR Property Corp., 7.25%, 10/15/13        50,000     49
           Omega Healthcare Investors, 7.00%, 4/1/14
            144A                                      50,000     47
                                                              -----
               Total Real Estate                                 96
                                                              -----

           Services (0.3%)
           Environmental Services (0.1%)
           Allied Waste North America.,
            5.75%, 2/15/11 144A                       50,000     47
           MSW Energy Holdings, 8.50%, 9/1/10         50,000     53

                                                     Asset Allocation Portfolio

 Asset Allocation Portfolio


                                                     Shares/  Value
           Below Investment Grade Bonds (7.1%)        $ Par  $ (000)
           ---------------------------------------------------------

           Environmental Services continued
           Waste Services, Inc., 9.50%, 4/15/14 144A  42,000    43
                                                               ---
               Total                                           143
                                                               ---

           Services -- Other (0.2%)
           Buhrmann U.S., Inc., 8.25%, 07/01/14
            144A                                      63,000    63
           Coinmach Corp., 9.00%, 2/1/10              99,000    99
           Kindercare Learning Centers,
            9.50%, 2/15/09                            38,000    39
           Memberworks, Inc., 9.25%, 4/1/14 144A      75,000    72
           Petro Stopping Center, 9.00%, 2/15/12
            144A                                      75,000    74
                                                               ---
               Total                                           347
                                                               ---

               Total Services                                  490
                                                               ---

           Technology (0.1%)
           Amkor Technologies, Inc.,
            7.125%, 3/15/11 144A                      75,000    70
           Xerox Corp., 7.125%, 6/15/10               75,000    77
                                                               ---
               Total Technology                                147
                                                               ---

           Telecommunications (0.5%)
           Telecommunications -- Wireline (0.1%)
           MCI, Inc., 5.908%, 5/1/07                  26,000    25
           MCI, Inc., 6.688%, 5/1/09                  43,000    40
           Qwest Communications International,
            7.50%, 11/1/08 B                          25,000    23
           Qwest Communications, Inc., 12/15/10,
            13.50% 144A                               48,000    56
           Qwest Communications, Inc.,
            7.25%, 2/15/11 144A                       75,000    70
                                                               ---
               Total                                           214
                                                               ---

           Telecommunications -- Wirleless (0.4%)
           ACC Escrow Corp., 10.00%, 8/1/11           50,000    43
           Alamosa Delaware, Inc., 8.50%, 1/31/12
            144A                                     100,000    98
           American Tower Corporation-Warrants           100     2
           Centennial Communications,
            8.125%, 2/1/14 144A                       75,000    70
           Nextel Communications, 5.95%, 3/15/14      50,000    46
           Nextel Communications, 6.875%, 10/31/13   100,000    99
           Rogers Wireless, Inc., 6.375%, 3/1/14
            144A                                     125,000   115
           Triton PCS, 8.75%, 11/15/11                50,000    41
           US Unwired, Inc., 10.00%, 06/15/12 144A    87,000    88
                                                               ---
               Total                                           602
                                                               ---

               Total Telecommunications                        816
                                                               ---

           Transportation (0.2%)
           (c)American Commercial Lines LLC              261     0
           (d)American Commercial Lines LLC,
            11.25%, 1/1/08                            29,794    16
           CHC Helicopter Corp., 7.375%, 5/1/14
            144A                                      58,000    57
           Laidlaw International, Inc.,
            10.75%, 6/15/11                           50,000    55

                                                     Shares/    Value
          Below Investment Grade Bonds (7.1%)         $ Par    $ (000)
          ------------------------------------------------------------

          Transportation continued
          Omni Corp., 7.625%, 12/1/13                   75,000     73
          Railamerica Transportation Corp.,
           12.875%, 8/15/10                             50,000     57
          Ship Finance International, Ltd.,
           8.50%, 12/15/13 144A                         25,000     24
          Stena AB, 9.625%, 12/1/12                     50,000     56
          TFM SA DE C V, 12.50%, 6/15/12                50,000     53
                                                               ------
              Total Transportation                                391
                                                               ------

          Utilities (0.3%)
          AES Corp., 8.75%, 5/15/13 144A                25,000     27
          AES Corp., 9.00%, 5/15/15 144A                50,000     54
          Calpine Corp., 8.50%, 7/15/10 144A            52,000     43
          CMS Energy Corp., 7.75%, 8/1/10 144A          75,000     75
          Midwest Generation LLC,
           8.75%, 5/1/34 144A                           30,000     30
          Nevada Power Co., 8.25%, 6/1/11               50,000     52
          NRG Energy, Inc., 8.00%, 12/15/13
           144A                                         25,000     25
          Reliant Resources, Inc., 9.50%, 7/15/13       75,000     81
          Sierra Pacific Resources,
           8.625%, 3/15/14 144A                         75,000     73
                                                               ------
              Total Utilities                                     460
                                                               ------

              Total Below Investment Grade Bonds
               (Cost: $11,530)                                 11,691
                                                               ------

          Money Market Investments (11.3%)
          ------------------------------------------------------------

          Federal Government and Agencies (10.6%)
          Federal Home Loan Bank,
           1.07%, 7/16/04                            1,500,000  1,499
          (b)Federal National Mortgage Association,
           1.25%, 7/21/04                           16,100,000 16,089
                                                               ------
              Total Federal Government and Agencies            17,588
                                                               ------

Asset Allocation Portfolio

 Asset Allocation Portfolio


                Money Market                   Shares/   Value
                Investments (11.3%)             $ Par   $ (000)
                ------------------------------------------------

                Finance Lessors (0.7%)
                Preferred Receivable Funding,
                 1.20%, 7/13/04               1,200,000   1,200
                                                        -------
                    Total Finance Lessors                 1,200
                                                        -------

                    Total Money Market Investments
                     (Cost: $18,788)                     18,788
                                                        -------

                    Total Investments (101.3%)
                     (Cost $156,122)(a)                 167,970
                                                        -------

                    Other Assets, Less
                     Liabilities (-1.3%)                 (2,236)
                                                        -------

                    Total Net Assets (100.0%)           165,734
                                                        -------

* Non-Income Producing

 ADR -- American Depository Receipt

 144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities was $6,927, representing 4.18% of net assets.

+ Security was fair valued under procedures adopted by the Board of Directors.

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $156,122 and the net unrealized appreciation of investments based on that cost was $11,848 which is comprised of $14,306 aggregate gross unrealized appreciations and $2,458 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                      Unrealized
                                                     Appreciation/
                                Number of Expiration Depreciation
             Issuer (000's)     Contracts    Date       (000's)
             -----------------------------------------------------
             S&P 500 Index
              Futures              38        9/04         $62
             (Total Notional
              Value at June 30,
              2004, $10,772)
             US Long Bond
              (CBT) Commodity
              Futures              45        9/04         $36
             (Total Notional
              Value at
              June 30, 2004,
              $4,751)

(c)PIK -- Payment In Kind

(d)Defaulted Security

(e)Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                                     Asset Allocation Portfolio

 Balanced Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)


                                                   Shares/    Value
            Revenue Bonds (0.1%)                    $ Par    $ (000)
            --------------------------------------------------------

            Municipal Bonds -- Revenue (0.1%)
            Nashville & Davidson County,
             Tennessee Health and Educational
             Facilities Board of The Metropolitan
             Government, 0.00%, 6/1/21, RB         9,800,000  3,972
                                                             ------

                Total Revenue Bonds
                 (Cost: $4,188)                               3,972
                                                             ------

            Corporate Bonds (11.7%)
            --------------------------------------------------------

            Aerospace-Defense (0.3%)
            Lockheed Martin Corp.,
             8.20%, 12/1/09                        7,450,000  8,730
                                                             ------
                Total                                         8,730
                                                             ------

            Auto Related (0.9%)
            American Honda Finance,
             4.50%, 5/26/09 144A                   6,180,000  6,184
            Toyota Motor Credit Corp.,
             2.70%, 1/30/07                        3,800,000  3,737
            Toyota Motor Credit Corp.,
             2.875%, 8/1/08                        1,800,000  1,721
            Toyota Motor Credit Corp.,
             4.35%, 12/15/10                       4,770,000  4,701
            Toyota Motor Credit Corp.,
             5.65%, 1/15/07                        9,750,000 10,255
                                                             ------
                Total                                        26,598
                                                             ------

            Beverages, Malt Beverages (1.1%)
            Anheuser-Busch Companies, Inc.,
             7.00%, 12/1/25                        4,800,000  5,105
            Anheuser-Busch Companies, Inc.,
             7.50%, 3/15/12                          910,000  1,061
            Coca-Cola Enterprises, Inc.,
             5.25%, 5/15/07                        8,975,000  9,405
            Coca-Cola Enterprises, Inc.,
             5.375%, 8/15/06                       4,175,000  4,362
            Coca-Cola Enterprises, Inc.,
             5.75%, 3/15/11                       10,000,000 10,623
                                                             ------
                Total                                        30,556
                                                             ------

            Broad Woven Fabric Mills, Manmade (0.0%)
            (c)Polysindo International Finance,
             11.375%, 6/15/06                      6,500,000    585
                                                             ------
                Total                                           585
                                                             ------

            Brokers (0.2%)
            Credit Suisse First Boston USA, Inc.,
             4.70%, 6/1/09                         5,900,000  5,917
                                                             ------
                Total                                         5,917
                                                             ------

            Commercial Banks (2.0%)
            Banco Montevideo,
             8.40%, 4/30/08 144A                   6,250,000  1,000

                                                    Shares/    Value
            Corporate Bonds (11.7%)                  $ Par    $ (000)
            ---------------------------------------------------------

            Commercial Banks continued
            Bank of America Corp.,
             5.375%, 6/15/14                        4,550,000  4,510
            Bank of America Corp.,
             7.40%, 1/15/11                         2,668,000  3,024
            Bank of America Corp.,
             7.875%, 5/16/05                        2,800,000  2,930
            Bank One Corp., 5.25%, 1/30/13          5,000,000  4,918
            HBOS Treasury Services PLC,
             1.518%, 3/14/05                        4,500,000  4,502
            HBOS Treasury Services PLC,
             3.75%, 9/30/08 144A                    6,200,000  6,107
            Rabobank Capital Fund II,
             5.26%, 12/31/13 144A                   5,600,000  5,419
            RBS Capital Trust II, 6.425%, 1/3/34    7,980,000  7,639
            Supra-National Agency, 0.00%, 3/1/28
             MTNB                                  10,700,000  2,500
            UnionBanCal Corp., 5.25%, 12/16/13        800,000    788
            Wells Fargo & Co., 3.125%, 4/1/09       7,500,000  7,119
            Wells Fargo Bank, 6.45%, 2/1/11         4,850,000  5,288
                                                              ------
                Total                                         55,744
                                                              ------

            Commercial Physical Research (0.2%)
            Monsanto Co., 7.375%, 8/15/12           6,200,000  7,008
                                                              ------
                Total                                          7,008
                                                              ------

            Computer and Other Data Processing Service (0.3%)
            Gtech Holdings Corp., 4.75%, 10/15/10   8,350,000  8,178
                                                              ------
                Total                                          8,178
                                                              ------

            Crude Petroleum and Natural Gas (0.2%)
            Occidental Petroleum, 8.45%, 2/15/29    1,900,000  2,419
            Occidental Petroleum,
             10.125%, 9/15/09                       3,230,000  4,011
                                                              ------
                Total                                          6,430
                                                              ------

            Electrical Equipment and Supplies (0.2%)
            Cooper Industries, Inc.,
             5.50%, 11/1/09                         5,100,000  5,331
                                                              ------
                Total                                          5,331
                                                              ------

            Fire, Marine and Casualty Insurance (1.2%)
            Berkley (WR) Corp., 5.875%, 2/15/13     4,100,000  4,184
            Berkley (WR) Corp.,
             9.875%, 5/15/08                        4,310,000  5,095
            Berkshire Hathaway, Inc.,
             4.625%, 10/15/13                      10,320,000  9,864
            Progressive Corp., 6.25%, 12/1/32      11,905,000 11,873
            Progressive Corp., 6.375%, 1/15/12      4,540,000  4,894
                                                              ------
                Total                                         35,910
                                                              ------

Balanced Portfolio

 Balanced Portfolio


                                                   Shares/    Value
            Corporate Bonds (11.7%)                 $ Par    $ (000)
            --------------------------------------------------------

            Measuring and Controlling Devices (0.1%)
            Rockwell Automation, Inc.,
             6.70%, 1/15/28                        3,440,000  3,669
                                                             ------
                Total                                         3,669
                                                             ------

            Medical and Hospital Equipment (0.2%)
            Astrazeneca PLC, 5.40%, 6/1/14         5,350,000  5,412
                                                             ------
                Total                                         5,412
                                                             ------

            Motors and Generators (0.1%)
            Emerson Electric Co.,
             4.50%, 5/1/13                           970,000    926
            Emerson Electric Co.,
             5.75%, 11/1/11                        1,918,000  2,026
                                                             ------
                Total                                         2,952
                                                             ------

            Office Machines (0.2%)
            Pitney Bowes Credit Corp.,
             5.75%, 8/15/08                        5,000,000  5,310
                                                             ------
                Total                                         5,310
                                                             ------

            Oil and Gas Extraction (0.2%)
            ChevronTexaco Corp.,
             6.625%, 10/1/04                       4,750,000  4,806
                                                             ------
                Total                                         4,806
                                                             ------

            Pharmaceutical Preparations (1.9%)
            Abbott Laboratories, 3.75%, 3/15/11    3,750,000  3,557
            GlaxoSmithKline Capital, Inc.,
             4.375%, 4/15/14                      11,775,000 11,012
            Johnson & Johnson, Inc.,
             3.80%, 5/15/13                        4,400,000  4,040
            Johnson & Johnson, Inc.,
             4.95%, 5/15/33                        5,000,000  4,382
            Johnson & Johnson, Inc.,
             6.625%, 9/1/09                        2,800,000  3,120
            Merck & Co., Inc., 6.40%, 3/1/28       5,135,000  5,426
            Merck & Co., Inc. 5.95%, 12/1/28       3,774,000  3,779
            Pfizer, Inc., 5.625%, 2/1/06           7,175,000  7,490
            Pfizer, Inc., 5.625%, 4/15/09          4,125,000  4,355
            Pfizer, Inc., 4.50% 2/15/14            8,000,000  7,657
                                                             ------
                Total                                        54,818
                                                             ------

            Radio,TV Electronic Stores (0.4%)
            RadioShack Corp., 7.375%, 5/15/11      9,590,000 10,820
                                                             ------
                Total                                        10,820
                                                             ------

            Real Estate Investment Trusts (0.3%)
            ERP Operating LP, 4.75%, 6/15/09       1,870,000  1,872
            First Industrial LP, 5.25%, 6/15/09    1,925,000  1,938
            Vornado Realty Trust, 4.75%, 12/1/10   3,780,000  3,665
                                                             ------
                Total                                         7,475
                                                             ------

            Retail-Retail Stores (0.9%)
            Fortune Brands, Inc., 4.875%, 12/1/13  2,070,000  2,022
            LB Mortgage Trust, Series 1991-2,
             Class A3, 8.39%, 1/20/17             10,660,468 11,877
            Limited Brands, Inc., 6.125%, 12/1/12  1,590,000  1,667
            Limited Brands, Inc., 6.95%, 3/1/33    6,858,000  7,182

                                                  Shares/    Value
            Corporate Bonds (11.7%)                $ Par    $ (000)
            -------------------------------------------------------

            Retail-Retail Stores continued
            VF Corp., 6.00%, 10/15/33             4,450,000   4,249
                                                            -------
                Total                                        26,997
                                                            -------

            Savings Institutions Except Federal (0.1%)
            U.S. Central Credit Union,
             2.75%, 5/30/08                       3,950,000   3,772
                                                            -------
                Total                                         3,772
                                                            -------

            Security Brokers and Dealers (0.2%)
            Goldman Sachs Group, Inc.,
             5.15%, 1/15/14                       6,800,000   6,530
                                                            -------
                Total                                         6,530
                                                            -------

            Toilet Preparations (0.4%)
            Estee Lauder, Inc.,
             5.75%, 10/15/33                      7,750,000   7,371
            The Gillette Co.,
             2.50%, 6/1/08                        5,000,000   4,759
                                                            -------
                Total                                        12,130
                                                            -------

            Wines and Distilled Beverages (0.1%)
            Brown Forman Corp.,
             3.00%, 3/15/08                       2,500,000   2,416
                                                            -------
                Total                                         2,416
                                                            -------

                Total Corporate Bonds
                 (Cost: $349,867)                           338,094
                                                            -------

            Government (Domestic and Foreign)
            and Agency Bonds (20.8%)
            -------------------------------------------------------

            Commercial Banks (0.3%)
            BP Capital Markets PLC,
             4.00%, 4/29/05                       4,500,000   4,557
            Royal Bank of Canada New York,
             1.015%, 1/24/05 YCD                  5,500,000   5,500
                                                            -------
                Total                                        10,057
                                                            -------

            Federal Government & Agencies (20.5%)
            Aid-Israel, 0.00%, 11/15/22          11,600,000   3,950
            Aid-Israel, 0.00%, 11/15/23          11,500,000   3,679
            Aid-Israel, 5.50%, 3/18/33           27,200,000  26,526
            Federal Home Loan Bank,
             1.58%, 5/20/05                       7,900,000   7,863
            Federal Home Loan Bank,
             5.54%, 1/8/09                        5,000,000   5,308
            Federal Home Loan Bank,
             7.125%, 2/15/05                      4,500,000   4,647
            Federal Home Loan Mortgage Corp.,
             1.875%, 1/15/05                      4,500,000   4,503
            Federal Home Loan Mortgage Corp.,
             6.50%, 4/1/11                        2,065,128   2,186
            Federal Home Loan Mortgage Corp.,
             7.50%, 10/1/27                       1,235,462   1,335
            Housing & Urban Development,
             6.17%, 8/1/14                       14,981,000  15,986
            Quebec Province, 4.875%, 5/5/14       5,350,000   5,206

                                                             Balanced Portfolio

 Balanced Portfolio


            Government (Domestic and Foreign)      Shares/    Value
            and Agency Bonds (20.8%)                $ Par    $ (000)
            --------------------------------------------------------

            Federal Government & Agencies continued
            Rural Housing Trust 1987-1, Series 1,
             Class D, 6.33%, 4/1/26                1,173,583   1,173
            State of Israel, 7.25%, 12/15/28       5,200,000   5,500
            US Treasury, 1.125%, 6/30/05           2,270,000   2,249
            (f)US Treasury, 1.50%, 3/31/06        45,700,000  44,869
            US Treasury, 1.625%, 1/31/05             825,000     825
            US Treasury, 1.625%, 3/31/05           3,570,000   3,563
            US Treasury, 1.625%, 4/30/05             325,000     324
            (f)US Treasury, 1.625%, 9/30/05        3,195,000   3,171
            US Treasury, 1.75%, 12/31/04           3,385,000   3,386
            US Treasury, 1.875%, 11/30/05          3,100,000   3,079
            US Treasury, 1.875%, 1/31/06           6,390,000   6,329
            (f)US Treasury, 2.00%, 5/15/06         3,190,000   3,152
            US Treasury, 2.125%, 10/31/04          1,025,000   1,027
            (f)US Treasury, 2.25%, 2/15/07        36,600,000  35,887
            (f)US Treasury, 2.375%, 8/15/06        4,440,000   4,402
            (f)US Treasury, 2.625%, 3/15/09       40,745,000  38,767
            US Treasury, 3.00%, 2/15/08            2,500,000   2,466
            (f)US Treasury, 3.00%, 2/15/09        20,015,000  19,394
            (f)US Treasury, 3.25%, 8/15/07        36,600,000  36,633
            (f)US Treasury, 3.25%, 1/15/09        31,435,000  30,831
            (f)US Treasury, 3.375%, 11/15/08       3,285,000   3,249
            US Treasury, 4.00%, 11/15/12           1,521,000   1,473
            US Treasury, 4.125%, 2/15/14           1,190,000   1,134
            US Treasury, 5.375%, 2/15/31           5,475,000   5,522
            US Treasury, 5.875%, 11/15/05          7,900,000   8,274
            US Treasury, 6.50%, 10/15/06          55,000,000  59,371
            US Treasury, 6.50%, 2/15/10            3,885,000   4,378
            US Treasury Inflation Index Bond,
             3.375%, 1/15/07                      35,158,962  37,659
            US Treasury Inflation Index Bond,
             3.625%, 1/15/08                      27,134,452  29,654
            US Treasury Inflation Index Bond,
             4.25%, 1/15/10                       53,630,400  61,381
            US Treasury Inflation Index Bond,
             5.00%, 2/15/11                       29,000,000  30,355
            US Treasury Stripped,
             0.00%, 8/15/27                       50,000,000  13,541
            US Treasury Stripped,
             0.00%, 8/15/27                       28,300,000   7,699
                                                             -------
                Total                                        591,906
                                                             -------

                Total Government (Domestic and Foreign)
                 and Agency Bonds (Cost: $602,660)           601,963
                                                             -------

            Mortgage-Backed and Asset Backed Securities (8.9%)
            --------------------------------------------------------

            Boat Dealers (0.0%)
            Nationscredit Grantor Trust, Series
             1997-2, Class A1, 6.35%, 4/15/14        221,829     227
                                                             -------
                Total                                            227
                                                             -------

            Commercial Mortgages (2.4%)
            Asset Securitization Corp., Series
             1997-D5, Class PS1, 1.62%, 2/14/43
             IO                                   19,601,980     993
            Chase Commercial Mortgage Securities
             Corp., Series 1997-2, Class A2,
             6.60%,                                7,833,908   8,294

           Mortgage-Backed and Asset                Shares/    Value
           Backed Securities (8.9%)                  $ Par    $ (000)
           ----------------------------------------------------------

           Commercial Mortgages continued
           Chase Commercial Mortgage
            Securities Corp., Series 1997-2,
            Class B, 6.60%, 11/19/07                2,500,000  2,687
           Commercial Mortgage Acceptance
            Corp., Series 1997-ML1, Class B,
            6.64%, 12/15/30                         2,500,000  2,696
           Credit Suisse First Boston Mortgage
            Securities Corp., Series 1997-C1,
            Class A2, 7.26%, 6/20/29 144A           2,743,141  2,959
           Credit Suisse First Boston Mortgage
            Securities Corp., Series 1997-C1,
            Class B, 7.28%, 6/20/29 144A            3,250,000  3,538
           Criimi Mae Commercial Mortgage
            Trust, Series 1998-C1, Class A1,
            7.00%, 11/2/06                          6,162,847  6,396
           Criimi Mae Commercial Mortgage
            Trust, Series 1998-C1, Class B,
            7.00%, 11/2/11 144A                     5,700,000  5,882
           DLJ Commercial Mortgage Corp.,
            Series 1998-CF1, Class S,
            0.70%, 1/15/18 IO                     230,561,770  6,710
           DLJ Mortgage Acceptance Corp.,
            Series 1997-CF2, Class S,
            0.35%, 10/15/30 IO 144A                14,416,957    264
           Midland Realty Acceptance Corp.,
            Series 1996-C2, Class AEC,
            1.35%, 1/25/29 IO                      17,687,796    672
           Mortgage Capital Funding, Inc., Series
            1997-MC1, Class A3,
            7.29%, 3/20/27                         11,377,298 11,737
           Nomura Asset Securities Corp., Series
            1998-D6, Class A2, 6.99%, 3/15/30      15,000,000 16,902
           RMF Commercial Mortgage Pass-
            Through, Series 1997-1, Class F,
            7.47%, 1/15/19                          1,800,000  1,010
                                                              ------
               Total                                          70,740
                                                              ------

           Credit Card Asset Backed (0.6%)
           Citibank Credit Card Master Trust I,
            Series 1997-6, Class A,
            0.00%, 8/15/06                         17,000,000 16,985
           (d)Heilig-Meyers Master Trust, Series
            1998-1A, Class A, 6.125%, 1/20/07
            144A                                    2,756,669      2
                                                              ------
               Total                                          16,987
                                                              ------

           Federal Government & Agencies (5.3%)
           Federal National Mortgage
            Association, 0.00%, 8/2/04              5,700,000  5,694
           Federal National Mortgage
            Association, 5.97%, 10/1/08             1,603,516  1,705
           Federal National Mortgage
            Association, 6.24%, 2/1/06              4,518,290  4,678
           Federal National Mortgage
            Association, 6.265%, 10/1/08            5,332,041  5,709
           Federal National Mortgage
            Association, 6.315%, 3/1/06             4,776,963  4,959

Balanced Portfolio

 Balanced Portfolio


            Mortgage-Backed and Asset               Shares/   Value
            Backed Securities (8.9%)                 $ Par   $ (000)
            --------------------------------------------------------

            Federal Government & Agencies continued
            Federal National Mortgage Association,
             6.34%, 2/1/08                         3,784,704  4,039
            Federal National Mortgage Association,
             6.43%, 6/1/08                         6,682,851  7,171
            Federal National Mortgage Association,
             6.75%, 11/1/07                          762,805    821
            Federal National Mortgage Association,
             6.75%, 4/25/18                        4,237,471  4,480
            Federal National Mortgage Association,
             6.75%, 12/25/23                       2,138,958  2,181
            Federal National Mortgage Association,
             6.895%, 5/1/06                        5,621,627  5,900
            Federal National Mortgage Association,
             7.00%, 4/1/26                         1,499,743  1,592
            Federal National Mortgage Association,
             7.025%, 9/1/05                        1,800,007  1,848
            Federal National Mortgage Association,
             11.00%, 12/1/12                          16,700     19
            Federal National Mortgage Association,
             11.00%, 9/1/17                           85,334     95
            Federal National Mortgage Association,
             11.00%, 12/1/17                          15,368     17
            Federal National Mortgage Association,
             11.00%, 2/1/18                           47,885     54
            Federal National Mortgage Association,
             11.50%, 4/1/18                           57,353     65
            Federal National Mortgage Association,
             12.00%, 9/1/12                          187,256    211
            Federal National Mortgage Association,
             12.00%, 12/1/12                          56,747     65
            Federal National Mortgage Association,
             12.00%, 9/1/17                           35,289     40
            Federal National Mortgage Association,
             12.00%, 10/1/17                          37,506     43
            Federal National Mortgage Association,
             12.00%, 12/1/17                          18,648     21
            Federal National Mortgage Association,
             12.00%, 2/1/18                           56,980     65
            Federal National Mortgage Association,
             12.50%, 4/1/18                           15,258     18
            Federal National Mortgage Association,
             13.00%, 11/1/12                          34,086     39
            Federal National Mortgage Association,
             13.00%, 11/1/17                          27,183     32
            Federal National Mortgage Association,
             13.00%, 12/1/17                           9,084     11
            Federal National Mortgage Association,
             13.00%, 2/1/18                           59,587     69
            Federal National Mortgage Association,
             14.00%, 12/1/17                          20,461     24
            Government National Mortgage
             Association, 5.00%, 7/15/33           4,338,559  4,216
            Government National Mortgage
             Association, 5.50%, 1/15/32             478,389    479
            Government National Mortgage
             Association, 5.50%, 2/15/32           3,970,697  3,975
            Government National Mortgage
             Association, 5.50%, 9/15/32             143,704    144

                Mortgage-Backed and Asset      Shares/   Value
                Backed Securities (8.9%)        $ Par   $ (000)
                -----------------------------------------------

                Federal Government & Agencies continued
                Government National Mortgage
                 Association, 7.00%, 5/15/23  1,362,908  1,456
                Government National Mortgage
                 Association, 7.00%, 6/15/23     62,221     66
                Government National Mortgage
                 Association, 7.00%, 7/15/23    219,091    234
                Government National Mortgage
                 Association, 7.00%, 8/15/23      1,343      1
                Government National Mortgage
                 Association, 7.00%, 9/15/23     46,387     50
                Government National Mortgage
                 Association, 7.00%, 10/15/23    40,907     44
                Government National Mortgage
                 Association, 7.00%, 11/15/23   247,924    265
                Government National Mortgage
                 Association, 7.00%, 12/15/27    80,736     86
                Government National Mortgage
                 Association, 7.00%, 1/15/28     76,797     82
                Government National Mortgage
                 Association, 7.00%, 2/15/28     11,837     13
                Government National Mortgage
                 Association, 7.00%, 4/15/28    123,855    131
                Government National Mortgage
                 Association, 7.00%, 5/15/28    148,266    158
                Government National Mortgage
                 Association, 7.00%, 6/15/28    353,282    374
                Government National Mortgage
                 Association, 7.00%, 7/15/28    410,260    436
                Government National Mortgage
                 Association, 7.50%, 1/15/23     99,654    108
                Government National Mortgage
                 Association, 7.50%, 6/15/23     51,395     56
                Government National Mortgage
                 Association, 7.50%, 6/15/24      1,370      1
                Government National Mortgage
                 Association, 7.50%, 7/15/24     31,138     34
                Government National Mortgage
                 Association, 7.50%, 8/15/25      1,755      2
                Government National Mortgage
                 Association, 7.50%, 9/15/25     14,538     16
                Government National Mortgage
                 Association, 7.50%, 12/15/25    54,818     60
                Government National Mortgage
                 Association, 7.50%, 1/15/26      1,663      2
                Government National Mortgage
                 Association, 7.50%, 3/15/26     26,678     29
                Government National Mortgage
                 Association, 7.50%, 6/15/26     70,872     77
                Government National Mortgage
                 Association, 7.50%, 9/15/26      1,746      2
                Government National Mortgage
                 Association, 7.50%, 10/15/26     6,987      8
                Government National Mortgage
                 Association, 7.50%, 12/15/26    94,230    102
                Government National Mortgage
                 Association, 7.50%, 1/15/27      4,639      6
                Government National Mortgage
                 Association, 7.50%, 2/15/27     38,754     42

                                                             Balanced Portfolio

 Balanced Portfolio


                 Mortgage-Backed and Asset       Shares/  Value
                 Backed Securities (8.9%)         $ Par  $ (000)
                 -----------------------------------------------

                 Federal Government & Agencies continued
                 Government National Mortgage
                  Association, 7.50%, 3/15/27      4,041     4
                 Government National Mortgage
                  Association, 7.50%, 4/15/27    145,691   157
                 Government National Mortgage
                  Association, 7.50%, 5/15/27     77,132    83
                 Government National Mortgage
                  Association, 7.50%, 7/15/27     33,323    36
                 Government National Mortgage
                  Association, 8.00%, 9/15/24     69,148    76
                 Government National Mortgage
                  Association, 8.00%, 5/15/26     82,400    91
                 Government National Mortgage
                  Association, 8.00%, 6/15/26     36,156    40
                 Government National Mortgage
                  Association, 8.00%, 7/15/26     87,578    96
                 Government National Mortgage
                  Association, 8.00%, 8/15/26     28,352    31
                 Government National Mortgage
                  Association, 8.00%, 9/15/26     69,692    77
                 Government National Mortgage
                  Association, 8.00%, 10/15/26   142,502   157
                 Government National Mortgage
                  Association, 8.00%, 11/15/26    23,227    26
                 Government National Mortgage
                  Association, 8.00%, 12/15/26    44,181    49
                 Government National Mortgage
                  Association, 8.00%, 4/15/27    140,189   154
                 Government National Mortgage
                  Association, 8.00%, 6/15/27     35,064    38
                 Government National Mortgage
                  Association, 8.00%, 7/15/27     30,651    33
                 Government National Mortgage
                  Association, 8.00%, 7/20/28    241,568   264
                 Government National Mortgage
                  Association, 8.50%, 5/15/22        559     1
                 Government National Mortgage
                  Association, 8.50%, 9/15/22      1,264     1
                 Government National Mortgage
                  Association, 8.50%, 10/15/22     8,446     9
                 Government National Mortgage
                  Association, 8.50%, 12/15/22     3,299     4
                 Government National Mortgage
                  Association, 8.50%, 6/15/24        669     1
                 Government National Mortgage
                  Association, 8.50%, 7/15/24      8,099     9
                 Government National Mortgage
                  Association, 8.50%, 12/15/24     1,056     1
                 Government National Mortgage
                  Association, 8.50%, 1/15/25      1,678     2
                 Government National Mortgage
                  Association, 8.50%, 2/15/25      4,265     4
                 Government National Mortgage
                  Association, 8.50%, 11/15/25     1,493     2
                 Government National Mortgage
                  Association, 8.50%, 1/15/26     10,645    12
                 Government National Mortgage
                  Association, 8.50%, 2/15/26      1,877     2

           Mortgage-Backed and Asset               Shares/    Value
           Backed Securities (8.9%)                 $ Par    $ (000)
           ---------------------------------------------------------

           Federal Government & Agencies continued
           Government National Mortgage
            Association, 8.50%, 3/15/26                4,978       6
           Government National Mortgage
            Association, 8.50%, 4/15/26                9,147      10
           Government National Mortgage
            Association, 8.50%, 5/15/26                  857       1
           Government National Mortgage
            Association, 11.00%, 1/15/18           1,670,285   1,880
           Government National Mortgage
            Association, TBA, 4.50%, 7/1/34       84,670,909  79,537
           Vendee Mortgage Trust, Series 1998-3,
            Class E, 6.50%, 3/15/29                4,500,000   4,595
                                                             -------
               Total                                         151,909
                                                             -------

           Finance Services (0.6%)
           Morgan Stanley Capital, Series 1998-
            WF2, Class A2, 6.54%, 5/15/08         15,000,000  16,185
                                                             -------
               Total                                          16,185
                                                             -------

           Franchise Loan Receivables (0.0%)
           Enterprise Mortgage Acceptance Co.,
            Series 1998-1, Class IO,
            1.37%, 1/15/23 IO 144A                29,384,673   1,159
                                                             -------
               Total                                           1,159
                                                             -------

           Residential Mortgages (0.0%)
           Blackrock Capital Finance L.P., Series
            1997-R1, Class B3, 7.75%, 3/25/37
            144A                                   2,684,992     242
           Blackrock Capital Finance L.P., Series
            1997-R3, Class B3, 7.25%, 11/25/28
            144A                                   3,277,749     164
                                                             -------
               Total                                             406
                                                             -------

               Total Mortgage-Backed and Asset Backed
                Securities (Cost: $257,806)                  257,613
                                                             -------

           Common Stocks (46.3%)
           ---------------------------------------------------------

           Consumer Discretionary (5.1%)
           *AutoNation, Inc.                          33,600     575
           *AutoZone, Inc.                            10,475     839
           *Bed Bath & Beyond, Inc.                   37,800   1,453
           Best Buy Co., Inc.                         40,800   2,070
           *Big Lots, Inc.                            14,500     210
           The Black & Decker Corp.                   10,000     621
           Boise Cascade Corp.                        11,000     414
           Brunswick Corp.                            11,900     486
           Carnival Corp.                             79,473   3,735
           Centex Corp.                               15,500     709
           Circuit City Stores, Inc.                  25,000     324
           Clear Channel Communications, Inc.         77,250   2,854
           *Comcast Corp. -- Class A                 281,837   7,901

Balanced Portfolio

 Balanced Portfolio


                                                     Shares/  Value
           Common Stocks (46.3%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Consumer Discretionary continued
           Cooper Tire & Rubber Co.                    9,300    214
           Dana Corp.                                 18,715    367
           Darden Restaurants, Inc.                   20,249    416
           Delphi Automotive Systems Corp.            70,469    753
           Dillard's, Inc. -- Class A                 10,536    235
           Dollar General Corp.                       41,465    811
           Dow Jones & Co., Inc.                      10,280    464
           Eastman Kodak Co.                          36,017    972
           *eBay, Inc.                                82,600  7,595
           Family Dollar Stores, Inc.                 21,600    657
           Federated Department Stores, Inc.          22,612  1,110
           Ford Motor Co.                            230,107  3,601
           Fortune Brands, Inc.                       18,333  1,383
           Gannett Co., Inc.                          34,250  2,906
           The Gap, Inc.                             113,125  2,743
           General Motors Corp.                       70,925  3,304
           Genuine Parts Co.                          21,875    868
           *The Goodyear Tire & Rubber Co.            22,000    200
           Harley-Davidson, Inc.                      37,075  2,296
           Harrah's Entertainment, Inc.               14,150    766
           Hasbro, Inc.                               22,175    421
           Hilton Hotels Corp.                        48,150    898
           The Home Depot, Inc.                      279,297  9,832
           International Game Technology              43,800  1,691
           *The Interpublic Group of Companies, Inc.  52,600    722
           J. C. Penney Co., Inc.                     35,425  1,338
           Johnson Controls, Inc.                     23,900  1,276
           Jones Apparel Group, Inc.                  15,900    628
           KB Home                                     5,900    405
           Knight-Ridder, Inc.                         9,850    709
           *Kohl's Corp.                              42,833  1,811
           Leggett & Platt Inc.                       24,167    646
           The Limited, Inc.                          59,213  1,107
           Liz Claiborne, Inc.                        13,900    500
           Lowe's Companies, Inc.                     98,850  5,195
           Marriott International, Inc. -- Class A    28,400  1,417
           Mattel, Inc.                               53,060    968
           The May Department Stores Co.              36,600  1,006
           Maytag Corp.                                9,967    244
           McDonald's Corp.                          158,271  4,115
           The McGraw-Hill Companies, Inc.            23,940  1,833
           Meredith Corp.                              6,300    346
           The New York Times Co. -- Class A          18,692    836
           Newell Rubbermaid, Inc.                    34,511    811
           NIKE, Inc. -- Class B                      33,200  2,515
           Nordstrom, Inc.                            17,533    747
           *Office Depot, Inc.                        39,343    705
           Omnicom Group, Inc.                        23,800  1,806
           Pulte Corp.                                15,900    827
           RadioShack Corp.                           20,167    577
           Reebok International, Ltd.                  7,500    270
           Sears, Roebuck & Co.                       26,750  1,010
           The Sherwin-Williams Co.                   17,960    746
           Snap-on, Inc.                               7,317    245
           The Stanley Works                          10,250    467
           Staples, Inc.                              62,550  1,833
           *Starbucks Corp.                           49,850  2,167

                                                     Shares/  Value
           Common Stocks (46.3%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Consumer Discretionary continued
           Starwood Hotels & Resorts Worldwide, Inc.  26,000   1,166
           Target Corp.                              114,843   4,877
           Tiffany & Co.                              18,433     679
           *Time Warner, Inc.                        573,000  10,074
           The TJX Companies, Inc.                    62,200   1,502
           *Toys "R" Us, Inc.                         26,850     428
           Tribune Co.                                41,131   1,873
           *Univision Communications, Inc. --
            Class A                                   40,600   1,296
           V. F. Corp.                                13,843     674
           Viacom, Inc. -- Class B                   217,761   7,779
           Visteon Corp.                              16,312     190
           The Walt Disney Co.                       257,933   6,575
           Wendy's International, Inc.                14,350     500
           Whirlpool Corp.                             8,650     593
           Yum! Brands, Inc.                          36,380   1,354
                                                             -------
               Total                                         146,082
                                                             -------

           Consumer Staples (5.1%)
           Adolph Coors Co. -- Class B                 4,700     340
           Alberto-Culver Co.                         11,400     572
           Albertson's, Inc.                          46,195   1,226
           Altria Group, Inc.                        257,704  12,898
           Anheuser-Busch Companies, Inc.            101,019   5,455
           Archer-Daniels-Midland Co.                 81,675   1,371
           Avon Products, Inc.                        59,350   2,738
           Brown-Forman Corp. -- Class B              15,268     737
           Campbell Soup Co.                          51,654   1,388
           The Clorox Co.                             26,650   1,433
           The Coca-Cola Co.                         306,100  15,452
           Coca-Cola Enterprises, Inc.                59,100   1,713
           Colgate-Palmolive Co.                      66,854   3,908
           ConAgra Foods, Inc.                        66,433   1,799
           Costco Wholesale Corp.                     57,652   2,368
           CVS Corp.                                  49,933   2,098
           General Mills, Inc.                        47,533   2,259
           The Gillette Co.                          126,065   5,345
           H.J. Heinz Co.                             44,283   1,736
           Hershey Foods Corp.                        32,600   1,508
           Kellogg Co.                                51,643   2,161
           Kimberly-Clark Corp.                       62,997   4,150
           *The Kroger Co.                            93,273   1,698
           McCormick & Co., Inc.                      17,300     588
           The Pepsi Bottling Group, Inc.             32,400     989
           PepsiCo, Inc.                             214,500  11,557
           The Procter & Gamble Co.                  323,046  17,587
           R.J. Reynolds Tobacco Holdings, Inc.       10,700     723
           *Safeway, Inc.                             56,100   1,422
           Sara Lee Corp.                             99,284   2,283
           SUPERVALU, Inc.                            16,950     519
           SYSCO Corp.                                80,350   2,882
           UST, Inc.                                  20,833     750
           Wal-Mart Stores, Inc.                     539,033  28,440
           Walgreen Co.                              128,754   4,662
           Winn-Dixie Stores, Inc.                    17,850     129
           Wm. Wrigley Jr. Co.                        28,233   1,780
                                                             -------
               Total                                         148,664
                                                             -------

                                                             Balanced Portfolio

 Balanced Portfolio


                                                  Shares/  Value
              Common Stocks (46.3%)                $ Par  $ (000)
              ---------------------------------------------------

              Energy (3.0%)
              Amerada Hess Corp.                   11,300    895
              Anadarko Petroleum Corp.             31,677  1,856
              Apache Corp.                         40,830  1,778
              Ashland, Inc.                         8,800    465
              Baker Hughes, Inc.                   41,840  1,575
              *BJ Services Co.                     20,200    926
              Burlington Resources, Inc.           49,872  1,804
              ChevronTexaco Corp.                 134,484 12,657
              ConocoPhillips                       86,203  6,576
              Devon Energy Corp.                   30,100  1,987
              El Paso Corp.                        80,517    634
              EOG Resources, Inc.                  14,640    874
              Exxon Mobil Corp.                   821,871 36,500
              Halliburton Co.                      55,285  1,673
              Kerr-McGee Corp.                     18,757  1,009
              Kinder Morgan, Inc.                  15,633    927
              Marathon Oil Corp.                   43,391  1,642
              *Nabors Industries, Ltd.             18,650    843
              *Noble Corp.                         16,950    642
              Occidental Petroleum Corp.           49,180  2,381
              *Rowan Companies, Inc.               13,250    322
              Schlumberger, Ltd.                   74,033  4,702
              Sunoco, Inc.                          9,450    601
              *Transocean Sedco Forex, Inc.        40,354  1,168
              Unocal Corp.                         33,133  1,259
              Valero Energy Corp.                  16,200  1,195
              The Williams Companies, Inc.         65,300    777
                                                          ------
                  Total                                   87,668
                                                          ------

              Financials (9.4%)
              ACE, Ltd.                            35,600  1,505
              AFLAC, Inc.                          63,950  2,610
              The Allstate Corp.                   88,269  4,109
              Ambac Financial Group, Inc.          13,600    999
              American Express Co.                160,600  8,252
              American International Group, Inc.  327,790 23,364
              AmSouth Bancorporation               44,245  1,127
              Aon Corp.                            39,575  1,127
              Apartment Investment and Management
               Co. -- Class A                      11,800    367
              Bank of America Corp.               256,245 21,682
              The Bank of New York Co., Inc.       97,720  2,881
              Bank One Corp.                      140,945  7,188
              BB&T Corp.                           70,500  2,606
              The Bear Stearns Companies, Inc.     13,145  1,108
              Capital One Financial Corp.          30,100  2,058
              The Charles Schwab Corp.            171,486  1,648
              Charter One Financial, Inc.          28,171  1,245
              The Chubb Corp.                      23,850  1,626
              Cincinnati Financial Corp.           21,194    922
              Citigroup, Inc.                     649,874 30,218
              Comerica, Inc.                       21,800  1,196
              Countrywide Credit Industries, Inc.  35,149  2,469
              *E*TRADE Group, Inc.                 45,900    512
              Equity Office Properties Trust       50,700  1,379
              Equity Residential Properties Trust  35,200  1,046
              Fannie Mae                          121,829  8,694

                                                      Shares/  Value
          Common Stocks (46.3%)                        $ Par  $ (000)
          -----------------------------------------------------------

          Financials continued
          Federated Investors, Inc. -- Class B         13,600     413
          Fifth Third Bancorp                          70,743   3,805
          First Horizon National Corp.                 15,600     709
          Franklin Resources, Inc.                     31,450   1,575
          Freddie Mac                                  86,514   5,476
          Golden West Financial Corp.                  19,150   2,037
          The Goldman Sachs Group, Inc.                60,600   5,706
          The Hartford Financial Services Group, Inc.  36,650   2,519
          Huntington Bancshares, Inc.                  28,800     660
          J.P. Morgan Chase & Co.                     261,662  10,145
          Janus Capital Group, Inc.                    30,071     496
          Jefferson-Pilot Corp.                        17,553     892
          KeyCorp                                      51,525   1,540
          Lehman Brothers Holdings, Inc.               34,756   2,615
          Lincoln National Corp.                       22,360   1,057
          Loews Corp.                                  23,333   1,399
          M&T Bank Corp.                               14,900   1,301
          Marsh & McLennan Companies, Inc.             65,780   2,985
          Marshall & Ilsley Corp.                      27,900   1,091
          MBIA, Inc.                                   18,150   1,037
          MBNA Corp.                                  160,595   4,142
          Mellon Financial Corp.                       53,309   1,564
          Merrill Lynch & Co., Inc.                   120,800   6,521
          MetLife, Inc.                                95,015   3,406
          MGIC Investment Corp.                        12,400     941
          Moody's Corp.                                18,800   1,216
          Morgan Stanley                              138,131   7,289
          National City Corp.                          78,079   2,734
          North Fork Bancorporation, Inc.              21,700     826
          Northern Trust Corp.                         27,650   1,169
          Plum Creek Timber Co., Inc. (REIT)           23,000     749
          The PNC Financial Services Group, Inc.       35,400   1,879
          Principal Financial Group, Inc.              40,100   1,395
          The Progressive Corp.                        27,300   2,329
          ProLogis                                     22,800     751
          *Providian Financial Corp.                   36,643     538
          Prudential Financial, Inc.                   66,100   3,072
          Regions Financial Corp.                      27,590   1,008
          SAFECO Corp.                                 17,550     772
          Simon Property Group, Inc.                   26,200   1,347
          SLM Corp.                                    55,158   2,231
          SouthTrust Corp.                             41,433   1,608
          The St. Paul Travelers Companies, Inc.       83,831   3,399
          State Street Corp.                           42,200   2,069
          SunTrust Banks, Inc.                         35,467   2,305
          Synovus Financial Corp.                      38,350     971
          T. Rowe Price Group, Inc.                    15,900     801
          Torchmark Corp.                              13,950     751
          U.S. Bancorp                                238,209   6,565
          Union Planters Corp.                         23,912     713
          UnumProvident Corp.                          37,206     592
          Wachovia Corp.                              165,257   7,354
          Washington Mutual, Inc.                     108,738   4,202
          Wells Fargo & Co.                           212,085  12,138
          XL Capital, Ltd. -- Class A                  17,400   1,313
          Zions Bancorporation                         11,300     694
                                                              -------
              Total                                           270,750
                                                              -------

Balanced Portfolio

 Balanced Portfolio


                                                   Shares/  Value
             Common Stocks (46.3%)                  $ Par  $ (000)
             -----------------------------------------------------

             Health Care (6.2%)
             Abbott Laboratories                   196,025   7,990
             *Aetna, Inc.                           19,179   1,630
             Allergan, Inc.                         16,533   1,480
             AmerisourceBergen Corp.                14,100     843
             *Amgen, Inc.                          159,823   8,722
             *Anthem, Inc.                          17,400   1,558
             Applera Corp. -- Applied Biosystems
              Group                                 25,367     552
             Bausch & Lomb, Inc.                     6,700     436
             Baxter International, Inc.             77,000   2,657
             Becton, Dickinson and Co.              31,850   1,650
             *Biogen Idec, Inc.                     42,720   2,702
             Biomet, Inc.                           31,955   1,420
             *Boston Scientific Corp.              104,980   4,493
             Bristol-Myers Squibb Co.              244,344   5,986
             C. R. Bard, Inc.                       13,100     742
             Cardinal Health, Inc.                  54,050   3,786
             *Caremark Rx, Inc.                     57,500   1,894
             *Chiron Corp.                          23,778   1,061
             CIGNA Corp.                            17,771   1,223
             Eli Lilly and Co.                     141,966   9,925
             *Express Scripts, Inc.                  9,800     776
             *Forest Laboratories, Inc.             46,434   2,630
             *Genzyme Corp.                         28,500   1,349
             Guidant Corp.                          39,412   2,202
             HCA, Inc.                              61,015   2,538
             Health Management Associates, Inc. --
              Class A                               30,500     684
             *Hospira, Inc.                         19,642     542
             *Humana, Inc.                          20,300     343
             IMS Health, Inc.                       29,533     692
             Johnson & Johnson                     373,123  20,784
             *King Pharmaceuticals, Inc.            30,366     348
             Manor Care, Inc.                       11,200     366
             McKesson HBOC, Inc.                    36,793   1,263
             *Medco Health Solutions, Inc.          34,062   1,277
             *MedImmune, Inc.                       31,300     732
             Medtronic, Inc.                       152,300   7,420
             Merck & Co., Inc.                     279,300  13,267
             *Millipore Corp.                        6,200     349
             Mylan Laboratories, Inc.               33,800     684
             Pfizer, Inc.                          958,959  32,874
             Quest Diagnostics Inc.                 13,000   1,104
             Schering-Plough Corp.                 184,950   3,418
             *St. Jude Medical, Inc.                22,100   1,672
             Stryker Corp.                          50,300   2,767
             *Tenet Healthcare Corp.                58,450     784
             *UnitedHealth Group, Inc.              77,428   4,820
             *Watson Pharmaceuticals, Inc.          13,700     369
             *Wellpoint Health Networks, Inc. --
              Class A                               19,600   2,195
             Wyeth                                 167,571   6,059
             *Zimmer Holdings, Inc.                 30,673   2,705
                                                           -------
                 Total                                     177,763
                                                           -------

             Industrials (5.3%)
             3M Co.                                 98,324   8,849

                                                    Shares/   Value
            Common Stocks (46.3%)                    $ Par   $ (000)
            --------------------------------------------------------

            Industrials continued
            *Allied Waste Industries, Inc.            39,850    525
            American Power Conversion Corp.           25,150    494
            *American Standard Companies, Inc.        27,000  1,088
            *Apollo Group, Inc. -- Class A            22,200  1,960
            Avery Dennison Corp.                      13,850    887
            The Boeing Co.                           105,918  5,411
            Burlington Northern Santa Fe Corp.        46,608  1,635
            Caterpillar, Inc.                         43,012  3,417
            Cendant Corp.                            128,173  3,138
            Cintas Corp.                              21,467  1,023
            Cooper Industries, Ltd. -- Class A        11,600    689
            Crane Co.                                  7,525    236
            CSX Corp.                                 26,950    883
            Cummins, Inc.                              5,400    338
            Danaher Corp.                             38,700  2,007
            Deere & Co.                               31,240  2,191
            *Delta Air Lines, Inc.                    15,633    111
            Deluxe Corp.                               6,312    275
            Dover Corp.                               25,533  1,075
            Eaton Corp.                               18,900  1,224
            Emerson Electric Co.                      53,025  3,370
            Equifax, Inc.                             17,200    426
            FedEx Corp.                               37,540  3,067
            Fluor Corp.                               10,400    496
            General Dynamics Corp.                    25,000  2,483
            General Electric Co.                   1,326,398 42,974
            Goodrich Corp.                            14,800    478
            H&R Block, Inc.                           21,950  1,047
            Honeywell International, Inc.            107,950  3,954
            Illinois Tool Works, Inc.                 38,900  3,730
            Ingersoll-Rand Co. -- Class A             21,770  1,487
            ITT Industries, Inc.                      11,600    963
            Lockheed Martin Corp.                     56,422  2,938
            Masco Corp.                               55,000  1,715
            *Monster Worldwide, Inc.                  14,733    379
            *Navistar International Corp.              8,820    342
            Norfolk Southern Corp.                    49,243  1,306
            Northrop Grumman Corp.                    45,162  2,425
            PACCAR, Inc.                              22,027  1,277
            Pall Corp.                                15,716    412
            Parker-Hannifin Corp.                     15,000    892
            Pitney Bowes, Inc.                        29,027  1,284
            *Power-One, Inc.                          10,500    115
            R. R. Donnelley & Sons Co.                27,333    903
            Raytheon Co.                              56,300  2,014
            Robert Half International, Inc.           21,560    642
            Rockwell Automation, Inc.                 23,350    876
            Rockwell Collins, Inc.                    22,250    741
            Ryder System, Inc.                         8,200    329
            Southwest Airlines Co.                    99,295  1,665
            Textron, Inc.                             17,250  1,024
            *Thomas & Betts Corp.                      7,400    202
            Tyco International, Ltd.                 252,083  8,353
            Union Pacific Corp.                       32,540  1,935
            United Parcel Service, Inc. -- Class B   141,700 10,651
            United Technologies Corp.                 64,633  5,913
            W.W. Grainger, Inc.                       11,400    656

                                                             Balanced Portfolio

 Balanced Portfolio


                                                    Shares/   Value
           Common Stocks (46.3%)                     $ Par   $ (000)
           ---------------------------------------------------------

           Industrials continued
           Waste Management, Inc.                     72,997   2,237
                                                             -------
               Total                                         153,157
                                                             -------

           Information Technology (8.0%)
           *ADC Telecommunications, Inc.             101,650     289
           Adobe Systems, Inc.                        29,975   1,394
           *Advanced Micro Devices, Inc.              44,400     706
           *Affiliated Computer Services, Inc. --
            Class A                                   17,100     905
           *Agilent Technologies, Inc.                60,488   1,771
           *Altera Corp.                              47,065   1,046
           Analog Devices, Inc.                       47,243   2,224
           *Andrew Corp.                              20,162     403
           *Apple Computer, Inc.                      47,800   1,555
           *Applied Materials, Inc.                  211,900   4,157
           *Applied Micro Circuits Corp.              39,200     209
           Autodesk, Inc.                             14,266     611
           Automatic Data Processing, Inc.            74,200   3,107
           *Avaya, Inc.                               55,712     880
           *BMC Software, Inc.                        28,040     519
           *Broadcom Corp. -- Class A                 39,500   1,847
           *CIENA Corp.                               71,300     265
           *Cisco Systems, Inc.                      849,767  20,140
           *Citrix Systems, Inc.                      21,380     435
           Computer Associates International, Inc.    73,532   2,063
           *Computer Sciences Corp.                   23,550   1,093
           *Compuware Corp.                           48,543     320
           *Comverse Technology, Inc.                 24,600     491
           *Convergys Corp.                           18,050     278
           *Corning, Inc.                            172,400   2,252
           *Dell, Inc.                               317,067  11,357
           *Electronic Arts, Inc.                     38,000   2,073
           Electronic Data Systems Corp.              60,900   1,166
           *EMC Corp.                                307,086   3,501
           First Data Corp.                          109,647   4,881
           *Fiserv, Inc.                              24,525     954
           *Gateway, Inc.                             46,750     210
           Hewlett-Packard Co.                       383,267   8,087
           Intel Corp.                               812,843  22,435
           International Business Machines Corp.     211,810  18,672
           *Intuit, Inc.                              24,100     930
           *Jabil Circuit, Inc.                       25,233     635
           *JDS Uniphase Corp.                       181,000     686
           *KLA-Tencor Corp.                          24,700   1,220
           *Lexmark International Group, Inc. --
            Class A                                   16,300   1,573
           Linear Technology Corp.                    38,850   1,533
           *LSI Logic Corp.                           48,000     366
           *Lucent Technologies, Inc.                538,562   2,036
           Maxim Integrated Products, Inc.            40,500   2,123
           *Mercury Interactive Corp.                 11,600     578
           *Micron Technology, Inc.                   76,750   1,175
           *Microsoft Corp.                        1,356,600  38,745
           Molex, Inc.                                23,875     766
           Motorola, Inc.                            294,619   5,377
           *National Semiconductor Corp.              45,086     991
           *NCR Corp.                                 11,900     590
           *Network Appliance, Inc.                   43,700     941

                                                     Shares/  Value
            Common Stocks (46.3%)                     $ Par  $ (000)
            --------------------------------------------------------

            Information Technology continued
            *Novell, Inc.                             48,600     408
            *Novellus Systems, Inc.                   18,600     585
            *NVIDIA Corp.                             20,900     428
            *Oracle Corp.                            652,850   7,789
            *Parametric Technology Corp.              33,720     169
            Paychex, Inc.                             47,440   1,607
            *PeopleSoft, Inc.                         45,900     849
            PerkinElmer, Inc.                         16,000     321
            *PMC-Sierra, Inc.                         22,200     319
            *QLogic Corp.                             11,750     312
            QUALCOMM, Inc.                           101,833   7,432
            Sabre Holdings Corp. -- Class A           17,509     485
            *Sanmina-SCI Corp.                        65,500     596
            Scientific-Atlanta, Inc.                  19,200     662
            *Siebel Systems, Inc.                     63,200     675
            *Solectron Corp.                         120,800     782
            *Sun Microsystems, Inc.                  417,954   1,814
            *SunGard Data Systems, Inc.               36,500     949
            *Symantec Corp.                           39,200   1,716
            Symbol Technologies, Inc.                 29,450     434
            Tektronix, Inc.                           10,640     362
            *Tellabs, Inc.                            52,208     456
            *Teradyne, Inc.                           24,350     553
            Texas Instruments, Inc.                  217,575   5,261
            *Thermo Electron Corp.                    20,800     639
            *Unisys Corp.                             41,850     581
            *VERITAS Software Corp.                   54,301   1,504
            *Waters Corp.                             15,000     717
            *Xerox Corp.                             100,600   1,459
            Xilinx, Inc.                              43,600   1,452
            *Yahoo!, Inc.                            169,200   6,147
                                                             -------
                Total                                        230,024
                                                             -------

            Materials (1.4%)
            Air Products and Chemicals, Inc.          28,533   1,497
            Alcoa, Inc.                              109,243   3,607
            Allegheny Technologies, Inc.              10,231     185
            Ball Corp.                                 7,034     507
            Bemis Co., Inc.                           13,400     379
            The Dow Chemical Co.                     117,624   4,786
            E. I. du Pont de Nemours and Co.         125,745   5,585
            Eastman Chemical Co.                       9,775     452
            Ecolab, Inc.                              32,300   1,024
            Engelhard Corp.                           15,600     504
            Freeport-McMoRan Copper & Gold,
             Inc. -- Class B                          22,219     737
            Georgia-Pacific Corp.                     32,058   1,186
            Great Lakes Chemical Corp.                 6,400     173
            *Hercules, Inc.                           13,800     168
            International Flavors & Fragrances, Inc.  11,875     444
            International Paper Co.                   61,024   2,727
            Louisiana-Pacific Corp.                   13,700     324
            MeadWestvaco Corp.                        25,314     744
            Monsanto Co.                              33,378   1,285
            Newmont Mining Corp.                      55,730   2,160
            Nucor Corp.                                9,967     765
            *Pactiv Corp.                             19,300     481
            Phelps Dodge Corp.                        11,710     908

Balanced Portfolio

 Balanced Portfolio


                                                     Shares/  Value
           Common Stocks (46.3%)                      $ Par  $ (000)
           ---------------------------------------------------------

           Materials continued
           PPG Industries, Inc.                       21,533  1,346
           Praxair, Inc.                              40,800  1,628
           Rohm and Haas Co.                          28,134  1,170
           *Sealed Air Corp.                          10,636    567
           Sigma-Aldrich Corp.                         8,700    519
           Temple-Inland, Inc.                         7,000    485
           United States Steel Corp.                  14,250    500
           Vulcan Materials Co.                       12,800    609
           Weyerhaeuser Co.                           30,320  1,914
           Worthington Industries, Inc.               10,850    223
                                                             ------
               Total                                         39,589
                                                             ------

           Telecommunication Services (1.6%)
           ALLTEL Corp.                               38,743  1,961
           AT&T Corp.                                 99,774  1,460
           *AT&T Wireless Services, Inc.             342,716  4,908
           BellSouth Corp.                           230,535  6,045
           CenturyTel, Inc.                           17,500    526
           *Citizens Communications Co.               36,100    437
           *Nextel Communications, Inc. -- Class A   139,433  3,717
           *Qwest Communications International, Inc. 224,220    805
           SBC Communications, Inc.                  416,233 10,094
           Sprint Corp.                              179,211  3,154
           Verizon Communications, Inc.              348,138 12,598
                                                             ------
               Total                                         45,705
                                                             ------

           Utilities (1.2%)
           *The AES Corp.                             80,075    795
           *Allegheny Energy, Inc.                    16,000    247
           Ameren Corp.                               22,933    985
           American Electric Power Co., Inc.          49,720  1,591
           *Calpine Corp.                             52,240    226
           Centerpoint Energy, Inc.                   38,626    444
           Cinergy Corp.                              22,638    860
           *CMS Energy Corp.                          20,600    188
           Consolidated Edison, Inc.                  30,325  1,206
           Constellation Energy Group, Inc.           21,200    803
           Dominion Resources, Inc.                   41,025  2,588
           DTE Energy Co.                             21,750    882
           Duke Energy Corp.                         114,942  2,332
           *Dynegy, Inc. -- Class A                   47,600    203
           Edison International                       40,980  1,048
           Entergy Corp.                              28,891  1,618
           Exelon Corp.                               83,024  2,764
           FirstEnergy Corp.                          41,474  1,552
           FPL Group, Inc.                            23,243  1,486
           KeySpan Corp.                              20,100    738
           Nicor, Inc.                                 5,550    189
           NiSource, Inc.                             33,084    682
           Peoples Energy Corp.                        4,700    198
           *PG&E Corp.                                52,675  1,472
           Pinnacle West Capital Corp.                11,500    464
           PPL Corp.                                  22,333  1,025
           Progress Energy, Inc.                      30,979  1,365
           Public Service Enterprise Group, Inc.      29,740  1,190
           Sempra Energy                              28,859    994
           The Southern Co.                           92,700  2,702
           TECO Energy, Inc.                          23,700    284

                                                 Shares/     Value
            Common Stocks (46.3%)                 $ Par     $ (000)
            --------------------------------------------------------

            Utilities continued
            TXU Corp.                               40,715     1,649
            Xcel Energy, Inc.                       50,170       838
                                                           ---------
                Total                                         35,608
                                                           ---------

                Total Common Stocks
                 (Cost: $745,411)                          1,335,010
                                                           ---------

            Money Market Investments (22.2%)
            --------------------------------------------------------

            Agricultural Services (0.1%)
            (b)Cargill, Inc., 1.44%, 7/1/04      2,870,000     2,870
                                                           ---------
                Total                                          2,870
                                                           ---------

            Asset-Backed Securities (CMO'S) (0.5%)
            (b)Fcar Owner Trust I, 1.3%, 9/2/04 15,000,000    14,964
                                                           ---------
                Total                                         14,964
                                                           ---------

            Autos (0.2%)
            (b)Daimler Chrysler Auto,
             1.07%, 7/2/04                       6,300,000     6,300
                                                           ---------
                Total                                          6,300
                                                           ---------

            Beverages, Malt Beverages (0.5%)
            (b)Coca-Cola Co., 1.08%, 7/8/04     15,000,000    14,997
                                                           ---------
                Total                                         14,997
                                                           ---------

            Diversified Business Finance (0.1%)
            (b)USAA Capital Corp.,
             7.54%, 3/30/05                      3,400,000     3,525
                                                           ---------
                Total                                          3,525
                                                           ---------

            Electrical Equipment and Supplies (0.5%)
            (b)General Electric Capital,
             1.08%, 8/3/04                      15,000,000    14,985
                                                           ---------
                Total                                         14,985
                                                           ---------

            Federal Government & Agencies (2.2%)
            (b)Federal Home Loan Mortgage Co.,
             1.13%, 11/22/04                    15,000,000    14,904
            (b)Federal National Mortgage
             Association, 1.045%, 7/7/04        15,000,000    14,997
            (b)Federal National Mortgage
             Association, 1.055%, 7/21/04       34,200,000    34,180
                                                           ---------
                Total                                         64,081
                                                           ---------

            Finance Lessors (4.8%)
            (b)Preferred Receivable Funding,
             1.25%, 7/26/04                     15,000,000    14,987
            (b)Preferred Receivable Funding,
             1.3%, 7/29/04                      15,000,000    14,985
            (b)Receivable Capital Trust,
             1.08%, 7/9/04                      15,000,000    14,996
            (b)Receivable Capital Trust,
             1.24%, 7/22/04                     15,000,000    14,989
            (b)Thunder Bay Funding, Inc.,
             1.18%, 7/12/04                     15,000,000    14,995
            (b)Thunder Bay Funding, Inc.,
             1.22%, 7/15/04                     15,000,000    14,993

                                                             Balanced Portfolio

 Balanced Portfolio


                                                    Shares/     Value
             Money Market Investments (22.2%)        $ Par     $ (000)
             ---------------------------------------------------------

             Finance Lessors (continued)
             (b)Toyota Motor Credit Corp.,
              1.06%, 7/9/04                        15,000,000   14,997
             (b)Windmill Funding Corp.,
              1.08%, 7/07/04                       15,000,000   14,997
             (b)Windmill Funding Corp.,
              1.10%, 7/13/04                       15,000,000   14,995
                                                               -------
                 Total                                         134,934
                                                               -------

             Finance Services (2.6%)
             (b)Citicorp, 1.13%, 7/26/04           15,000,000   14,988
             (b)Citicorp, 1.28%, 8/3/04            15,000,000   14,982
             (b)The Goldman Sachs Group,
              1.30%, 8/13/04                       30,000,000   29,954
             (b)Merrill Lynch, 1.45%, 7/1/04       15,000,000   15,000
                                                               -------
                 Total                                          74,924
                                                               -------

             Miscellaneous Business Credit Institutions (1.7%)
             (b)Catepillar Financial,
              1.3%, 7/23/04                        15,000,000   14,988
             (b)Catepillar Financial,
              1.32%, 8/5/04                        15,000,000   14,981
             (b)CIT Group, Inc., 1.39%, 2/14/05     5,500,000    5,506
             (b)National Rural Utility,
              1.27%, 7/16/04                       15,000,000   14,992
                                                               -------
                 Total                                          50,467
                                                               -------

             Personal Credit Institutions (4.7%)
             (b)American General Finance,
              1.045%, 7/12/04                      15,000,000   14,994
             (b)CXC Inc., 1.14%, 7/19/04           15,000,000   14,991
             (b)CXC Inc., 1.37%, 8/18/04           15,000,000   14,973
             (b)Delaware Funding, 1.14%, 7/16/04   15,000,000   14,993
             (b)Household Finance Corp.,
              1.32%, 8/17/04                       15,000,000   14,974
             (b)Household Finance Corp.,
              1.33%, 8/20/04                       15,000,000   14,972
             (b)Nestle Capital Corp,.
              1.08%, 8/10/04                       15,000,000   14,982
             (b)New Center Asset Trust,
              1.21%, 8/2/04                        15,000,000   14,984
             (b)New Center Asset Trust,
              1.47%, 9/8/04                        15,000,000   14,959
                                                               -------
                 Total                                         134,822
                                                               -------

             Pharmaceutical Preparations (1.2%)
             (b)Merck & Co., Inc.,
              4.125%, 1/18/05                       4,500,000    4,553
             (b)Pfizer, Inc., 1.23%, 8/6/04        15,000,000   14,982
             (b)Pfizer, Inc., 1.25%, 8/11/04       15,000,000   14,979
                                                               -------
                 Total                                          34,514
                                                               -------

             Security Brokers and Dealers (1.0%)
             (b)Morgan Stanley Dean Witter,
              1.28%, 8/2/04                        15,000,000   14,983
             (b)Morgan Stanley Dean Witter,
              1.30%, 8/10/04                       15,000,000   14,978
                                                               -------
                 Total                                          29,961
                                                               -------

                                                 Shares/      Value
            Money Market Investments (22.2%)      $ Par      $ (000)
            ----------------------------------------------------------

            Short Term Business Credit (2.1%)
             (b)Old Line Funding Corp.,
              1.08%, 7/6/04                     14,945,000     14,943
             (b)Old Line Funding Corp.,
              1.20%, 8/20/04                    15,000,000     14,975
             (b)Sheffield Receivables,
              1.24%, 7/19/04                    15,000,000     14,991
             (b)Sheffield Receivables,
              1.24%, 7/20/04                    15,000,000     14,990
                                                            ---------
                 Total                                         59,899
                                                            ---------

                Total Money Market Investments
                 (Cost: $641,313)                             641,243
                                                            ---------

                Total Investments (110.0%)
                  (Cost $2,601,245)(a)                      3,177,895
                                                            ---------

                Other Assets, Less Liabilities (-10.0%)      (289,439)
                                                            ---------

                Total Net Assets (100.0%)                   2,888,456
                                                            ---------

* Non-Income Producing

 144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities was $32,920, representing 1.14% of net assets.

 IO -- Interest Only Security
 RB -- Revenue Bond

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $2,601,245 and the net unrealized appreciation of investments based on that cost was $576,650 which is comprised of $724,967 aggregate gross unrealized appreciations and $148,317 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                        Unrealized
                                                       Appreciation/
                                  Number of Expiration Depreciation
            Issuer (000's)        Contracts    Date       (000's)
            --------------------------------------------------------
            S&P 500 Index
             Futures                1,034      9/04       $1,715
            (Total Notional Value
             at June 30, 2004,
             $293,078)
            US Long Bond (CBT)
             Commodity Futures      1,129      9/04       $  847
            (Total Notional Value
             at June 30, 2004,
             $119,251)

(d)Defaulted Security
(f)All or a portion of the securities have been segregated as collateral for securities loaned by the portfolio.

    The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio

 High Yield Bond Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                    Shares/   Value
           Bonds (93.4%)                             $ Par   $ (000)
           ---------------------------------------------------------

           Aerospace/Defense (0.4%)
           L-3 Communications Corp.,
            6.125%, 1/15/14                          950,000    907
                                                             ------
               Total Aerospace/Defense                          907
                                                             ------

           Autos/Vehicle Parts (2.9%)
           Collins & Aikman Products,
            10.75%, 12/31/11                       1,125,000  1,131
           Delco Remy International, Inc.,
            9.375%, 4/15/12 144A                     937,000    911
           HLI Operating Co., 10.50%, 6/15/10        601,000    676
           Metaldyne Corp., 10.00%, 11/1/13 144A   1,500,000  1,470
           United Rentals NA, Inc., 6.50%, 2/15/12   938,000    886
           Visteon Corp., 7.00%, 3/10/14             750,000    720
                                                             ------
               Total Autos/Vehicle Parts                      5,794
                                                             ------

           Basic Materials (10.6%)

           Chemicals (5.4%)
           BCP Caylux Holding,
            9.625%, 6/15/14 144A                   1,079,000  1,118
           Huntsman Adv. Materials,
            11.00%, 7/15/10 144A                   1,140,000  1,285
           Huntsman LLC, 11.625%, 10/15/10           750,000    829
           Huntsman LLC, 11.50%, 7/15/12 144A      1,125,000  1,139
           Invista, 9.25%, 5/1/12 144A             1,250,000  1,256
           Koppers, Inc., 9.875%, 10/15/13         1,125,000  1,232
           NOVA Chemicals, Ltd., 6.50%, 1/15/12      938,000    924
           Rockwood Specialties Group, Inc.,
            10.265%, 5/15/11                       1,725,000  1,837
           Terra Capital Corp., 11.50%, 6/1/10     1,050,000  1,150
                                                             ------
               Total                                         10,770
                                                             ------

           Metals/Mining (2.0%)
           CSN Islands VIII Corp.,
            9.75%, 12/16/13 144A                     750,000    671
           Ispat Inland ULC, 9.75%, 4/1/14 144A      937,000    965
           Texas Industries, Inc., 10.25%, 6/15/11   725,000    808
           Wise Metals Group LLC,
            10.25%, 5/15/12 144A                   1,585,000  1,625
                                                             ------
               Total                                          4,069
                                                             ------

           Packaging/Containers (1.9%)
           (e) Consolidated Container, Co.         1,125,000    855
           Crown European Holdings SA,
            9.50%, 3/1/11                            550,000    600
           Owens Brockway Glass Container,
            8.75%, 11/15/12                          775,000    841
           Owens Brockway Glass Container,
            8.25%, 5/15/13                           725,000    749
           Pliant Corp., 11.125%, 9/1/09             740,000    792
                                                             ------
               Total                                          3,837
                                                             ------

                                                      Shares/   Value
          Bonds (93.4%)                                $ Par   $ (000)
          ------------------------------------------------------------

          Paper & Forest Products (1.3%)
          Abitibi-Consolidated, Inc.,
           7.75%, 06/15/11 144A                      1,172,000  1,170
          Appleton Papers, Inc.,
           8.125%, 6/15/11 144A                        656,000    664
          Appleton Papers, Inc.,
           9.75%, 6/15/14 144A                         750,000    752
                                                               ------
              Total                                             2,586
                                                               ------

              Total Basic Materials                            21,262
                                                               ------

          Builders/Building Materials (2.9%)

          Building Materials (1.1%)
          Integrated Electrical Services, Inc.,
           9.375%, 2/1/09                            1,450,000  1,497
          (e) Nortek Holdings, Inc.
           10.00%, 5/15/11 144A                        950,000    760
                                                               ------
              Total                                             2,257
                                                               ------

          Home Builders (1.8%)
          Hovnanian Enterprises,
           6.375%, 12/15/14 144A                       940,000    860
          Technical Olympic USA, Inc.,
           9.00%, 7/1/10                               750,000    769
          Technical Olympic USA, Inc.,
           7.50%, 3/15/11                            1,125,000  1,046
          William Lyon Homes.,
           7.50%, 2/15/14 144A                       1,125,000  1,046
                                                               ------
              Total                                             3,721
                                                               ------

              Total Builders/Building Materials                 5,978
                                                               ------

          Capital Goods (7.7%)
          AEARO CO., 8.25%, 4/15/12 144A             1,125,000  1,148
          Amsted Industries, Inc.,
           10.25%, 10/15/11 144A                     1,825,000  1,979
          Bombardier Recreational,
           8.375%, 12/15/13 144A                     1,350,000  1,340
          Columbus McKinnon Corp.,
           10.00%, 8/1/10                              925,000    981
          Communications & Power Ind.,
           8.00%, 2/1/12                             1,125,000  1,125
          DA-Lite Screen Co. Inc.,
           9.50%, 5/15/11 144A                       1,050,000  1,092
          General Cable Corp., 9.50%, 11/15/10       1,325,000  1,424
          ITRON, Inc., 7.75%, 5/15/12 144A           1,125,000  1,128
          Mueller Group, Inc., 10.00%, 5/1/12 144A     300,000    312
          Rexnord Corp., 10.125%, 12/15/12             750,000    825
          Superior Essx Com & Essx Group,
           9.00%, 4/15/12 144A                       1,875,000  1,790
          Terex Corp. 7.375%, 1/15/14                  710,000    696
          Trimas Corp., 9.875%, 6/15/12                975,000  1,034
          Trinity Industries LE, 6.50%, 3/15/14 144A   938,000    858
                                                               ------
              Total Capital Goods                              15,732
                                                               ------

                                                      High Yield Bond Portfolio

 High Yield Bond Portfolio


                                                      Shares/   Value
          Bonds (93.4%)                                $ Par   $ (000)
          ------------------------------------------------------------

          Consumer Products/Retailing (10.0%)

          Consumer Products (4.0%)
          American Achievement Corp.,
           8.25%, 4/1/12 144A                          750,000    761
          Ames True Temper, Inc.,
           10.00%, 7/15/12 144A                      1,314,000  1,317
          Amscan Holdings, Inc.,
           8.75%, 5/1/14 144A                          936,000    920
          Jafra Cosmetics, 10.75%, 5/15/11           1,100,000  1,227
          (e)Jostens Holding Corp., 10.25%, 12/1/13    925,000    629
          Playtex Products, Inc., 9.375%, 6/1/11     1,500,000  1,459
          Samsonite Corp., 8.875%, 6/1/11 144A         872,000    903
          Sealy Mattress Co., 8.25%, 6/15/14 144A      650,000    653
                                                               ------
              Total                                             7,869
                                                               ------

          Retail Food & Drug (1.3%)
          Delhaize America, Inc., 9%, 4/15/31          950,000  1,045
          Stater Brothers Holdings,
           8.125%, 6/15/12 144A                      1,640,000  1,646
                                                               ------
              Total                                             2,691
                                                               ------

          Retail Stores (2.7%)
          Cole National Group, 8.875%, 5/15/12       1,000,000  1,068
          Couche-Tard US, 7.50%, 12/15/13            1,525,000  1,525
          Finlay Fine Jewelry Corp.,
           8.375%, 6/1/12 144A                         937,000    972
          Toys "R" Us, 7.875%, 4/15/13               1,875,000  1,881
                                                               ------
              Total                                             5,446
                                                               ------

          Textile/Apparel (2.0%)
          Oxford Industries, Inc.,
           8.875%, 6/1/11 144A                       1,050,000  1,108
          Perry Ellis International, Inc.,
           8.875%, 9/15/13                             750,000    774
          Phillips Van Heusen,
           7.25%, 2/15/11 144A                       1,125,000  1,131
          Tommy Hilfiger USA, Inc.,
           6.85%, 6/1/08                             1,095,000  1,096
                                                               ------
              Total                                             4,109
                                                               ------

              Total Consumer Products/Retailing                20,115
                                                               ------

          Energy (7.2%)

          Gas Pipelines/Oil Field Services (1.8%)
          Hanover Equipment Trust 01 A,
           0.00%, 3/31/07                              750,000    593
          Hanover Equipment Trust, 8.75% 9/1/11        975,000  1,043
          Parker Drilling Co., 9.625%, 10/1/13       1,125,000  1,167
          Pride International, Inc., 7.375%, 7/15/14
           144A                                        900,000    909
                                                               ------
              Total                                             3,712
                                                               ------

          Oil & Gas Exploration/Production (4.8%)
          Chesapeake Energy Corp.,
           7.50%, 6/15/14 144A                       1,407,000  1,449
          Compton Pete Corp., 9.90%, 5/15/09           750,000    819
          Comstock Resources, Inc.,
           6.875%, 3/1/12                            1,310,000  1,245

                                                    Shares/   Value
           Bonds (93.4%)                             $ Par   $ (000)
           ---------------------------------------------------------

           Oil & Gas Exploration/Production continued
           EXCO Resources, Inc., 7.25%, 1/15/11    1,125,000  1,142
           Hilcorp Energy, 10.50%, 9/1/10 144A     2,100,000  2,273
           KCS Energy, Inc., 7.125%, 4/1/12 144A     750,000    746
           Range Resources Corp., 7.375%, 7/15/13    775,000    771
           Range Resources Corp.,
            7.375%, 7/15/13 144A                     300,000    299
           Whiting Petroleum Corp.,
            7.25%, 5/1/12 144A                       937,000    928
                                                             ------
               Total                                          9,672
                                                             ------

           Oil Refining & Marketing (0.6%)
           Citgo Petroleum Corp., 11.375%, 2/1/11  1,100,000  1,276
                                                             ------
               Total                                          1,276
                                                             ------

               Total Energy                                  14,660
                                                             ------

           Financials (3.3%)

           Banking/Savings and Loan (0.3%)
           Western Financial Bank-FSB,
            9.625%, 5/15/12                          625,000    688
                                                             ------
               Total                                            688
                                                             ------

           Financials Services (1.9%)
           Dollar Financial Group, 9.75%, 11/15/11 1,125,000  1,176
           E*Trade Financial Corp., 8.00%, 6/15/11
            144A                                     750,000    746
           IOS Capital LLC, 7.25%, 6/30/08            99,000    102
           LaBranche and Co., 11.00%, 5/15/12
            144A                                     936,000    964
           LaBranche and Co., 9.50%, 5/15/09 144A    937,000    946
                                                             ------
               Total                                          3,934
                                                             ------

           Insurance (1.1%)
           Crum and Forster Holding Corp.,
            10.375%, 6/15/13                         925,000  1,008
           Fairfax Financial Holdings,
            7.375%, 3/15/06                        1,125,000  1,170
                                                             ------
               Total                                          2,178
                                                             ------

               Total Financials                               6,800
                                                             ------

           Foods (5.5%)

           Food/Beverage/Tobacco (4.0%)
           Gold Kist, Inc., 10.25%, 3/15/14 144A     930,000  1,009
           Merisant Co., 9.50%, 7/15/13 144A       1,125,000  1,198
           North Atlantic Trading Co.,
            9.25%, 3/1/12 144A                     1,500,000  1,451
           Pinnacle Foods Holding,
            8.25%, 12/1/13 144A                    1,325,000  1,279
           RJ Reynolds Tobacco Holdings,
            7.25%, 6/1/12                          1,500,000  1,455
           Standard Commercial Corp.,
            8.00%, 4/15/12 144A                      625,000    613
           (e)Tabletop Holdings,
            12.25%, 5/15/14 144A                   1,875,000  1,144
                                                             ------
               Total                                          8,149
                                                             ------

High Yield Bond Portfolio

 High Yield Bond Portfolio


                                                    Shares/   Value
           Bonds (93.4%)                             $ Par   $ (000)
           ---------------------------------------------------------

           Restaurants (1.5%)
           Friendly Ice Cream Corp.,
            8.375%, 6/15/12 144A                   1,125,000  1,091
           O'Charleys, Inc., 9.00%, 11/1/13          719,000    744
           VICORP RESTAURANTS INC.,
            10.50%, 4/15/11 144A                   1,200,000  1,194
                                                             ------
               Total                                          3,029
                                                             ------

               Total Foods                                   11,178
                                                             ------

           Gaming/Leisure/Lodging (8.4%)

           Gaming (5.8%)
           American Casino & Entertainment.,
            7.85%, 2/1/12 144A                       975,000    990
           Aztar Corp., 7.875%, 6/15/14 144A         750,000    758
           Boyd Gaming Corp., 6.75%, 4/15/14
            144A                                     563,000    531
           (d)Hollywood Casino Shreveport, 13.00%,
            8/1/06                                   700,000    525
           Inn of the Mountain Gods.,
            12.00%, 11/15/10 144A                  1,500,000  1,664
           Jacobs Entertainment, Inc.,
            11.875%, 2/01/09                         675,000    743
           Majestic Star Casino LLC,
            9.50%, 10/15/10                        1,125,000  1,131
           MGM Mirage, Inc., 5.875%, 2/27/14
            144A                                     508,000    460
           Resort Intl. Hotel/Casino,
            11.50%, 3/15/09                        1,000,000  1,130
           River Rock Entertainment,
            9.75%, 11/1/11                         1,125,000  1,226
           Seneca Gaming Corp., 7.25%, 5/1/12
            144A                                     655,000    654
           Station Casinos, Inc., 6.00%, 4/1/12      750,000    726
           Wheeling Island Gaming,
            10.125%, 12/15/09                      1,125,000  1,193
                                                             ------
               Total                                         11,731
                                                             ------

           Leisure (2.2%)
           AMC Entertainment, Inc., 9.875%, 2/1/12 1,500,000  1,574
           Royal Caribbean Cruises,
            6.875%, 12/1/13                        1,500,000  1,483
           Universal City Development Corp.,
            11.75%, 4/1/10                         1,250,000  1,447
                                                             ------
               Total                                          4,504
                                                             ------

           Lodging (0.4%)
           Host Marriot LP, 7.125%, 11/1/13          750,000    735
                                                             ------
               Total                                            735
                                                             ------

               Total Gaming/Leisure/Lodging                  16,970
                                                             ------

           Health Care/Pharmaceuticals (6.1%)
           Ameripath, Inc., 10.50%, 4/1/13           700,000    707
           General Nutrition Center,
            8.5%, 12/1/10 144A                       750,000    778
           Genesis HealthCare Corp.,
            8.00%, 10/15/13 144A                     750,000    765

                                                     Shares/   Value
           Bonds (93.4%)                              $ Par   $ (000)
           ----------------------------------------------------------

           Health Care/Pharmaceuticals continued
           Iasis Healthcare Corp.,
            8.75%, 06/15/14 144A                    1,172,000  1,198
           Medcath Holdings Corp.,
            9.875%, 7/15/12 144A                    1,312,000  1,326
           Medical Device Manufacturing, Inc.,
            10.00%, 7/15/12 144A                    1,125,000  1,148
           Quintiles Transnational, 10.00%, 10/1/13 1,125,000  1,114
           Senior Housing Property Trust,
            7.875%, 4/15/15                           800,000    818
           Tenet Healthcare Corp.,
            9.875%, 7/1/14 144A                       750,000    763
           Triad Hospitals, Inc., 7.00%, 5/15/12      937,000    944
           Universal Hospital Service,
            10.125%, 11/1/11                          750,000    761
           Valeant Pharmaceuticals,
            7.00%, 12/15/11 144A                    1,350,000  1,316
           Ventas Realty LTD. Partnership,
            9.00%, 5/1/12                             750,000    821
                                                              ------
               Total Health Care/Pharmaceuticals              12,459
                                                              ------

           Media (8.4%)

           Cable/Satellite (5.3%)
           Cablevision Systems Corp.,
            8.00%, 4/15/12 144A                     1,875,000  1,847
           Charter Communications OPT LLC/Cap,
            8.00%, 4/30/12 144A                     1,500,000  1,451
           CSC Holdings, Inc., 6.75%, 4/15/12
            144A                                      565,000    542
           Echostar Corp., 6.375%, 10/1/11          1,875,000  1,847
           Insight Midwest, 9.75%, 10/1/09            950,000  1,002
           Kabel Deutschland GMBH,
            10.625%, 7/1/14 144A                    1,875,000  1,927
           MediaCom LLC, 9.50%, 1/15/13             1,500,000  1,448
           NTL Cable PLC, 8.75%, 4/15/14 144A         750,000    769
                                                              ------
               Total                                          10,833
                                                              ------

           Publishing (3.1%)
           American Media, Inc., 8.875%, 1/15/11    1,125,000  1,088
           Dex Media Inc. 8.00%, 11/15/13 144A      1,125,000  1,080
           Dex Media West, LLC, 9.875%, 8/15/13     1,100,000  1,207
           Primedia, Inc., 7.625%, 4/1/08             375,000    371
           Reader's Digest Association, Inc.,
            6.50%, 3/1/11                             940,000    918
           Vertis, Inc., 10.875%, 6/15/09             655,000    704
           Von Hoffman Corp., 10.25%, 3/15/09         825,000    849
                                                              ------
               Total                                           6,217
                                                              ------

               Total Media                                    17,050
                                                              ------

           Real Estate (0.7%)
           LNR Property Corp., 7.25%, 10/15/13        750,000    731
           Omega Healthcare Investors,
            7.00%, 4/1/14 144A                        750,000    709
                                                              ------

               Total Real Estate                               1,440
                                                              ------

                                                      High Yield Bond Portfolio

 High Yield Bond Portfolio


                                                     Shares/   Value
          Bonds (93.4%)                               $ Par   $ (000)
          -----------------------------------------------------------

          Services (3.9%)

          Environmental Services (1.1%)
          Allied Waste North America.,
           5.75%, 2/15/11 144A                        750,000    711
          MSW Energy Holdings, 8.50%, 9/1/10          925,000    978
          Waste Services, Inc.,
           9.50%, 4/15/14 144A                        624,000    640
                                                              ------
              Total                                            2,329
                                                              ------

          Services-Other (2.8%)
          Buhrmann U.S., Inc., 8.25%, 07/01/14 144A   937,000    935
          Coinmach Corp., 9.00%, 2/1/10             1,500,000  1,503
          Kindercare Learning Centers,
           9.50%, 2/15/09                           1,017,000  1,032
          Memberworks, Inc., 9.25%, 4/1/14 144A     1,125,000  1,074
          Petro Stopping Center,
           9.00%, 2/15/12 144A                      1,125,000  1,114
                                                              ------
              Total                                            5,658
                                                              ------

              Total Services                                   7,987
                                                              ------

          Technology (1.1%)
          Amkor Technologies, Inc.,
           7.125%, 3/15/11 144A                     1,125,000  1,055
          Xerox Corp., 7.125%, 6/15/10              1,125,000  1,147
                                                              ------
              Total Technology                                 2,202
                                                              ------

          Telecommunications (6.4%)

          Telecommunications-Wireline (1.6%)
          MCI, Inc., 5.908%, 5/1/07                   415,000    403
          MCI, Inc., 6.688%, 5/1/09                   648,000    599
          Qwest Communications International,
           7.50%, 11/1/08 B                           375,000    345
          Qwest Communications,
           7.25%, 2/15/11 144A                      1,125,000  1,049
          Qwest Communications, Inc.,
           12/15/10, 13.50% 144A                      795,000    924
                                                              ------
              Total                                            3,320
                                                              ------

          Telecommunications-Wirleless (4.8%)
          ACC Escrow Corp., 10.00%, 8/1/11          1,150,000    992
          Alamosa Delaware, Inc.,
           8.50%, 1/31/12 144A                      1,500,000  1,470
          Centennial Communications,
           8.125%, 2/1/14 144A                      1,125,000  1,043
          Nextel Communications,
           6.875%, 10/31/13                         1,675,000  1,660
          Nextel Communications, 5.95%, 3/15/14       750,000    690
          Rogers Wireless, Inc.,
           6.375%, 3/1/14 144A                      1,875,000  1,726
          Triton PCS, 8.75%, 11/15/11                 925,000    763
          US Unwired, Inc., 10.00%, 06/15/12 144A   1,312,000  1,325
                                                              ------
              Total                                            9,669
                                                              ------

              Total Telecommunications                        12,989
                                                              ------

                                                    Shares/   Value
           Bonds (93.4%)                             $ Par   $ (000)
           ---------------------------------------------------------

           Transportation (4.1%)
           (d)American Commercial Lines LLC,
            11.25%, 1/1/08                           551,186     289
           CHC Helicopter Corp.,
            7.375%, 5/1/14 144A                      874,000     859
           Laidlaw International, Inc.,
            10.75%, 6/15/11                        1,275,000   1,391
           Omni Corp., 7.625%, 12/1/13             1,125,000   1,103
           Railamerica Transportation Corp.,
            12.875%, 8/15/10                       1,400,000   1,602
           Ship Finance International, LTD.,
            8.50%, 12/15/13 144A                   1,100,000   1,062
           Stena AB, 9.625%, 12/1/12               1,075,000   1,193
           TFM SA DE C V, 12.50%, 6/15/12            750,000     799
                                                             -------
               Total Transportation                            8,298
                                                             -------

           Utilities (3.8%)
           AES Corp., 8.75%, 5/15/13 144A            375,000     402
           AES Corp., 9.00%, 5/15/15 144A            900,000     964
           Calpine Corp., 8.50%, 7/15/10 144A        748,000     619
           CMS Energy Corp., 7.75%, 8/1/10 144A    1,250,000   1,243
           Midwest Generation LLC,
            8.75%, 5/1/34 144A                       450,000     455
           Nevada Power Co., 8.25%, 6/1/11           750,000     784
           NRG Energy, Inc., 8.00%, 12/15/13 144A    900,000     909
           Reliant Resources, Inc., 9.50%, 7/15/13 1,150,000   1,239
           Sierra Pacific Resources,
            8.625%, 3/15/14 144A                   1,125,000   1,097
                                                             -------
               Total Utilities                                 7,712
                                                             -------

               Total Bonds (Cost: $186,353)                  189,533
                                                             -------

           Preferred Stocks (0.0%)
           ---------------------------------------------------------

           Media (0.0%)
           PTV Inc.                                       23       0
                                                             -------
               Total Media                                         0
                                                             -------

           Transportation (0.0%)
           (c)American Commercial Lines LLC            4,948       3
                                                             -------
               Total Preferred Stocks
                (Cost: $310)                                       3
                                                             -------

           Common Stocks and Warrants (0.1%)
           ---------------------------------------------------------

           Gaming/Leisure/Lodging (0.0%)
           *La Quinta Corp.                           11,117      93
                                                             -------
               Total Gaming/Leisure/Lodging                       93
                                                             -------

           Media (0.0%)
           NTL, Inc.                                      12       0
                                                             -------
               Total Media                                         0
                                                             -------

           Telecommunications (0.0%)
           American Tower Corporation-Warrants         2,900      55
           Horizon PCS, Inc. -- Warrant 144A           2,000       0
           IWO Holdings, Inc. 144A                     1,150       0
                                                             -------
               Total Telecommunications                           55
                                                             -------

High Yield Bond Portfolio

 High Yield Bond Portfolio


                                                    Shares/   Value
           Common Stocks and Warrants (0.1%)         $ Par   $ (000)
           ----------------------------------------------------------

           Transportation (0.1%)
           Railamerica Transportation Corpo.           1,400     122
                                                             -------
               Total Transportation                              122
                                                             -------

               Total Common Stocks and
                Warrants (Cost: $456)                            270
                                                             -------

           Money Market Investments (7.0%)
           ----------------------------------------------------------

           Agricultural Services (3.1%)
           Cargill, Inc., 1.44%, 7/1/04            6,300,000   6,300
                                                             -------
               Total Agricultural Services                     6,300
                                                             -------

           Short Term Business Credit (3.9%)
           Sheffield Receivables,
            1.24%, 7/20/04                         8,000,000   7,995
                                                             -------
               Total Short Term Business Credit                7,995
                                                             -------

               Total Money Market Investments
                (Cost: $14,295)                               14,295
                                                             -------

               Total Investments (100.5%) (Cost
                $201,414)(a)                                 204,101
                                                             -------

               Other Assets, Less Liabilities (-0.5%)           (948)
                                                             -------

               Total Net Assets (100.0%)                     203,153
                                                             -------

* Non-Income Producing

 144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities was $94,341, representing 46.44% of net assets.

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $201,414 and the net unrealized appreciation of investments based on that cost was $2,687 which is comprised of $6,298 aggregate gross unrealized appreciations and $3,611 aggregate gross unrealized depreciation.

(c)PIK -- Payment In Kind

(d)Defaulted Security

(e)Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.


    The Accompanying Notes are an Integral Part of the Financial Statements

                                                      High Yield Bond Portfolio

 Select Bond Portfolio


Northwestern Mutual Series Funds
Schedule of Investments
June 30, 2004 (unaudited)

                                                     Shares/   Value
           Revenue Bonds (0.4%)                       $ Par   $ (000)
           ----------------------------------------------------------

           Municipal Bonds -- Revenue (0.4%)
           Nashville & Davidson County, Tennessee
            Health and Educational Facilities Board
            of The Metropolitan Government,
            0.00%, 6/1/21, RB                       6,500,000  2,634
                                                              ------
               Total Revenue Bonds
                (Cost: $2,777)                                 2,634
                                                              ------

           Corporate Bonds (32.7%)
           ----------------------------------------------------------

           Aerospace-Defense (0.7%)
           Lockheed Martin Corp.,
            8.20%, 12/1/09                          3,850,000  4,512
                                                              ------
               Total                                           4,512
                                                              ------

           Auto Related (2.5%)
           American Honda Finance,
            4.50%, 5/26/09 144A                     4,120,000  4,123
           Toyota Motor Credit Corp.,
            2.70%, 1/30/07                          2,500,000  2,459
           Toyota Motor Credit Corp.,
            2.875%, 8/1/08                          1,190,000  1,137
           Toyota Motor Credit Corp.,
            4.35%, 12/15/10                         3,180,000  3,134
           Toyota Motor Credit Corp.,
            5.65%, 1/15/07                          4,000,000  4,207
                                                              ------
               Total                                          15,060
                                                              ------

           Beverages, Malt Beverages (2.6%)
           Anheuser-Busch Companies, Inc.,
            7.00%, 12/1/25                          4,200,000  4,466
           Anheuser-Busch Companies, Inc.,
            7.50%, 3/15/12                            378,000    441
           Coca-Cola Enterprises, Inc.,
            5.25%, 5/15/07                          5,000,000  5,239
           Coca-Cola Enterprises, Inc.,
            5.375%, 8/15/06                         1,500,000  1,567
           Coca-Cola Enterprises, Inc.,
            5.75%, 3/15/11                          4,000,000  4,250
                                                              ------
               Total                                          15,963
                                                              ------

           Broad Woven Fabric Mills, Manmade (0.1%)
           (c)Polysindo International Finance,
            11.375%, 6/15/06                        4,200,000    378
                                                              ------
               Total                                             378
                                                              ------

           Brokers (0.6%)
           Credit Suisse First Boston USA, Inc.,
            4.70%, 6/1/09                           3,900,000  3,911
                                                              ------
               Total                                           3,911
                                                              ------

           Commercial Banks (4.2%)
           Bank of America Corp., 5.375%, 6/15/14     740,000    733
           Bank of America Corp., 7.40%, 1/15/11    1,133,000  1,284
           Bank One Corp., 5.25%, 1/30/13           4,000,000  3,934

                                                      Shares/   Value
          Corporate Bonds (32.7%)                      $ Par   $ (000)
          ------------------------------------------------------------

          Commercial Banks continued
          HBOS Treasury Services PLC,
           3.75%, 9/30/08 144A                       4,100,000  4,038
          Rabobank Capital Fund II,
           5.26%, 12/31/13 144A                      3,700,000  3,580
          RBS Capital Trust II, 6.425%, 1/3/34       5,320,000  5,094
          Supra-National Agency, 0.00%, 3/1/28
           MTNB                                      7,100,000  1,659
          UnionBanCal Corp., 5.25%, 12/16/13           500,000    492
          Wells Fargo & Co., 3.125%, 4/1/09          5,000,000  4,747
                                                               ------
              Total                                            25,561
                                                               ------

          Commercial Physical Research (0.8%)
          Monsanto Co., 7.375%, 8/15/12              4,100,000  4,634
                                                               ------
              Total                                             4,634
                                                               ------

          Computer and Other Data Processing Service (0.9%)
          Gtech Holdings Corp., 4.75%, 10/15/10      5,510,000  5,396
                                                               ------
              Total                                             5,396
                                                               ------

          Crude Petroleum and Natural Gas (0.5%)
          Occidental Petroleum, 8.45%, 2/15/29       1,430,000  1,820
          Occidental Petroleum, 10.125%, 9/15/09     1,000,000  1,242
                                                               ------
              Total                                             3,062
                                                               ------

          Electrical Equipment and Supplies (0.7%)
          Cooper Industries, Inc., 5.50%, 11/1/09    4,000,000  4,181
                                                               ------
              Total                                             4,181
                                                               ------

          Fire, Marine and Casualty Insurance (3.0%)
          Berkley (WR) Corp., 5.875%, 2/15/13        2,750,000  2,807
          Berkley (WR) Corp., 9.875%, 5/15/08        2,860,000  3,381
          Berkshire Hathaway, Inc., 4.625%, 10/15/13 6,880,000  6,576
          Progressive Corp., 6.25%, 12/1/32          4,215,000  4,204
          Progressive Corp., 6.375%, 1/15/12         1,415,000  1,525
                                                               ------
              Total                                            18,493
                                                               ------

          Measuring and Controlling Devices (0.4%)
          Rockwell Automation, Inc.,
           6.70%, 1/15/28                            2,280,000  2,432
                                                               ------
              Total                                             2,432
                                                               ------

          Medical and Hospital Equipment (1.0%)
          Astrazeneca PLC, 5.40%, 6/1/14             3,570,000  3,611
          Johnson & Johnson, Inc., 6.95%, 9/1/29     2,200,000  2,520
                                                               ------
              Total                                             6,131
                                                               ------

          Miscellaneous Business Credit Institutions (0.2%)
          Textron Financial Corp., 2.75%, 6/1/06     1,300,000  1,289
                                                               ------
              Total                                             1,289
                                                               ------

          Motors and Generators (0.2%)
          Emerson Electric Co., 4.50%, 5/1/13          655,000    625
          Emerson Electric Co., 5.75%, 11/1/11         796,000    841
                                                               ------
              Total                                             1,466
                                                               ------

Select Bond Portfolio

 Select Bond Portfolio


                                                    Shares/   Value
           Corporate Bonds (32.7%)                   $ Par   $ (000)
           ---------------------------------------------------------

           Office Machines (0.4%)
           Pitney Bowes Credit Corp.,
            5.75%, 8/15/08                         2,250,000  2,389
                                                             ------
               Total                                          2,389
                                                             ------

           Oil and Gas Extraction (0.7%)
           ChevronTexaco Corp., 6.625%, 10/1/04    4,500,000  4,553
                                                             ------
               Total                                          4,553
                                                             ------

           Pharmaceutical Preparations (5.2%)
           Abbott Laboratories, 3.75%, 3/15/11     2,480,000  2,352
           GlaxoSmithKline Capital, Inc.,
            4.375%, 4/15/14                        7,770,000  7,267
           Johnson & Johnson, Inc., 3.80%, 5/15/13 2,900,000  2,663
           Johnson & Johnson, Inc., 4.95%, 5/15/33 3,300,000  2,892
           Johnson & Johnson, Inc., 6.625%, 9/1/09 2,750,000  3,065
           Merck & Co., Inc., 6.40%, 3/1/28        1,100,000  1,162
           Merck & Co., Inc. 5.95%, 12/1/28        4,841,000  4,848
           Pfizer, Inc., 5.625%, 2/1/06            1,875,000  1,957
           Pfizer, Inc., 5.625%, 4/15/09           1,100,000  1,161
           Pfizer, Inc., 4.50% 2/15/14             5,300,000  5,073
                                                             ------
               Total                                         32,440
                                                             ------

           Radio, TV Electronic Stores (1.2%)
           RadioShack Corp., 6.95%, 9/1/07         1,500,000  1,633
           RadioShack Corp., 7.375%, 5/15/11       4,885,000  5,512
                                                             ------
               Total                                          7,145
                                                             ------

           Real Estate Investment Trusts (0.8%)
           ERP Operating LP, 4.75%, 6/15/09        1,250,000  1,251
           First Industrial LP, 5.25%, 6/15/09     1,275,000  1,284
           Vornado Realty Trust, 4.75%, 12/1/10    2,520,000  2,443
                                                             ------
               Total                                          4,978
                                                             ------

           Retail-Retail Stores (2.7%)
           Fortune Brands, Inc., 4.875%, 12/1/13   1,370,000  1,338
           LB Mortgage Trust, Series 1991-2,
            Class A3, 8.39%, 1/20/17               6,018,006  6,705
           Limited Brands, Inc., 6.125%, 12/1/12   1,040,000  1,090
           Limited Brands, Inc., 6.95%, 3/1/33     4,526,000  4,740
           VF Corp., 6.00%, 10/15/33               2,850,000  2,721
                                                             ------
               Total                                         16,594
                                                             ------

           Savings Institutions Except Federal (0.4%)
           U.S. Central Credit Union,
            2.75%, 5/30/08                         2,600,000  2,483
                                                             ------
               Total                                          2,483
                                                             ------

           Security Brokers and Dealers (0.7%)
           Goldman Sachs Group, Inc.,
            5.15%, 1/15/14                         4,500,000  4,321
                                                             ------
               Total                                          4,321
                                                             ------

           Steel Wire and Related Products (0.6%)
           Hubbell, Inc., 6.375%, 5/15/12          3,200,000  3,384
                                                             ------
               Total                                          3,384
                                                             ------

                                                   Shares/    Value
            Corporate Bonds (32.7%)                 $ Par    $ (000)
            --------------------------------------------------------

            Toilet Preparations (1.3%)
            Estee Lauder, Inc., 5.75%, 10/15/33    5,400,000   5,136
            The Gillette Co., 2.50%, 6/1/08        3,300,000   3,141
                                                             -------
                Total                                          8,277
                                                             -------

            Wines and Distilled Beverages (0.3%)
            Brown Forman Corp., 3.00%, 3/15/08     1,750,000   1,691
                                                             -------
                Total                                          1,691
                                                             -------

                Total Corporate Bonds
                 (Cost: $203,870)                            200,724
                                                             -------

            Government (Domestic and Foreign)
            and Agency Bonds (41.1%)
            --------------------------------------------------------

            Federal Government & Agencies (41.1%)
            Aid-Israel, 0.00%, 11/1/24             8,900,000   2,685
            Aid-Israel, 5.50%, 3/18/33             3,700,000   3,608
            Federal Home Loan Bank, 5.54%, 1/8/09  3,700,000   3,928
            Federal Home Loan Mortgage Corp.,
             7.50%, 10/1/27                          723,197     781
            Housing & Urban Development,
             6.08%, 8/1/13                         4,000,000   4,283
            Housing & Urban Development,
             6.17%, 8/1/14                         3,000,000   3,201
            Quebec Province, 4.875%, 5/5/14        3,580,000   3,484
            Rural Housing Trust 1987-1, Series 1,
             Class D, 6.33%, 4/1/26                  316,681     317
            State of Israel, 7.25%, 12/15/28       3,465,000   3,665
            US Treasury, 1.125%, 6/30/05           1,225,000   1,214
            US Treasury, 1.625%, 3/31/05           2,830,000   2,824
            US Treasury, 1.625%, 4/30/05           1,770,000   1,765
            US Treasury, 1.625%, 9/30/05           2,135,000   2,119
            US Treasury, 1.75%, 12/31/04           2,000,000   2,001
            US Treasury, 2.00%, 5/15/06            1,850,000   1,828
            (f)US Treasury, 2.25%, 2/15/07         5,100,000   5,001
            (f)US Treasury, 2.375%, 8/15/06        2,225,000   2,206
            US Treasury, 2.625%, 5/15/08           9,495,000   9,197
            (f)US Treasury, 3.00%, 11/15/07       14,510,000  14,373
            (f)US Treasury, 3.00%, 2/15/08        38,530,000  37,999
            US Treasury, 3.00%, 2/15/09              595,000     577
            US Treasury, 3.125%, 9/15/08           1,085,000   1,065
            US Treasury, 3.25%, 8/15/07            6,060,000   6,065
            US Treasury, 3.375%, 11/15/08          1,915,000   1,894
            US Treasury, 4.75%, 5/15/14              630,000     637
            US Treasury, 5.00%, 8/15/11            1,000,000   1,044
            (f)US Treasury, 5.375%, 2/15/31        9,570,000   9,652
            US Treasury, 6.50%, 5/15/05           50,470,000  52,402
            US Treasury, 6.50%, 10/15/06          25,000,000  26,987
            US Treasury Inflation Index Bond,
             3.375%, 1/15/07                       4,843,211   5,188
            US Treasury Inflation Index Bond,
             3.625%, 1/15/08                      27,692,966  30,264
            US Treasury Inflation Index Bond,
             3.875%, 4/15/29                       4,974,138   6,343
            US Treasury Stripped, 0.00%, 5/15/30  19,420,000   4,629
                                                             -------

                Total Government (Domestic
                 and Foreign) Bonds
                 (Cost: $251,713)                            253,226
                                                             -------

                                                          Select Bond Portfolio

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
          Mortgage-Backed and Asset Backed           Shares/    Value
          Securities (21.1%)                          $ Par    $ (000)
          ------------------------------------------------------------

          Asset-Backed Securities (CMO'S) (0.3%)
          The Equitable Life Assurance Society,
           Series 174, Class C1, 7.52%, 5/15/06
           144A                                      2,000,000  2,137
                                                               ------
              Total                                             2,137
                                                               ------

          Boat Dealers (0.0%)
          Nationscredit Grantor Trust, Series
           1997-2, Class A1, 6.35%, 4/15/14            221,829    227
                                                               ------
              Total                                               227
                                                               ------

          Commercial Mortgages (5.5%)
          Asset Securitization Corp., Series 1997-
           D5, Class PS1, 1.62%, 2/14/43 IO         10,554,912    534
          Chase Commercial Mortgage
           Securities Corp., Series 1997-1,
           Class B, 7.37%, 4/19/07                   1,000,000  1,090
          Chase Commercial Mortgage
           Securities Corp., Series 1997-2,
           Class A2, 6.60%,                          4,608,181  4,879
          Chase Commercial Mortgage
           Securities Corp., Series 1997-2,
           Class B, 6.60%, 11/19/07                  2,000,000  2,150
          Commercial Mortgage Acceptance
           Corp., Series 1997-ML1, Class B,
           6.64%, 12/15/30                           2,000,000  2,157
          Credit Suisse First Boston Mortgage
           Securities Corp., Series 1997-C1,
           Class A2, 7.26%, 6/20/29 144A             1,266,065  1,366
          Credit Suisse First Boston Mortgage
           Securities Corp., Series 1997-C1,
           Class B, 7.28%, 6/20/29 144A              1,500,000  1,633
          Criimi Mae Commercial Mortgage
           Trust, Series 1998-C1, Class A1,
           7.00%, 11/2/06                            2,844,391  2,952
          Criimi Mae Commercial Mortgage
           Trust, Series 1998-C1, Class B,
           7.00%, 11/2/11 144A                       4,000,000  4,128
          DLJ Commercial Mortgage Corp.,
           Series 1998-CF1, Class S,
           0.70%, 1/15/18 IO                       108,911,280  3,169
          DLJ Mortgage Acceptance Corp.,
           Series 1997-CF2, Class S,
           0.35%, 10/15/30 IO 144A                  80,432,259  1,474
          Midland Realty Acceptance Corp.,
           Series 1996-C2, Class AEC,
           1.35%, 1/25/29 IO                         8,843,898    336
          Mortgage Capital Funding, Inc., Series
           1997-MC1, Class A3, 7.29%, 3/20/27        3,187,440  3,288
          Nomura Asset Securities Corp., Series
           1998-D6, Class A2, 6.99%, 3/15/30         2,800,000  3,155
          RMF Commercial Mortgage Pass-
           Through, Series 1997-1, Class F,
           7.47%, 1/15/19                            1,800,000  1,010
                                                               ------
              Total                                            33,321
                                                               ------

         Mortgage-Backed and Asset Backed             Shares/   Value
         Securities (21.1%)                            $ Par   $ (000)
         -------------------------------------------------------------

         Credit Card Asset Backed (0.0%)
         (d)Heilig-Meyers Master Trust, Series 1998-
          1A, Class A, 6.125%, 1/20/07 144A          1,102,667      1
                                                                -----
             Total                                                  1
                                                                -----

         Federal Government & Agencies (15.0%)
         Federal National Mortgage Association,
          5.97%, 10/1/08                             3,563,370  3,789
         Federal National Mortgage Association,
          6.22%, 2/1/06                              1,765,364  1,830
         Federal National Mortgage Association,
          6.265%, 10/1/08                            2,781,934  2,979
         Federal National Mortgage Association,
          6.36%, 4/1/08                              3,454,219  3,695
         Federal National Mortgage Association,
          6.39%, 4/1/08                              1,307,945  1,400
         Federal National Mortgage Association,
          6.75%, 4/25/18                             1,816,059  1,920
         Federal National Mortgage Association,
          6.75%, 12/25/23                            1,151,747  1,174
         Federal National Mortgage Association,
          7.36%, 4/1/11                              2,832,183  3,193
         Federal National Mortgage Association,
          11.00%, 12/1/12                               13,289     15
         Federal National Mortgage Association,
          11.00%, 9/1/17                                68,187     76
         Federal National Mortgage Association,
          11.00%, 12/1/17                               22,065     25
         Federal National Mortgage Association,
          11.00%, 2/1/18                                38,240     43
         Federal National Mortgage Association,
          11.50%, 4/1/18                                28,685     32
         Federal National Mortgage Association,
          12.00%, 9/1/12                               149,994    169
         Federal National Mortgage Association,
          12.00%, 12/1/12                               45,431     52
         Federal National Mortgage Association,
          12.00%, 9/1/17                                28,232     32
         Federal National Mortgage Association,
          12.00%, 10/1/17                               29,915     34
         Federal National Mortgage Association,
          12.00%, 12/1/17                               14,916     17
         Federal National Mortgage Association,
          12.00%, 2/1/18                                45,556     52
         Federal National Mortgage Association,
          12.25%, 1/1/18                                38,279     44
         Federal National Mortgage Association,
          12.50%, 4/1/18                                 7,610      9
         Federal National Mortgage Association,
          13.00%, 11/1/12                               27,226     31
         Federal National Mortgage Association,
          13.00%, 11/1/17                               21,754     25
         Federal National Mortgage Association,
          13.00%, 12/1/17                                7,275      8
         Federal National Mortgage Association,
          13.00%, 2/1/18                                47,669     55
         Federal National Mortgage Association,
          14.00%, 12/1/17                               16,368     19

64

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

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
               Mortgage-Backed and Asset Backed  Shares/   Value
               Securities (21.1%)                 $ Par   $ (000)
               --------------------------------------------------

               Federal Government & Agencies continued
                Government National Mortgage
                 Association, 5.50%, 10/15/31     109,886    110
                Government National Mortgage
                 Association, 5.50%, 11/15/31      21,206     21
                Government National Mortgage
                 Association, 5.50%, 12/15/31     581,885    583
                Government National Mortgage
                 Association, 5.50%, 1/15/32      731,803    732
                Government National Mortgage
                 Association, 5.50%, 2/15/32      316,995    317
                Government National Mortgage
                 Association, 5.50%, 3/15/32      408,334    409
                Government National Mortgage
                 Association, 5.50%, 4/15/32       31,480     32
                Government National Mortgage
                 Association, 5.50%, 7/15/32       50,771     51
                Government National Mortgage
                 Association, 5.50%, 9/15/32    9,264,658  9,276
                Government National Mortgage
                 Association, 7.00%, 5/15/23       46,733     50
                Government National Mortgage
                 Association, 7.50%, 4/15/22       24,515     27
                Government National Mortgage
                 Association, 7.50%, 10/15/23      88,846     96
                Government National Mortgage
                 Association, 7.50%, 11/15/25       1,448      2
                Government National Mortgage
                 Association, 7.50%, 5/15/26        2,551      3
                Government National Mortgage
                 Association, 7.50%, 1/15/27       14,800     16
                Government National Mortgage
                 Association, 7.50%, 2/15/27       37,374     40
                Government National Mortgage
                 Association, 7.50%, 3/15/27       10,142     11
                Government National Mortgage
                 Association, 7.50%, 4/15/27        8,439      9
                Government National Mortgage
                 Association, 7.50%, 8/15/27        1,174      1
                Government National Mortgage
                 Association, 7.50%, 6/15/28       57,186     62
                Government National Mortgage
                 Association, 8.00%, 1/15/26       36,951     41
                Government National Mortgage
                 Association, 8.00%, 2/15/26       74,896     82
                Government National Mortgage
                 Association, 8.00%, 8/15/26       93,584    103
                Government National Mortgage
                 Association, 8.00%, 9/15/26       37,844     42
                Government National Mortgage
                 Association, 8.00%, 12/15/26      11,542     13
                Government National Mortgage
                 Association, 8.00%, 1/15/27       33,782     37
                Government National Mortgage
                 Association, 8.00%, 3/15/27       59,475     65
                Government National Mortgage
                 Association, 8.00%, 4/15/27      219,782    241

           Mortgage-Backed and Asset Backed        Shares/    Value
           Securities (21.1%)                       $ Par    $ (000)
           ---------------------------------------------------------

           Federal Government & Agencies continued
           Government National Mortgage
            Association, 8.00%, 6/15/27               49,293      54
           Government National Mortgage
            Association, 8.00%, 7/15/27               24,488      27
           Government National Mortgage
            Association, 8.00%, 8/15/27               30,240      33
           Government National Mortgage
            Association, 8.00%, 9/15/27               20,987      23
           Government National Mortgage
            Association, 8.50%, 3/15/23                  385       0
           Government National Mortgage
            Association, 8.50%, 6/15/24               18,334      20
           Government National Mortgage
            Association, 8.50%, 7/15/24               24,970      28
           Government National Mortgage
            Association, 8.50%, 11/15/24              66,388      74
           Government National Mortgage
            Association, 8.50%, 2/15/25               15,542      17
           Government National Mortgage
            Association, 11.00%, 1/15/18           1,069,114   1,203
           Government National Mortgage
            Association, TBA, 4.50%, 7/1/34       60,841,455  57,154
                                                             -------
               Total                                          91,823
                                                             -------

           Franchise Loan Receivables (0.1%)
           Enterprise Mortgage Acceptance Co.,
            Series 1998-1, Class IO,
            1.37%, 1/15/23 IO 144A                23,038,824     909
                                                             -------
               Total                                             909
                                                             -------

           Mobil Home Dealers (0.1%)
           Mid-State Trust, Series 6, Class A3,
            7.54%, 7/1/35                            629,285     629
                                                             -------
               Total                                             629
                                                             -------

           Residential Mortgages (0.1%)
           Blackrock Capital Finance L.P., Series
            1997-R1, Class B3, 7.75%, 3/25/37
            144A                                   2,147,994     193
           Blackrock Capital Finance L.P., Series
            1997-R3, Class B3, 7.25%, 11/25/28
            144A                                   2,458,312     123
                                                             -------
               Total                                             316
                                                             -------

               Total Mortgage-Backed and
                Asset Backed Securities
                (Cost: $132,028)                             129,363
                                                             -------

                                                          Select Bond Portfolio

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
                                                      Shares/   Value
         Money Market Investments (22.0%)              $ Par   $ (000)
         -------------------------------------------------------------

         Agricultural Services (0.6%)
         (b)Cargill, Inc., 1.44%, 7/1/04             3,450,000  3,450
                                                               ------
             Total                                              3,450
                                                               ------

         Asset-Backed Securities (CMO'S) (0.8%)
         (b)Fcar Owner Trust I, 1.08%, 7/6/04        5,000,000  4,999
                                                               ------
             Total                                              4,999
                                                               ------

         Auto Related (0.8%)
         (b)Toyota Motor Credit Corp,
          1.30%, 8/13/04                             5,000,000  4,992
                                                               ------
             Total                                              4,992
                                                               ------

         Automotive Services (0.8%)
         (b)Daimler Chrysler Auto, 1.32%, 7/29/04    5,000,000  4,995
                                                               ------
             Total                                              4,995
                                                               ------

         Beverages, Malt Beverages (1.6%)
         (b)Anheuser Busch Companies,
          1.27%, 8/4/04                              5,000,000  4,994
         (b)Coca-Cola Co., 1.08%, 7/8/04             5,000,000  4,999
                                                               ------
             Total                                              9,993
                                                               ------

         Electrical Equipment and Supplies (0.8%)
         (b)General Electric Capital, 1.10%, 7/12/04 5,000,000  4,998
                                                               ------
             Total                                              4,998
                                                               ------

         Federal Government & Agencies (1.1%)
         (b)Federal Home Loan Bank,
          1.07%, 7/16/04                             1,600,000  1,599
         (b)Federal National Mortgage Association,
          1.24%, 8/25/04                             5,000,000  4,991
                                                               ------
             Total                                              6,590
                                                               ------

         Finance Services (5.8%)
         (b)Citigroup Global Markets, 1.30%, 7/9/04  5,000,000  4,999
         (b)The Goldman Sachs Group,
          1.30%, 8/13/04                             5,000,000  4,992
         (b)Merrill Lynch, 1.45%, 7/1/04             5,000,000  5,000
         (b)Receivable capital trust, 1.09%, 7/12/04 5,000,000  4,998
         (b)Sheffield Receivables, 1.05%, 7/2/04     5,000,000  4,999
         (b)Thunder Bay Funding, Inc,
          1.23%, 7/19/04                             5,000,000  4,997
         (b)Windmill Funding Corp., 1.14%, 7/22/04   5,000,000  4,997
                                                               ------
             Total                                             34,982
                                                               ------

                                                    Shares/    Value
         Money Market Investments (22.0%)            $ Par    $ (000)
         -------------------------------------------------------------

         Miscellaneous Business Credit Institutions (2.4%)
         (b)BMW US Capital Corp,
          1.26%, 7/29/04                           5,000,000    4,995
         (b)Caterpillar Financial, 1.25%, 7/12/04  5,000,000    4,998
         (b)National Rural Utility, 1.24%, 7/27/04 5,000,000    4,996
                                                             --------
             Total                                             14,989
                                                             --------

         Personal Credit Institutions (1.6%)
         (b)CXC Incorporated, 1.18%, 8/3/04        5,000,000    4,995
         (b)Delaware Funding, 1.20%, 8/3/04        5,000,000    4,994
                                                             --------
             Total                                              9,989
                                                             --------

         Petroleum Refining (0.8%)
         (b)Du Pont (e. i.) De Nemours Co., 1.24%,
          8/12/04                                  5,000,000    4,993
                                                             --------
             Total                                              4,993
                                                             --------

         Pharmaceutical Preparations (0.8%)
         (b)Pfizer, Inc., 1.23%, 8/6/04            5,000,000    4,994
                                                             --------
             Total                                              4,994
                                                             --------

         Security Brokers and Dealers (0.8%)
         (b)Morgan Stanley Dean Witter,
          1.25%, 7/26/04                           5,000,000    4,996
                                                             --------
             Total                                              4,996
                                                             --------

         Short Term Business Credit (3.3%)
         (b)American General, 1.11%, 7/16/04       5,000,000    4,998
         (b)New Center Asset Trust,
          1.22%, 7/22/04                           5,000,000    4,996
         (b)Old Line Funding Corp.,
          1.16%, 7/20/04                           5,000,000    4,997
         (b)UBS Finance Delaware LLC,
          1.09%, 7/15/04                           5,000,000    4,998
                                                             --------
             Total                                             19,989
                                                             --------

             Total Money Market Investments
              (Cost: $134,949)                                134,949
                                                             --------

             Total Investments (117.3%)
              (Cost $725,337)(a)                              720,896
                                                             --------

             Other Assets, Less Liabilities (-17.3%)         (106,373)
                                                             --------

             Total Net Assets (100.0%)                        614,523
                                                             --------

66

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

 Select Bond Portfolio



 144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities was $23,705, respresenting 3.86% of net assets.

 IO -- Interest Only Security
 RB -- Revenue Bond

(a)At June 30, 2004 the aggregate cost of securities for federal tax purposes was $725,337 and the net unrealized depreciation of investments based on that cost was $4,441 which is comprised of $14,007 aggregate gross unrealized appreciations and $18,448 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                        Unrealized
                                                       Appreciation/
                                  Number of Expiration Depreciation
            Issuer (000's)        Contracts    Date       (000's)
            --------------------------------------------------------
            US Long Bond (CBT)
             Commodity Futures       640       9/04        $480
            (Total Notional Value
             at June 30, 2004
             $67,600)

(d)Defaulted Security

(f)All or a portion of the securities have been segregated as collateral for securities loaned by the portfolio.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                                          Select Bond Portfolio

 Money Market Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2004 (unaudited)

                                                     Shares/   Value
           Money Market Investments (98.8%)           $ Par   $ (000)
           ----------------------------------------------------------

           Agricultural Services (2.5%)
           Cargill, Inc., 1.08%, 07/19/2004         9,000,000  8,995
                                                              ------
               Total                                           8,995
                                                              ------

           Autos (12.7%)
           Fcar Owner trust I, 1.10%, 7/2/04        9,000,000  8,999
           Fcar Owner trust I, 1.08%, 7/15/04       5,892,000  5,890
           New Center Asset Trust, 1.29%, 8/10/04   8,500,000  8,488
           New Center Asset Trust, 1.22%, 8/16/04   9,000,000  8,986
           Toyota Motor Credit Corp.,
            1.08%, 7/12/04                          9,000,000  8,997
           Toyota Motor Credit Corp.,
            1.48%, 9/22/04                          5,000,000  4,983
                                                              ------
               Total                                          46,343
                                                              ------

           Banks (9.6%)
           Bank of America Corp., 1.07%, 7/15/04    9,000,000  8,997
           Bank of America Corp., 7.875%, 5/16/05   2,200,000  2,311
           Citigroup, Inc., 1.39%, 2/14/05          4,500,000  4,508
           HBOS Treasury Services PLC,
            1.52%, 3/14/05                          3,500,000  3,503
           Royal Bank of Canada New York,
            1.015%, 1/24/05                         4,500,000  4,499
           UBS Finance Delaware LLC,
            1.055%, 7/1/04                          5,900,000  5,900
           Wells Fargo Bank, 1.13%, 7/13/04         5,330,000  5,330
                                                              ------
               Total                                          35,048
                                                              ------

           Federal Government & Agencies (7.8%)
           Federal Home Loan Bank,
            7.125%, 2/15/05                         3,500,000  3,622
           Federal Home Loan Bank,
            1.45%, 03/11/05                         6,000,000  6,000
           Federal Home Loan Bank,
            1.58%, 5/20/05                          7,450,000  7,448
           Federal National Mortgage Association,
            1.045%, 7/7/04                          7,000,000  6,999
           Federal National Mortgage Association,
            0.00%, 8/2/04                           4,300,000  4,296
                                                              ------
               Total                                          28,365
                                                              ------

           Finance Lessors (16.1%)
           Delaware Funding, 1.07%, 7/6/04          5,000,000  4,999
           Delaware Funding, 1.24%, 7/20/04         5,178,000  5,175
           Delaware Funding, 1.20%, 8/3/04          5,760,000  5,754
           Receivable Capital Trust, 1.09%, 7/12/04 9,009,000  9,005
           Thunder Bay Funding, Inc,
            1.09%, 7/12/04                          8,500,000  8,497
           Thunder Bay Funding, inc,
            1.18%, 7/21/04                          8,270,000  8,265
           Windmill Funding Corp., 1.08%, 7/12/04   8,500,000  8,497
           Windmill Funding Corp., 1.22%, 8/11/04   8,000,000  7,989
                                                              ------
               Total                                          58,181
                                                              ------

                                                     Shares/   Value
           Money Market Investments (98.8%)           $ Par   $ (000)
           ----------------------------------------------------------

           Finance Services (4.8%)
           Preferred Receivable Funding,
            1.20%, 7/15/04                          9,000,000  8,996
           Preferred Receivable Funding,
            1.36%, 8/20/04                          8,500,000  8,484
                                                              ------
               Total                                          17,480
                                                              ------

           Flavoring Extracts and Syrups (1.6%)
           Coca-Cola Co., 1.08%, 7/19/04            6,000,000  5,997
                                                              ------
               Total                                           5,997
                                                              ------

           Miscellaneous Business Credit Institutions (9.4%)
           BP Capital Markets PLC, 4.00%, 4/29/05   3,500,000  3,564
           Catepillar Financial Svc, 1.18%, 8/10/04 6,000,000  5,992
           Catepillar Financial Svc, 1.46%, 6/1/05  4,000,000  4,000
           General Electric, 1.25%, 7/9/07          5,000,000  5,000
           General Electric Capital Corp.,
            7.50%, 5/15/05                          3,500,000  3,672
           Nestle Capital Corp., 1.08%, 8/10/04     9,000,000  8,989
           Newcourt Credit Group, 6.875%, 2/16/05   3,000,000  3,101
                                                              ------
               Total                                          34,318
                                                              ------

           Personal Credit Institutions (11.7%)
           American General, 1.10%, 7/7/04          5,500,000  5,499
           American General, 1.10%, 7/12/04         6,000,000  5,998
           American General, 1.33%, 7/29/04         6,000,000  5,994
           Associates Corp., 1.67%, 6/27/05         5,000,000  5,000
           Associates Corp., 6.10%, 1/15/05         4,000,000  4,102
           Household Finance Corp., 1.22%, 8/6/04   9,000,000  8,989
           Household Finance Corp., 1.45%, 9/7/04   4,500,000  4,488
           USAA Capital Corp., 7.54%, 3/30/05       2,600,000  2,714
                                                              ------
               Total                                          42,784
                                                              ------

           Pharmaceutical Preparations (3.4%)
           Merck & Co. Inc., 4.125%, 1/18/05        3,500,000  3,552
           Pfizer, Inc., 1.23%, 08/06/2004          9,000,000  8,989
                                                              ------
               Total                                          12,541
                                                              ------

           Security Brokers and Dealers (2.5%)
           Citigroup Global Markets,
            6.25%, 1/15/05                          1,500,000  1,540
           Goldman Sachs Group Inc.,
            1.51%,10/26/04                          4,000,000  4,006
           Morgan Stanley Dean Witter,
            7.75%, 6/15/05                          3,500,000  3,683
                                                              ------
               Total                                           9,229
                                                              ------

           Short Term Business Credit (14.4%)
           Cxc Inc., 1.11%, 7/13/04                 8,875,000  8,872
           Cxc Inc., 1.14%, 7/19/04                 9,000,000  8,995
           Old Line Funding Corp., 1.05%, 7/8/04    9,000,000  8,998
           Old Line Funding Corp., 1.3%, 8/10/04    8,000,000  7,988
           Sheffield Receivables, 1.07%, 7/2/04     9,100,000  9,100
           Sheffield Receivables, 1.11%, 7/7/04     8,500,000  8,498
                                                              ------
               Total                                          52,451
                                                              ------

Money Market Portfolio

 Money Market Portfolio


                                                   Shares/   Value
            Money Market Investments (98.8%)        $ Par   $ (000)
            -------------------------------------------------------

            Utilities (2.3%)
            National Rural Utility, 1.29%, 8/6/04 8,270,000   8,259
                                                            -------
                Total                                         8,259
                                                            -------

                Total Money Market Investments
                 (Cost: $359,991)                           359,991
                                                            -------

            Government (Domestic and Foreign) and  Shares/   Value
            Agency Bonds (1.0%)                     $ Par   $ (000)
            -------------------------------------------------------

            Federal Government & Agencies (1.0%)
            Freddie Mac, 1.875%, 1/15/05          3,500,000   3,511
                                                            -------

                Total Government (Domestic and
                 Foreign) and Agency Bonds
                 (Cost: $3,511)                               3,511
                                                            -------

                Total Investments (99.8%)
                 (Cost $363,502)                            363,502
                                                            -------

                Other Assets, Less Liabilities (0.2%)           673
                                                            -------

                Total Net Assets (100.0%)                   364,175
                                                            -------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                                         Money Market Portfolio

 Statement of Assets and Liabilities


Northwestern Mutual Series Fund, Inc.
June 30, 2004
(in thousands)

                                                                                                 Franklin
                                                                                                 Templeton
                                        Small Cap    T. Rowe Price   Aggressive  International International AllianceBernstein
                                       Growth Stock Small Cap Value Growth Stock    Growth        Equity       Mid Cap Value
                                        Portfolio      Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments, at value (1)...........  $  407,069    $  155,308     $1,235,833   $   80,993    $  835,602      $   55,547
  Cash................................       1,111           135          2,823           14         3,064             100
  Due From Sale of Securities.........          --           207             --        2,077        22,353             203
  Due From Sale of Foreign
   Currency...........................          --            --             --          397        11,021              --
  Futures Variation Margin............          31            --             --           --            --              --
  Dividends and Interest Receivables..          94           191            377          135         2,253              45
                                        ----------    ----------     ----------   ----------    ----------      ----------
   Total Assets.......................     408,305       155,841      1,239,033       83,616       874,293          55,895
                                        ----------    ----------     ----------   ----------    ----------      ----------
Liabilities
  Due on Purchase of Securities and
   Securities Lending Collateral......       1,961           295          4,972          520        17,135             513
  Due on Purchase of Foreign
   Currency...........................          --            --             --          397         8,711              --
  Due to Investment Advisor...........         196           113            559           50           452              40
  Accrued Expenses....................          17            18             14           34            68              12
  Futures Variation Margin............          --            --             --           --            --              --
                                        ----------    ----------     ----------   ----------    ----------      ----------
   Total Liabilities..................       2,174           426          5,545        1,001        26,366             565
                                        ----------    ----------     ----------   ----------    ----------      ----------
   Net Assets.........................  $  406,131    $  155,415     $1,233,488   $   82,615    $  847,927      $   55,330
                                        ==========    ==========     ==========   ==========    ==========      ==========
Represented By:
  Aggregate Paid in Capital (2), (3)..  $  347,392    $  120,331     $1,173,408   $   69,089    $  794,210      $   43,354
  Undistributed Net Investment Income
   (Loss).............................        (652)          453            811          430        13,143             103
  Undistributed Accumulated Net
   Realized Gain (Loss) on
   Investments........................        (513)        2,844       (163,036)      (2,828)     (100,966)          2,498
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..............      59,864        31,787        222,305       15,924       141,515           9,375
   Futures Contracts..................          40            --             --           --            --              --
   Foreign Currency Transactions......          --            --             --           --            25              --
                                        ----------    ----------     ----------   ----------    ----------      ----------
  Net Assets for Shares
   Outstanding (2)....................  $  406,131    $  155,415     $1,233,488   $   82,615    $  847,927      $   55,330
                                        ==========    ==========     ==========   ==========    ==========      ==========
  Net Asset Value, Offering and
   Redemption Price per Share.........  $     2.11    $     1.41     $     2.90   $     1.15    $     1.45      $     1.39
                                        ==========    ==========     ==========   ==========    ==========      ==========
(1) Investments, at cost..............  $  347,205    $  123,521     $1,013,528   $   65,069    $  694,087      $   46,172
(2) Shares Outstanding................     192,607       110,340        424,800       72,018       586,096          39,714
(3) Shares authorized, $.01 par value.   2,000,000     2,000,000      2,000,000    2,000,000     2,000,000       2,000,000


                                       Index 400
                                         Stock
                                       Portfolio
-------------------------------------------------
Assets
  Investments, at value (1)........... $  384,890
  Cash................................          7
  Due From Sale of Securities.........         --
  Due From Sale of Foreign
   Currency...........................         --
  Futures Variation Margin............        261
  Dividends and Interest Receivables..        294
                                       ----------
   Total Assets.......................    385,452
                                       ----------
Liabilities
  Due on Purchase of Securities and
   Securities Lending Collateral......         --
  Due on Purchase of Foreign
   Currency...........................         --
  Due to Investment Advisor...........         84
  Accrued Expenses....................         16
  Futures Variation Margin............         --
                                       ----------
   Total Liabilities..................        100
                                       ----------
   Net Assets......................... $  385,352
                                       ==========
Represented By:
  Aggregate Paid in Capital (2), (3).. $  322,806
  Undistributed Net Investment Income
   (Loss).............................      1,581
  Undistributed Accumulated Net
   Realized Gain (Loss) on
   Investments........................      3,406
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..............     56,872
   Futures Contracts..................        687
   Foreign Currency Transactions......         --
                                       ----------
  Net Assets for Shares
   Outstanding (2).................... $  385,352
                                       ==========
  Net Asset Value, Offering and
   Redemption Price per Share......... $     1.33
                                       ==========
(1) Investments, at cost.............. $  328,018
(2) Shares Outstanding................    289,031
(3) Shares authorized, $.01 par value.  2,000,000

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Assets and Liabilities

                                      Capital    T. Rowe
   Janus                             Guardian     Price
  Capital      Growth    Large Cap   Domestic    Equity    Index 500    Asset               High Yield                Money
Appreciation    Stock    Core Stock   Equity     Income      Stock    Allocation Balanced      Bond     Select Bond  Market
 Portfolio    Portfolio  Portfolio   Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio  Portfolio
------------------------------------------------------------------------------------------------------------------------------
 $   44,404  $  665,305  $  448,699  $  165,907 $   65,826 $1,793,961 $  167,970 $3,177,895 $  204,101  $  720,896  $  363,502
         94          --         133          98         99         --         --     30,375         83          --           3
         --       4,308       2,964          15        197     12,810      1,320     29,791      3,774      17,814          --
         --          --          --          --         --         --        123         --         --          --          --
         --          22          16          --         --        112         86      2,248         --         600          --
         13         590         489         311        123      2,274        825     14,453      3,376       5,924         670
 ----------  ----------  ----------  ---------- ---------- ---------- ---------- ---------- ----------  ----------  ----------
     44,511     670,225     452,301     166,331     66,245  1,809,157    170,324  3,254,762    211,334     745,234     364,175
 ----------  ----------  ----------  ---------- ---------- ---------- ---------- ---------- ----------  ----------  ----------

         --       5,990       2,868         217        527      4,617      4,488    365,538      8,076     130,548          --

         --          --          --          --         --         --         --         --         --          --          --
         31         249         172          88         37        319         81        768         85         163          --
         11          16          16          10         13         20         21         --         20          --          --
         --          --          --          --         --         --         --         --         --          --          --
 ----------  ----------  ----------  ---------- ---------- ---------- ---------- ---------- ----------  ----------  ----------
         42       6,255       3,056         315        577      4,956      4,590    366,306      8,181     130,711          --
 ----------  ----------  ----------  ---------- ---------- ---------- ---------- ---------- ----------  ----------  ----------
 $   44,469  $  663,970  $  449,245  $  166,016 $   65,668 $1,804,201 $  165,734 $2,888,456 $  203,153  $  614,523  $  364,175
 ==========  ==========  ==========  ========== ========== ========== ========== ========== ==========  ==========  ==========
 $   36,860  $  672,644  $  570,665  $  144,311 $   56,492 $1,380,826 $  151,611 $2,272,442 $  264,069  $  616,339  $  364,175

        (22)      2,163       2,331       1,211        418     12,719      1,315     34,422      7,427      11,802          --

       (126)    (75,413)   (167,353)        255        841     12,187        861      2,380    (71,030)     (9,657)         --

      7,757      64,545      43,580      20,239      7,917    398,300     11,848    576,650      2,687      (4,441)         --
         --          31          22          --         --        169         98      2,562         --         480          --
         --          --          --          --         --         --          1         --         --          --          --
 ----------  ----------  ----------  ---------- ---------- ---------- ---------- ---------- ----------  ----------  ----------

 $   44,469  $  663,970  $  449,245  $  166,016 $   65,668 $1,804,201 $  165,734 $2,888,456 $  203,153  $  614,523  $  364,175
 ==========  ==========  ==========  ========== ========== ========== ========== ========== ==========  ==========  ==========

 $     1.26  $     1.88  $     1.07  $     1.05 $     1.27 $     2.75 $     1.04 $     1.77 $     0.69  $     1.17  $     1.00
 ==========  ==========  ==========  ========== ========== ========== ========== ========== ==========  ==========  ==========
 $   36,647  $  600,760  $  405,119  $  145,668 $   57,909 $1,395,661 $  156,122 $2,601,245 $  201,414  $  725,337  $  363,502
     35,265     353,153     418,950     157,564     51,706    656,677    159,554  1,634,532    293,776     523,534     364,188
  2,000,000   2,000,000   2,000,000   2,000,000  2,000,000  2,000,000  2,000,000  3,000,000  2,000,000   1,000,000   2,000,000


                                            Statement of Assets and Liabilities

 Statement of Operations


Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2004
(in thousands)

                                                                                                  Franklin
                                                                                                  Templeton
                                         Small Cap    T. Rowe Price   Aggressive  International International AllianceBernstein
                                        Growth Stock Small Cap Value Growth Stock    Growth        Equity       Mid Cap Value
                                         Portfolio      Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Income
   Interest............................   $    87        $    30       $   153       $   17        $   202         $   15
   Dividends (1).......................       349          1,031         3,770          856         16,134            308
                                          -------        -------       -------       ------        -------         ------
      Total Income.....................       436          1,061         3,923          873         16,336            323
                                          -------        -------       -------       ------        -------         ------
  Expenses
   Management Fees.....................     1,067            580         3,097          281          2,720            207
   Custodian Fees......................        12             16             7           92            254              5
   Audit Fees..........................         9              8             9            9             12              6
   Other Expenses......................         1              1             1            1              1              1
                                          -------        -------       -------       ------        -------         ------
      Total Expenses...................     1,089            605         3,114          383          2,987            219
                                          -------        -------       -------       ------        -------         ------
    Less Waived Fees:
      Paid by Affiliate................        --             --            --           --             --             --
      Paid Indirectly..................        (1)            --            (2)          --             --             --
                                          -------        -------       -------       ------        -------         ------
      Total Net Expenses...............     1,088            605         3,112          383          2,987            219
                                          -------        -------       -------       ------        -------         ------
   Net Investment Income (Loss)........      (652)           456           811          490         13,349            104
Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currencies
  Net Realized Gain (Loss) on:
   Investment Securities...............    26,998          2,939        53,508        2,686         21,591          2,498
   Futures Contracts...................       144             --          (697)          --             --             --
   Foreign Currency Transactions.......        --             --            --            4           (218)            --
                                          -------        -------       -------       ------        -------         ------
      Net Realized Gain (Loss) on
       Investments and Foreign
       Currencies......................    27,142          2,939        52,811        2,690         21,373          2,498
                                          -------        -------       -------       ------        -------         ------
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities...............     6,190         11,314        24,201          343            107            352
   Futures Contracts...................       119             --            --           --             --             --
   Foreign Currency Transactions.......        --             --            --           (4)           (82)            --
                                          -------        -------       -------       ------        -------         ------
      Net Change in Unrealized
       Appreciation (Depreciation)
       of Investments..................     6,309         11,314        24,201          339             25            352
                                          -------        -------       -------       ------        -------         ------
  Net Gain (Loss) on Investments.......    33,451         14,253        77,012        3,029         21,398          2,850
                                          -------        -------       -------       ------        -------         ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.............   $32,799        $14,709       $77,823       $3,519        $34,747         $2,954
                                          =======        =======       =======       ======        =======         ======
  (1) Less Foreign Dividend Tax........   $    --        $    --       $     4       $   33        $   612         $    1


                                        Index 400
                                          Stock
                                        Portfolio
-------------------------------------------------
Investment Income
  Income
   Interest............................  $   129
   Dividends (1).......................    2,039
                                         -------
      Total Income.....................    2,168
                                         -------
  Expenses
   Management Fees.....................      455
   Custodian Fees......................       15
   Audit Fees..........................        9
   Other Expenses......................        1
                                         -------
      Total Expenses...................      480
                                         -------
    Less Waived Fees:
      Paid by Affiliate................       --
      Paid Indirectly..................       --
                                         -------
      Total Net Expenses...............      480
                                         -------
   Net Investment Income (Loss)........    1,688
Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currencies
  Net Realized Gain (Loss) on:
   Investment Securities...............    5,663
   Futures Contracts...................    1,008
   Foreign Currency Transactions.......       --
                                         -------
      Net Realized Gain (Loss) on
       Investments and Foreign
       Currencies......................    6,671
                                         -------
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities...............   12,185
   Futures Contracts...................      250
   Foreign Currency Transactions.......       --
                                         -------
      Net Change in Unrealized
       Appreciation (Depreciation)
       of Investments..................   12,435
                                         -------
  Net Gain (Loss) on Investments.......   19,106
                                         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.............  $20,794
                                         =======
  (1) Less Foreign Dividend Tax........  $    --

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Operations

                                   Capital   T. Rowe
   Janus                          Guardian    Price
  Capital     Growth   Large Cap  Domestic   Equity   Index 500   Asset              High Yield               Money
Appreciation   Stock   Core Stock  Equity    Income     Stock   Allocation Balanced     Bond    Select Bond  Market
 Portfolio   Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------
   $   20    $    124   $   136    $   52    $   22    $   186    $1,309   $ 28,895   $ 7,941    $ 13,036    $2,073
      130       3,462     3,179     1,634       594     14,399       510     10,803        69          --        --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
      150       3,586     3,315     1,686       616     14,585     1,819     39,698     8,010      13,036     2,073
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
      160       1,402       966       462       183      1,778       423      4,331       478         923       555
        5          11         8         6         8         19        45         --        13          --        --
        6           9         9         6         6          9         8         --        11          --        --
        1           1         1         1         1          1         2         --         1          --        --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
      172       1,423       984       475       198      1,807       478      4,331       503         923       555
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
       --          --        --        --        --         --        --         --        --          --      (555)
       --          --        --        --        --         --        --         --        --          --        --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
      172       1,423       984       475       198      1,807       478      4,331       503         923        --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
      (22)      2,163     2,331     1,211       418     12,778     1,341     35,367     7,507      12,113     2,073

      (15)     20,207    (1,198)    3,934       841     15,668     1,541      5,151     5,397      (1,871)       --
       --         490        28        --        --      1,644       644     22,503        --       1,334        --
       --          --        --        --        --         --        (1)        --        --          --        --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------

      (15)     20,697    (1,170)    3,934       841     17,312     2,184     27,654     5,397        (537)       --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------

    2,119     (15,181)    5,553     2,065     1,266     29,477      (510)     2,252    (7,496)     (9,987)       --
       --        (296)       23        --        --       (922)     (331)   (13,267)       --        (748)       --
       --          --        --        --        --         --        (1)        --        --          --        --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------

    2,119     (15,477)    5,576     2,065     1,266     28,555      (842)   (11,015)   (7,496)    (10,735)       --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------
    2,104       5,220     4,406     5,999     2,107     45,867     1,342     16,639    (2,099)    (11,272)       --
   ------    --------   -------    ------    ------    -------    ------   --------   -------    --------    ------

   $2,082    $  7,383   $ 6,737    $7,210    $2,525    $58,645    $2,683   $ 52,006   $ 5,408    $    841    $2,073
   ======    ========   =======    ======    ======    =======    ======   ========   =======    ========    ======
   $    1    $     37   $     7    $   21    $    5    $    --    $   32   $     --   $    --    $     --    $   --




                                                        Statement of Operations

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Small Cap Growth Stock Portfolio                            2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $   (652)      $ (1,036)
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................       27,142         18,249
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................        6,309         69,720
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       32,799         86,933
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................           --             --
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................           --             --
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 16,071 and 35,064 Shares....       32,374         58,399
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid ( -- and --
     shares, respectively)...........................           --             --
   Payments for 12,792 and 20,868 Shares Redeemed....      (25,654)       (33,600)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (3,279 and 14,196 shares, respectively)........        6,720         24,799
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       39,519        111,732
Net Assets
   Beginning of Period...............................      366,612        254,880
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $(652) and $0
     respectively)...................................     $406,131       $366,612
                                                          ========       ========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
T. Rowe Price Small Cap Value Portfolio                     2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $    456       $    562
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        2,939          2,029
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................       11,314         24,642
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       14,709         27,233
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................         (330)            --
   Net Realized Gain on Investments..................       (1,925)            --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (2,255)            --
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 19,705 and 38,564 Shares....       26,487         42,482
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (1,702 and -- shares,
     respectively)...................................        2,255             --
   Payments for 5,773 and 10,062 Shares Redeemed.....       (7,725)       (10,854)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (15,634 and 28,502 shares, respectively).......       21,017         31,628
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       33,471         58,861
Net Assets
   Beginning of Period...............................      121,944         63,083
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $453 and $525
     respectively)...................................     $155,415       $121,944
                                                          ========       ========

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                           For the        For the
                                                       Six Months Ended  Year Ended
                                                           June 30,     December 31,
Aggressive Growth Stock Portfolio                            2004           2003
------------------------------------------------------------------------------------
                                                              (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss).......................    $      811     $   (1,043)
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies...............................        52,811          1,043
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments....................        24,201        238,195
                                                          ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.......................        77,823        238,195
                                                          ----------     ----------
 Distributions to Shareholders from:
   Net Investment Income..............................            --             --
   Net Realized Gain on Investments...................            --             --
                                                          ----------     ----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders...................            --             --
                                                          ----------     ----------
 Fund Share Transactions:
   Proceeds from Sale of 13,250 and 33,086 Shares.....        36,926         78,472
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid ( -- and -- shares,
     respectively)....................................            --             --
   Payments for 24,702 and 52,230 Shares Redeemed.....       (68,803)      (123,200)
                                                          ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      ((11,452) and (19,144) shares, respectively)....       (31,877)       (44,728)
                                                          ----------     ----------
 Total Increase (Decrease) in Net Assets..............        45,946        193,467
Net Assets
   Beginning of Period................................     1,187,542        994,075
                                                          ----------     ----------
   End of Period (Includes undistributed net
     investment income of $811 and $0
     respectively)....................................    $1,233,488     $1,187,542
                                                          ==========     ==========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
International Growth Portfolio                              2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $   490        $    381
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................       2,690            (902)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................         339          17,919
                                                          -------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       3,519          17,398
                                                          -------        --------
 Distributions to Shareholders from:
   Net Investment Income.............................          (7)           (420)
   Net Realized Gain on Investments..................          --              --
                                                          -------        --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................          (7)           (420)
                                                          -------        --------
 Fund Share Transactions:
   Proceeds from Sale of 18,184 and 30,332 Shares....      20,650          27,066
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (6 and 388 shares,
     respectively)...................................           7             420
   Payments for 7,292 and 14,368 Shares Redeemed.....      (8,244)        (13,147)
                                                          -------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (10,898 and 16,352 shares, respectively).......      12,413          14,339
                                                          -------        --------
 Total Increase (Decrease) in Net Assets.............      15,925          31,317
Net Assets
   Beginning of Period...............................      66,690          35,373
                                                          -------        --------
   End of Period (Includes undistributed net
     investment income of $430 and ($53)
     respectively)...................................     $82,615        $ 66,690
                                                          =======        ========

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                             Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the          For the
                                                      Six Months Ended   Year Ended
                                                          June 30,      December 31,
Franklin Templeton International Equity Portfolio           2004            2003
--------------------------------------------------------------------------------------
                                                               (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $ 13,349        $  14,871
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................       21,373          (47,810)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................           25          260,519
                                                          --------        ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       34,747          227,580
                                                          --------        ---------
 Distributions to Shareholders from:
   Net Investment Income.............................      (14,574)         (11,039)
   Net Realized Gain on Investments..................           --               --
                                                          --------        ---------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................      (14,574)         (11,039)
                                                          --------        ---------
 Fund Share Transactions:
   Proceeds from Sale of 38,256 and 306,456 Shares...       55,235          326,386
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (10,380 and 10,594
     shares, respectively)...........................       14,574           11,039
   Payments for 26,252 and 303,227 Shares Redeemed...      (37,762)        (321,361)
                                                          --------        ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (22,384 and 13,823 shares, respectively).......       32,047           16,064
                                                          --------        ---------
 Total Increase (Decrease) in Net Assets.............       52,220          232,605
Net Assets
   Beginning of Period...............................      795,707          563,102
                                                          --------        ---------
   End of Period (Includes undistributed net
     investment income of $13,143 and $14,368
     respectively)...................................     $847,927        $ 795,707
                                                          ========        =========

                                                                       For the Period
                                                          For the      May 1, 2003 (a)
                                                      Six Months Ended     through
                                                          June 30,      December 31,
AllianceBernstein Mid Cap Value Portfolio                   2004            2003
--------------------------------------------------------------------------------------
                                                               (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $    104        $     156
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        2,498              485
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................          352            9,007
                                                          --------        ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        2,954            9,648
                                                          --------        ---------
 Distributions to Shareholders from:
   Net Investment Income.............................           --             (160)
   Net Realized Gain on Investments..................          (85)            (381)
                                                          --------        ---------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................          (85)            (541)
                                                          --------        ---------
 Fund Share Transactions:
   Proceeds from Sale of 7,781 and 33,540 Shares.....       10,495           34,956
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (64 and 415 shares,
     respectively)...................................           85              541
   Payments for 1,652 and 435 Shares Redeemed........       (2,210)            (513)
                                                          --------        ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (6,193 and 33,520 shares, respectively)........        8,370           34,984
                                                          --------        ---------
 Total Increase (Decrease) in Net Assets.............       11,239           44,091
Net Assets
   Beginning of Period...............................       44,091               --
                                                          --------        ---------
   End of Period (Includes undistributed net
     investment income of $103 and $15
     respectively)...................................     $ 55,330        $  44,091
                                                          ========        =========

(a)Portfolio commenced operations on May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Index 400 Stock Portfolio                                   2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  1,688       $  2,461
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        6,671          3,452
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................       12,435         78,087
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       20,794         84,000
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................       (2,523)        (1,934)
   Net Realized Gain on Investments..................       (2,268)            --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (4,791)        (1,934)
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 30,154 and 57,250 Shares....       39,704         61,744
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (3,734 and 1,962 shares,
     respectively)...................................        4,791          1,934
   Payments for 13,462 and 27,449 Shares Redeemed....      (17,646)       (28,654)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (20,426 and 31,763 shares, respectively).......       26,849         35,024
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       42,852        117,090
Net Assets
   Beginning of Period...............................      342,500        225,410
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $1,581 and $2,436
     respectively)...................................     $385,352       $342,500
                                                          ========       ========

                                                                       For the Period
                                                          For the      May 1, 2003(a)
                                                      Six Months Ended    through
                                                          June 30,      December 31,
Janus Capital Appreciation Portfolio                        2004            2003
-------------------------------------------------------------------------------------
                                                              (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $   (22)        $    14
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................         (15)            (34)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................       2,119           5,638
                                                          -------         -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       2,082           5,618
                                                          -------         -------
 Distributions to Shareholders from:
   Net Investment Income.............................          --             (14)
   Net Realized Gain on Investments..................          --             (77)
                                                          -------         -------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................          --             (91)
                                                          -------         -------
 Fund Share Transactions:
   Proceeds from Sale of 5,691 and 31,143 Shares.....       7,046          31,680
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (11 and 77 shares,
     respectively)...................................          --              91
   Payments for 1,132 and 515 Shares Redeemed........      (1,389)           (568)
                                                          -------         -------
     .Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (4,570 and 30,705 shares, respectively)........       5,657          31,203
                                                          -------         -------
 Total Increase (Decrease) in Net Assets.............       7,739          36,730
Net Assets
   Beginning of Period...............................      36,730              --
                                                          -------         -------
   End of Period (Includes undistributed net
     investment income of $(22) and $0
     respectively)...................................     $44,469         $36,730
                                                          =======         =======

(a)Portfolio commenced operations on May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                             Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Growth Stock Portfolio                                      2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  2,163       $  4,542
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................       20,697         22,011
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................      (15,477)        78,208
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        7,383        104,761
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................       (4,542)        (4,774)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (4,542)        (4,774)
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 16,088 and 46,115 Shares....       30,381         76,995
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (2,470 and 2,934 shares,
     respectively)...................................        4,542          4,774
   Payments for 21,009 and 40,664 Shares Redeemed....      (39,665)       (67,306)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      ((2,451) and 8,385 shares, respectively).......       (4,742)        14,463
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       (1,901)       114,450
Net Assets
   Beginning of Period...............................      665,871        551,421
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $2,163 and $4,542
     respectively)...................................     $663,970       $665,871
                                                          ========       ========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Large Cap Core Stock Portfolio                              2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  2,331       $  4,201
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................       (1,170)       (84,731)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................        5,576        167,352
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        6,737         86,822
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................       (4,200)        (3,770)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (4,200)        (3,770)
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 20,308 and 44,876 Shares....       21,800         42,265
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (4,016 and 4,194 shares,
     respectively)...................................        4,200          3,770
   Payments for 25,043 and 51,025 Shares Redeemed....      (26,846)       (47,477)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      ((719) and (1,955) shares, respectively).......         (846)        (1,442)
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............        1,691         81,610
Net Assets
   Beginning of Period...............................      447,554        365,944
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $2,331 and $4,200
     respectively)...................................     $449,245       $447,554
                                                          ========       ========

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the          For the
                                                      Six Months Ended   Year Ended
                                                          June 30,      December 31,
Capital Guardian Domestic Equity Portfolio                  2004            2003
--------------------------------------------------------------------------------------
                                                               (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  1,211        $  1,807
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        3,934             215
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................        2,065          29,182
                                                          --------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        7,210          31,204
                                                          --------        --------
 Distributions to Shareholders from:
   Net Investment Income.............................          (19)         (1,804)
   Net Realized Gain on Investments..................           --              --
                                                          --------        --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................          (19)         (1,804)
                                                          --------        --------
 Fund Share Transactions:
   Proceeds from Sale of 27,893 and 46,482 Shares....       28,693          39,838
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (18 and 1,826 shares,
     respectively)...................................           19           1,804
   Payments for 5,827 and 10,806 Shares Redeemed.....       (5,986)         (9,217)
                                                          --------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (22,084 and 37,502 shares, respectively).......       22,726          32,425
                                                          --------        --------
 Total Increase (Decrease) in Net Assets.............       29,917          61,825
Net Assets
   Beginning of Period...............................      136,099          74,274
                                                          --------        --------
   End of Period (Includes undistributed net
     investment income of $1,211 and $19
     respectively)...................................     $166,016        $136,099
                                                          ========        ========

                                                                       For the Period
                                                          For the      May 1, 2003 (a)
                                                      Six Months Ended     through
                                                          June 30,      December 31,
T. Rowe Equity Income Portfolio                             2004            2003
--------------------------------------------------------------------------------------
                                                               (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $    418        $    439
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................          841             408
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................        1,266           6,651
                                                          --------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        2,525           7,498
                                                          --------        --------
 Distributions to Shareholders from:
   Net Investment Income.............................           (4)           (435)
   Net Realized Gain on Investments..................         (192)           (216)
                                                          --------        --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................         (196)           (651)
                                                          --------        --------
 Fund Share Transactions:
   Proceeds from Sale of 13,095 and 39,054 Shares....       16,292          40,714
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (158 and 543 shares,
     respectively)...................................          196             651
   Payments for 656 and 489 Shares Redeemed..........         (813)           (548)
                                                          --------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (12,597 and 39,108 shares, respectively).......       15,675          40,817
                                                          --------        --------
 Total Increase (Decrease) in Net Assets.............       18,004          47,664
Net Assets
   Beginning of Period...............................       47,664              --
                                                          --------        --------
   End of Period (Includes undistributed net
     investment income of $418 and $4
     respectively)...................................     $ 65,668        $ 47,664
                                                          ========        ========

(a)Portfolio commenced operations on May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                             Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Index 500 Stock Portfolio                                   2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................    $   12,778     $   23,881
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        17,312         17,414
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................        28,555        344,408
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        58,645        385,703
                                                         ----------     ----------
 Distributions to Shareholders from:
   Net Investment Income.............................       (23,734)       (21,914)
   Net Realized Gain on Investments..................       (19,343)        (8,037)
                                                         ----------     ----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (43,077)       (29,951)
                                                         ----------     ----------
 Fund Share Transactions:
   Proceeds from Sale of 29,580 and 64,442 Shares....        81,564        153,657
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (16,097 and 13,329
     shares, respectively)...........................        43,077         29,951
   Payments for 33,531 and 62,305 Shares Redeemed....       (92,128)      (146,121)
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (12,146 and 15,466 shares, respectively).......        32,513         37,487
                                                         ----------     ----------
 Total Increase (Decrease) in Net Assets.............        48,081        393,239
Net Assets
   Beginning of Period...............................     1,756,120      1,362,881
                                                         ----------     ----------
   End of Period (Includes undistributed net
     investment income of $12,719 and
     $23,815 respectively)...........................    $1,804,201     $1,756,120
                                                         ==========     ==========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Asset Allocation Portfolio                                  2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  1,341       $  2,087
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        2,184          3,511
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................         (842)        16,774
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        2,683         22,372
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................           --         (2,122)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................           --         (2,122)
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 39,213 and 60,300 Shares....       40,610         55,946
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid ( -- and 2,087 shares,
     respectively)...................................           --          2,122
   Payments for 7,840 and 35,897 Shares Redeemed.....       (8,037)       (35,100)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (31,373 and 26,490 shares, respectively).......       32,573         22,968
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       35,256         43,218
Net Assets
   Beginning of Period...............................      130,478         87,260
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $1,315 and
     ($26) respectively).............................     $165,734       $130,478
                                                          ========       ========

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Balanced Portfolio                                          2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................    $   35,367     $   73,405
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        27,654        138,458
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................       (11,015)       233,710
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        52,006        445,573
                                                         ----------     ----------
 Distributions to Shareholders from:
   Net Investment Income.............................       (73,596)       (85,974)
   Net Realized Gain on Investments..................      (103,895)            --
                                                         ----------     ----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................      (177,491)       (85,974)
                                                         ----------     ----------
 Fund Share Transactions:
   Proceeds from Sale of 48,196 and 98,048 Shares....        89,154        167,389
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (102,300 and 52,328
     shares, respectively)...........................       177,491         85,974
   Payments for 78,313 and 167,140 Shares Redeemed...      (144,192)      (283,003)
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (72,183 and (16,764) shares, respectively).....       122,453        (29,640)
                                                         ----------     ----------
 Total Increase (Decrease) in Net Assets.............        (3,032)       329,959
Net Assets
   Beginning of Period...............................     2,891,488      2,561,529
                                                         ----------     ----------
   End of Period (Includes undistributed net
     investment income of $34,422 and $72,758
     respectively)...................................    $2,888,456     $2,891,488
                                                         ==========     ==========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
High Yield Bond Portfolio                                   2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  7,507       $ 14,601
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................        5,397          7,972
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................       (7,496)        20,079
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        5,408         42,652
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................      (14,553)          (362)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................      (14,553)          (362)
                                                          --------       --------
 Fund Share Transactions:
   Proceeds from Sale of 23,219 and 80,917 Shares....       16,791         52,808
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (21,213 and 572 shares,
     respectively)...................................       14,553            362
   Payments for 25,634 and 50,808 Shares Redeemed....      (18,417)       (33,642)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (18,798 and 30,681 shares, respectively).......       12,927         19,528
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............        3,782         61,818
Net Assets
   Beginning of Period...............................      199,371        137,553
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $7,427 and $14,473
     respectively)...................................     $203,153       $199,371
                                                          ========       ========

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                             Statement of Changes in Net Assets

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Select Bond Portfolio                                       2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................     $ 12,113      $  25,481
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................         (537)        17,559
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................      (10,735)       (10,035)
                                                          --------      ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................          841         33,005
                                                          --------      ---------
 Distributions to Shareholders from:
   Net Investment Income.............................      (25,606)       (24,369)
   Net Realized Gain on Investments..................      (17,700)       (13,905)
                                                          --------      ---------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................      (43,306)       (38,274)
                                                          --------      ---------
 Fund Share Transactions:
   Proceeds from Sale of 39,462 and 106,806 Shares...       49,097        135,872
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (37,204 and 31,067
     shares, respectively)...........................       43,306         38,274
   Payments for 45,526 and 105,045 Shares Redeemed...      (56,740)      (131,570)
                                                          --------      ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (31,140 and 32,828 shares, respectively).......       35,663         42,576
                                                          --------      ---------
 Total Increase (Decrease) in Net Assets.............       (6,802)        37,307
Net Assets
   Beginning of Period...............................      621,325        584,018
                                                          --------      ---------
   End of Period (Includes undistributed net
     investment income of $11,802 and $25,295
     respectively)...................................     $614,523      $ 621,325
                                                          ========      =========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Money Market Portfolio                                      2004           2003
-----------------------------------------------------------------------------------
                                                             (In thousands)
Change in Net Assets
 Operations
   Net Investment Income (Loss)......................    $   2,073      $   5,837
   Net Realized Gain (Loss) on Investments and
     Foreign Currencies..............................           --             --
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments...................           --             --
                                                         ---------      ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        2,073          5,837
                                                         ---------      ---------
 Distributions to Shareholders from:
   Net Investment Income.............................       (2,073)        (5,836)
   Net Realized Gain on Investments..................           --             --
                                                         ---------      ---------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (2,073)        (5,836)
                                                         ---------      ---------
 Fund Share Transactions:
   Proceeds from Sale of 83,892 and 420,450 Shares...       83,900        420,450
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (2,073 and 5,836 shares,
     respectively)...................................        2,073          5,836
   Payments for 121,671 and 527,727 Shares
     Redeemed........................................     (121,671)      (527,727)
                                                         ---------      ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      ((35,706) and (101,441) shares,
      respectively)..................................      (35,698)      (101,441)
                                                         ---------      ---------
 Total Increase (Decrease) in Net Assets.............      (35,698)      (101,440)
Net Assets
   Beginning of Period...............................      399,873        501,313
                                                         ---------      ---------
   End of Period (Includes undistributed net
     investment income of $0 and $0 respectively)....    $ 364,175      $ 399,873
                                                         =========      =========

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Statement of Changes in Net Assets

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                          For the                                              For the Period
                                                         Six Months                                           April 30, 1999(a)
                                                           Ended          For the Year Ended December 31,          through
Small Cap Growth Stock Portfolio                          June 30,    --------------------------------------    December 31,
(For a share outstanding throughout the period)             2004        2003      2002      2001      2000          1999
---------------------------------------------------------             ----------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.94     $   1.46  $   1.79  $   1.86  $   1.79       $  1.00
  Income from Investment Operations:
    Net Investment Income..............................        --           --        --        --        --            --
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.17         0.48     (0.33)    (0.07)     0.13          0.85
                                                         --------     --------  --------  --------  --------       -------
     Total from Investment Operations..................      0.17         0.48     (0.33)    (0.07)     0.13          0.85
                                                         --------     --------  --------  --------  --------       -------
  Less Distributions:
    Distributions from Net Investment Income...........        --           --        --        --        --            --
    Distributions from Realized Gains on Investments...        --           --        --        --     (0.06)        (0.06)
                                                         --------     --------  --------  --------  --------       -------
     Total Distributions...............................        --           --        --        --     (0.06)        (0.06)
                                                         --------     --------  --------  --------  --------       -------
Net Asset Value, End of Period.........................  $   2.11     $   1.94  $   1.46  $   1.79  $   1.86       $  1.79
                                                         ========     ========  ========  ========  ========       =======
Total Return(e)........................................     8.94%       33.06%   (18.42%)   (3.76%)    6.71%        86.09%
                                                         ========     ========  ========  ========  ========       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $406,131     $366,612  $254,880  $291,448  $250,314       $71,483
                                                         ========     ========  ========  ========  ========       =======
Ratio of Gross Expenses to Average Net Assets..........     0.57%(d)     0.59%     0.60%     0.60%     0.67%         1.03%(d)
                                                         ========     ========  ========  ========  ========       =======
Ratio of Net Expenses to Average Net Assets(g).........     0.57%(d)     0.59%     0.60%     0.60%     0.67%         1.00%(d)
                                                         ========     ========  ========  ========  ========       =======
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................    (0.34%)(d)   (0.35%)   (0.26%)    0.17%     0.19%        (0.07%)(d)
                                                         ========     ========  ========  ========  ========       =======
Portfolio Turnover Rate................................    41.18%       84.20%    41.87%    70.58%    86.13%        70.72%
                                                         ========     ========  ========  ========  ========       =======

                                                               For the          For the       For the Period
                                                              Six Months      Year Ended     July 31, 2001(b)
                                                                Ended        December 31,        through
T. Rowe Price Small Cap Value Portfolio                        June 30,    ----------------    December 31,
(For a share outstanding throughout the period)                  2004        2003     2002         2001
---------------------------------------------------------------            ------------------
Selected Per Share Data
Net Asset Value, Beginning of Period.........................  $   1.29    $   0.95 $  1.02      $  1.00
  Income from Investment Operations:
    Net Investment Income....................................        --        0.01    0.01           --
    Net Realized and Unrealized Gains on Investments.........      0.10        0.33   (0.07)        0.02
                                                               --------    -------- -------      -------
     Total from Investment Operations........................      0.10        0.34   (0.06)        0.02
                                                               --------    -------- -------      -------
  Less Distributions:
    Distributions from Net Investment Income.................        --          --   (0.01)          --
    Distributions from Realized Gains on Investments.........      0.02          --      --           --
                                                               --------    -------- -------      -------
     Total Distributions.....................................      0.02          --   (0.01)          --
                                                               --------    -------- -------      -------
Net Asset Value, End of Period...............................  $   1.41    $   1.29 $  0.95      $  1.02
                                                               ========    ======== =======      =======
Total Return(e)..............................................    11.16%      35.15%  (5.58%)       1.76%
                                                               ========    ======== =======      =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands).....................  $155,415    $121,944 $63,083      $21,003
                                                               ========    ======== =======      =======
Ratio of Gross Expenses to Average Net Assets................     0.88%(d)    0.90%   1.02%        1.36%(d)
                                                               ========    ======== =======      =======
Ratio of Net Expenses to Average Net Assets(g)...............     0.88%(d)    0.90%   1.00%        1.00%(d)
                                                               ========    ======== =======      =======
Ratio of Net Investment Income (Losses) to Average Net Assets     0.67%(d)    0.65%   0.54%        1.03%(d)
                                                               ========    ======== =======      =======
Portfolio Turnover Rate......................................    10.07%      33.78%  28.26%       49.70%
                                                               ========    ======== =======      =======

(a)Portfolio commenced operations on April 30, 1999.
(b)Portfolio commenced operations July 31, 2001.
(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                                           Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                       For the
                                                      Six Months
                                                        Ended                   For the Year Ended December 31,
Aggressive Growth Stock Portfolio                      June 30,    --------------------------------------------------------
(For a share outstanding throughout the period)          2004         2003       2002       2001        2000        1999
------------------------------------------------------             ---------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................ $     2.72    $     2.18  $   2.82  $     4.47  $     4.81  $     3.46
  Income from Investment Operations:
    Net Investment Income...........................         --            --        --          --          --          --
    Net Realized and Unrealized Gains (Losses) on
     Investments....................................       0.18          0.54     (0.59)      (0.83)       0.29        1.48
                                                     ----------    ----------  --------  ----------  ----------  ----------
     Total from Investment Operations...............       0.18          0.54     (0.59)      (0.83)       0.29        1.48
                                                     ----------    ----------  --------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income........         --            --        --          --          --          --
    Distributions from Realized Gains on
     Investments....................................         --            --     (0.05)      (0.82)      (0.63)      (0.13)
                                                     ----------    ----------  --------  ----------  ----------  ----------
     Total Distributions............................         --            --     (0.05)      (0.82)      (0.63)      (0.13)
                                                     ----------    ----------  --------  ----------  ----------  ----------
Net Asset Value, End of Period...................... $     2.90    $     2.72  $   2.18  $     2.82  $     4.47  $     4.81
                                                     ==========    ==========  ========  ==========  ==========  ==========
Total Return(e).....................................      6.69%        24.69%   (21.15%)    (19.87%)      6.18%      43.78%
                                                     ==========    ==========  ========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............ $1,233,488    $1,187,542  $994,075  $1,341,876  $1,696,013  $1,485,311
                                                     ==========    ==========  ========  ==========  ==========  ==========
Ratio of Expenses to Average Net Assets.............      0.52%(d)      0.52%     0.52%       0.52%       0.52%       0.51%
                                                     ==========    ==========  ========  ==========  ==========  ==========
Ratio of Net Investment Income (Loss) to Average Net
 Assets.............................................      0.14%(d)     (0.10%)   (0.11%)      0.08%       0.09%      (0.02%)
                                                     ==========    ==========  ========  ==========  ==========  ==========
Portfolio Turnover Rate.............................     39.53%        63.21%    43.37%      70.40%      63.18%      68.64%
                                                     ==========    ==========  ========  ==========  ==========  ==========

                                                                  For the                        For the Period
                                                                 Six Months  For the Year Ended July 31, 2001(b)
                                                                   Ended        December 31,        through
International Growth Portfolio                                    June 30,   -----------------    December 31,
(For a share outstanding throughout the period)                     2004       2003     2002          2001
------------------------------------------------------------------           -------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  1.09    $  0.79  $   0.91      $  1.00
  Income from Investment Operations:
    Net Investment Income.......................................     0.01       0.01        --           --
    Net Realized and Unrealized Gains (Losses) on Investments...     0.05       0.30     (0.12)       (0.09)
                                                                  -------    -------  --------      -------
     Total from Investment Operations...........................     0.06       0.31     (0.12)       (0.09)
                                                                  -------    -------  --------      -------
  Less Distributions:
    Distributions from Net Investment Income....................       --      (0.01)       --           --
    Distributions from Realized Gains on Investments............       --         --        --           --
                                                                  -------    -------  --------      -------
     Total Distributions........................................       --      (0.01)       --           --
                                                                  -------    -------  --------      -------
Net Asset Value, End of Period..................................  $  1.15    $  1.09  $   0.79      $  0.91
                                                                  =======    =======  ========      =======
Total Return(e).................................................    5.14%     38.99%   (12.34%)      (9.40%)
                                                                  =======    =======  ========      =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $82,615    $66,690  $ 35,373      $26,900
                                                                  =======    =======  ========      =======
Ratio of Gross Expenses to Average Net Assets...................    1.02%(d)   1.15%     1.15%        1.25%(d)
                                                                  =======    =======  ========      =======
Ratio of Net Expenses to Average Net Assets(g)..................    1.02%(d)   1.10%     1.10%        1.10%(d)
                                                                  =======    =======  ========      =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....    1.30%(d)   0.79%     0.62%        0.05%(d)
                                                                  =======    =======  ========      =======
Portfolio Turnover Rate.........................................   31.61%     58.09%    27.28%       18.45%
                                                                  =======    =======  ========      =======

(b)Portfolio commenced operations July 31, 2001.
(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                         For the
                                                        Six Months
                                                          Ended               For the Year Ended December 31,
Franklin Templeton International Equity                  June 30,    ------------------------------------------------
(For a share outstanding throughout the period)            2004        2003      2002      2001      2000      1999
---------------------------------------------------------            -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.41    $   1.02  $   1.26  $   1.63  $   1.78  $   1.68
  Income from Investment Operations:
    Net Investment Income..............................     (0.03)       0.03      0.02      0.02      0.02      0.03
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.04        0.38     (0.24)    (0.23)    (0.04)     0.33
                                                         --------    --------  --------  --------  --------  --------
     Total from Investment Operations..................      0.01        0.41     (0.22)    (0.21)    (0.02)     0.36
                                                         --------    --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........      0.03       (0.02)    (0.02)    (0.03)    (0.04)    (0.05)
    Distributions from Realized Gains on Investments...        --          --        --     (0.13)    (0.09)    (0.21)
                                                         --------    --------  --------  --------  --------  --------
     Total Distributions...............................      0.03       (0.02)    (0.02)    (0.16)    (0.13)    (0.26)
                                                         --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.45    $   1.41  $   1.02  $   1.26  $   1.63  $   1.78
                                                         ========    ========  ========  ========  ========  ========
Total Return(e)........................................     4.33%      40.46%   (17.40%)  (14.00%)   (0.79%)   22.88%
                                                         ========    ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $847,927    $795,707  $563,102  $716,413  $809,617  $772,170
                                                         ========    ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.72%(d)    0.74%     0.74%     0.74%     0.73%     0.74%
                                                         ========    ========  ========  ========  ========  ========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................     3.24%(d)    2.33%     1.72%     1.99%     1.77%     2.62%
                                                         ========    ========  ========  ========  ========  ========
Portfolio Turnover Rate................................     6.49%      24.87%    30.94%    34.52%    26.95%    38.37%
                                                         ========    ========  ========  ========  ========  ========

                                                                  For the    For the Period
                                                                 Six Months  May 1, 2003(c)
                                                                   Ended        through
AllianceBernstein Mid Cap Value Portfolio                         June 30,    December 31,
(For a share outstanding throughout the period)                     2004          2003
------------------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  1.32       $  1.00
  Income from Investment Operations:
    Net Investment Income.......................................       --          0.01
    Net Realized and Unrealized Gains (Losses) on Investments...     0.07          0.32
                                                                  -------       -------
     Total from Investment Operations...........................     0.07          0.33
                                                                  -------       -------
  Less Distributions:
    Distributions from Net Investment Income....................       --         (0.00)(f)
    Distributions from Realized Gains on Investments............       --         (0.01)
                                                                  -------       -------
     Total Distributions........................................       --         (0.01)
                                                                  -------       -------
Net Asset Value, End of Period..................................  $  1.39       $  1.32
                                                                  =======       =======
Total Return(e).................................................    6.11%        33.16%
                                                                  =======       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $55,330       $44,091
                                                                  =======       =======
Ratio of Expenses to Average Net Assets.........................    0.89%(d)      0.94%(d)
                                                                  =======       =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....    0.42%(d)      0.70%(d)
                                                                  =======       =======
Portfolio Turnover Rate.........................................   19.81%         9.68%
                                                                  =======       =======

(c)Portfolio commenced operations on May 1, 2003.
(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(f)Amount is less than $0.005

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                                           Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                         For the                                              For the Period
                                                        Six Months                                           April 30, 1999(a)
                                                          Ended          For the Year Ended December 31,          through
Index 400 Stock Portfolio                                June 30,    --------------------------------------    December 31,
(For a share outstanding throughout the period)            2004        2003      2002      2001      2000          1999
---------------------------------------------------------            ----------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.28    $   0.95  $   1.12  $   1.14  $   1.11       $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss).......................     (0.01)       0.01      0.01        --      0.02          0.01
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.04        0.33     (0.17)    (0.01)     0.16          0.12
                                                         --------    --------  --------  --------  --------       -------
     Total from Investment Operations..................      0.03        0.34     (0.16)    (0.01)     0.18          0.13
                                                         --------    --------  --------  --------  --------       -------
  Less Distributions:
    Distributions from Net Investment Income...........      0.01       (0.01)    (0.01)       --     (0.02)        (0.01)
    Distributions from Realized Gains on Investments...      0.01          --        --     (0.01)    (0.13)        (0.01)
                                                         --------    --------  --------  --------  --------       -------
     Total Distributions...............................      0.02       (0.01)    (0.01)    (0.01)    (0.15)        (0.02)
                                                         --------    --------  --------  --------  --------       -------
Net Asset Value, End of Period.........................  $   1.33    $   1.28  $   0.95  $   1.12  $   1.14       $  1.11
                                                         ========    ========  ========  ========  ========       =======
Total Return(e)........................................     5.93%      35.01%   (14.54%)   (0.65%)   17.21%        12.83%
                                                         ========    ========  ========  ========  ========       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $385,352    $342,500  $225,410  $210,734  $137,616       $59,644
                                                         ========    ========  ========  ========  ========       =======
Ratio of Gross Expenses to Average Net Assets..........     0.26%(d)    0.27%     0.28%     0.31%     0.32%         0.46%(d)
                                                         ========    ========  ========  ========  ========       =======
Ratio of Net Expenses to Average Net Assets(g).........     0.26%(d)    0.27%     0.28%     0.31%     0.32%         0.35%(d)
                                                         ========    ========  ========  ========  ========       =======
Ratio of Net Investment Income to Average Net Assets...     0.92%(d)    0.92%     0.86%     1.06%     1.71%         1.69%(d)
                                                         ========    ========  ========  ========  ========       =======
Portfolio Turnover Rate................................     6.77%       9.74%    15.60%    19.06%    54.60%        26.51%
                                                         ========    ========  ========  ========  ========       =======

                                                                  For the     For the Period
                                                                 Six Months   May 1, 2003(c)
                                                                   Ended         through
Janus Capital Appreciation Portfolio                              June 30,     December 31,
(For a share outstanding throughout the period)                     2004           2003
------------------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  1.20        $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................       --             --
    Net Realized and Unrealized Gains (Losses) on Investments...     0.06           0.20
                                                                  -------        -------
     Total from Investment Operations...........................     0.06           0.20
                                                                  -------        -------
  Less Distributions:
    Distributions from Net Investment Income....................       --          (0.00)(f)
    Distributions from Realized Gains on Investments............       --          (0.00)(f)
                                                                  -------        -------
     Total Distributions........................................       --             --
                                                                  -------        -------
Net Asset Value, End of Period..................................  $  1.26        $  1.20
                                                                  =======        =======
Total Return(e).................................................    5.43%         19.90%
                                                                  =======        =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $44,469        $36,730
                                                                  =======        =======
Ratio of Expenses to Average Net Assets.........................    0.85%(d)       0.90%(d)
                                                                  =======        =======
Ratio of Net Investment Income to Average Net Assets............   (0.11%)(d)      0.07%(d)
                                                                  =======        =======
Portfolio Turnover Rate.........................................    8.42%         33.68%
                                                                  =======        =======

(a)Portfolio commenced operations on April 30, 1999.
(c)Portfolio commenced operations on May 1, 2003.
(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(f)Amount is less than $0.005
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                         For the
                                                        Six Months
                                                          Ended               For the Year Ended December 31,
Growth Stock Portfolio                                   June 30,    ------------------------------------------------
(For a share outstanding throughout the period)            2004        2003      2002      2001      2000      1999
---------------------------------------------------------            -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.87    $   1.59  $   2.03  $   2.47  $   2.66  $   2.25
  Income from Investment Operations:
    Net Investment Income (Loss).......................     (0.02)       0.01      0.01      0.02      0.03      0.03
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.02        0.28     (0.43)    (0.36)    (0.09)     0.47
                                                         --------    --------  --------  --------  --------  --------
     Total from Investment Operations..................        --        0.29     (0.42)    (0.34)    (0.06)     0.50
                                                         --------    --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........      0.01       (0.01)    (0.02)    (0.02)    (0.02)    (0.03)
    Distributions from Realized Gains on Investments...        --          --        --     (0.08)    (0.11)    (0.06)
                                                         --------    --------  --------  --------  --------  --------
     Total Distributions...............................      0.01       (0.01)    (0.02)    (0.10)    (0.13)    (0.09)
                                                         --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.88    $   1.87  $   1.59  $   2.03  $   2.47  $   2.66
                                                         ========    ========  ========  ========  ========  ========
Total Return(e)........................................     1.08%      18.94%   (20.83%)  (14.22%)   (2.49%)   22.50%
                                                         ========    ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $663,970    $665,871  $551,421  $696,578  $770,816  $676,134
                                                         ========    ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.43%(d)    0.43%     0.43%     0.43%     0.43%     0.43%
                                                         ========    ========  ========  ========  ========  ========
Ratio of Net Investment Income to Average Net Assets...     0.65%(d)    0.77%     0.76%     1.01%     1.12%     1.22%
                                                         ========    ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    22.26%      40.89%    28.06%    27.98%    28.01%    27.26%
                                                         ========    ========  ========  ========  ========  ========

                                                         For the
                                                        Six Months
                                                          Ended               For the Year Ended December 31,
Large Cap Core Stock Portfolio                           June 30,    ------------------------------------------------
(For a share outstanding throughout the period)            2004        2003      2002      2001      2000      1999
---------------------------------------------------------            -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.07    $   0.87  $   1.22  $   1.37  $   1.56  $   1.62
  Income from Investment Operations:
    Net Investment Income (Loss).......................     (0.01)       0.01      0.01      0.01      0.01      0.01
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................        --        0.20     (0.35)    (0.11)    (0.11)     0.12
                                                         --------    --------  --------  --------  --------  --------
     Total from Investment Operations..................     (0.01)       0.21     (0.34)    (0.10)    (0.10)     0.13
                                                         --------    --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........      0.01       (0.01)    (0.01)    (0.01)    (0.01)       --
    Distributions from Realized Gains on Investments...        --          --        --     (0.04)    (0.08)    (0.19)
                                                         --------    --------  --------  --------  --------  --------
     Total Distributions...............................      0.01       (0.01)    (0.01)    (0.05)    (0.09)    (0.19)
                                                         --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.07    $   1.07  $   0.87  $   1.22  $   1.37  $   1.56
                                                         ========    ========  ========  ========  ========  ========
Total Return(e)........................................     1.53%      24.05%   (28.20%)   (7.77%)   (6.97%)    7.47%
                                                         ========    ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $449,245    $447,554  $365,944  $548,672  $579,981  $661,552
                                                         ========    ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.44%(d)    0.46%     0.58%     0.58%     0.57%     0.57%
                                                         ========    ========  ========  ========  ========  ========
Ratio of Net Investment Income to Average Net Assets...     1.04%(d)    1.07%     0.85%     0.75%     0.68%     0.80%
                                                         ========    ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    21.98%      58.90%    29.20%    44.37%    47.67%   106.93%
                                                         ========    ========  ========  ========  ========  ========

(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                                           Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                                  For the                          For the Period
                                                                 Six Months   For the Year Ended  July 31, 2001(b)
                                                                   Ended         December 31,         through
Capital Guardian Domestic Equity Portfolio                        June 30,    ------------------    December 31,
(For a share outstanding throughout the period)                     2004        2003      2002          2001
------------------------------------------------------------------            --------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $   1.00    $   0.76  $   0.97      $  1.00
  Income from Investment Operations:
    Net Investment Income.......................................      0.01        0.01      0.01           --
    Net Realized and Unrealized Gains (Losses) on Investments...      0.04        0.24     (0.21)       (0.03)
                                                                  --------    --------  --------      -------
     Total from Investment Operations...........................      0.05        0.25     (0.20)       (0.03)
                                                                  --------    --------  --------      -------
  Less Distributions:
    Distributions from Net Investment Income....................        --       (0.01)    (0.01)          --
    Distributions from Realized Gains on Investments............        --          --        --           --
                                                                  --------    --------  --------      -------
     Total Distributions........................................        --       (0.01)    (0.01)          --
                                                                  --------    --------  --------      -------
Net Asset Value, End of Period..................................  $   1.05    $   1.00  $   0.76      $  0.97
                                                                  ========    ========  ========      =======
Total Return(e).................................................     4.89%      34.41%   (21.24%)      (2.19%)
                                                                  ========    ========  ========      =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $166,016    $136,099  $ 74,274      $40,722
                                                                  ========    ========  ========      =======
Ratio of Gross Expenses to Average Net Assets...................     0.63%(d)    0.67%     0.70%        0.90%(d)
                                                                  ========    ========  ========      =======
Ratio of Net Expenses to Average Net Assets(g)..................     0.63%(d)    0.67%     0.70%        0.75%(d)
                                                                  ========    ========  ========      =======
Ratio of Net Investment Income to Average Net Assets............     1.61%(d)    1.84%     1.54%        1.32%(d)
                                                                  ========    ========  ========      =======
Portfolio Turnover Rate.........................................    14.84%      29.20%    22.42%       18.98%
                                                                  ========    ========  ========      =======

                                                                  For the    For the Period
                                                                 Six Months  May 1, 2003(c)
                                                                   Ended        through
T. Rowe Price Equity Income Portfolio                             June 30,    December 31,
(For a share outstanding throughout the period)                     2004          2003
------------------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  1.22       $  1.00
  Income from Investment Operations:
    Net Investment Income.......................................     0.01          0.01
    Net Realized and Unrealized Gains (Losses) on Investments...     0.04          0.23
                                                                  -------       -------
     Total from Investment Operations...........................     0.05          0.24
                                                                  -------       -------
  Less Distributions:
    Distributions from Net Investment Income....................       --         (0.01)
    Distributions from Realized Gains on Investments............       --         (0.01)
                                                                  -------       -------
     Total Distributions........................................       --         (0.02)
                                                                  -------       -------
Net Asset Value, End of Period..................................  $  1.27       $  1.22
                                                                  =======       =======
Total Return(e).................................................    4.52%        23.64%
                                                                  =======       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $65,668       $47,664
                                                                  =======       =======
Ratio of Gross Expenses to Average Net Assets...................    0.70%(d)      0.77%(d)
                                                                  =======       =======
Ratio of Net Expenses to Average Net Assets(g)..................    0.70%(d)      0.75%(d)
                                                                  =======       =======
Ratio of Net Investment Income to Average Net Assets............    1.48%(d)      1.88%(d)
                                                                  =======       =======
Portfolio Turnover Rate.........................................    6.43%        27.27%
                                                                  =======       =======

(b)Portfolio commenced operations July 31, 2001.
(c)Portfolio commenced operations on May 1, 2003.
(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                       For the
                                                      Six Months
                                                        Ended                    For the Year Ended December 31,
Index 500 Stock Portfolio                              June 30,    ----------------------------------------------------------
(For a share outstanding throughout the period)          2004         2003        2002        2001        2000        1999
------------------------------------------------------             -----------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................ $     2.72    $     2.17  $     2.87  $     3.41  $     3.89  $     3.29
  Income from Investment Operations:
    Net Investment Income (Loss)....................      (0.05)         0.04        0.03        0.03        0.04        0.04
    Net Realized and Unrealized Gains (Losses) on
     Investments....................................       0.01          0.56       (0.64)      (0.43)      (0.37)       0.64
                                                     ----------    ----------  ----------  ----------  ----------  ----------
     Total from Investment Operations...............      (0.04)         0.60       (0.61)      (0.40)      (0.33)       0.68
                                                     ----------    ----------  ----------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income........       0.04         (0.04)      (0.03)      (0.04)      (0.04)      (0.03)
    Distributions from Realized Gains on
     Investments....................................       0.03         (0.01)      (0.06)      (0.10)      (0.11)      (0.05)
                                                     ----------    ----------  ----------  ----------  ----------  ----------
     Total Distributions............................       0.07         (0.05)      (0.09)      (0.14)      (0.15)      (0.08)
                                                     ----------    ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................... $     2.75    $     2.72  $     2.17  $     2.87  $     3.41  $     3.89
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Total Return(e).....................................      3.33%        28.43%     (22.07%)    (11.88%)     (8.75%)     20.91%
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............ $1,804,201    $1,756,120  $1,362,881  $1,821,875  $2,072,937  $2,271,956
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Ratio of Expenses to Average Net Assets.............      0.20%(d)      0.20%       0.21%       0.21%       0.20%       0.20%
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Ratio of Net Investment Income to Average Net
 Assets.............................................      1.43%(d)      1.59%       1.40%       1.13%       1.08%       1.16%
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Portfolio Turnover Rate.............................      1.62%         2.44%       6.55%       2.92%       6.47%       5.65%
                                                     ==========    ==========  ==========  ==========  ==========  ==========

                                                                  For the                          For the Period
                                                                 Six Months   For the Year Ended  July 31, 2001(b)
                                                                   Ended         December 31,         through
Asset Allocation Portfolio                                        June 30,    ------------------    December 31,
(For a share outstanding throughout the period)                     2004        2003      2002          2001
------------------------------------------------------------------            --------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $   1.02    $   0.86  $   0.97      $  1.00
  Income from Investment Operations:
    Net Investment Income.......................................      0.01        0.02      0.01         0.01
    Net Realized and Unrealized Gains (Losses) on Investments...      0.01        0.16     (0.11)       (0.03)
                                                                  --------    --------  --------      -------
     Total from Investment Operations...........................      0.02        0.18     (0.10)       (0.02)
                                                                  --------    --------  --------      -------
  Less Distributions:
    Distributions from Net Investment Income....................        --       (0.02)    (0.01)       (0.01)
    Distributions from Realized Gains on Investments............        --          --        --           --
                                                                  --------    --------  --------      -------
     Total Distributions........................................        --       (0.02)    (0.01)       (0.01)
                                                                  --------    --------  --------      -------
Net Asset Value, End of Period..................................  $   1.04    $   1.02  $   0.86      $  0.97
                                                                  ========    ========  ========      =======
Total Return(e).................................................     2.06%      20.63%   (10.26%)      (2.10%)
                                                                  ========    ========  ========      =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $165,734    $130,478  $ 87,260      $40,116
                                                                  ========    ========  ========      =======
Ratio of Gross Expenses to Average Net Assets...................     0.64%(d)    0.73%     0.87%        0.92%(d)
                                                                  ========    ========  ========      =======
Ratio of Net Expenses to Average Net Assets(g)..................     0.64%(d)    0.73%     0.75%        0.75%(d)
                                                                  ========    ========  ========      =======
Ratio of Net Investment Income to Average Net Assets............     1.80%(d)    1.83%     2.18%        2.19%(d)
                                                                  ========    ========  ========      =======
Portfolio Turnover Rate.........................................    40.79%     103.77%   112.73%       55.88%
                                                                  ========    ========  ========      =======

(b)Portfolio commenced operations July 31, 2001.
(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                                           Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                       For the
                                                      Six Months
                                                        Ended                    For the Year Ended December 31,
Balanced Portfolio                                     June 30,    ----------------------------------------------------------
(For a share outstanding throughout the period)          2004         2003        2002        2001        2000        1999
------------------------------------------------------             -----------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................ $     1.85    $     1.62  $     1.82  $     2.03  $     2.22  $     2.22
  Income from Investment Operations:
    Net Investment Income (Loss)....................      (0.08)         0.05        0.06        0.08        0.08        0.07
    Net Realized and Unrealized Gains (Losses) on
     Investments....................................      (0.12)         0.24       (0.20)      (0.13)      (0.09)       0.17
                                                     ----------    ----------  ----------  ----------  ----------  ----------
     Total from Investment Operations...............      (0.20)         0.29       (0.14)      (0.05)      (0.01)       0.24
                                                     ----------    ----------  ----------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income........       0.05         (0.06)      (0.06)      (0.08)      (0.07)      (0.07)
    Distributions from Realized Gains on
     Investments....................................       0.07            --          --       (0.08)      (0.11)      (0.17)
                                                     ----------    ----------  ----------  ----------  ----------  ----------
     Total Distributions............................       0.12         (0.06)      (0.06)      (0.16)      (0.18)      (0.24)
                                                     ----------    ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................... $     1.77    $     1.85  $     1.62  $     1.82  $     2.03  $     2.22
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Total Return(e).....................................      1.79%        17.99%      (7.54%)     (3.15%)     (0.17%)     11.18%
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............ $2,888,456    $2,891,488  $2,561,529  $3,011,137  $3,253,199  $3,557,900
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Ratio of Expenses to Average Net Assets.............      0.30%(d)      0.30%       0.30%       0.30%       0.30%       0.30%
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Ratio of Net Investment Income to Average Net
 Assets.............................................      2.44%(d)      2.74%       3.08%       3.75%       3.47%       3.36%
                                                     ==========    ==========  ==========  ==========  ==========  ==========
Portfolio Turnover Rate.............................     34.99%        69.56%      53.12%      50.37%      24.36%      27.16%
                                                     ==========    ==========  ==========  ==========  ==========  ==========

                                                         For the
                                                        Six Months
                                                          Ended                For the Year Ended December 31,
High Yield Bond Portfolio                                June 30,    ---------------------------------------------------
(For a share outstanding throughout the period)            2004          2003       2002      2001      2000      1999
---------------------------------------------------------            ----------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   0.73    $   0.56     $   0.65  $   0.69  $   0.82  $   0.94
  Income from Investment Operations:
    Net Investment Income..............................     (0.08)       0.05         0.07      0.08      0.09      0.11
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................     (0.01)       0.12        (0.09)    (0.04)    (0.13)    (0.12)
                                                         --------    --------     --------  --------  --------  --------
     Total from Investment Operations..................     (0.09)       0.17        (0.02)     0.04     (0.04)    (0.01)
                                                         --------    --------     --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........      0.05       (0.00)(f)    (0.07)    (0.08)    (0.09)    (0.11)
    Distributions from Realized Gains on Investments...        --          --           --        --        --        --
                                                         --------    --------     --------  --------  --------  --------
     Total Distributions...............................      0.05       (0.00)       (0.07)    (0.08)    (0.09)    (0.11)
                                                         --------    --------     --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   0.69    $   0.73     $   0.56  $   0.65  $   0.69  $   0.82
                                                         ========    ========     ========  ========  ========  ========
Total Return(e)........................................     2.81%      29.06%       (2.89%)    5.03%    (4.60%)   (0.44%)
                                                         ========    ========     ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $203,153    $199,371     $137,553  $147,670  $138,207  $161,424
                                                         ========    ========     ========  ========  ========  ========
Ratio of Gross Expenses to Average Net Assets..........     0.50%(d)    0.52%        0.54%     0.53%     0.53%     0.50%
                                                         ========    ========     ========  ========  ========  ========
Ratio of Net Expenses to Average Net Assets(g).........     0.50%(d)    0.52%        0.54%     0.53%     0.52%     0.50%
                                                         ========    ========     ========  ========  ========  ========
Ratio of Net Investment Income to Average Net Assets...     7.42%(d)    8.66%       10.37%    10.48%    10.90%    11.15%
                                                         ========    ========     ========  ========  ========  ========
Portfolio Turnover Rate................................    87.51%     182.10%       89.20%    96.41%   124.91%   139.87%
                                                         ========    ========     ========  ========  ========  ========

(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(f)Amount is less than $0.005
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

Financial Highlights

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                         For the
                                                        Six Months
                                                          Ended               For the Year Ended December 31,
Select Bond Portfolio                                    June 30,    ------------------------------------------------
(For a share outstanding throughout the period)            2004        2003      2002      2001      2000      1999
---------------------------------------------------------            -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.26    $   1.27  $   1.20  $   1.16  $   1.13  $   1.25
  Income from Investment Operations:
    Net Investment Income..............................     (0.08)       0.05      0.05      0.06      0.08      0.08
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................     (0.10)       0.02      0.09      0.05      0.03     (0.09)
                                                         --------    --------  --------  --------  --------  --------
     Total from Investment Operations..................     (0.18)       0.07      0.14      0.11      0.11     (0.01)
                                                         --------    --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........      0.05       (0.05)    (0.06)    (0.07)    (0.08)    (0.08)
    Distributions from Realized Gains on Investments...      0.04       (0.03)    (0.01)       --        --     (0.03)
                                                         --------    --------  --------  --------  --------  --------
     Total Distributions...............................      0.09       (0.08)    (0.07)    (0.07)    (0.08)    (0.11)
                                                         --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.17    $   1.26  $   1.27  $   1.20  $   1.16  $   1.13
                                                         ========    ========  ========  ========  ========  ========
Total Return(e)........................................     0.14%       5.49%    12.09%    10.37%    10.21%    (1.00%)
                                                         ========    ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $614,523    $621,325  $584,018  $405,406  $291,678  $286,493
                                                         ========    ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.30%(d)    0.30%     0.30%     0.30%     0.30%     0.30%
                                                         ========    ========  ========  ========  ========  ========
Ratio of Net Investment Income to Average Net Assets...     3.93%(d)    4.03%     5.01%     6.15%     6.84%     6.56%
                                                         ========    ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    66.41%     137.05%   184.37%   151.27%   139.89%    76.65%
                                                         ========    ========  ========  ========  ========  ========

                                                      For the
                                                     Six Months
                                                       Ended               For the Year Ended December 31,
Money Market Portfolio                                June 30,    ------------------------------------------------
(For a share outstanding throughout the period)         2004        2003      2002      2001      2000      1999
------------------------------------------------------            -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................  $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
  Income from Investment Operations:
    Net Investment Income...........................      0.01        0.01      0.02      0.04      0.06      0.05
                                                      --------    --------  --------  --------  --------  --------
     Total from Investment Operations...............      0.01        0.01      0.02      0.04      0.06      0.05
                                                      --------    --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income........     (0.01)      (0.01)    (0.02)    (0.04)    (0.06)    (0.05)
                                                      --------    --------  --------  --------  --------  --------
     Total Distributions............................     (0.01)      (0.01)    (0.02)    (0.04)    (0.06)    (0.05)
                                                      --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period......................  $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                      ========    ========  ========  ========  ========  ========
Total Return(e).....................................     0.56%       1.23%     1.65%     3.91%     6.28%     5.10%
                                                      ========    ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............  $364,175    $399,873  $501,313  $458,689  $384,455  $404,284
                                                      ========    ========  ========  ========  ========  ========
Ratio of Gross Expenses to Average Net Assets.......     0.30%(d)    0.30%     0.30%     0.30%     0.30%     0.30%
                                                      ========    ========  ========  ========  ========  ========
Ratio of Net Expenses to Average Net Assets(g)......     0.00%(d)    0.00%     0.27%     0.30%     0.30%     0.30%
                                                      ========    ========  ========  ========  ========  ========
Ratio of Net Investment Income to Average Net Assets     1.12%(d)    1.23%     1.63%     3.76%     6.08%     4.99%
                                                      ========    ========  ========  ========  ========  ========

(d)Computed on an annualized basis.
(e)Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)Portfolio subject to expense waiver agreement. See Note 9 of accompanying notes.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                                           Financial Highlights

 Notes to Financial Statements


Northwestern Mutual Series Fund, Inc.
June 30, 2004 (Unaudited)

Note 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, AllianceBernstein Mid Cap Value Portfolio, Index 400 Stock Portfolio, Janus Capital Appreciation Portfolio, Growth Stock Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 -- Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. ("NASDAQ") for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the prior day's price. Stocks traded only in the over-the-counter market and not on a securities exchange or NASDAQ are valued at the latest bid price. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedure is used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 -- Certain of the Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Portfolios do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 -- The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin", are recorded by the Portfolios as unrealized gains or losses.

Notes to Financial Statements

 Notes to Financial Statements


When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6 -- The Series Fund has a securities lending program that enables each Portfolio, except the Money Market Portfolio, to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio's investment policies. The collateral received under the securities lending program is recorded on the Portfolio's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to
102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate a securities loan at any time. The primary risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. As of June 30, 2004, the value of outstanding securities on loan and the value of collateral amounted to the following:

                                   Value of        Value of
                  Portfolio   Securities on Loan  Collateral
                  ---------   ------------------ ------------
                  Balanced...    $219,064,261    $226,347,000
                  Select Bond      54,694,283      56,231,375

As of June 30, 2004, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio's Statement of Assets and Liabilities.

Note 7 -- The Asset Allocation, Balanced and Select Bond Portfolios have entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a portfolio to a bank or broker/dealer (the "counterparty") of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. As of June 30, 2004, the following mortgage dollar rolls were outstanding:

                                                       Obligation
              Portfolio           Cost        Value    Liability
              ---------        ----------- ----------- -----------
              Asset Allocation $ 2,217,291 $ 2,229,352 $ 2,223,567
              Balanced........  78,528,962  79,537,735  78,751,223
              Select Bond.....  56,428,095  57,152,942  56,587,804

The obligation liability is included in Due on Purchase of Securities and Securities Lending Collateral on the Portfolio's Statement of Assets and Liabilities. Securities subject to these agreements had a contractual maturity of July 1, 2034. The weighted average interest rate was 4.50% for the Asset Allocation Portfolio, 4.50% for the Balanced Portfolio, and 4.50% for the Select Bond Portfolio.



Note 8 -- Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the year ended June 30, 2004, transactions in securities other than money market investments were:

                                                     U.S.      Total    U.S. Govt.
                                          Total      Govt.    Security   Security
                                        Security   Security    Sales/     Sales/
Portfolio                               Purchases  Purchases Maturities Maturities
---------                               ---------- --------- ---------- ----------
                                                  (Amounts in thousands)
Small Cap Growth Stock................. $  164,311 $     --   $151,537   $     --
T. Rowe Price Small Cap Value..........     47,673       --     28,390         --
Aggressive Growth Stock................    465,022       --    496,552         --
International Growth...................     37,225       --     22,840         --
Franklin Templeton International Equity     88,145       --     60,290         --
AllianceBernstein Mid Cap Value........     17,716       --      9,182         --
Index 400 Stock........................     35,423       --     23,101         --
Janus Capital Appreciation.............      3,049       --      4,245         --
Growth Stock...........................    142,696       --    144,243         --
Large Cap Core Stock...................     96,294       --    102,823         --
Capital Guardian Domestic Equity.......     39,689       --     20,883         --
T. Rowe Price Equity Income............     26,025       --      9,608         --
Index 500 Stock........................     30,809       --     28,459         --
Asset Allocation.......................     88,233   25,538     54,747     11,285
Balanced...............................  1,021,705  559,621    876,540    471,145
High Yield Bond........................    171,502       --    166,980         --
Select Bond............................    413,979  109,264    395,064    130,483


                                                  Notes to Financial Statements

 Notes to Financial Statements



Note 9 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

                      Portfolio                       Fee
                      ---------                       ----
                      T. Rowe Price Small Cap Value.. .85%
                      AllianceBernstein Mid Cap Value .85%
                      Index 400 Stock................ .25%
                      Index 500 Stock................ .20%
                      Balanced....................... .30%
                      Select Bond.................... .30%
                      Money Market................... .30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

                                                  First   Next
                                                   $50     $50
         Portfolio                               Million Million Excess
         ---------                               ------- ------- ------
         Small Cap Growth Stock.................  .80%    .65%    .50%
         Aggressive Growth Stock................  .80%    .65%    .50%
         Franklin Templeton International Equity  .85%    .65%    .65%
         Growth Stock...........................  .60%    .50%    .40%
         Large Cap Core Stock...................  .60%    .50%    .40%
         High Yield Bond........................  .60%    .50%    .40%

                                                  First   Next
                                                  $100    $150
         Portfolio                               Million Million Excess
         ---------                               ------- ------- ------
         International Growth...................  .75%    .65%    .55%
         Capital Guardian Domestic Equity.......  .65%    .55%    .50%
         Asset Allocation.......................  .60%    .50%    .40%

                                                  First
                                                  $500
         Portfolio                               Million Excess
         ---------                               ------- -------
         T. Rowe Price Equity Income............   65%     60%

                                                  First   Next
                                                  $100    $400
         Portfolio                               Million Million Excess
         ---------                               ------- ------- ------
         Janus Capital Appreciation.............  .80%    .75%    .70%

The Series Fund's advisor, Mason Street Advisors, LLC ("MSA"), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

            Portfolio                                 Expiration
            ---------                              -----------------
            T. Rowe Price Small Cap Value... 1.00% December 31, 2006
            International Growth............ 1.10% December 31, 2006
            AllianceBernstein Mid Cap Value. 1.00% December 31, 2008
            Janus Capital Appreciation...... 0.90% December 31, 2008
            Capital Guardian Domestic Equity 0.75% December 31, 2006
            T. Rowe Price Equity Income..... 0.75% December 31, 2008
            Asset Allocation................ 0.75% December 31, 2006

MSA has voluntarily waived its management fee since December 2, 2002 for the Money Market Portfolio.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the six months ended June 30, 2004, the amounts paid through expense offset arrangements were as follows:

                    Portfolio                        Amount
                    ---------                        ------
                    Small Cap Growth Stock.......... $  509
                    T. Rowe Price Small Cap Value...    254
                    Aggressive Growth Stock.........  1,979
                    AllianceBernstein Mid Cap Value.    260
                    Index 400 Stock.................    287
                    Janus Capital Appreciation......    271
                    Growth Stock....................    306
                    Large Cap Core Stock............    249
                    Capital Guardian Domestic Equity    339
                    T. Rowe Price Equity Income.....    173
                    Index 500 Stock.................    328
                    Asset Allocation................    421
                    High Yield Bond.................     96

T. Rowe Price Associates, Inc. ("T. Rowe Price"), Templeton Investment Counsel, LLC. ("Templeton Counsel"), Alliance Capital Management L.P., ("Alliance Capital Management"), Janus Capital Management, LLC ("Janus Capital") and Capital Guardian Trust Company ("Capital Guardian") have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, the Franklin Templeton International Equity Portfolio, the AllianceBernstein Mid Cap Value Portfolio, the Janus Capital Appreciation Portfolio and the Capital Guardian Domestic Equity Portfolio, respectively. MSA pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio's average daily net assets. MSA pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million. MSA pays Alliance Capital Management .72% on the first $100 million of the Portfolio's assets, .54% on the next $400 million, and .50% in excess of $500 million, with a

Notes to Financial Statements

 Notes to Financial Statements


minimum amount of $16,000. MSA pays Janus Capital .55% on the first $100 million of the Portfolio's assets, .50% on the next $400 million, and .45% on assets in excess of $500 million. MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio's assets of $100 million or less and .275% on net assets in excess of $100 million. For the T. Rowe Price Equity Income Portfolio, MSA pays T. Rowe Price .40% of the Portfolio's assets, reduced to ..35% on assets in excess of $500 million.

Commissions paid on Portfolio transactions to an affiliated broker for the six months ended June 30, 2004, were as follows:

                    Portfolio                       Amount
                    ---------                       -------
                    Small Cap Growth Stock......... $19,510
                    T. Rowe Small Cap Value........     165
                    Aggressive Growth Stock........  61,610
                    AllianceBernstein Mid Cap Value  29,955
                    T. Rowe Equity Income..........     440



Note 10 -- Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31/st/ are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios' post-October losses and capital loss carryovers as of December 31, 2003 is provided below:

                                                Post
                                              October         Capital Loss
                                               Losses          Carryovers
                                          ---------------- -------------------
                                                  Foreign
  Portfolio                               Capital Currency  Amount  Expiration
  ---------                               ------- -------- -------- ----------
                                                 (Amounts in Thousands)
  Small Cap Growth Stock.................  $ --     $ --   $ 25,729 2009-2010
  T. Rowe Price Small Cap Value..........    --       --         --        --
  Aggressive Growth Stock................    --       --    203,512 2010-2011
  International Growth...................    --       --      5,314 2009-2011
  Franklin Templeton International Equity    --      124    120,208 2009-2011
  AllianceBernstein Mid Cap Value........    --       --         --        --
  Index 400 Stock........................    11       --         --        --
  Janus Capital Appreciation.............   103       --         --        --
  Growth Stock...........................    --       --     95,156 2009-2010
  Large Cap Core Stock...................    --       --    165,024 2009-2011
  Capital Guardian Domestic Equity.......    --       --      3,619 2009-2011
  T. Rowe Price Equity Income............    --       --         --        --
  Index 500 Stock........................    --       --         --        --
  Asset Allocation.......................    --       --        556      2010
  Balanced...............................    --       --         --        --
  High Yield Bond........................    --       --     76,427 2006-2010
  Select Bond............................    --       --         --        --
  Money Market...........................    --       --         --        --


Note 11 -- Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

Note 12 -- Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity and International Growth Portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the six months ended June 30, 2004 and the year ended December 31, 2003 are summarized below:

                                          2004           2003
              Portfolio              Reimbursements Reimbursements
              ---------              -------------- --------------
              International Growth..   $   63,323     $   68,922
              Franklin Templeton
                International Equity    1,245,312     $1,469,313


                                                  Notes to Financial Statements

 Notes to Financial Statements


Note 13 -- Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the periods ended June 30, 2004 and December 31, 2003 were as follows:

                                        2004 Distributions Paid 2003 Distributions Paid
                                                From:                   From:
                                        ----------------------- -----------------------
                                        Ordinary   Long-term    Ordinary   Long-term
Portfolio                                Income   Capital Gain   Income   Capital Gain
---------                               --------  ------------  --------  ------------
                                                  (Amounts in Thousands)
Small Cap Growth Stock................. $    --     $    --     $    --      $   --
T. Rowe Price Small Cap Value..........     902       1,353          --          --
Aggressive Growth Stock................      --          --          --          --
International Growth...................       7          --         420          --
Franklin Templeton International Equity  14,574          --      11,039          --
AllianceBernstein Mid Cap Value........      81           4         541          --
Index 400 Stock........................   2,523       2,268       1,934          --
Janus Capital Appreciation.............      --          --          91          --
Growth Stock...........................   4,542          --       4,774          --
Large Cap Core Stock...................   4,200          --       3,770          --
Capital Guardian Domestic Equity.......      19          --       1,804          --
T. Rowe Price Equity Income............     196          --         651          --
Index 500 Stock........................  27,017      16,060      21,914       8,037
Asset Allocation.......................      --          --       2,122          --
Balanced...............................  79,236      98,255      85,974          --
High Yield Bond........................  14,552          --         362          --
Select Bond............................  39,008       4,298      38,274          --
Money Market...........................   2,073          --       5,836          --

As of June 30 2004, the tax basis amounts were as follows:

                                        Undistributed Undistributed               Unrealized
                                          Ordinary      Long-term   Accumulated  Appreciation
Portfolio                                  Income         Gains       Losses    (Depreciation)
---------                               ------------- ------------- ----------- --------------
                                                        (Amounts in Thousands)
Small Cap Growth Stock.................    $  (652)      $    --     $    (513)    $ 59,904
T. Rowe Price Small Cap Value..........      2,624           673            --       31,787
Aggressive Growth Stock................        811            --      (163,036)     222,305
International Growth...................        430            --        (2,828)      15,924
Franklin Templeton International Equity     13,143            --      (100,966)     141,540
AllianceBernstein Mid Cap Value........      1,660           941            --        9,375
Index 400 Stock........................       (148)        5,134            --       57,560
Janus Capital Appreciation.............        (21)           --          (126)       7,756
Growth Stock...........................      2,163            --       (75,412)      64,575
Large Cap Core Stock...................      2,331            --      (167,353)      43,602
Capital Guardian Domestic Equity.......       (149)        1,615            --       20,239
T. Rowe Price Equity Income............      1,016           243            --        7,917
Index 500 Stock........................      9,251        15,655            --      398,469
Asset Allocation.......................      1,146         1,030            --       11,959
Balanced...............................     27,928         8,874            --      579,212
High Yield Bond........................      7,427            --       (71,030)       2,687
Select Bond............................      2,698            --          (553)      (3,961)
Money Market...........................         --            --            --           --

Note 14 -- Proxy Voting Guidelines

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements

Item 2. Code of Ethics

          Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

          Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

          Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

          Not applicable.

Item 6. Schedule of Investments

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

          Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

          Not applicable.

Item 10. Disclosure Controls and Procedures

          (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

          (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the

               Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits

          (a)(1) Not applicable to semi-annual reports.

          (a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by
               Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

          (a)(3) Not applicable.

          (b) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C.
               Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.


By: /s/ Mark G. Doll
    ------------------------------------
    Mark G. Doll, President

Date: August 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Mark G. Doll
    ------------------------------------
    Mark G. Doll, President

Date: August 4, 2004


By: /s/ Walter M. Givler
    ------------------------------------
    Walter M. Givler, Vice-President,
    Chief Financial Officer and
    Treasurer

Date: August 4, 2004